As filed electronically with the Securities and Exchange Commission on May 1, 2001
                                                Securities Act File No. 33-64915
                                        Investment Company Act File No. 811-7447

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 21
                                       ---

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 24
                                       ---

                           HARRIS INSIGHT FUNDS TRUST
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

                  3200 Horizon Drive, King of Prussia, PA 19406
                  ---------------------------------------------
           (Address of Principal Executive Offices including Zip Code)


        Registrant's Telephone Number, including Area Code: 610.239.4590

       Name and Address of Agent for Service:                         Copies to:

       Thomas J. Ryan                        Cameron S. Avery, Esq.     and      G. Nicholas Bullat, Esq.
       Harris Insight Funds Trust            Bell, Boyd & Lloyd LLC              Harris Trust & Savings Bank
       PFPC Inc.                             Three First National Plaza          111 West Monroe Street
       400 Bellevue Parkway                  70 West Madison Street              21st Floor East
       Wilmington, DE 19809                  Chicago, IL  60602-4207             Chicago, IL 60603


                  It is proposed that this filing will become effective:

                  X  immediately upon filing pursuant to paragraph (b)
                 ---
                     60 days after filing pursuant to paragraph (a)(1)
                 ---
                     75 days after filing pursuant to paragraph (a)(2)
                 ---
                     on ___________ pursuant to paragraph (b)
                 ---
                     on ___________ pursuant to paragraph (a)(1)
                 ---
                     on ___________ pursuant to paragraph (a)(2) of rule 485
                 ---

                  If appropriate, check the following box:

                  ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     HARRIS
                                INSIGHT(R) FUNDS

                                    A Shares

                             May 1, 2001 PROSPECTUS


                           HARRIS INSIGHT EQUITY FUNDS
                                  Balanced Fund
                               Equity Income Fund
                                   Equity Fund
                                Core Equity Fund
                        (formerly named the Growth Fund)
                              Small-Cap Value Fund
                           Small-Cap Opportunity Fund
                               International Fund
                              Emerging Markets Fund


                        HARRIS INSIGHT FIXED INCOME FUNDS
                           Convertible Securities Fund
                              Tax-Exempt Bond Fund
                                    Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          Short/Intermediate Bond Fund
                        Intermediate Government Bond Fund



  As with any mutual fund, the Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

[LOGO] HARRIS INSIGHT(R) FUNDS

                                TABLE OF CONTENTS


                                    INTRODUCTION TO EQUITY FUNDS          PAGE 2
                                     Harris Insight Equity Funds
                                                   Balanced Fund               3
                                              Equity Income Fund               4
                                                     Equity Fund               5
               Core Equity Fund (formerly named the Growth Fund)               6
                                            Small-Cap Value Fund               7
                                      Small-Cap Opportunity Fund               8
                                              International Fund               9
                                           Emerging Markets Fund              10
                                             Risk Considerations              11
                                               Fees and Expenses              13

                              INTRODUCTION TO FIXED INCOME FUNDS              14
                               Harris Insight Fixed Income Funds
                                     Convertible Securities Fund              15
                                            Tax-Exempt Bond Fund              16
                                                       Bond Fund              17
                               Intermediate Tax-Exempt Bond Fund              18
                                    Short/Intermediate Bond Fund              19
                               Intermediate Government Bond Fund              20
                                             Risk Considerations              21
                                               Fees and Expenses              23

                                              Investment Adviser              25

                                              Portfolio Managers              26

                                          Pricing of Fund Shares              28

                                            Shareholder Services              29

                                Dividends and Tax Considerations              36

                                       Distribution Arrangements              37

                               Master Fund/Feeder Fund Structure              37

                                            Financial Highlights              38

                 INTRODUCTION TO THE HARRIS INSIGHT EQUITY FUNDS

      These Funds invest in stocks, which represent partial ownership in a company. They generally pursue capital appreciation: that is, an increase in the Fund's share value. In some cases, these Funds also seek dividend income.

 Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.


WHY INVEST IN EQUITY FUNDS?
Equity funds offer investors the potential for greater returns than fixed-income funds and are considered an attractive choice for outpacing inflation over the long term. Equity funds are more appropriate for investors who can tolerate a higher degree of risk in exchange for an opportunity to pursue attractive long-term investment rewards.

--------------------------------------------------------------------------------

     Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 11.

--------------------------------------------------------------------------------

                           HARRIS INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------
                                  BALANCED FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide current income and capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets.

The adviser continually reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of the STANDARD & POOR'S 500 STOCK INDEX and between 35% and 60% of the return of the LEHMAN BROTHERS AGGREGATE BOND INDEX.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 11.)

     o    Allocation risk

     o    Interest rate risk

     o    Market risk


TERMS TO KNOW

STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))
An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

LEHMAN BROTHERS AGGREGATE BOND INDEX
An index measuring the total return of approximately 6,500 U.S. bonds.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The chart does not include the effect of the front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1998     1999     2000
7.39%    -1.59%   11.97%



Best Quarter:                    Q4 1998               7.97%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998              -6.57%

Average Annual Total Return*
(as of 12/31/00)
                                            1       Inception
                                          Year      (4/16/97)
--------------------------------------------------------------------------------
Balanced Fund                             5.82%       8.45%
S&P 500 Stock Index                      -9.11%      17.60%
Lehman Brothers
Aggregate Bond Index                     11.63%       7.83%

* For periods before the inception of the Fund's A Shares on February 10, 1999, performance shown in the bar chart reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance. Performance shown in the table, for periods before the inception of the Fund's A Shares, reflects performance of the Fund's N Shares, adjusted for A Shares' sales charge.

                               EQUITY INCOME FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide current income and, secondarily, capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in common stocks that can be found in the S&P 500 or other attractive issues. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATION in excess of $1 billion).

The adviser's approach should produce returns that are similar to those of the S&P 500 and its corresponding sectors, yet with a higher level of income.

The adviser utilizes a disciplined investment process designed to maintain a diversified portfolio of the equity securities of higher quality companies.

The adviser seeks securities with:
o Higher-than-average dividend yields
o Stronger-than-average growth characteristics

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 11.)

     o    Market risk

     o    Market segment risk


TERMS TO KNOW

MARKET CAPITALIZATION
The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The chart does not include the effect of the front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1994     1995     1996     1997     1998    1999     2000
-0.81%   36.35%   17.02%   31.03%   22.33%  9.66%    -3.56%


Best Quarter:                    Q4 1998              19.55%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -11.19%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5       Inception
                               Year       Years     (1/1/94)
--------------------------------------------------------------------------------
Equity Income Fund            -8.88%     13.39%      14.20%
S&P 500 Stock Index           -9.11%     18.33%      18.23%

* For periods before the inception of the Fund's A Shares on February 10, 1999, performance shown in the bar chart reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance. Performance shown in the table, for periods before the inception of the Fund's A Shares, reflects performance of the Fund's N Shares, adjusted for A Shares' sales charge.

     The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust and Savings Bank (Harris Trust) with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1994 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the Investment Company Act of 1940, as amended (the "1940 Act") nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                                   EQUITY FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation and current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATION in excess of $1 billion).

The adviser selects stocks that represent sectors found within the S&P 500 in an effort to:

     o Provide greater returns, over the long-term, than the securities comprising the S&P 500

     o    Maintain a risk level approximating that of the S&P 500

The Fund's portfolio consists of approximately 50 to 75 stocks, diversified among major sectors of the market.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 11.)

     o    Market risk

     o    Market segment risk


TERMS TO KNOW

MARKET CAPITALIZATION
See page 4.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The chart does not include the effect of the front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
26.42%   7.45%    17.70%   -2.63%   35.60%  23.99%   35.08%   13.31%   -1.79%   8.17%



Best Quarter:                    Q4 1998              18.64%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -14.54%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Equity Fund                    2.23%     13.77%      14.94%
S&P 500 Stock Index           -9.11%     18.33%      17.46%

* For periods before the inception of the Fund's A Shares on February 12, 1999, performance shown in the bar chart reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance. Performance shown in the table, for periods before the inception of the Fund's A Shares, reflects performance of the Fund's N Shares, adjusted for A Shares' sales charge.

                                CORE EQUITY FUND
                        (formerly named the Growth Fund)
WHAT IS THE FUND'S OBJECTIVE?
--------------------------------------------------------------------------------
The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATION in excess of $1 billion).

The adviser selects securities that are considered to be undervalued and to represent growth opportunities. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 11.)

     o    Market risk

     o    Market segment risk

     o    Volatility risk


TERMS TO KNOW

MARKET CAPITALIZATION
See page 4.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The chart does not include the effect of the front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1993     1994     1995     1996     1997    1998     1999     2000
5.83%    -0.40%   36.10%   28.58%   32.48%  24.64%   16.27%   -7.90%


Best Quarter:                    Q4 1998              22.67%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -11.95%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5       Inception
                               Year       Years     (4/1/92)
--------------------------------------------------------------------------------
Core Equity Fund              -12.98%    16.53%      14.89%
S&P 500 Stock Index            -9.11%    18.33%      16.91%

* For periods before the inception of the Fund's A Shares on February 5, 1999, performance shown in the bar chart reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance. Performance shown in the table, for periods before the inception of the Fund's A Shares, reflects performance of the Fund's N Shares, adjusted for A Shares' sales charge.

     The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on April 1, 1992 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                              SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by MARKET CAPITALIZATION). These securities tend to be represented in the Russell 2000 Value Index, an index of companies with a median market capitalization of $750 million, that is a popular measure of the stock price performance of small companies that have a lower price-to-book ratio and/or forecasted earnings growth.

Using a "value" approach, the adviser buys those securities considered to be conservatively valued relative to the securities of comparable companies. The adviser pays particular attention to a company's current and forecasted earnings levels.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 11.)

     o    Market risk

     o    Small company risk

     o    Volatility risk

TERMS TO KNOW
MARKET CAPITALIZATION
See page 4.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The chart does not include the effect of the front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
41.15%   15.88%   14.63%   -3.53%   26.67%  14.66%   29.05%   -4.22%   0.21%    34.15%

Best Quarter:                    Q1 1991              20.91%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -18.09%

AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Small-Cap Value Fund          26.78%     12.48%      15.22%
Russell 2000 Value Index      22.83%     12.60%      17.65%

* For periods before the inception of the Fund's A Shares on August 18, 1999, performance shown in the bar chart reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance. Performance shown in the table, for periods before the inception of the Fund's A Shares, reflects performance of the Fund's N Shares, adjusted for A Shares' sales charge.

  The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                           SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------


WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by MARKET CAPITALIZATION). These securities tend to be represented in the Russell 2000 Small Stock Index, an index of companies with a median market capitalization of $850 million, that is a popular measure of the stock price performance of small companies.

The Fund invests in the securities of companies that the adviser believes have superior growth potential. In selecting securities, the adviser pays particular attention to companies offering potentially above-average earnings, sales and asset value growth. The adviser buys those securities considered to be attractively valued relative to the securities of comparable companies.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 11.)

     o    Market risk

     o    Small company risk

     o    Volatility risk


TERMS TO KNOW

MARKET CAPITALIZATION
See page 4.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The chart does not include the effect of the front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
47.14%   18.59%   14.80%   -4.06%   25.86%  18.44%   25.01%   0.94%    39.99%   6.46%



Best Quarter:                    Q4 1999              28.15%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -21.11%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Small-Cap Opportunity Fund     0.59%     16.05%      17.67%
Russell 2000
Small Stock Index             -3.02%     10.31%      15.53%

* For periods before the inception of the Fund's A Shares on March 5, 1999, performance shown in the bar chart reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance. Performance shown in the table, for periods before the inception of the Fund's A Shares, reflects performance of the Fund's N Shares, adjusted for A Shares' sales charge.

     The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                               INTERNATIONAL FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation. Current income is a secondary objective.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk.

The Fund invests in securities that the sub-adviser believes are undervalued. When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 11.)

     o    Currency rate risk

     o    Foreign securities risk

     o    Geographic concentration risk

     o    Market risk

     o    Volatility risk

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The chart does not include the effect of the front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
11.53%   -4.66%   24.22%   4.04%    3.75%   4.73%    -5.32%   -5.13%   26.80%   -9.50%


Best Quarter:                    Q2 1999              14.50%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -19.41%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
International Fund            -14.46%     0.40%       3.82%
MSCI EAFE Free Index          -13.96%     7.37%       8.54%

* For periods before the inception of the Fund's A Shares on March 5, 1999, performance shown in the bar chart reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance. Performance shown in the table, for periods before the inception of the Fund's A Shares, reflects performance of the Fund's N Shares, adjusted for A Shares' sales charge.

     The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor common trust fund from its inception on January 1, 1987 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                              EMERGING MARKETS FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in equity securities of issuers located in EMERGING MARKETS COUNTRIES. The sub-adviser selects securities it considers undervalued.

The Fund's investments reflect a broad cross-section of countries, industries and companies.

When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The sub-adviser also evaluates such criteria as:

     o    Political climate of a country

     o    Interest rate and currency considerations

     o    Equity market valuations

The Fund may invest in certain debt securities when the sub-adviser believes their potential for appreciation equals or exceeds that available from investments in common stock.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 11.)

     o    Currency rate risk

     o    Foreign securities risk

     o    Geographic concentration risk

     o    Market risk

     o    Small company risk

     o    Volatility risk


TERMS TO KNOW

EMERGING MARKETS COUNTRY
The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The chart does not include the effect of the front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1998     1999     2000
-31.73%  64.53%   -28.81%



Best Quarter:                    Q4 1999              32.66%
--------------------------------------------------------------------------------
Worst Quarter:                   Q2 1998             -27.09%

Average Annual Total Return*
(as of 12/31/00)
                                           1       Inception
                                          Year     (10/21/97)
--------------------------------------------------------------------------------
Emerging Markets Fund                    -32.74%     -12.76%
MSCI Emerging
Markets Free Index                       -30.61%      -4.97%

* For periods before the inception of the Fund's A Shares on August 12, 1999, performance shown in the bar chart reflects performance of the Fund's N Shares, which had lower expenses, and does not reflect the effect that A Shares' expenses would have had on performance. Performance shown in the table, for periods before the inception of the Fund's A Shares, reflects performance of the Fund's N Shares, adjusted for A Shares' sales charge.

                       RISK CONSIDERATIONS - EQUITY FUNDS

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.

                    FUNDS
   PRINCIPAL
   RISKS FOR ONE                          Equity                    Core     Small-Cap   Small-Cap                 Emerging
   OR MORE FUNDS             Balanced     Income      Equity       Equity       Value   Opportunity  International  Markets
---------------------------------------------------------------------------------------------------------------------------
   Allocation                    P
---------------------------------------------------------------------------------------------------------------------------
   Currency rate                 O                                                                         P           P
---------------------------------------------------------------------------------------------------------------------------
   Foreign securities            O           O           O            O           O           O            P           P
---------------------------------------------------------------------------------------------------------------------------
   Geographic
   concentration                                                                                           P           P
---------------------------------------------------------------------------------------------------------------------------
   Interest rate                 P                                                                         O           O
---------------------------------------------------------------------------------------------------------------------------
   Market                        P           P           P            P           P           P            P           P
---------------------------------------------------------------------------------------------------------------------------
   Market segment                            P           P            P           O           O
---------------------------------------------------------------------------------------------------------------------------
   Small company                                                                  P           P            O           P
---------------------------------------------------------------------------------------------------------------------------
   Volatility                                            O            P           P           P            P           P
---------------------------------------------------------------------------------------------------------------------------
   OTHER RISKS
---------------------------------------------------------------------------------------------------------------------------
   Counterparty                  O           O           O            O           O           O            O           O
---------------------------------------------------------------------------------------------------------------------------
   Credit                        O                                                                         O           O
---------------------------------------------------------------------------------------------------------------------------
   Leverage                      O           O           O            O           O           O            O           O
---------------------------------------------------------------------------------------------------------------------------
   Industry concentration                                                                                  O           O
---------------------------------------------------------------------------------------------------------------------------
   Prepayment                    O                                                                         O           O
---------------------------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

     o    The investment objective

     o    The Fund's ability to achieve its objective

     o    The markets in which the Fund invests

     o    The investments the Fund makes in those markets

     o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

ALLOCATION RISK
The risk that the percentages of the fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK
The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK
The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK
The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

FOREIGN SECURITIES RISK
The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK
The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INDUSTRY CONCENTRATION RISK
The risk that investments concentrated in a particular industry or group of industries will underperform or be more volatile than investments in other industry sectors because of economic, regulatory, financial, or market conditions significantly affecting that industry or group. For example, the software or biotechnology industries can be significantly affected by patent considerations, intense competition, rapid change and product obsolescence, and government regulation. Companies in these sectors may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. Similarly, these industries can be significantly affected by the obsolescence of existing products or processes, short product cycles, falling prices and profits, and competition from new or unanticipated market entrants.

INTEREST RATE RISK
The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK
The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK
The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MARKET SEGMENT RISK
The risk that investments concentrated in one portion of the market (e.g., large capitalization stocks or short-term government bonds) will underperform the overall market.

PREPAYMENT RISK
The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

SMALL COMPANY RISK
The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of small-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VOLATILITY RISK
The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

                        FEES AND EXPENSES - EQUITY FUNDS

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Equity Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases*                          5.50%
Maximum Deferred Sales Charge (Load)*                                      1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                 None
Redemption Fee                                                              None
Exchange Fee                                                                None
--------------------------------------------------------------------------------

* Sales charge waivers and reduced sales charge plans are available for A Shares. If A Shares purchased without an initial sales charge (purchases of $1,000,000 or more) are redeemed within two years after purchase, a contingent deferred sales charge of up to 1.00% will be applied to the redemption. See Shareholder Services - How To Buy Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
------------------------------------------------------------------------------------------------------------------------------
                                         Equity                     Core       Small-Cap    Small-Cap                 Emerging
                           Balanced      Income       Equity       Equity        Value     Opportunity International   Markets
------------------------------------------------------------------------------------------------------------------------------
Investment
Advisory Fees/1/             0.60%        0.70%        0.70%        0.90%        0.80%        1.00%        1.05%        1.25%
Rule 12b-1 Fees              0.25         0.25         0.25         0.25         0.25         0.25         0.25         0.25
Other Expenses/1/            0.66         0.32         0.23         0.26         0.28         0.22         0.31         0.46
------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses/1/  1.51%        1.27%        1.18%        1.41%        1.33%        1.47%        1.61%        1.96%
------------------------------------------------------------------------------------------------------------------------------

/1/  Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of advisory fees by the adviser and sub-administrative fees by PFPC Inc. (These voluntary waivers are expected to remain in effect until at least December 31, 2001 and may be decreased by the adviser and/or PFPC Inc., subject to approval, in the case of advisory fees, by the Board of Trustees.) After these waivers (which waivers do not apply to the Equity Fund), actual Fund
     Investment Advisory Fees, Other Expenses and Total Operating Expenses for
     the fiscal year ended December 31, 2000 were:
                                                 Equity        Core       Small-Cap    Small-Cap                 Emerging
                                   Balanced      Income       Equity        Value     Opportunity International   Markets
     ---------------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees        0.38%        0.64%        0.85%        0.73%        0.99%        1.05%        1.25%
     Other Expenses                  0.50         0.29         0.25         0.26         0.21         0.30         0.42
     Total Operating Expenses        1.13%        1.18%        1.35%        1.24%        1.45%        1.60%        1.92%
     ---------------------------------------------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.


EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Harris Insight Equity Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                         Equity                     Core       Small-Cap   Small-Cap                  Emerging
                           Balanced      Income       Equity       Equity        Value    Opportunity  International   Markets
------------------------------------------------------------------------------------------------------------------------------
One Year                     $695         $672         $664        $686         $678         $691         $705         $738
------------------------------------------------------------------------------------------------------------------------------
Three Years                 1,001          931          904         972          948          989        1,030        1,131
------------------------------------------------------------------------------------------------------------------------------
Five Years                  1,328        1,209        1,163       1,279        1,239        1,309        1,378        1,549
------------------------------------------------------------------------------------------------------------------------------
Ten Years                   2,252        2,000        1,903       2,148        2,063        2,211        2,356        2,710
------------------------------------------------------------------------------------------------------------------------------


              INTRODUCTION TO THE HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

 These Funds invest primarily in bonds, which are debt instruments that normally --

     o    Pay a set amount of interest on a regular basis

     o    Repay the face amount, or principal, at a stated future date

     o Are issued by domestic and foreign corporations, federal and state governments, and their agencies

WHY INVEST IN FIXED INCOME FUNDS?
Fixed income funds can play a key role in an investor's portfolio by offering:

     o    A reasonable level of current income

     o    A measure of price stability relative to equity fund investments

     o In the case of tax-exempt funds, income that is generally free from federal income tax

HOW DO FIXED INCOME FUNDS PROVIDE A STEADY STREAM OF INCOME?
Fixed income funds earn income on the underlying securities and pay this out to the shareholders on a regular (e.g., monthly) basis.

WHAT CAUSES BOND VALUES TO CHANGE?
Investors should be aware that bonds will fluctuate in value for any of three main reasons:

     o    A change in interest rates

     o    A change in economic conditions

     o    A change in the financial condition of the issuer

HOW DOES THE PRICE OF A BOND MOVE WITH INTEREST RATES?
When interest rates rise, bond prices fall - and vice versa. Changing interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. As a result, when prevailing interest rates rise, the prices of long-term bonds decrease, to a greater degree than the prices of short-term bonds. The reverse is true when interest rates fall.

HOW ARE BONDS GRADED?
Bond quality, or grade, refers to the creditworthiness (the ability to repay debt) of the issuing organization. Higher ratings indicate better quality. Independent rating services, such as Moody's Investors Service or Standard & Poor's, publish and disseminate bond quality ratings on a regular basis.

--------------------------------------------------------------------------------

     Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 21.

-------------------------------------------------------------------------------

                        HARRIS INSIGHT FIXED INCOME FUNDS
                           CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide capital appreciation and current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in CONVERTIBLE SECURITIES.

The Fund also may invest up to 35% of its assets in SYNTHETIC CONVERTIBLES and 15% of its assets in common stocks. When, in the adviser's opinion, convertible securities do not serve the Fund's objective, the Fund may invest part or all of its assets in U.S. GOVERNMENT SECURITIES, corporate debt obligations and short-term money market instruments. The adviser will continue to seek current income during such periods, but will put less emphasis on capital appreciation. The adviser invests primarily in convertible securities rated "B" or better by Standard & Poor's Corporation and Moody's Investors Service, Inc. (or, if not rated, securities considered by the adviser to be of comparable quality). The Fund may also invest up to:

     o    15% of its assets in securities rated "B-"

     o 5% of its assets in convertible securities rated "CCC" by Standard & Poor's or "Caa" by Moody's. (Securities rated "BB" or below by Standard & Poor's or "Ba" or below by Moody's are "high yield" securities, commonly known as "junk bonds." These securities are considered speculative and are subject to increased risk.)

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 21.)

     o    Credit risk

     o    Interest rate risk

     o    Market risk


TERMS TO KNOW

CONVERTIBLE SECURITIES
Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

     o    When equity markets go up, they tend to rise in price

     o When interest rates rise, they tend to decline relatively less in price than long-term bonds

SYNTHETIC CONVERTIBLES
Issues that function like a convertible security by combining separate securities into one investment package offering fixed income and the right to acquire stock.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The chart does not include the effect of the front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
26.90%   17.31%   13.52%   -3.36%   18.93%  20.77%   18.32%   -2.04%   31.75%   -6.69%



Best Quarter:                    Q4 1999              25.13%
--------------------------------------------------------------------------------
Worst Quarter:                   Q4 2000             -13.67%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Convertible Securities Fund    -6.69%     11.47%     12.83%
CS First Boston Convertible
Securities Index               -7.83%     13.20%     14.70%

* A Shares of the Fund had not commenced operations until January 13, 2000. Performance shown reflects performance of the Fund's N Shares, which have similar expenses, and does not reflect the effect that A Shares' sales charge would have had on performance.

     The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                              TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of current income that is exempt from federal income tax.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 80% of its assets in MUNICIPAL SECURITIES with varying maturities. These securities are generally exempt from federal income tax and not subject to the ALTERNATIVE MINIMUM TAX.

The adviser employs:

     o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

     o In-depth credit analysis to help ensure that the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. GOVERNMENT SECURITIES and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the adviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 21.)

     o    Credit risk

     o    Interest rate risk

     o    Municipal market risk

     o    Prepayment risk


TERMS TO KNOW

MUNICIPAL SECURITIES
Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

ALTERNATIVE MINIMUM TAX (AMT)
A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

U.S. GOVERNMENT SECURITIES
See page 15.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The chart does not include the effect of the front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
11.34%   8.09%    12.67%   -7.53%   14.16%  3.43%    8.28%    4.62%    -3.31%   14.13%


Best Quarter:                    Q4 2000               6.13%
--------------------------------------------------------------------------------
Worst Quarter:                   Q1 1994              -5.15%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Tax-Exempt Bond Fund          14.13%      5.27%       6.35%
Lehman Brothers
Municipal Bond Index          11.68%      5.83%       7.32%

* A Shares of the Fund had not commenced operations until January 31, 2001. Performance shown reflects performance of the Fund's N Shares, which have similar expenses, and does not reflect the effect that A Shares' sales charge would have had on performance.

     The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                                    BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of total return, including a competitive level of current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in bonds and similar fixed income securities. The Fund may invest in the following:

     o    Bonds and debentures

     o    U.S. GOVERNMENT SECURITIES

     o    Debt obligations of foreign governments

     o    MORTGAGE-BACKED SECURITIES

     o    MUNICIPAL SECURITIES

     o    ZERO-COUPON SECURITIES

     o    Other floating/variable rate obligations

     o    Options and interest-rate futures contracts

The Fund normally maintains a DOLLAR-WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) of between five and ten years. Accordingly, the Fund's holdings may experience more share-price volatility than bonds with shorter maturities, making the Fund a more suitable investment for long-term investors.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 21.)

     o    Credit risk

     o    Interest rate risk

     o    Prepayment risk


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES
See page 15.

MORTGAGE-BACKED SECURITIES
Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES
See page 16.

ZERO-COUPON SECURITIES
Securities that do not pay a stated interest rate but are sold at a deep discount to their value at maturity. The difference between a security's discounted price and its full value at maturity represents the payment of interest.

DOLLAR-WEIGHTED AVERAGE MATURITY
An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The chart does not include the effect of the front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1997     1998     1999     2000
9.14%    6.86%    -1.16%   12.78%



Best Quarter:                    Q4 2000               4.98%
--------------------------------------------------------------------------------
Worst Quarter:                   Q2 1999              -1.13%

Average Annual Total Return*
(as of 12/31/00)
                                            1       Inception
                                          Year      (4/22/96)
--------------------------------------------------------------------------------

Bond Fund                                 7.67%       5.85%

Lehman Brothers
Aggregate Bond Index                     11.63%       7.46%

* For periods before the inception of the Fund's A Shares on February 18, 1999, performance shown in the bar chart reflects performance of the Fund's N Shares, which had similar expenses. Performance shown in the table, for periods before the inception of the Fund's A Shares, reflects performance of the Fund's N Shares, adjusted for A Shares' sales charge.

                        INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of current income that is exempt from federal income tax.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 80% of its assets in a broad range of MUNICIPAL SECURITIES. These securities are generally exempt from federal income tax and not subject to the ALTERNATIVE MINIMUM TAX.

Under normal market conditions, the Fund's investments will have a DOLLAR-WEIGHTED AVERAGE MATURITY in a range of three to ten years. Such intermediate-term securities share these basic characteristics:

     o They offer a higher income stream and somewhat higher share price volatility than shorter-term municipal bond funds

     o They tend to deliver less income with greater share price stability than longer-term bond funds

The Fund also may invest in U.S. GOVERNMENT SECURITIES and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 21.)

     o    Credit risk

     o    Interest rate risk

     o    Municipal market risk

     o    Prepayment risk


TERMS TO KNOW

MUNICIPAL SECURITIES
See page 16.

ALTERNATIVE MINIMUM TAX (AMT)
See page 16.

DOLLAR-WEIGHTED AVERAGE MATURITY
See page 17.

U.S. GOVERNMENT SECURITIES
See page 15.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The chart does not include the effect of the front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
10.75%   6.50%    8.28%    -3.33%   11.40%  2.80%    6.14%    4.67%    -0.68%   10.94%


Best Quarter:                    Q4 2000               4.57%
--------------------------------------------------------------------------------
Worst Quarter:                   Q1 1994              -2.89%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Intermediate Tax-Exempt
Bond Fund                     10.94%      4.71%       5.64%
Lehman Brothers
3-15 Year Blend
Municipal Bond Index           9.93%      5.67%      N/A **

* A Shares of the Fund had not commenced operations until January 17, 2001. Performance shown reflects performance of the Fund's N Shares, which have similar expenses, and does not reflect the effect that A Shares' sales charge would have had on performance.

     The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1986 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

**   The inception date of the index was July 1, 1993.

                          SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of total return, including a competitive level of current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in bonds with a short/intermediate-term average maturity.

The adviser favors bonds with two to five years remaining to maturity in order to achieve relative price stability and an attractive stream of income. Such short/intermediate-term bonds tend to offer a buffer against rising interest rates, although they will appreciate less when interest rates fall.

The Fund normally maintains a DOLLAR-WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

The Fund may invest in:

     o Bonds and debentures

     o    U.S. GOVERNMENT SECURITIES

     o    U.S. dollar-denominated debt obligations of foreign issuers

     o    MORTGAGE-BACKED SECURITIES

     o    ASSET-BACKED SECURITIES

     o    MUNICIPAL SECURITIES

     o    ZERO-COUPON SECURITIES

     o    Other floating/variable rate obligations

     o    Options and interest-rate futures contracts

If a defensive position is warranted, the Fund may hold short-term U.S. government securities (such as Treasury bills), high-quality money market instruments and cash.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 21.)

     o    Credit risk

     o    Interest rate risk

     o    Prepayment risk


TERMS TO KNOW

DOLLAR-WEIGHTED AVERAGE MATURITY
See page 17.

U.S. GOVERNMENT SECURITIES
See page 15.

MORTGAGE-BACKED SECURITIES
See page 17.

ASSET-BACKED SECURITIES
Securities collateralized by credit card loans or other accounts receivable.

MUNICIPAL SECURITIES
See page 16.

ZERO-COUPON SECURITIES
See page 17.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The chart does not include the effect of the front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1992     1993     1994     1995     1996    1997     1998     1999     2000
5.28%    9.91%    -1.29%   13.88%   3.51%   6.89%    6.75%    0.56%    10.13%



Best Quarter:                    Q3 1992               4.62%
--------------------------------------------------------------------------------
Worst Quarter:                   Q4 1992              -2.13%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5       Inception
                               Year       Years     (4/1/91)
--------------------------------------------------------------------------------
Short/Intermediate
Bond Fund                      6.32%      4.76%       6.35%
Lehman Brothers
Intermediate Government/
Corporate Bond Index          10.12%      6.12%       7.92%


* For periods before the inception of the Fund's A Shares on July 22, 1999, performance shown in the bar chart reflects performance of the Fund's N Shares, which had similar expenses. Performance shown in the table, for periods before the inception of the Fund's A Shares, reflects performance of the Fund's N Shares, adjusted for A Shares' sales charge.

                        INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of current income, consistent with preservation of capital.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in:

     o    U.S. GOVERNMENT SECURITIES

     o    MORTGAGE-BACKED SECURITIES, issued by U.S. government agencies

     o    REPURCHASE AGREEMENTS collateralized by U.S. government securities

The DOLLAR-WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

The adviser may invest up to 20% of the Fund's assets in:

     o    ASSET-BACKED SECURITIES

     o    ZERO-COUPON SECURITIES

     o    Corporate bonds

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 21.)

     o    Credit risk

     o    Interest rate risk

     o    Prepayment risk

TERMS TO KNOW
U.S. GOVERNMENT SECURITIES
See page 15.

MORTGAGE-BACKED SECURITIES
See page 17.

REPURCHASE AGREEMENTS
A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

DOLLAR-WEIGHTED AVERAGE MATURITY
See page 17.

ASSET-BACKED SECURITIES
See page 19.

ZERO-COUPON SECURITIES
See page 17.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The chart does not include the effect of the front-end sales charge. If the effect of the sales charge were reflected, returns would be lower than those shown. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
13.30%   6.49%    8.10%    -1.93%   13.09%  3.86%    7.56%    7.18%    -1.05%   12.90%



Best Quarter:                    Q4 2000               4.99%
--------------------------------------------------------------------------------
Worst Quarter:                   Q1 1994              -2.21%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Intermediate Government
Bond Fund                      8.97%      5.24%       6.44%
Lehman Brothers Intermediate
Government Bond Index         10.47%      6.16%       7.19%

* For periods before the inception of the Fund's A Shares on February 12, 1999, performance shown in the bar chart reflects performance of the Fund's N Shares, which had similar expenses. Performance shown in the table, for periods before the inception of the Fund's A Shares, reflects performance of the Fund's N Shares, adjusted for A Shares' sales charge.

     The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                    RISK CONSIDERATIONS - FIXED INCOME FUNDS
--------------------------------------------------------------------------------
The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


                   FUNDS
   PRINCIPAL                                                                    Intermediate         Short/        Intermediate
   RISKS FOR ONE            Convertible       Tax-Exempt                         Tax-Exempt       Intermediate      Government
   OR MORE FUNDS            Securities           Bond              Bond             Bond              Bond             Bond
-------------------------------------------------------------------------------------------------------------------------------
   Credit                        P                 P                 P                P                 P                P
-------------------------------------------------------------------------------------------------------------------------------
   Interest rate                 P                 P                 P                P                 P                P
-------------------------------------------------------------------------------------------------------------------------------
   Market                        P                 O                 O                O                 O                O
-------------------------------------------------------------------------------------------------------------------------------
   Municipal market                                P                 O                P
-------------------------------------------------------------------------------------------------------------------------------
   Prepayment                                      P                 P                P                 P                P
-------------------------------------------------------------------------------------------------------------------------------
   OTHER RISKS
-------------------------------------------------------------------------------------------------------------------------------
   Counterparty                  O                 O                 O                O                 O                O
-------------------------------------------------------------------------------------------------------------------------------
   Foreign securities            O                                   O                                  O                O
-------------------------------------------------------------------------------------------------------------------------------
   Leverage                      O                 O                 O                O                 O                O
-------------------------------------------------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

     o    The investment objective

     o    The Fund's ability to achieve its objective

     o    The markets in which the Fund invests

     o    The investments the Fund makes in those markets

     o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK
The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK
The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK
The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INTEREST RATE RISK
The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK
The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK
The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK
The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PREPAYMENT RISK
The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

                     FEES AND EXPENSES - FIXED INCOME FUNDS

        The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Fixed Income Funds.


SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES*                          4.50%
MAXIMUM DEFERRED SALES CHARGE (LOAD)*                                      1.00%
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None
REDEMPTION FEE                                                              None
EXCHANGE FEE                                                                None
--------------------------------------------------------------------------------

* Sales charge waivers and reduced sales charge plans are available for A Shares. If A Shares purchased without an initial sales charge (purchases of $1,000,000 or more) are redeemed within two years after purchase, a contingent deferred sales charge of up to 1.00% will be applied to the redemption. See Shareholder Services - How To Buy Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                  Intermediate         Short/        Intermediate
                               Convertible      Tax-Exempt                         Tax-Exempt       Intermediate      Government
                               Securities          Bond              Bond             Bond              Bond             Bond
---------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees/1/       0.70%            0.60%/2/          0.65%            0.60%/2/          0.70%            0.65%
Rule 12b-1 Fees                   0.25             0.25              0.25             0.25              0.25             0.25
Other Expenses/1/                 0.39             0.25              0.28             0.23              0.23             0.34
---------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses/1/       1.34%            1.10%             1.18%            1.08%             1.18%            1.24%
---------------------------------------------------------------------------------------------------------------------------------

/1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect waivers of advisory fees by the adviser and sub-administration fees by PFPC Inc. (These voluntary waivers are expected to remain in effect until at least December 31, 2001 and may be decreased by the adviser and/or PFPC Inc., subject to approval, in the case of advisory fees, by the Board of Trustees.) After these waivers, actual Fund advisory fees, Other Expenses and Total Operating Expenses for the fiscal year ended December 31, 2000 were:

                                                                            Intermediate         Short/        Intermediate
                                   Convertible      Tax-Exempt               Tax-Exempt       Intermediate      Government
                                   Securities          Bond        Bond         Bond              Bond             Bond
     -----------------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees         0.57%            0.00%/2/    0.33%        0.00%/2/          0.37%            0.18%
     Other Expenses                   0.35             0.25        0.27         0.23              0.23             0.32
     Total Operating Expenses         1.17%            0.50%       0.85%        0.48%             0.85%            0.75%
     -----------------------------------------------------------------------------------------------------------------------

/2/ Commencing October 18, 1999, the adviser has waived its entire advisory fee for the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund. Those waivers can be reduced or terminated at any time at the option of the adviser.

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Harris Insight Fixed Income Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                                                  Intermediate         Short/        Intermediate
                               Convertible      Tax-Exempt                         Tax-Exempt       Intermediate      Government
                               Securities          Bond              Bond             Bond              Bond             Bond
---------------------------------------------------------------------------------------------------------------------------------
One Year                          $580             $557              $565             $456              $466             $472
---------------------------------------------------------------------------------------------------------------------------------
Three Years                        855              784               808              681               712              730
---------------------------------------------------------------------------------------------------------------------------------
Five Years                        1,151            1,029             1,070             925               976             1,007
---------------------------------------------------------------------------------------------------------------------------------
Ten Years                         1,990            1,730             1,817            1,621             1,732            1,797
---------------------------------------------------------------------------------------------------------------------------------

                               INVESTMENT ADVISER

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds. In the case of the International Fund and the Emerging Markets Fund, HIM has appointed and oversees the activities of Hansberger Global Investors, Inc. as the investment sub-adviser. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2000, HIM managed approximately $15.9 billion in assets.

Prior to May 1, 2001, Harris Trust and Savings Bank (Harris Trust), an Illinois state-chartered bank and a member of the Federal Reserve System, was the investment adviser and HIM was the Portfolio Management Agent for the Funds. Harris Trust is the successor to the investment banking firm of N.W. Harris & Co., which was organized in 1882 and incorporated in 1907. At December 31, 2000, Harris Trust, the largest bank owned by Harris Bankcorp, Inc., had total discretionary assets under management of approximately $26.6 billion, including $12.7 billion in discretionary personal trust assets, and administered more than $16.7 billion in non-discretionary personal trust assets.

ADVISORY FEES
The following chart shows the investment advisory fees paid, before fee waivers, by each Fund during its last fiscal year.

Management Fees Paid
(expressed as a percentage of average net assets)

Balanced Fund.............................................0.60%
Equity Income Fund........................................0.70
Equity Fund...............................................0.70
Core Equity Fund..........................................0.90
Small-Cap Value Fund......................................0.80
Small-Cap Opportunity Fund................................1.00
International Fund........................................1.05
Emerging Markets Fund.....................................1.25
Convertible Securities Fund...............................0.70
Tax-Exempt Bond Fund......................................0.60
Bond Fund.................................................0.65
Intermediate Tax-Exempt Bond Fund.........................0.60
Short/Intermediate Bond Fund..............................0.70
Intermediate Government Bond Fund.........................0.65

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc. (Hansberger) serves as investment sub-adviser to, and makes all investment decisions for, the International Fund and the Emerging Markets Fund. Hansberger, founded in 1994, is a wholly-owned subsidiary of Hansberger Group, Inc. and provides a broad range of portfolio management services to clients in the U.S. and abroad. As of December 31, 2000, Hansberger managed approximately $3.1 billion in assets. Hansberger is paid for its investment sub-advisory services from the advisory fees HIM receives.

Many persons on the staffs of the investment adviser and investment sub-adviser contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are primarily responsible for the day-to-day investment management of the Funds.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc.
515 East Las Olas Blvd., Suite 1300
Fort Lauderdale, Florida 33301

                               PORTFOLIO MANAGERS

                            PORTFOLIO MANAGERS OF THE
                           HARRIS INSIGHT EQUITY FUNDS
BALANCED FUND
--------------------------------------------------------------------------------
C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Johnson joined Harris Trust in 1969. He has served as manager of the Fund since it commenced operations in 1997 and has 31 years of experience in portfolio management.

EQUITY INCOME FUND
DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has served as manager of the Fund since it commenced operations in 1996 and has over 17 years of investment management experience.

EQUITY FUND
DONALD G. M. COXE, CHAIRMAN AND CHIEF STRATEGIST (HIM)
Mr. Coxe joined HIM in 1993. He has served as manager of the Fund since 1996 and has nearly 33 years of institutional investment management experience.

CORE EQUITY FUND
T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Janes joined HIM in 1999. He has served as manager of the Fund since then and has 15 years of portfolio management, investment research and trust administration experience.

SMALL-CAP VALUE FUND
JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo joined HIM in 1999. He has 10 years of portfolio management and investment research experience and was appointed manager of the Fund in 1999.

SMALL-CAP OPPORTUNITY FUND
PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Kleinaitis joined HIM in 1999. He has served as manager of the Fund since then and has 14 years of portfolio management and investment research experience.

INTERNATIONAL FUND
THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)
Before forming Hansberger in 1994, Mr. Hansberger was Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc. While at Templeton, he served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds. He leads the International Fund's portfolio team, which has managed the Fund since 1997. The team includes:

     Bryan L. Ward, Senior Vice President, Research
     Aureole Foong, Managing Director, Asian Research
     Ronald W. Holt, Vice President, Research

EMERGING MARKETS FUND
THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)
Mr. Hansberger leads the Emerging Markets Fund's portfolio team, which has managed the Fund since it commenced operations in 1997. See information for the International Fund. The team includes:

     Francisco J. Alzuru, Managing Director, Latin America
     Robert X. Mazuelos, Senior Vice President, Research
     Elena V. Denisova, Vice President, Research
     Stephen W. Ho, Vice President, Research

                            PORTFOLIO MANAGERS OF THE
                        HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

CONVERTIBLE SECURITIES FUND
JON D. THANOS, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Thanos joined HIM in 1996. He has 9 years of portfolio management and trading experience and was appointed manager of the Fund in 1999.

TAX-EXEMPT BOND FUND
GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 18 years of municipal bond sales experience and was appointed manager of the Fund in 1998. Mr. Selby is also manager of the Intermediate Tax-Exempt Bond Fund.

BOND FUND
LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 16 years of experience in the fixed-income investment area and has served as co-manager of the Fund since it commenced operations in 1996. Ms. Alter is also co-manager of the Short/Intermediate Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage and asset-backed securities markets. She has 18 years of experience in the fixed-income market and has served as co-manager of the Fund since it commenced operations in 1996. Ms. Svagera is also manager of the Intermediate Government Bond Fund and co-manager of the Short/Intermediate Bond Fund.

INTERMEDIATE TAX-EXEMPT BOND FUND
GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Selby has served as manager of the Fund since 1998. See information for the Tax-Exempt Bond Fund.

SHORT/INTERMEDIATE BOND FUND
LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Alter has served as manager of the Fund since 1994. See information for the Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Svagera has served as co-manager of the Fund since 1996. See information for the Bond Fund.

INTERMEDIATE GOVERNMENT BOND FUND
MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Svagera has served as manager of the Fund since it commenced operations in 1997. See information for the Bond Fund.

                             PRICING OF FUND SHARES

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
Each Fund calculates its net asset value per share (NAV) on each day on which both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business.

HOW THE FUNDS CALCULATE NAV
The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) and is generally based on the last sale prices of all securities held by the Fund and the number of shares outstanding. A Fund's securities are valued based on market value or, where market quotations are not readily available, are based on fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary markets in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If the value of a foreign security has been materially affected by events occurring after the close of a foreign market, it may be valued by another method that the board believes reflects fair value. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

                              SHAREHOLDER SERVICES

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

OPENING A NEW ACCOUNT IS EASY
There are three convenient ways to invest in the Harris Insight Funds.

                 BY MAIL

Complete and sign an application for A shares.

Make your check payable to the Harris Insight Funds.

If you are adding to your existing account, indicate your Fund account number directly on the check.

Mail your application and check to:
   Harris Insight Funds
   c/o PFPC Inc.
   P.O. Box 8952
   Wilmington, DE 19899-8952



             BY BANK WIRE

Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

Please be sure to furnish your taxpayer identification number.

Then wire your investment to:
   PNC Bank, N.A.
   Philadelphia, PA
   ABA #0310-0005-3
   For Credit To:
      Harris Insight Funds
      85-5093-2950
   Re: [Name of Fund]--
      A shares
   Account No.:
   Account Name:
   Taxpayer ID No.:

If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By Mail."

The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.


           THROUGH FINANCIAL
        INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.





Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third-party checks. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the NAV next calculated plus any applicable sales charge after your investment is received. In some cases, a contingent deferred sales charge is imposed on redemptions made within two years of purchase. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

SALES CHARGES
A Shares of the Funds are generally sold with a sales charge of up to 5.50% (applied when your investment is made). When you purchase A Shares of the Funds through an institution, the distributor reallows a portion of the sales charge to the institution, except as described below. No sales charge is assessed on the reinvestment of distributions.

Sales charges for A Shares of the Funds are as follows:

EQUITY FUNDS
                                                                       Sales Charge as a % of          Dealer Allowance as
Amount of Purchase                             Sales Charge              Net Amount Invested          % of Offering Price*
--------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                  5.50%                         5.82%                        5.00%
$50,000 to $99,999                                 4.50                          4.71                         4.00
$100,000 to $249,999                               3.50                          3.63                         3.25
$250,000 to $499,999                               2.50                          2.56                         2.25
$500,000 to $999,999                               2.00                          2.04                         1.75
$1,000,000 and over                                0.00                          0.00                         1.00++
--------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES FUND, TAX-EXEMPT BOND FUND AND BOND FUND
                                                                       Sales Charge as a % of          Dealer Allowance as
Amount of Purchase                             Sales Charge              Net Amount Invested          % of Offering Price*
--------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                  4.50%                         4.71%                        4.25%
$50,000 to $99,999                                 4.25                          4.43                         4.00
$100,000 to $249,999                               3.50                          3.63                         3.25
$250,000 to $499,999                               2.50                          2.56                         2.25
$500,000 to $999,999                               2.00                          2.04                         1.75
$1,000,000 and over                                0.00                          0.00                         1.00++
--------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND, SHORT/INTERMEDIATE BOND FUND AND
INTERMEDIATE GOVERNMENT BOND FUND
                                                                       Sales Charge as a % of          Dealer Allowance as
Amount of Purchase                             Sales Charge              Net Amount Invested          % of Offering Price*
--------------------------------------------------------------------------------------------------------------------------
Less than $50,000                                  3.50%                         3.63%                        3.25%
$50,000 to $99,999                                 3.25                          3.36                         3.00
$100,000 to $249,999                               2.50                          2.56                         2.25
$250,000 to $499,999                               2.00                          2.04                         1.75
$500,000 to $999,999                               1.50                          1.52                         1.25
$1,000,000 and over                                0.00                          0.00                         1.00++
--------------------------------------------------------------------------------------------------------------------------

++   The dealer allowance for these purchases is 1.00% on purchases of $1 million to $2 million, 0.80% on the next $1 million, 0.50% on the next $47 million, and 0.25% on purchases in excess of $50 million.

* Dealers receive the following allowances for aggregate purchases in any twelve-month period by a qualified employee benefit plan, including employer-sponsored 401(k), 403(b), or other qualified retirement plans, provided that the plan sponsor demonstrates at the time of the initial purchase of shares that there are at least 75 eligible employees or that the plan has assets of at least $500,000: 1.00% on purchases up to $2 million, 0.80% on the next $1 million, 0.50% on the next $47 million, and 0.25% on purchases in excess of $50 million. The twelve-month period commences on the plan's initial purchase date and is reset on each anniversary thereof.

A sales charge is not assessed on purchases of $1 million or more, or on purchases by:

     o Any bank, trust company, or other institution acting on behalf of a fiduciary customer account or any other trust account (including plans under Section 401 of the Internal Revenue Code)

     o Registered representatives and employees of broker-dealers having selling-group agreements with the distributor for the Funds relating to the Funds, and any trust, pension, profit-sharing, or other benefit plan sponsored by such a broker-dealer for its representatives and employees

     o Any individual with an investment account or advisory relationship with HIM

     o    Trustees of the Funds.

REDUCED SALES CHARGES
You may be eligible to buy A Shares with a reduced sales charge in three ways, but these purchases may be subject to a contingent deferred sales charge, described below -

     o RIGHT OF ACCUMULATION Allows you to include your existing investments in A Shares of the Funds as part of your current investment for purposes of calculating sales charges.

     o LETTER OF INTENT Allows you to count all investments in A Shares of the Funds over the next thirteen months as if you were making them all at once for purposes of calculating sales charges.

     o FAMILY PURCHASES Allows purchases by family members over a thirteen-month period to be combined as if they were made at the same time for purposes of calculating sales charges. ("Family" includes any person considered to be a part of an extended family, including but not limited to parents, grandparents, children, grandchildren, god-parents, in-laws, aunts, uncles, brothers, sisters, nephews, nieces, and cousins, including step- and adopted relatives.)

To qualify for a reduced sales charge, you must notify and provide sufficient information to the Funds at the time of purchase. If you invest through an institution, you should notify the institution which, in turn, must notify the Funds. Programs that allow for reduced sales charges may be changed or eliminated at any time.

CONTINGENT DEFERRED SALES CHARGE
A Shares of a Fund that are redeemed within two years after purchase will be subject to a contingent deferred sales charge (CDSC) when no initial sales charge was assessed on their purchases because they were purchased:

     o    in a transaction involving at least $1,000,000, or

     o pursuant to the right of accumulation, a letter of intent, or a family purchase.

The amount of the CDSC and the period for which it applies are as follows:

                                                   CDSC AS A % OF DOLLAR AMOUNT
               PERIOD SHARES HELD                        SUBJECT TO CHARGE
               Less than one year                              1.00%
                One to two years                               0.50

The CDSC, which will be used to recover commissions paid to institutions, will be assessed on an amount equal to the lesser of the cost of the shares being redeemed and the net asset value of the shares at the time of redemption.

No CDSC will be imposed on

     o    increases in net asset value above the initial purchase price

     o redemptions of shares acquired through the reinvestment of dividends and distributions

     o involuntary redemptions by a Fund of shareholder accounts with low account balances.

Redemptions of shares will be effected in the manner that results in the imposition of the lowest CDSC. Redemptions will be made--

     o    First, from A Shares held for more than two years

     o Second, from A Shares acquired through the reinvestment of dividends and distributions

     o    Third, from A Shares held between one and two years

     o    Fourth, from A Shares held for less than one year.

The imposition of a CDSC on shares purchased through an exchange from A Shares of another Fund is based upon the original purchase date and price of the other Fund's shares.

The CDSC will be waived by the Funds for redemptions --

     o    pursuant to a systematic withdrawal plan

     o that are shown to have resulted from the death or disability of the accountholder

     o    by qualified retirement plans upon plan termination or dissolution

     o from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70 1/2.

AUTOMATIC INVESTMENT PLAN: A CONVENIENT OPTION
Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Harris Insight Funds' Automatic Investment Plan by so indicating on the Harris Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)

CHOOSE YOUR INVESTMENT AMOUNT
The Harris Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                                                                         Minimum
                                                                        Per Fund
To open a regular account.............................................    $1,000
To open a retirement account..........................................      $250
To open an account using the Automatic Investment Plan................       $50
To add to an existing account.........................................       $50

MORE ABOUT BUYING SHARES

MULTIPLE OWNERS
If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION
You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION
The Funds are open for business each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business. The Funds are closed for business on:

New Year's Day                  Memorial Day            Veterans' Day
Martin Luther King, Jr. Day     Independence Day        Thanksgiving Day
Presidents' Day                 Labor Day               Christmas Day
Good Friday                     Columbus Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY IS EASY

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

            BY MAIL
           AND CHECK
You may sell shares by writing the Funds at:

   Harris Insight Funds
   c/o PFPC Inc.
   P.O. Box 8952
   Wilmington, DE 19899-8952.

A check for your proceeds will be mailed to you.


         BY TELEPHONE
           AND CHECK
If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

A check for your proceeds will be mailed to you.


       BY TELEPHONE AND
           BANK WIRE
If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.


        THROUGH FINANCIAL
    INSTITUTION/PROFESSIONAL
Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.


A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See page 34 for more information.)

The Funds reserve the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED
Your shares will be sold at the NAV next calculated after your order is accepted by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under unusual circumstances, the Funds may suspend redemptions, if allowed by the Securities and Exchange Commission, or postpone payment.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES
The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS) You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Harris Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Harris Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

     o    you must have elected to reinvest your Fund dividends, and

     o your shares of the Fund from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal, and

     o your shares must not be subject to the Contingent Deferred Sales Load that applies to certain purchases of A Shares.

Plan redemptions are normally processed on the 25th day of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

SIGNATURE GUARANTEES
The Funds use signature guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is --

     o    Payable to anyone other than the shareholder(s) of record

     o    To be mailed to an address other than the address of record

     o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS
Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

EXCHANGING SHARES
You may exchange your A Shares of a Fund for A Shares of any other Harris Insight Fund or for N Shares of any Harris Insight Money Market Fund without a sales charge, provided that:

     o    Your A Shares have been held for at least seven days,

     o    Your account registration stays the same, and

     o    The shares you wish to buy are registered for sale in your home state.

Any N Shares of a Harris Insight Money Market Fund that you obtain by an exchange of A Shares of another Fund may in turn be exchanged for and invested in A Shares of any Fund without a sales charge. A sales charge will apply to exchanges of N Shares from a Harris Insight Money Market Fund if those Shares
(a) were not purchased through a previous exchange from A Shares of a Fund or
(b) are attributable to dividends and interest earned on Harris Insight Money Market Funds N Shares.

The Harris Insight Money Market Funds N Shares are offered by a separate prospectus.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than four exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Harris Trust's judgment, the Fund to be purchased might be unable to invest the money effectively in accordance with its investment objective and policies or might otherwise be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

The procedures that apply to redeeming shares also apply to exchanging shares.

DIRECTED DIVIDEND PLAN (DDP)
You may direct your dividends and/or distributions from one Harris Insight Fund to be invested automatically in another Harris Insight Fund without any fee or sales charge, provided that both Funds are in the same share class (except for directing dividends between A Shares and N Shares of the Money Market Funds and Index Fund) and have identical ownership registration. To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

Regular Reports Your investment will be easy to track. During the year, you will receive:

     o    An annual account statement

     o    A quarterly consolidated statement

     o    A confirmation statement, each time you buy, sell or exchange shares

     o Annual and semi-annual reports to shareholders for each Fund in which you invest.


For more information on any of Harris Insight Funds' shareholder services, please call 800.982.8782

                        DIVIDENDS AND TAX CONSIDERATIONS
--------------------------------------------------------------------------------
Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:

   FUND                                                        DECLARED AND PAID
--------------------------------------------------------------------------------
   Balanced Fund                                               Quarterly
--------------------------------------------------------------------------------
   Equity Income Fund                                          Quarterly
--------------------------------------------------------------------------------
   Equity Fund                                                 Quarterly
--------------------------------------------------------------------------------
   Core Equity Fund                                            Annually
--------------------------------------------------------------------------------
   Small-Cap Value Fund                                        Annually
--------------------------------------------------------------------------------
   Small-Cap Opportunity Fund                                  Annually
--------------------------------------------------------------------------------
   International Fund                                          Annually
--------------------------------------------------------------------------------
   Emerging Markets Fund                                       Annually
--------------------------------------------------------------------------------
   Convertible Securities Fund                                 Quarterly
--------------------------------------------------------------------------------
   Tax-Exempt Bond Fund                                        Daily/Monthly
--------------------------------------------------------------------------------
   Bond Fund                                                   Daily/Monthly
--------------------------------------------------------------------------------
   Intermediate Tax-Exempt Bond Fund                           Daily/Monthly
--------------------------------------------------------------------------------
   Short/Intermediate Bond Fund                                Daily/Monthly
--------------------------------------------------------------------------------
   Intermediate Government Bond Fund                           Daily/Monthly


Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, paid in cash on the payment date, or invested in another Fund on the ex-date pursuant to the DDP. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

     o All dividends paid, including net short-term capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

     o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

     o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

TERMS TO KNOW

EXEMPT-INTEREST DIVIDENDS
Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

SERVICE PLANS

Under a service plan adopted under Rule 12b-1, each of the Funds bears the costs and expenses connected with advertising and marketing A Shares and may pay the fees of financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services at a rate of up to 0.25% of the average daily net asset value of each Fund's A Shares. Because these expenses are paid out of the Fund's assets on an on-going basis, over time these expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

MULTIPLE CLASSES

Each of the Tax-Exempt Money Market Fund and Government Money Market Fund offers two classes of shares: N Shares and Institutional Shares. Each of the Large-Cap Aggressive Growth Fund, Small-Cap Aggressive Growth Fund, and Technology Fund offers two classes of shares: B Shares and Institutional Shares. Each of the Convertible Securities Fund, Intermediate Tax-Exempt Bond Fund and Short/Intermediate Bond Fund offers three classes of shares: N Shares, A Shares and Institutional Shares. Each of Index Fund and Money Market Fund offers three classes of shares: N Shares, B Shares and Institutional Shares. Each of the Balanced Fund, Equity Income Fund, Equity Fund, Core Equity Fund, Small-Cap Value Fund, Small-Cap Opportunity Fund, International Fund, Emerging Markets Fund, Tax-Exempt Bond Fund, Bond Fund, and Intermediate Government Bond Fund offers four classes of shares: N Shares, A Shares, B Shares and Institutional Shares. The shares of each class are offered by separate prospectuses.



                        MASTER FUND/FEEDER FUND STRUCTURE
--------------------------------------------------------------------------------

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund A Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in A Shares of each Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the
             Funds' annual report, which is available upon request.

These financial highlights should be read with the financial statements.

                                                                                                              EQUITY
                                                                          BALANCED                            INCOME
                                                                            FUND                               FUND

                                                                                 02/10/99(3)                        02/10/99(3)
                                                                 12/31/00        TO 12/31/99        12/31/00        TO 12/31/99


   Net Asset Value, Beginning of Period                           $12.38           $14.14            $20.40           $19.26
                                                                   -----            -----             -----            -----

   Income from Investment Operations:
   Net Investment Income                                           0.356            0.340             0.152            0.098
   Net Realized and Unrealized Gain/(Loss) on Investments          1.107           (0.305)           (0.882)           1.744
                                                                   -----            -----             -----            -----
   Total from Investment Operations                                1.463            0.035            (0.730)           1.842
                                                                   -----            -----             -----            -----

   Less Distributions:
   Net Investment Income                                          (0.360)          (0.394)           (0.150)          (0.124)
   Net Realized Gains                                             (0.223)          (1.401)           (0.350)          (0.578)
                                                                   -----            -----             -----            -----
   Total Distributions                                            (0.583)          (1.795)           (0.500)          (0.702)
                                                                   -----            -----             -----            -----
   Net Asset Value, End of Period                                 $13.26           $12.38            $19.17           $20.40
                                                                   =====            =====             =====            =====

   Total Return                                                 11.97%(4)      0.50%(2)(4)        (3.56)%(4)          9.66%(2)(4)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                  131               84               542              437
   Ratio of Expenses to Average Net Assets                          1.13%         1.21%(1)            1.18%            1.24%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)      1.51%         1.38%(1)            1.27%            1.30%(1)
   Ratio of Net Investment Income to Average Net Assets             2.74%         2.51%(1)            0.76%            0.55%(1)
   Portfolio Turnover Rate                                        141.47%           67.77%           20.90%           18.57%


                                                                                                               EQUITY
                                                                            EQUITY                             GROWTH
                                                                             FUND                               FUND

                                                                                  02/12/99(3)                         02/05/99(3)
                                                                  12/31/00        TO 12/31/99        12/31/00         TO 12/31/99


   Net Asset Value, Beginning of Period                            $14.63           $16.97            $28.96           $27.00
                                                                    -----            -----             -----            -----

   Income from Investment Operations:
   Net Investment Income                                            0.007           (0.002)           (1.903)          (0.073)
   Net Realized and Unrealized Gain/(Loss) on Investments           1.114           (0.275)           (0.360)           3.420
                                                                    -----            -----             -----            -----
   Total from Investment Operations                                 1.121           (0.277)           (2.263)           3.347
                                                                    -----            -----             -----            -----

   Less Distributions:
   Net Investment Income                                           (0.006)          (0.003)           --               --
   Net Realized Gains                                              (3.195)          (2.060)           (2.087)          (1.387)
                                                                    -----            -----             -----            -----
   Total Distributions                                             (3.201)          (2.063)           (2.087)          (1.387)
                                                                    -----            -----             -----            -----
   Net Asset Value, End of Period                                  $12.55           $14.63            $24.61           $28.96
                                                                    =====            =====             =====            =====

   Total Return                                                   8.17%(4)    (1.50)%(2)(4)        (7.90)%(4)     12.65%(2)(4)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                   161              161               758              710
   Ratio of Expenses to Average Net Assets                          1.18%          1.23%(1)            1.35%          1.42%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)      1.18%          1.24%(1)            1.41%          1.46%(1)
   Ratio of Net Investment Income to Average Net Assets             0.06%        (0.04)%(1)          (0.47)%        (0.48)%(1)
   Portfolio Turnover Rate                                         68.09%           65.13%            43.74%           35.11%

                                                                               SMALL-CAP                          SMALL-CAP
                                                                                VALUE                           OPPORTUNITY
                                                                                FUND                               FUND

                                                                                      08/18/99(3)                        03/05/99(3)
                                                                     12/31/00         TO 12/31/99       12/31/00         TO 12/31/99


   Net Asset Value, Beginning of Period                               $30.28            $29.09           $23.99            $16.67
                                                                       -----             -----            -----             -----

   Income from Investment Operations:
   Net Investment Income                                               0.001             0.008           (0.145)           (0.092)
   Net Realized and Unrealized Gain/(Loss) on Investments              9.794             1.368            1.448             8.177
                                                                       -----             -----            -----             -----
   Total from Investment Operations                                    9.795             1.376            1.303             8.085
                                                                       -----             -----            -----             -----

   Less Distributions:
   Net Investment Income                                              --                (0.051)          --                --
   Net Realized Gains                                                 (2.795)           (0.135)          (5.673)           (0.765)
                                                                       -----             -----            -----             -----
   Total Distributions                                                (2.795)          (01.86)           (5.673)           (0.765)
                                                                       -----             -----            -----             -----
   Net Asset Value, End of Period                                     $37.28            $30.28           $19.62            $23.99
                                                                       =====             =====            =====             =====

   Total Return                                                   34.15%(4)         4.77%(2)(4)       6.46%(4)        48.98%(2)(4)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                       61                12               50                28
   Ratio of Expenses to Average Net Assets                           1.24%             1.24%(1)         1.45%             1.49%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)       1.33%             1.29%(1)         1.47%             1.50%(1)
   Ratio of Net Investment Income to Average Net Assets               (0.15)%          0.12%(1)          (0.95)%        (0.79)%(1)
   Portfolio Turnover Rate                                            80.97%            70.84%           86.88%            59.99%


(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operation.
(4) Sales load is not reflected in total return.


38-39


                                                                                                               EMERGING
                                                                         INTERNATIONAL                         MARKETS
                                                                              FUND                               FUND
                                                                                   03/05/99(3)                        08/12/99(3)
                                                                   12/31/00        TO 12/31/99        12/31/00        TO 12/31/99

   Net Asset Value, Beginning of Period                            $15.89            $11.90            $9.58             $7.47
                                                                    -----             -----            -----             -----

   Income from Investment Operations:
   Net Investment Income                                            0.076            (0.009)           0.025            (0.024)
   Net Realized and Unrealized Gain/(Loss) on Investments          (1.586)            4.022           (2.785)            2.150
                                                                    -----             -----            -----             -----
   Total from Investment Operations                                (1.510)            4.013           (2.760)            2.126
                                                                    -----             -----            -----             -----

   Less Distributions:
   Net Investment Income                                               --           (0.023)          --                (0.016)
   Net Realized Gains                                                  --                --               --                --
                                                                    -----             -----            -----             -----
   Total Distributions                                                 --            (0.023)          --                (0.016)
                                                                    -----             -----            -----             -----
   Net Asset Value, End of Period                                  $14.38            $15.89            $6.82             $9.58
                                                                    =====             =====            =====             =====

   Total Return                                                 (9.50)%(4)     33.73%(2)(4)       (28.81)%(4)      28.48%(2)(4)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                     2                 5                8                 5
   Ratio of Expenses to Average Net Assets                          1.60%          1.65%(1)            1.92%          1.95%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)      1.61%          1.65%(1)            1.96%          2.01%(1)
   Ratio of Net Investment Income to Average Net Assets             0.57%          0.56%(1)            0.16%        (0.42)%(1)
   Portfolio Turnover Rate                                         76.86%            48.49%           78.65%            53.69%

                                                                               CONVERTIBLE
                                                                               SECURITIES                     BOND
                                                                                  FUND                        FUND
                                                                               01/13/00(3)                          02/18/99(3)
                                                                               TO 12/31/00         12/31/00         TO 12/31/99

   Net Asset Value, Beginning of Period                                          $29.42              $9.49           $10.11
                                                                                  -----              -----            -----

   Income from Investment Operations:
   Net Investment Income                                                          0.857              0.599            0.503
   Net Realized and Unrealized Gain/(Loss) on Investments                        (1.731)             0.570           (0.612)
                                                                                  -----              -----            -----
   Total from Investment Operations                                              (0.874)             1.169           (0.109)
                                                                                  -----              -----            -----

   Less Distributions:
   Net Investment Income                                                         (0.856)            (0.599)          (0.503)
   Net Realized Gains                                                            (3.430)                --           (0.008)
                                                                                  -----              -----            -----
   Total Distributions                                                           (4.286)            (0.599)          (0.511)
                                                                                  -----              -----            -----
   Net Asset Value, End of Period                                                $24.26             $10.06            $9.49
                                                                                  =====              =====            =====

   Total Return                                                            (3.14)%(2)(4)          12.78%(4)     (1.09)%(2)(4)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                                  18                 32               26
   Ratio of Expenses to Average Net Assets                                     1.17%(1)              0.85%          0.85%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)                 1.34%(1)              1.18%          1.15%(1)
   Ratio of Net Investment Income to Average Net Assets                        2.95%(1)              6.23%          5.95%(1)
   Portfolio Turnover Rate                                                       52.40%             94.61%           92.79%

                                                                              SHORT/                          INTERMEDIATE
                                                                           INTERMEDIATE                        GOVERNMENT
                                                                               BOND                               BOND
                                                                               FUND                               FUND
                                                                                     07/22/99(3)                        02/12/99(3)
                                                                    12/31/00         TO 12/31/99       12/31/00         TO 12/31/99

   Net Asset Value, Beginning of Period                               $9.77            $10.02           $15.56            $16.44
                                                                      -----             -----            -----             -----

   Income from Investment Operations:
   Net Investment Income                                              0.603             0.258            0.947             0.761
   Net Realized and Unrealized Gain/(Loss) on Investments             0.350            (0.250)           0.990            (0.880)
                                                                      -----             -----            -----             -----
   Total from Investment Operations                                   0.953             0.008            1.937            (0.119)
                                                                      -----             -----            -----             -----

   Less Distributions:
   Net Investment Income                                             (0.603)           (0.258)          (0.947)           (0.761)
   Net Realized Gains                                                    --                --               --                --
                                                                      -----             -----            -----             -----
   Total Distributions                                               (0.603)           (0.258)          (0.947)           (0.761)
                                                                      -----             -----            -----             -----
   Net Asset Value, End of Period                                    $10.12             $9.77           $16.55            $15.56
                                                                      =====             =====            =====             =====

   Total Return                                                    10.13%(4)       0.09%(2)(4)        12.90%(4)     (0.72)%(2)(4)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                     178               140               49               232
   Ratio of Expenses to Average Net Assets                            0.85%          0.85%(1)            0.75%          0.75%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)        1.18%          1.17%(1)            1.24%          1.18%(1)
   Ratio of Net Investment Income to Average Net Assets               6.14%          5.68%(1)            5.97%          5.47%(1)
   Portfolio Turnover Rate                                           77.42%            72.86%           26.42%            76.50%


(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operation.
(4) Sales load is not reflected in total return.

40-41

FOR MORE INFORMATION
More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:
BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
3200 Horizon Drive
King of Prussia, PA 19406

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

--------------------------------------------------------------------------------

    The following notice does not constitute part of and is not incorporated into the prospectus for the Harris Insight Funds

                           Harris Insight Funds Trust
                             PFPC Distributors, Inc.

                                 PRIVACY NOTICE

We respect your right to privacy and seek to process your transactions efficiently. To do so, we must collect and maintain certain information about you from applications, other forms, and transactions you conduct with us, our affiliates, or others. Except for disclosure to our affiliates and service providers and as permitted by law, we do not disclose to anyone any personal information about you or about any of our former customers. We may disclose information about you to companies that perform administrative or marketing services on our behalf, such as transfer agents, service bureaus, or printers or mailers, who assist us in the distribution of investor materials. Those companies may use such information only for the services for which we engaged them and are not permitted to use or share the information for any other purpose. To protect your personal information, we maintain physical, electronic and procedural safeguards, and we permit access only to employees who need the information to serve you.



                                                                   HIF 1100 5/01

                                     HARRIS
                                INSIGHT(R) FUNDS

                                    B SHARES
                             MAY 1, 2001 PROSPECTUS


                           HARRIS INSIGHT EQUITY FUNDS

                                  Balanced Fund
                                   Index Fund
                               Equity Income Fund
                                   Equity Fund
                                Core Equity Fund
                        (formerly named the Growth Fund)
                              Small-Cap Value Fund
                           Small-Cap Opportunity Fund
                               International Fund
                        Large-Cap Aggressive Growth Fund
                        Small-Cap Aggressive Growth Fund
                              Emerging Markets Fund
                                 Technology Fund


                        HARRIS INSIGHT FIXED INCOME FUNDS

                              Tax-Exempt Bond Fund
                                    Bond Fund
                        Intermediate Government Bond Fund


                        HARRIS INSIGHT MONEY MARKET FUND
                                Money Market Fund


 AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT
     APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
         PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE


[LOGO] HARRIS INSIGHT(R) FUNDS

                                TABLE OF CONTENTS

                                    INTRODUCTION TO EQUITY FUNDS          PAGE 2

                                     HARRIS INSIGHT EQUITY FUNDS
                                                   Balanced Fund               3
                                                      Index Fund               4
                                              Equity Income Fund               5
                                                     Equity Fund               6
               Core Equity Fund (formerly named the Growth Fund)               7
                                            Small-Cap Value Fund               8
                                      Small-Cap Opportunity Fund               9
                                              International Fund              10
                                Large-Cap Aggressive Growth Fund              11
                                Small-Cap Aggressive Growth Fund              12
                                           Emerging Markets Fund              13
                                                 Technology Fund              14
                                             Risk Considerations              15
                                               Fees and Expenses              17

                              INTRODUCTION TO FIXED INCOME FUNDS              19

                               HARRIS INSIGHT FIXED INCOME FUNDS
                                            Tax-Exempt Bond Fund              20
                                                       Bond Fund              21
                               Intermediate Government Bond Fund              22
                                             Risk Considerations              23
                                               Fees and Expenses              25

                              INTRODUCTION TO MONEY MARKET FUNDS              27

                                HARRIS INSIGHT MONEY MARKET FUND
                                               Money Market Fund              28
                                             Risk Considerations              29
                                               Fees and Expenses              30

                                              INVESTMENT ADVISER              32

                                              PORTFOLIO MANAGERS              33

                                          PRICING OF FUND SHARES              36

                                            SHAREHOLDER SERVICES              37

                                DIVIDENDS AND TAX CONSIDERATIONS              42

                                       DISTRIBUTION ARRANGEMENTS              44

                               MASTER FUND/FEEDER FUND STRUCTURE              44

                 INTRODUCTION TO THE HARRIS INSIGHT EQUITY FUNDS

These Funds invest in stocks, which represent partial ownership in a company. They generally pursue capital appreciation: that is, an increase in the Fund's share value. In some cases, these Funds also seek dividend income.

Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.


WHY INVEST IN EQUITY FUNDS?

Equity funds offer investors the potential for greater returns than fixed-income funds and are considered an attractive choice for outpacing inflation over the long term. Equity funds are more appropriate for investors who can tolerate a higher degree of risk in exchange for an opportunity to pursue attractive long-term investment rewards.

--------------------------------------------------------------------------------

   Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

   Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

   The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

   Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 15.

--------------------------------------------------------------------------------

                           HARRIS INSIGHT EQUITY FUNDS

                                  BALANCED FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide current income and capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets.

The adviser continually reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of the STANDARD & POOR'S 500 STOCK INDEX and between 35% and 60% of the return of the LEHMAN BROTHERS AGGREGATE BOND INDEX.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)

     o    Allocation risk

     o    Interest rate risk

     o    Market risk


TERMS TO KNOW

STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))

An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

LEHMAN BROTHERS AGGREGATE BOND INDEX

An index measuring the total return of approximately 6,500 U.S. bonds.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. Since B Shares of the Fund had not commenced operations as of the date of this prospectus, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1998     1999     2000
8.29%   -1.52%    12.03%



Best Quarter:                    Q4 1998               8.21%
-------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998              -6.35%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                            1      Inception
                                          Year      (4/16/97)
--------------------------------------------------------------------------------
Balanced Fund                            12.03%      10.60%
S&P 500 Stock Index                      -9.11%      17.60%
Lehman Brothers Aggregate
Bond Index                               11.63%       7.83%


*Performance shown reflects performance and uses the expenses of the Fund's
N Shares but does not reflect the fact that B Shares' higher expenses would have lowered the performance shown.

                                   INDEX FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide the return and risk characteristics of the S&P 500.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally holds at least 90% of the 500 securities in the S&P 500 and attempts to match its holdings of each issue with that security's proportional representation in the S&P 500.

The adviser employs a "passively" managed - or index - investment approach that attempts to replicate the performance of the index without necessarily investing in all of its stocks. This approach is unlike traditional methods of active investment management whereby securities are selected on the basis of economic, financial and market analysis. The Fund seeks a quarterly performance within one percentage point of the performance of the S&P 500. On a regular basis, the adviser compares the Fund's performance to that of the S&P 500. The adviser may adjust the Fund's holdings if the Fund's performance does not adequately track the performance of the S&P 500.

Apart from its equity investments, the Fund may use S&P 500 STOCK INDEX FUTURES CONTRACTS to reduce transactional costs and simulate full investment in the S&P 500 while retaining a cash balance for portfolio management purposes.

WHAT IS THE FUND'S PRINCIPAL RISK?
(See Risk Considerations, page 15.)

     o    Market risk


TERMS TO KNOW

S&P 500 STOCK INDEX FUTURES CONTRACTS

Agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of the S&P 500 on a specified future date. Purchasers of index futures contracts may participate in the performance of the securities included in the index without committing the full amount of capital required to purchase all of the individual securities.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. Since B Shares of the Fund had not commenced operations as of the date of this prospectus, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)


1993    1994     1995     1996     1997     1998     1999     2000
9.23%   0.53%    36.62%   22.47%   32.51%   27.88%   20.14%   -9.55%


Best Quarter:                    Q4 1998              21.17%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -10.03%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                1          5       Inception
                               Year       Years     (4/1/92)
--------------------------------------------------------------------------------
Index Fund                    -9.55%     17.66%      15.91%
S&P 500 Stock Index           -9.11%     18.33%      16.91%


* Performance shown reflects performance and uses the expenses of the Fund's N Shares but does not reflect the fact that B Shares' higher expenses would have lowered the performance shown.

  The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris Trust and Savings Bank (Harris Trust) with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor common trust fund from its inception on April 1, 1992 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the Investment Company Act of 1940, as amended (the "1940 Act") nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                               EQUITY INCOME FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide current income and, secondarily, capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in common stocks that can be found in the S&P 500 or other attractive issues. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATION in excess of $1 billion).

The adviser's approach should produce returns that are similar to those of the S&P 500 and its corresponding sectors, yet with a higher level of income.

The adviser utilizes a disciplined investment process designed to maintain a diversified portfolio of the equity securities of higher quality companies.

The adviser seeks securities with:

     o    Higher-than-average dividend yields

     o    Stronger-than-average growth characteristics

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)

     o    Market risk

     o    Market segment risk


TERMS TO KNOW

MARKET CAPITALIZATION

The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. Since B Shares of the Fund had not commenced operations as of the date of this prospectus, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)


1994     1995    1996     1997     1998     1999     2000
-0.66%  36.50%  17.62%   31.53%   22.66%   9.68%    -3.57%


Best Quarter:                    Q4 1998              19.62%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -11.12%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5       Inception
                               Year       Years     (1/1/94)
--------------------------------------------------------------------------------
Equity Income Fund            -3.57%     14.95%      15.36%
S&P 500 Stock Index           -9.11%     18.33%      18.23%


* Performance shown reflects performance and uses the expenses of the Fund's N Shares but does not reflect the fact that B Shares' higher expenses would have lowered the performance shown.


 The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1994 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                                   EQUITY FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation and current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATION in excess of $1 billion).

The adviser selects stocks that represent sectors found within the S&P 500 in an effort to:

     o Provide greater returns, over the long-term, than the securities comprising the S&P 500

     o    Maintain a risk level approximating that of the S&P 500

The Fund's portfolio consists of approximately 50 to 75 stocks, diversified among major sectors of the market.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)

     o    Market risk

     o    Market segment risk


TERMS TO KNOW

MARKET CAPITALIZATION
See page 5.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. Since B Shares of the Fund had not commenced operations as of the date of this prospectus, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)


1991      1992      1993      1994       1995      1996      1997      1998      1999     2000
27.29%    8.19%     18.23%    -2.05%     36.26%    24.15%    35.45%    13.42%   -1.74%    8.18%




Best Quarter:                    Q4 1998              18.66%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -14.52%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                1          5           10
                               Year       Years       Years
-------------------------------------------------------------------------------
Equity Fund                    8.18%     15.18%      15.98%
S&P 500 Stock Index           -9.11%     18.33%      17.46%


* Performance shown reflects performance and uses the expenses of the Fund's N Shares but does not reflect the fact that B Shares' higher expenses would have lowered the performance shown.

                                CORE EQUITY FUND
                        (formerly named the Growth Fund)
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATION in excess of $1 billion).

The adviser selects securities that are considered to be undervalued and to represent growth opportunities. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)

     o    Market risk

     o    Market segment risk

     o    Volatility risk


TERMS TO KNOW

MARKET CAPITALIZATION
See page 5.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. Since B Shares of the Fund had not commenced operations as of the date of this prospectus, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1993    1994     1995    1996     1997     1998     1999     2000
5.96%   -0.30%   36.16%  28.60%   32.54%   24.68%   16.22%   -7.89%


Best Quarter:                    Q4 1998              22.65%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -11.95%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                1          5        Inception
                               Year       Years     (4/1/92)
--------------------------------------------------------------------------------
Core Equity Fund              -7.89%     17.87%      15.69%
S&P 500 Stock Index           -9.11%     18.33%      16.91%


* Performance shown reflects performance and uses the expenses of the Fund's N Shares but does not reflect the fact that B Shares' higher expenses would have lowered the performance shown.

 The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on April 1, 1992 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                              SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by MARKET CAPITALIZATION). These securities tend to be represented in the Russell 2000 Value Index, an index of companies with a median market capitalization of $750 million, that is a popular measure of the stock price performance of small companies that have a lower price-to-book ratio and/or forecasted earnings growth.

Using a "value" approach, the adviser buys those securities considered to be conservatively valued relative to the securities of comparable companies. The adviser pays particular attention to a company's current and forecasted earnings levels.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)

     o    Market risk

     o    Small company risk

     o    Volatility risk


TERMS TO KNOW

MARKET CAPITALIZATION
See page 5.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. Since B Shares of the Fund had not commenced operations as of the date of this prospectus, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN* (as of 12/31 each year)



1991     1992       1993       1994      1995     1996      1997       1998     1999     2000
41.39%   15.95%    14.68%     -3.44%     26.76%   14.50%    29.09%    -4.15%    0.22%   34.15%



Best Quarter:                    Q1 1991              20.93%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -18.08%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Small-Cap Value Fund          34.15%     13.81%      15.96%
Russell 2000 Value Index      22.83%     12.60%      17.65%

*Performance shown reflects performance and uses the expenses of the Fund's N
 Shares but does not reflect the fact that B Shares' higher expenses would have lowered the performance shown.

 The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                           SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by MARKET CAPITALIZATION). These securities tend to be represented in the Russell 2000 Small Stock Index, an index of companies with a median market capitalization of $850 million, that is a popular measure of the stock price performance of small companies.

The Fund invests in the securities of companies that the adviser believes have superior growth potential. In selecting securities, the adviser pays particular attention to companies offering potentially above-average earnings, sales and asset value growth. The adviser buys those securities considered to be attractively valued relative to the securities of comparable companies.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)

     o    Market risk

     o    Small company risk

     o    Volatility risk


TERMS TO KNOW

MARKET CAPITALIZATION
See page 5.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. Since B Shares of the Fund had not commenced operations as of the date of this prospectus, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)



1991     1992      1993         1994      1995     1996      1997      1998     1999     2000
47.29%   18.71%    14.85%      -3.96%     25.99%   18.53%    25.14%    0.99%    39.75%   6.51%




Best Quarter:                    Q4 1999              28.14%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -21.04%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Small-Cap Opportunity Fund     6.51%     17.40%      18.41%
Russell 2000 Small
Stock Index                   -3.02%     10.31%      15.53%

*Performance shown reflects performance and uses the expenses of the Fund's N
 Shares but does not reflect the fact that B Shares' higher expenses would have lowered the performance shown.

 The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                               INTERNATIONAL FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation. Current income is a secondary objective.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk.

The Fund invests in securities that the sub-adviser believes are undervalued. When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)

     o    Currency rate risk

     o    Foreign securities risk

     o    Geographic concentration risk

     o    Market risk

     o    Volatility risk

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. Since B Shares of the Fund had not commenced operations as of the date of this prospectus, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)




 1991     1992     1993     1994       1995      1996      1997       1998     1999     2000
11.77%   -4.60%    24.36%   4.11%      3.87%     4.89%     -5.21%    -4.84%    26.81%  -9.50%




Best Quarter:                    Q2 1999              14.50%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -19.39%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
International Fund            -9.50%      1.66%       4.53%
MSCI EAFE Free Index          -13.96%     7.37%       8.54%

*Performance shown reflects performance and uses the expenses of the Fund's N
 Shares but does not reflect the fact that B Shares' higher expenses would have lowered the performance shown.

 The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor common trust fund from its inception on January 1, 1987 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                        LARGE-CAP AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide long-term capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its total assets in equity securities of companies that the adviser believes offer superior prospects for aggressive growth, i.e., issues with the potential for accelerated earnings or revenue growth relative to the broader stock market. The Fund will invest in companies that fall in the top 50% of U.S. publicly traded companies, determined by MARKET CAPITALIZATION. The Fund will invest primarily in U.S. equity securities and may also invest in foreign issues both directly and through DEPOSITARY RECEIPTS.

Using a proprietary analytical process together with fundamental research methods, the adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance. The adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The adviser will also sell holdings to adjust the Fund's industry exposures.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the adviser believes hold high potential for growth. As a result, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)

     o    Market risk

     o    Market segment risk

     o    Volatility risk


TERMS TO KNOW

MARKET CAPITALIZATION
See page 5.

DEPOSITARY RECEIPTS

Securities that typically are issued by a financial institution or depository, and represent interests in underlying securities that have been deposited with the depository by a U.S. or foreign issuer.

HOW HAS THE FUND PERFORMED?

Total Return and Average Annual Total Return information is not available for the Fund because the Fund did not commence operations until December 28, 2000.

                        SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide long-term capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its total assets in equity securities of companies that the adviser believes offer superior prospects for aggressive growth, i.e., issues with the potential for accelerated earnings or revenue growth relative to the broader stock market. The Fund will invest in companies that fall in the lowest 75% of U.S. publicly traded companies, determined by MARKET CAPITALIZATION. The Fund will invest primarily in U.S. equity securities and may also invest in foreign issues both directly and through DEPOSITARY RECEIPTS.

Using a proprietary analytical process together with fundamental research methods, the adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance. The adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The adviser will also sell holdings to adjust the Fund's industry exposures. The Fund may invest in initial public offerings
(IPOs), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the adviser believes hold high potential for growth. As a result, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)

     o    Market risk

     o    Market segment risk

     o    Small company risk

     o    Volatility risk


TERMS TO KNOW

MARKET CAPITALIZATION
See page 5.

DEPOSITARY RECEIPTS
See page 11.

HOW HAS THE FUND PERFORMED?

Total Return and Average Annual Total Return information is not available for the Fund because the Fund did not commence operations until January 9, 2001.

                              EMERGING MARKETS FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in equity securities of issuers located in EMERGING MARKETS COUNTRIES. The sub-adviser selects securities it considers undervalued.

The Fund's investments reflect a broad cross-section of countries, industries and companies.

When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The sub-adviser also evaluates such criteria as:

     o Political climate of a country

     o Interest rate and currency considerations

     o Equity market valuations

The Fund may invest in certain debt securities when the sub-adviser believes their potential for appreciation equals or exceeds that available from investments in common stock.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)

     o    Currency rate risk

     o    Foreign securities risk

     o    Geographic concentration risk

     o    Market risk

     o    Small company risk

     o    Volatility risk


TERMS TO KNOW

EMERGING MARKETS COUNTRY

The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. Since B Shares of the Fund had not commenced operations as of the date of this prospectus, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)


 1998      1999      2000
-31.50%   64.06%   -29.02%


Best Quarter:                    Q4 1999              32.38%
--------------------------------------------------------------------------------
Worst Quarter:                   Q2 1998             -27.18%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                           1       Inception
                                          Year     (10/21/97)
--------------------------------------------------------------------------------
Emerging Markets Fund                    -29.02%     -11.29%
MSCI Emerging
Markets Free Index                       -30.61%     -4.97%

* Performance shown reflects performance and uses the expenses of the Fund's N Shares but does not reflect the fact that B Shares' higher expenses would have lowered the performance shown.

                                 TECHNOLOGY FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?

The Fund seeks to provide long-term capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund will normally invest at least 65% of its assets in equity securities of companies that the adviser believes offer superior prospects for growth and that are either principally engaged in the research, development, manufacture, or distribution of various technological products, services, processes, advances, or improvements, or may benefit significantly from scientific or technological advances. Technology-related sub-sectors include, but are not limited to, applied technology, biotechnology, telecommunications, computers and peripheral products, electronics, Internet and information technology services and consulting, networking, software, and television and video equipment and services. The Fund may invest in companies of any size, including IPOs, and may invest in foreign issues both directly and through DEPOSITARY RECEIPTS. The Fund's investments in IPOs may result in periods of performance that may not be duplicated during periods in which the Fund does not invest in IPOs.

Using a proprietary analytical process together with fundamental research methods, the adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance. The adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The adviser will also sell holdings to adjust the Fund's exposure to specific sub-sectors of the technology industry.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)

     o    Currency rate risk

     o    Foreign securities risk

     o    Industry concentration risk

     o    Market risk

     o    Market segment risk

     o    Small company risk

     o    Volatility risk


TERMS TO KNOW

DEPOSITARY RECEIPTS
See page 11.

HOW HAS THE FUND PERFORMED?

Total Return and Average Annual Total Return information is not available for the Fund because the Fund did not commence operations until December 27, 2000.

                       RISK CONSIDERATIONS - EQUITY FUNDS

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


                   FUNDS
  PRINCIPAL                                                                                              Large-Cap
  RISKS FOR ONE                            Equity           Core  Small-Cap   Small-Cap                  Aggressive
  OR MORE FUNDS           Balanced  Index  Income  Equity  Equity   Value    Opportunity  International    Growth
-------------------------------------------------------------------------------------------------------------------
  Allocation                 P
-------------------------------------------------------------------------------------------------------------------
  Currency rate              O                                                                 P
-------------------------------------------------------------------------------------------------------------------
  Foreign securities         O                O       O       O       O           O            P              O
-------------------------------------------------------------------------------------------------------------------
  Geographic concentration                                                                     P
-------------------------------------------------------------------------------------------------------------------
  Industry concentration                                                                       O
-------------------------------------------------------------------------------------------------------------------
  Interest rate              P        O                                                        O
-------------------------------------------------------------------------------------------------------------------
  Market                     P        P       P       P       P       P           P            P              P
-------------------------------------------------------------------------------------------------------------------
  Market segment                      O       P       P       P       O           O                           P
-------------------------------------------------------------------------------------------------------------------
  Small company                                                       P           P            O
-------------------------------------------------------------------------------------------------------------------
  Volatility                                          O       P       P           P            P              P
-------------------------------------------------------------------------------------------------------------------
  OTHER RISKS
-------------------------------------------------------------------------------------------------------------------
  Counterparty               O        O       O       O       O       O           O            O              O
-------------------------------------------------------------------------------------------------------------------
  Credit                     O                                                                 O
-------------------------------------------------------------------------------------------------------------------
  Leverage                   O        O       O       O       O       O           O            O              O
-------------------------------------------------------------------------------------------------------------------
  Prepayment                 O                                                                 O
-------------------------------------------------------------------------------------------------------------------



                   FUNDS
  PRINCIPAL                  Small-Cap
  RISKS FOR ONE              Aggressive    Emerging
  OR MORE FUNDS                Growth       Markets  Technology
-----------------------------------------------------------------
  Allocation
-----------------------------------------------------------------
  Currency rate                               P         P
-----------------------------------------------------------------
  Foreign securities             O            P         P
-----------------------------------------------------------------
  Geographic concentration                    P         O
-----------------------------------------------------------------
  Industry concentration                      O         P
-----------------------------------------------------------------
  Interest rate                               O
-----------------------------------------------------------------
  Market                         P            P         P
-----------------------------------------------------------------
  Market segment                 P                      P
-----------------------------------------------------------------
  Small company                  P            P         P
-----------------------------------------------------------------
  Volatility                     P            P         P
-----------------------------------------------------------------
  OTHER RISKS
-----------------------------------------------------------------
  Counterparty                   O            O         O
-----------------------------------------------------------------
  Credit                                      O         O
-----------------------------------------------------------------
  Leverage                       O            O         O
-----------------------------------------------------------------
  Prepayment                                  O
-----------------------------------------------------------------



All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

     o    The investment objective o The Fund's ability to achieve its objective

     o    The markets in which the Fund invests

     o    The investments the Fund makes in those markets

     o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

ALLOCATION RISK

The risk that the percentages of the fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK

The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK

The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INDUSTRY CONCENTRATION RISK

The risk that investments concentrated in a particular industry or group of industries will underperform or be more volatile than investments in other industry sectors because of economic, regulatory, financial, or market conditions significantly affecting that industry or group. For example, the software or biotechnology industries can be significantly affected by patent considerations, intense competition, rapid change and product obsolescence, and government regulation. Companies in these sectors may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. Similarly, these industries can be significantly affected by the obsolescence of existing products or processes, short product cycles, falling prices and profits, and competition from new or unanticipated market entrants.

INTEREST RATE RISK

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MARKET SEGMENT RISK

The risk that investments concentrated in one portion of the market (e.g., large capitalization stocks or short-term government bonds) will underperform the overall market.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

SMALL COMPANY RISK

The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of small-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VOLATILITY RISK

The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

                        FEES AND EXPENSES - EQUITY FUNDS

The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Equity Funds.


SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                         None
MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A % OF THE LOWER
  NET ASSET VALUE AT THE TIME OF PURCHASE OR AT REDEMPTION)*            5.00%
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS              None
REDEMPTION FEE                                                           None
EXCHANGE FEE                                                             None
--------------------------------------------------------------------------------

*The CDSC decreases from 5% in the first year to 1% in the sixth year, reaching zero thereafter. B Shares automatically convert to A Shares (which have lower ongoing expenses and are offered by a separate prospectus) after eight years. See Shareholder Services - How to Buy Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Large-Cap  Small-Cap
                                   Equity           Core  Small-Cap Small-Cap              Aggressive Aggressive Emerging
                  Balanced  Index  Income  Equity  Equity   Value  Opportunity International Growth     Growth    Markets Technology
------------------------------------------------------------------------------------------------------------------------------------
Investment
Advisory Fees/1/   0.60%   0.25%    0.70%  0.70%    0.90%    0.80%    1.00%        1.05%      0.75%      0.75%     1.25%    0.75%
Rule 12b-1 Fees    0.75    0.75     0.75   0.75     0.75     0.75     0.75         0.75       0.75       0.75      0.75     0.75
Shareholder
Service Fees       0.25    0.25     0.25   0.25     0.25     0.25     0.25         0.25       0.25       0.25      0.25     0.25
Other Expenses/1/  0.72    0.22     0.32   0.23     0.26     0.28     0.22         0.31       0.25       0.25      0.50     0.25
------------------------------------------------------------------------------------------------------------------------------------
Total Operating
     Expenses/1/   2.32%   1.47%    2.02%  1.93%    2.16%    2.08%    2.22%        2.36%      2.00%      2.00%     2.75%    2.00%
------------------------------------------------------------------------------------------------------------------------------------

/1/ Expenses for the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund and the Technology Fund are based on estimated amounts for the current fiscal year. Harris Trust has contractually agreed to reimburse each of the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, and the Technology Fund for its annual ordinary operating expenses, if any, exceeding 2.00% of the Fund's average net assets. Expenses for the other Funds are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of advisory fees by the adviser and sub-administrative fees by PFPC Inc. (These voluntary waivers are expected to remain in effect until at least December 31, 2001 and may be decreased by the adviser and/or PFPC Inc., subject to approval, in the case of advisory fees, by the Board of Trustees.) After these waivers (which waivers do not apply to the Equity Fund, Large-Cap Aggressive Growth Fund, Small-Cap Aggressive Growth Fund, and Technology Fund), actual Fund Investment Advisory Fees, Other Expenses and Total Operating Expenses for the fiscal year ended December 31, 2000 were:


                                                  Equity       Core      Small-Cap  Small-Cap                   Emerging
                              Balanced    Index    Income      Equity       Value   Opportunity   International  Markets
     -----------------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees   0.38%     0.23%      0.64%      0.85%       0.73%       0.99%        1.05%         1.25%
     Other Expenses             0.50      0.22       0.29       0.25        0.26        0.21         0.30          0.46
     Total Operating Expenses   1.88%     1.45%      1.93%      2.10%       1.99%       2.20%        2.35%         2.71%
     -----------------------------------------------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

These examples are intended to help you compare the cost of investing in the Harris Insight Equity Funds to the cost of investing in other mutual funds. The first example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes that you invest $10,000 in a Fund for the time periods indicated and hold all of your shares at the end of the periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs and the return on your investment may be higher or lower.

Based on these assumptions, if you sold your shares, your costs would be:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Large-Cap  Small-Cap
                                 Equity           Core  Small-Cap Small-Cap              Aggressive Aggressive Emerging
                Balanced  Index  Income  Equity  Equity   Value  Opportunity International Growth     Growth    Markets Technology
------------------------------------------------------------------------------------------------------------------------------------
One Year         $735     $650     $705    $696     $719     $711     $725       $739        $703       $703      $778     $703
------------------------------------------------------------------------------------------------------------------------------------
Three Years     1,024      765      934     906      976      952      994      1,036         927        927     1,153      927
------------------------------------------------------------------------------------------------------------------------------------
Five Years      1,440    1,003    1,288   1,242    1,359    1,319    1,390      1,460       1,278      1,278     1,654    1,278
------------------------------------------------------------------------------------------------------------------------------------
Ten Years       2,468    1,554    2,155   2,059    2,303    2,219    2,365      2,510       2,134      2,134     2,900    2,134
------------------------------------------------------------------------------------------------------------------------------------

Based on these assumptions, if you held your shares, your costs would be:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Large-Cap  Small-Cap
                                   Equity           Core  Small-Cap Small-Cap              Aggressive Aggressive Emerging
                  Balanced  Index  Income  Equity  Equity   Value  Opportunity International Growth     Growth    Markets Technology
------------------------------------------------------------------------------------------------------------------------------------
One Year          $235     $150     $205    $196     $219     $221     $225       $239       $203       $203      $278     $203
------------------------------------------------------------------------------------------------------------------------------------
Three Years        724      465      634     606      676      652      694        736        627        627       853      627
------------------------------------------------------------------------------------------------------------------------------------
Five Years       1,240      803    1,088   1,042    1,159    1,119    1,190      1,260      1,078      1,078     1,454    1,078
------------------------------------------------------------------------------------------------------------------------------------
Ten Years        2,468    1,554    2,155   2,059    2,303    2,219    2,365      2,510      2,134      2,134     2,900    2,134
------------------------------------------------------------------------------------------------------------------------------------

              INTRODUCTION TO THE HARRIS INSIGHT FIXED INCOME FUNDS

These Funds invest primarily in bonds, which are debt instruments that normally --

     o    Pay a set amount of interest on a regular basis

     o    Repay the face amount, or principal, at a stated future date

     o Are issued by domestic and foreign corporations, federal and state governments, and their agencies


WHY INVEST IN FIXED INCOME FUNDS?

Fixed income funds can play a key role in an investor's portfolio by offering:

     o    A reasonable level of current income

     o    A measure of price stability relative to equity fund investments

     o In the case of tax-exempt funds, income that is generally free from federal income tax

HOW DO FIXED INCOME FUNDS PROVIDE A STEADY STREAM OF INCOME?

Fixed income funds earn income on the underlying securities and pay this out to the shareholders on a regular (e.g., monthly) basis.

WHAT CAUSES BOND VALUES TO CHANGE?

Investors should be aware that bonds will fluctuate in value for any of three main reasons:

     o    A change in interest rates

     o    A change in economic conditions

     o    A change in the financial condition of the issuer

HOW DOES THE PRICE OF A BOND MOVE WITH INTEREST RATES?

When interest rates rise, bond prices fall - and vice versa. Changing interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. As a result, when prevailing interest rates rise, the prices of long-term bonds decrease, to a greater degree than the prices of short-term bonds. The reverse is true when interest rates fall.

HOW ARE BONDS GRADED?

Bond quality, or grade, refers to the creditworthiness (the ability to repay debt) of the issuing organization. Higher ratings indicate better quality. Independent rating services, such as Moody's Investors Service or Standard & Poor's, publish and disseminate bond quality ratings on a regular basis.

--------------------------------------------------------------------------------

   Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

   Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

   The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

   Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 23.

--------------------------------------------------------------------------------

                        HARRIS INSIGHT FIXED INCOME FUNDS

                              TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of current income that is exempt from federal income tax.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 80% of its assets in MUNICIPAL SECURITIES with varying maturities. These securities are generally exempt from federal income tax and not subject to the ALTERNATIVE MINIMUM TAX.

The adviser employs:

     o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

     o In-depth credit analysis to help ensure that the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. GOVERNMENT SECURITIES and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the adviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 23.)

     o    Credit risk

     o    Interest rate risk

     o    Municipal market risk

     o    Prepayment risk


TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)

A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

MUNICIPAL SECURITIES

Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. Since B Shares of the Fund had not commenced operations as of the date of this prospectus, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)



 1991    1992     1993       1994        1995     1996     1997      1998     1999      2000
11.34%   8.09%    12.67%    -7.53%      14.16%    3.43%    8.28%     4.62%    -3.31%   14.13%



Best Quarter:                    Q4 2000               6.13%
--------------------------------------------------------------------------------
Worst Quarter:                   Q1 1994              -5.15%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Tax-Exempt Bond Fund           14.13%      5.27%      6.35%
Lehman Brothers
Municipal Bond Index           11.68%      5.83%      7.32%

* Performance shown reflects performance and uses the expenses of the Fund's N Shares but does not reflect the fact that B Shares' higher expenses would have lowered the performance shown.

The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                                    BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of total return, including a competitive level of current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in bonds and similar fixed income securities. The Fund may invest in the following:

     o    Bonds and debentures

     o    U.S. GOVERNMENT SECURITIES

     o    Debt obligations of foreign governments

     o    MORTGAGE-BACKED SECURITIES

     o    MUNICIPAL SECURITIES

     o    ZERO-COUPON SECURITIES

     o    Other floating/variable rate obligations

     o    Options and interest-rate futures contracts

The Fund normally maintains a DOLLAR-WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) of between five and ten years. Accordingly, the Fund's holdings may experience more share-price volatility than bonds with shorter maturities, making the Fund a more suitable investment for long-term investors.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 23)

     o    Credit risk

     o    Interest rate risk

     o    Prepayment risk


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES
See page 20.

MORTGAGE-BACKED SECURITIES

Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES
See page 20.

ZERO-COUPON SECURITIES

Securities that do not pay a stated interest rate but are sold at a deep discount to their value at maturity. The difference between a security's discounted price and its full value at maturity represents the payment of interest.

DOLLAR-WEIGHTED AVERAGE MATURITY

An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. Since B Shares of the Fund had not commenced operations as of the date of this prospectus, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)


1997    1998     1999     2000
9.14%   6.86%   -1.16%   12.78%


Best Quarter:                    Q4 2000               4.98%
--------------------------------------------------------------------------------
Worst Quarter:                   Q2 1999              -1.13%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                           1        Inception
                                          Year      (4/22/96)
--------------------------------------------------------------------------------
Bond Fund                                12.78%       6.89%
Lehman Brothers
Aggregate Bond Index                     11.63%       7.46%

* Performance shown reflects performance and uses the expenses of the Fund's N Shares but does not reflect the fact that B Shares' higher expenses would have lowered the performance shown.

                        INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide a high level of current income, consistent with preservation of capital.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund normally invests at least 65% of its assets in:

     o    U.S. GOVERNMENT SECURITIES

     o    MORTGAGE-BACKED SECURITIES, issued by U.S. government agencies

     o    Repurchase agreements collateralized by U.S. government securities

The DOLLAR-WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

The adviser may invest up to 20% of the Fund's assets in:

     o    ASSET-BACKED SECURITIES

     o    ZERO-COUPON SECURITIES

     o    Corporate bonds

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 23.)

     o    Credit risk

     o    Interest rate risk

     o    Prepayment risk


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES
See page 20.

MORTGAGE-BACKED SECURITIES
See page 20.

REPURCHASE AGREEMENTS

A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

DOLLAR-WEIGHTED AVERAGE MATURITY
See page 21.

ASSET-BACKED SECURITIES

Securities collateralized by credit card loans or other accounts receivable.

ZERO-COUPON SECURITIES
See page 21.


HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. Since B Shares of the Fund had not commenced operations as of the date of this prospectus, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)



1991      1992     1993      1994        1995     1996     1997      1998      1999      2000
13.30%    6.49%    8.10%    -1.93%      13.09%    3.86%    7.56%     7.18%    -1.05%    12.90%



Best Quarter:                    Q4 2000               4.99%
--------------------------------------------------------------------------------
Worst Quarter:                   Q1 1994              -2.21%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Intermediate
Government Bond Fund          12.90%      5.99%       6.82%
Lehman Brothers
Intermediate Government
Bond Index                    10.47%      6.19%       7.19%


*Performance shown reflects performance and uses the expenses of the Fund's N
 Shares but does not reflect the fact that B Shares' higher expenses would have lowered the performance shown.

 The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                    RISK CONSIDERATIONS - FIXED INCOME FUNDS

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.ed in detail below.

                         FUNDS                                      Intermediate
   PRINCIPAL RISKS FOR             Tax-Exempt                        Government
   ONE OR MORE FUNDS                   Bond           Bond              Bond
--------------------------------------------------------------------------------
   Credit                                P              P                 P
--------------------------------------------------------------------------------
   Interest rate                         P              P                 P
--------------------------------------------------------------------------------
   Municipal market                      P              O
--------------------------------------------------------------------------------
   Prepayment                            P              P                 P
--------------------------------------------------------------------------------
   OTHER RISKS
--------------------------------------------------------------------------------
   Counterparty                          O              O                 O
--------------------------------------------------------------------------------
   Foreign securities                                   O                 O
--------------------------------------------------------------------------------
   Leverage                              O              O                 O
--------------------------------------------------------------------------------
   Market                                O              O                 O
--------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

     o    The investment objective

     o    The Fund's ability to achieve its objective

     o    The markets in which the Fund invests

     o    The investments the Fund makes in those markets

     o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INTEREST RATE RISK

The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK

The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK

The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK

The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PREPAYMENT RISK

The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

                     FEES AND EXPENSES - FIXED INCOME FUNDS

        The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Fixed Income Funds.


SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                        None
MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A % OF THE LOWER
  NET ASSET VALUE AT THE TIME OF PURCHASE OR AT REDEMPTION)*           5.00%
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS             None
REDEMPTION FEE                                                          None
EXCHANGE FEE                                                            None
--------------------------------------------------------------------------------

*The CDSC decreases from 5% in the first year to 1% in the sixth year, reaching zero thereafter. B Shares automatically convert to A Shares (which have lower ongoing expenses and are offered by a separate prospectus) after eight years. See Shareholder Services - How to Buy Shares.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

--------------------------------------------------------------------------------
                                                                   Intermediate
                                     Tax-Exempt                     Government
                                        Bond           Bond            Bond
--------------------------------------------------------------------------------
Investment Advisory Fees/1/             0.60%/2/      0.65%           0.65%
Rule 12b-1 Fee                          0.75          0.75            0.75
Shareholder Servicing Fees              0.25          0.25            0.25
Other Expenses/1/                       0.25          0.28            0.34
--------------------------------------------------------------------------------
Total Operating Expenses/1/             1.85%         1.93%           1.99%
--------------------------------------------------------------------------------

/1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect waivers of advisory fees by the adviser and sub-administration fees by PFPC Inc. (These voluntary waivers are expected to remain in effect until at least December 31, 2001 and may be decreased by the adviser and/or PFPC Inc., subject to approval, in the case of advisory fees, by the Board of Trustees.) After these waivers, actual Fund advisory fees, Other Expenses and Total Operating Expenses for the fiscal year ended December 31, 2000 were:

                                                                   Intermediate
                                       Tax-Exempt                   Government
                                          Bond          Bond           Bond
     -------------------------------------------------------------------------
     Investment Advisory Fees            0.00%/2/       0.33%          0.18%
     Other Expenses                      0.25           0.27           0.32
     Total Operating Expenses            1.25%          1.60%          1.50%
     -------------------------------------------------------------------------


/2/ Commencing October 18, 1999, the adviser has waived its entire advisory fee for the Tax-Exempt Bond Fund. The waiver can be reduced or terminated at any time at the option of the adviser.

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

These examples are intended to help you compare the cost of investing in the Harris Insight Fixed Income Funds to the cost of investing in other mutual funds. The first example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes that you invest $10,000 in a Fund for the time periods indicated and then hold all of your shares at the end of the periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs and the return on your investment may be higher or lower.

Based on these assumptions, if you sold your shares, your costs would be:

                                                                 Intermediate
                   Tax-Exempt                                     Government
                      Bond                   Bond                    Bond
--------------------------------------------------------------------------------
One Year             $688                    $696                   $702
--------------------------------------------------------------------------------
Three Years           882                     906                    924
--------------------------------------------------------------------------------
Five Years          1,201                   1,242                  1,273
--------------------------------------------------------------------------------
Ten Years           1,973                   2,059                  2,123
--------------------------------------------------------------------------------

Based on these assumptions, if you held your shares, your costs would be:

                                                               Intermediate
                 Tax-Exempt                                     Government
                    Bond                   Bond                    Bond
--------------------------------------------------------------------------------

One Year           $188                    $196                   $202
--------------------------------------------------------------------------------
Three Years         582                     606                    624
--------------------------------------------------------------------------------
Five Years        1,001                   1,042                  1,073
--------------------------------------------------------------------------------
Ten Years         1,973                   2,059                  2,123
--------------------------------------------------------------------------------

              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUND

This Fund offers investors the opportunity to derive income from a portfolio of money market instruments with a stable net asset value. It invests in short-term securities issued by banks, other U.S. corporations, the U.S. government, state or local governments, and other entities. These money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, COMMERCIAL PAPER, ASSET-BACKED SECURITIES and
                             REPURCHASE AGREEMENTS.

WHY INVEST IN MONEY MARKET FUNDS?

These funds are especially well-suited for conservative investors who seek --

     o    Current income

     o Stability of principal (they are managed in an attempt to maintain a share price of $1.00)

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to --

     o Limit the dollar-weighted average maturity of their investments to 90 days or less

     o    Buy only high-quality, short-term money market instruments

     o    Buy securities with remaining maturities no longer than 397 days

B Shares of the Harris Insight Money Market Fund may not be purchased directly but must be purchased through an exchange from B Shares of another Fund.


TERMS TO KNOW

COMMERCIAL PAPER

Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

ASSET-BACKED SECURITIES
See page 22.

REPURCHASE AGREEMENTS
See page 22.

DOLLAR-WEIGHTED AVERAGE MATURITY
See page 21.

--------------------------------------------------------------------------------

   Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although the Harris Insight Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

   The Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

   The investment objective of the Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

   The Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 29.

--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUND

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. GOVERNMENT SECURITIES, as well as bank and commercial obligations. COMMERCIAL PAPER purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 29.)

     o    Credit risk

     o    Foreign securities risk

     o    Principal stability risk


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES
See page 20.

COMMERCIAL PAPER
See page 27.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. Since B Shares of the Fund had not commenced operations as of the date of this prospectus, performance shown in the bar chart and table reflects performance of the Fund's N Shares. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)



 1991     1992      1993      1994       1995     1996      1997      1998     1999     2000
 5.87%    3.41%     2.69%     3.79%      5.58%    5.11%     5.35%     5.25%    4.92%    6.09%



Best Quarter:                    Q1 1991               1.67%
--------------------------------------------------------------------------------
Worst Quarter:                   Q2 1993               0.65%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                1           5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Money Market Fund              6.09%      5.34%       4.80%

As of December 31, 2000, the seven-day yield for the Fund was 6.23%. For current yield information, please call 800.982.8782.

* Performance shown reflects performance and uses the expenses of the Fund's N Shares but does not reflect the fact that B Shares' higher expenses would have lowered the performance shown.

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS

The risks of investing in the Fund are illustrated in the chart below. The Fund's principal risks are marked P. The Fund's other risks are marked O. Each risk is described in detail below.

                          FUND
                                        Money
   PRINCIPAL RISKS                      Market
------------------------------------------------------
   Credit                                  P
------------------------------------------------------
   Foreign Securities                      P
------------------------------------------------------
   Principal stability                     P
------------------------------------------------------
   OTHER RISKS

------------------------------------------------------
   Counterparty                            O
------------------------------------------------------


All Fund investments are subject to risk and may decline in value. The amount and types of risk vary depending on:

     o    The investment objective

     o    The Fund's ability to achieve its objective

     o    The markets in which the Fund invests

     o    The investments the Fund makes in those markets

     o Prevailing economic conditions over the period of an investment Please note that there are other circumstances that could adversely affect your investment and prevent the Fund from achieving its objectives.

COUNTERPARTY RISK

The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK

The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK

The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

PRINCIPAL STABILITY RISK

The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                      FEES AND EXPENSES - MONEY MARKET FUND

The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Fund. B Shares of the Harris Insight Money Market Fund may not be purchased directly but must be purchased through an exchange from B Shares of another Fund.


SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                           None
MAXIMUM DEFERRED SALES CHARGE (LOAD OR CDSC) (AS A % OF THE LOWER
  NET ASSET VALUE AT THE TIME OF PURCHASE OR AT REDEMPTION)*               5.00%
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                None
REDEMPTION FEE                                                             None
EXCHANGE FEE                                                               None

--------------------------------------------------------------------------------

*The CDSC decreases from 5% in the first year to 1% in the sixth year, reaching zero thereafter. B Shares automatically convert to A Shares (which have lower ongoing expenses and are offered by a separate prospectus) after eight years. See Shareholder Services - How to Buy Shares.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

--------------------------------------------------------------------------------

                                    Money Market
--------------------------------------------------------
Investment Advisory Fees               0.10%
Rule 12b-1 Fees                        0.75
Shareholder Servicing Fees             0.25
Other Expenses/1/                      0.13
--------------------------------------------------------
Total Operating Expenses/1/            1.23%
--------------------------------------------------------

/1/ Expenses are based on amounts incurred by the Fund during its most recent fiscal year but do not reflect voluntary expense reductions (expense reimbursements and fee waivers) by Harris Trust. (These voluntary waivers are expected to remain in effect until at least December 31, 2001 and may be decreased by Harris Trust.) After these reductions, actual Other Expenses and Total Operating Expenses of the Fund for the fiscal year ended December 31, 2000 were:

                                         Money
                                         Market
     ------------------------------------------------

      Other Expenses                     0.08%
      Total Operating Expenses           1.18%
     ------------------------------------------------


Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

These examples are intended to help you compare the cost of investing in the Harris Insight Money Market Fund to the cost of investing in other mutual funds. The first example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The second example assumes that you invest $10,000 in a Fund for the time periods indicated and then hold all of your shares at the end of the periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs and the return on your investment may be higher or lower.

Based on these assumptions, if you sold your shares, your costs would be:

                       Money
                      Market

------------------------------------

One Year               $625
------------------------------------
Three Years             690
------------------------------------
Five Years              876
------------------------------------
Ten Years             1,308
------------------------------------

Based on these assumptions, if you held your shares, your costs would be:

                        Money
                       Market

------------------------------------

One Year                $125
------------------------------------
Three Years              390
------------------------------------
Five Years               676
------------------------------------
Ten Years              1,308
------------------------------------

                               INVESTMENT ADVISER

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds. In the case of the International Fund and the Emerging Markets Fund, HIM has appointed and oversees the activities of Hansberger Global Investors, Inc. as the investment sub-adviser. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2000, HIM managed approximately $15.9 billion in assets.

Prior to May 1, 2001, Harris Trust and Savings Bank (Harris Trust), an Illinois state-chartered bank and a member of the Federal Reserve System, was the investment adviser and HIM was the Portfolio Management Agent for the Funds. Harris Trust is the successor to the investment banking firm of N.W. Harris & Co., which was organized in 1882 and incorporated in 1907. At December 31, 2000, Harris Trust, the largest bank owned by Harris Bankcorp, Inc., had total discretionary assets under management of approximately $26.6 billion, including $12.7 billion in discretionary personal trust assets, and administered more than $16.7 billion in non-discretionary personal trust assets.

ADVISORY FEES

The following chart shows the investment advisory fees paid, before fee waivers, by each Fund during its last fiscal year.

MANAGEMENT FEES PAID
(expressed as a percentage of average net assets)

Balanced Fund.............................................0.60%
Index Fund................................................0.25
Equity Income Fund........................................0.70
Equity Fund...............................................0.70
Core Equity Fund..........................................0.90
Small-Cap Value Fund......................................0.80
Small-Cap Opportunity Fund................................1.00
International Fund........................................1.05
Large-Cap Aggressive Growth Fund..........................0.75
Small-Cap Aggressive Growth Fund..........................0.75
Emerging Markets Fund.....................................1.25
Technology Fund...........................................0.75
Tax-Exempt Bond Fund......................................0.60
Bond Fund.................................................0.65
Intermediate Government Bond Fund.........................0.65

Money Market Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT SUB-ADVISER

Hansberger Global Investors, Inc. (Hansberger) serves as investment sub-adviser to, and makes all investment decisions for, the International Fund and the Emerging Markets Fund. Hansberger, founded in 1994, is a wholly-owned subsidiary of Hansberger Group, Inc. and provides a broad range of portfolio management services to clients in the U.S. and abroad. As of December 31, 2000, Hansberger managed approximately $3.1 billion in assets. Hansberger is paid for its investment sub-advisory services from the advisory fees HIM receives.

Many persons on the staffs of the investment adviser and investment sub-adviser contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are primarily responsible for the day-to-day investment management of the Funds.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc.
515 East Las Olas Blvd., Suite 1300
Fort Lauderdale, Florida 33301

                               PORTFOLIO MANAGERS

                            PORTFOLIO MANAGERS OF THE
                           HARRIS INSIGHT EQUITY FUNDS
-------------------------------------------------------------------------------

BALANCED FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Johnson joined Harris Trust in 1969. He has served as manager of the Fund since it commenced operations in 1997 and has 31 years of experience in portfolio management.


INDEX FUND

JON D. THANOS, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Thanos joined HIM in 1996. He has 9 years of portfolio management and trading experience and was appointed manager of the Fund in 1999. Mr. Thanos is also co-manager of the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, and the Technology Fund.

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Tesseo joined HIM in 1999. He has 10 years of portfolio management and investment research experience and was appointed co-manager of the Fund in 2000. Mr. Tesseo is also manager of the Small-Cap Value Fund and co-manager of the Small-Cap Aggressive Growth Fund.


EQUITY INCOME FUND

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has served as manager of the Fund since it commenced operations in 1996 and has over 17 years of investment management experience. Mr. Sido is also co-manager of the Large-Cap Aggressive Growth Fund and the Technology Fund.


EQUITY FUND

DONALD G. M. COXE, CHAIRMAN AND CHIEF STRATEGIST (HIM)

Mr. Coxe joined HIM in 1993. He has served as manager of the Fund since 1996 and has nearly 33 years of institutional investment management experience.


CORE EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes joined HIM in 1999. He has served as manager of the Fund since then and has 15 years of portfolio management, investment research and trust administration experience. Mr. Janes is also co-manager of the Large-Cap Aggressive Growth Fund.


SMALL-CAP VALUE FUND

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Tesseo has served as manager of the Fund since 1999. See information for the Index Fund. SMALL-CAP OPPORTUNITY FUND

PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Kleinaitis joined HIM in 1999. He has served as manager of the Fund since then and has 14 years of portfolio management and investment research experience. Mr. Kleinaitis is also co-manager of the Small-Cap Aggressive Growth Fund and the Technology Fund.


INTERNATIONAL FUND

THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)

Before forming Hansberger in 1994, Mr. Hansberger was Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc. While at Templeton, he served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds. He leads the International Fund's portfolio team, which has managed the Fund since 1997. The team includes:

     Bryan L. Ward, Senior Vice President, Research
     Aureole Foong, Managing Director, Asian Research
     Ronald W. Holt, Vice President, Research

LARGE-CAP AGGRESSIVE GROWTH FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Janes has served as co-manager of the Fund since it commenced operations in 2000. See information for the Core Equity Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as co-manager of the Fund since it commenced operations in 2000. See information for the Equity Income Fund.

JON D. THANOS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Thanos has served as co-manager of the Fund since it commenced operations in 2000. See information for the Index Fund.


SMALL-CAP AGGRESSIVE GROWTH FUND

PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Kleinaitis has served as co-manager of the Fund since it commenced operations in 2001. See information for the Small-Cap Opportunity Fund.

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Tesseo has served as co-manager of the Fund since it commenced operations in 2001. See information for the Index Fund.

JON D. THANOS, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Thanos has served as co-manager of the Fund since it commenced operations in 2001. See information for the Index Fund.


EMERGING MARKETS FUND

THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)

Mr. Hansberger leads the Emerging Markets Fund's portfolio team, which has managed the Fund since it commenced operations in 1997. See information for the International Fund. The team includes:

     Francisco J. Alzuru, Managing Director, Latin America
     Robert X. Mazuelos, Senior Vice President, Research
     Elena V. Denisova, Vice President, Research
     Stephen W. Ho, Vice President, Research


TECHNOLOGY FUND

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Sido has served as co-manager of the Fund since it commenced operations in 2000. See information for the Equity Income Fund.

PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Kleinaitis has served as co-manager of the Fund since it commenced operations in 2000. See information for the Small-Cap Opportunity Fund.

JON D. THANOS, PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Thanos has served as co-manager of the Fund since it commenced operations in 2000. See information for the Index Fund.

                            PORTFOLIO MANAGERS OF THE
                        HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

TAX-EXEMPT BOND FUND

GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 18 years of municipal bond sales experience and was appointed manager of the Fund in 1998.


BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 16 years of experience in the fixed-income investment area and has served as co-manager of the Fund since it commenced operations in 1996.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage and asset-backed securities markets. She has 18 years of experience in the fixed-income market and has served as co-manager of the Fund since it commenced operations in 1996. Ms. Svagera is also manager of the Intermediate Government Bond Fund.


INTERMEDIATE GOVERNMENT BOND FUND

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Ms. Svagera has served as manager of the Fund since it commenced operations in 1997. See information for the Bond Fund.



                            PORTFOLIO MANAGER OF THE
                        HARRIS INSIGHT MONEY MARKET FUND
--------------------------------------------------------------------------------

MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Royther joined Harris Trust in 1990. He has 12 years of investment management experience and was appointed manager of the Fund in 1995.

                             PRICING OF FUND SHARES

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE PLUS ANY APPLICABLE SALES CHARGE

Each Fund calculates its net asset value per share (NAV) on each day on which both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business.

HOW THE FUNDS CALCULATE NAV

The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

NON-MONEY MARKET FUNDS

The NAV is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) and is generally based on the last sale prices of all securities held by the Fund and the number of shares outstanding. A Fund's securities are valued based on market value or, where market quotations are not readily available, are based on fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary markets in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If the value of a foreign security has been materially affected by events occurring after the close of a foreign market, it may be valued by another method that the board believes reflects fair value. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

MONEY MARKET FUNDS

The NAV Money Market Fund is calculated as of 2:30 p.m., Eastern time. In its attempt to maintain a stable NAV of $1.00 per share, securities held by the Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

OPENING A NEW ACCOUNT IS EASY

To invest in the Harris Insight Funds, you should contact your financial institution or investment professional who will assist you in opening a new account and making the initial investment, either by mail or by bank wire.

Purchase amounts of more than $250,000 will not be accepted for B Shares.

Each financial institution or investment professional may have its own procedures and requirements for buying shares and may charge fees.

                                     BY MAIL

Complete and sign an application for B Shares.

Make the check payable to the Harris Insight Funds.

If adding to an existing account, indicate the Fund account number directly on the check.

Mail the application and check to:
   Harris Insight Funds
   c/o PFPC, Inc.
   P.O. Box 8952
   Wilmington, DE 19899-8952







                                  BY BANK WIRE

Call the Funds at 800.625.7073, during business hours, to initiate the purchase.

Please be sure to furnish the taxpayer's identification number.

Then wire the investment amount to:
   PNC Bank, N.A.
   Philadelphia, PA
    ABA# 0310-0005-3
     For credit to:
     Harris Insight Funds
     85-5093-2950
   Re: [Name of Fund] - B Shares
     Account No.:
     Account Name:
     Taxpayer ID No.:

If opening a new account, please complete and mail the account application form to the Funds at the address given under "By Mail."

The Funds currently do not charge investors for the receipt of wire transfers, although your originating bank may impose a charge for their wiring services.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third-party checks. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the NAV next calculated after your investment is received. A contingent deferred sales charge is imposed on redemptions made within six years of purchase. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

SALES CHARGES - CONTINGENT DEFERRED SALES CHARGE

B Shares are sold without any
front-end sales charge. However, B Shares of a Fund that are redeemed within six years after purchase will be subject to a contingent deferred sales charge
(CDSC).

The amount of the CDSC varies depending on the number of years you hold the shares. The CDSC amounts apply as follows:

                                           CDSC AS A % OF DOLLAR AMOUNT
IF YOU SELL YOU SHARES WITHIN THE:               SUBJECT TO CHARGE

First year after purchase                              5.00%
Second year after purchase                             4.00
Third year after purchase                              3.00
Fourth year after purchase                             3.00
Fifth year after purchase                              2.00
Sixth year after purchase                              1.00
Seventh year after purchase                            0.00
Eighth year after purchase                             0.00



The CDSC will be used to recover commissions paid to institutions and professionals for the sale of B Shares. The CDSC that applies to a redemption of B Shares will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or the net asset value of the shares at the time of redemption. For purposes of calculating the CDSC, the holding period and cost of shares is based upon the original purchase date and price. For shares purchased through an exchange from B Shares of another Fund, the CDSC is based upon the purchase date and price of the initially purchased Fund's shares, not the date of the exchange to the second Fund's B Shares. The CDSC terminates on the day after the sixth anniversary of the original purchase date.

No CDSC will be imposed on

     o    increases in net asset value above the initial purchase price

     o redemptions of shares acquired through the reinvestment of dividends and distributions

     o involuntary redemptions by a Fund of shareholder accounts with low account balances.

Redemptions of shares will be effected in the manner that results in the imposition of the lowest CDSC. Redemptions will be made --

     o    First, from B Shares held for more than six years

     o Second, from B Shares acquired through the reinvestment of dividends and distributions

     o    Third, from B Shares held for the longest period up to six years.

Upon receipt of satisfactory documentation confirming eligibility for the waiver, the CDSC will be waived, for redemptions --

     o    pursuant to a systematic withdrawal plan

     o that are shown to have resulted from the death or disability of the accountholder

     o    by qualified retirement plans upon plan termination or dissolution

     o from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70 1/2

     o that qualify as hardship withdrawals under applicable laws and regulations

     o from certain qualified retirement plans, if you are older than 59 1/2 and are selling shares to take a distribution from the plan.

If you believe you qualify for any of these CDSC waivers, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

INVESTING FOR THE SHORTER TERM

While the Fund is intended as a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing A Shares rather than B Shares. That is because of the effects on shorter-term investments of both the B Shares contingent deferred sales charge (if you redeem within six years) and the B Shares higher Rule 12b-1 fee on total return.

If you plan to invest more than $250,000 for the shorter term, as your investment horizon increases toward six years, B Shares might not be as advantageous as A Shares. That is because the Rule 12b-1 fee on B Shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of A Shares. In addition, for investors who invest $250,000 or more, in most cases A Shares will be the more advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor will not accept purchase orders of $250,000 or more of B Shares from a single investor.

CONVERSION FEATURES

After eight years from purchase, your B Shares (including shares received from the reinvestment of dividends on the originally purchased B Shares) will convert automatically and without any sales charge to A Shares of the same Fund. (A Shares of the Harris Insight Funds are offered by a separate prospectus and bear lower asset-based distribution fees.) The eight-year period begins on the day of purchase. For B Shares of a Fund acquired by exchange from B Shares of another Fund, the eight-year period will be calculated from the date of your purchase of the first Fund's B Shares.

AUTOMATIC INVESTMENT PLAN: A CONVENIENT OPTION

Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Harris Insight Funds' Automatic Investment Plan by so indicating on the Harris Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)

For more information on any of Harris Insight Funds' shareholder services, please call 800.982.8782.

CHOOSE YOUR INVESTMENT AMOUNT

The Harris Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                                                           MINIMUM PER FUND

To open a regular account........................................  $1,000
To open a retirement account.....................................    $250
To open an account using the Automatic Investment Plan...........     $50
To add to an existing account....................................     $50


MORE ABOUT BUYING SHARES

MULTIPLE OWNERS

If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION

The Funds are open for business each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business. The Funds are closed for business on:

New Year's Day                  Memorial Day             Veterans' Day
Martin Luther King, Jr. Day     Independence Day         Thanksgiving Day
Presidents' Day                 Labor Day                Christmas Day
Good Friday                     Columbus Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY IS EASY

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

           BY MAIL
           AND CHECK

You may sell shares by writing the Funds at:

   Harris Insight Funds
   c/o PFPC Inc.
   P.O. Box 8952
   Wilmington, DE 19899-8952.

A check for your proceeds will be mailed to you.

         BY TELEPHONE
           AND CHECK

If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

A check for your proceeds will be mailed to you.

       BY TELEPHONE AND
           BANK WIRE

If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

       THROUGH FINANCIAL
    INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See page 41 for more information.) A CDSC normally applies to any redemptions made within six years of purchase. (See page 38 for more information.)

The Funds reserve the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.


MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is accepted by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds, less any applicable CDSC, will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under unusual circumstances, the Funds may suspend redemptions, if allowed by the Securities and Exchange Commission, or postpone payment.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS)

You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Harris Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Harris Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

     o    you must have elected to reinvest your Fund dividends, and

     o your shares of the Fund from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal.

Plan redemptions are normally processed on the 25th day of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

SIGNATURE GUARANTEES
The Funds use signature guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is --

     o    Payable to anyone other than the shareholder(s) of record

     o    To be mailed to an address other than the address of record

     o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

EXCHANGING SHARES

You can exchange your B Shares of a Fund for B Shares of any other Harris Insight Fund without a sales charge, provided that:

     o    Your B Shares have been held for at least seven days,

     o    Your account registration stays the same, and

     o    The shares you wish to buy are registered for sale in your home state.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than four exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Harris Trust's judgment, the Fund to be purchased might be unable to invest the money effectively in accordance with its investment objective and policies or might otherwise be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

The procedures that apply to redeeming shares also apply to exchanging shares.

DIRECTED DIVIDEND PLAN (DDP)

You may direct your dividends and/or distributions from one Harris Insight Fund to be invested automatically in another Harris Insight Fund without any fee or sales charge, provided that both Funds are in the same share class and have identical ownership registration. To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

     o    An annual account statement

     o    A quarterly consolidated statement

     o    A confirmation statement, each time you buy, sell or exchange shares

     o Annual and semi-annual reports to shareholders for each Fund in which you invest.

For more information on any of Harris Insight Funds' shareholder services, please call 800.982.8782


                        DIVIDENDS AND TAX CONSIDERATIONS

Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:


   FUND                                      DECLARED AND PAID
---------------------------------------------------------------------
   Balanced Fund                             Quarterly
---------------------------------------------------------------------
   Index Fund                                Quarterly
---------------------------------------------------------------------
   Equity Income Fund                        Quarterly
---------------------------------------------------------------------
   Equity Fund                               Quarterly
---------------------------------------------------------------------
   Core Equity Fund                          Annually
---------------------------------------------------------------------
   Small-Cap Value Fund                      Annually
---------------------------------------------------------------------
   Small-Cap Opportunity Fund                Annually
---------------------------------------------------------------------
   International Fund                        Annually
---------------------------------------------------------------------
   Large-Cap Aggressive Growth Fund          Annually
---------------------------------------------------------------------
   Small-Cap Aggressive Growth Fund          Annually
---------------------------------------------------------------------
   Emerging Markets Fund                     Annually
---------------------------------------------------------------------
   Technology Fund                           Annually
---------------------------------------------------------------------
   Tax-Exempt Bond Fund                      Daily/Monthly
---------------------------------------------------------------------
   Bond Fund                                 Daily/Monthly
---------------------------------------------------------------------
   Intermediate Government Bond Fund         Daily/Monthly
---------------------------------------------------------------------
   Money Market Fund                         Daily/Monthly
---------------------------------------------------------------------

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, paid in cash on the payment date, or invested in another Fund on the ex-date pursuant to the DDP. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS

Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

     o All dividends paid, including net short-term capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

     o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

     o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.


TERMS TO KNOW

EXEMPT-INTEREST DIVIDENDS

Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

                            DISTRIBUTION ARRANGEMENTS

SERVICE AND DISTRIBUTION PLANS

Under a service plan adopted by the Funds, each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's B Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services that they provide.

Under a distribution plan adopted under Rule 12b-1, each of the Funds compensates the Distributor of the Fund's B Shares for the Distributor's sales and distribution activities at a rate of up to 0.75% of the average daily net asset value of each Fund's B Shares issued, less the average daily net asset value of that Fund's B Shares redeemed upon which a CDSC has been imposed or waived.

Because the expenses incurred under both the service plan and the distribution plan are paid out of the Fund's assets on an on-going basis, over time these expenses will increase the cost of you investment and may cost you more than the expenses applicable to share classes with an initial sales charge or other types of sales or marketing fees.

MULTIPLE CLASSES

Each of the Tax-Exempt Money Market Fund and Government Money Market Fund offers two classes of shares: N Shares and Institutional Shares. Each of the Large-Cap Aggressive Growth Fund, Small-Cap Aggressive Growth Fund, and Technology Fund offers two classes of shares: B Shares and Institutional Shares. Each of the Convertible Securities Fund, Intermediate Tax-Exempt Bond Fund and Short/Intermediate Bond Fund offers three classes of shares: N Shares, A Shares and Institutional Shares. Each of Index Fund and Money Market Fund offers three classes of shares: N Shares, B Shares and Institutional Shares. Each of the Balanced Fund, Equity Income Fund, Equity Fund, Core Equity Fund, Small-Cap Value Fund, Small-Cap Opportunity Fund, International Fund, Emerging Markets Fund, Tax-Exempt Bond Fund, Bond Fund, and Intermediate Government Bond Fund offers four classes of shares: N Shares, A Shares, B Shares and Institutional Shares. The shares of each class are offered by separate prospectuses.


                        MASTER FUND/FEEDER FUND STRUCTURE

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

FOR MORE INFORMATION

More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 800.982.8782


BY MAIL
Harris Insight Funds
3200 Horizon Drive
King of Prussia, PA 19406


ON THE INTERNET

Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:
   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com


Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

    The following notice does not constitute part of and is not incorporated into the prospectus for the Harris Insight Funds

                           HARRIS INSIGHT FUNDS TRUST
                             PFPC DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

We respect your right to privacy and seek to process your transactions efficiently. To do so, we must collect and maintain certain information about you from applications, other forms, and transactions you conduct with us, our affiliates, or others. Except for disclosure to our affiliates and service providers and as permitted by law, we do not disclose to anyone any personal information about you or about any of our former customers. We may disclose information about you to companies that perform administrative or marketing services on our behalf, such as transfer agents, service bureaus, or printers or mailers, who assist us in the distribution of investor materials. Those companies may use such information only for the services for which we engaged them and are not permitted to use or share the information for any other purpose. To protect your personal information, we maintain physical, electronic and procedural safeguards, and we permit access only to employees who need the information to serve you.

                                                                   HIF 1400 5/01

                                     HARRIS
                                INSIGHT(R) FUNDS
                                    N SHARES


                             MAY 1, 2001 PROSPECTUS


                           HARRIS INSIGHT EQUITY FUNDS

                                  Balanced Fund
                                   Index Fund
                               Equity Income Fund
                                   Equity Fund
                                Core Equity Fund
                        (formerly named the Growth Fund)
                              Small-Cap Value Fund
                           Small-Cap Opportunity Fund
                               International Fund
                              Emerging Markets Fund


                        HARRIS INSIGHT FIXED INCOME FUNDS
                           Convertible Securities Fund
                              Tax-Exempt Bond Fund
                                    Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          Short/Intermediate Bond Fund
                        Intermediate Government Bond Fund


                        HARRIS INSIGHT MONEY MARKET FUNDS
                          Tax-Exempt Money Market Fund
                                Money Market Fund
                          Government Money Market Fund



 AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT
     APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS
         PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

[LOGO] HARRIS INSIGHT(R) FUNDS

                                TABLE OF CONTENTS


                                    INTRODUCTION TO EQUITY FUNDS          PAGE 2

                                     HARRIS INSIGHT EQUITY FUNDS
                                                   Balanced Fund               3
                                                      Index Fund               4
                                              Equity Income Fund               5
                                                     Equity Fund               6
               Core Equity Fund (formerly named the Growth Fund)               7
                                            Small-Cap Value Fund               8
                                      Small-Cap Opportunity Fund               9
                                              International Fund              10
                                           Emerging Markets Fund              11
                                             Risk Considerations              12
                                               Fees and Expenses              14

                              INTRODUCTION TO FIXED INCOME FUNDS              15

                               HARRIS INSIGHT FIXED INCOME FUNDS
                                     Convertible Securities Fund              16
                                            Tax-Exempt Bond Fund              17
                                                       Bond Fund              18
                               Intermediate Tax-Exempt Bond Fund              19
                                    Short/Intermediate Bond Fund              20
                               Intermediate Government Bond Fund              21
                                             Risk Considerations              22
                                               Fees and Expenses              24

                              INTRODUCTION TO MONEY MARKET FUNDS              25

                               HARRIS INSIGHT MONEY MARKET FUNDS
                                    Tax-Exempt Money Market Fund              26
                                               Money Market Fund              27
                                    Government Money Market Fund              28
                                             Risk Considerations              29
                                               Fees And Expenses              30

                                              INVESTMENT ADVISER              31

                                              PORTFOLIO MANAGERS              32

                                          PRICING OF FUND SHARES              34

                                            SHAREHOLDER SERVICES              35

                                DIVIDENDS AND TAX CONSIDERATIONS              39

                                       DISTRIBUTION ARRANGEMENTS              40

                               MASTER FUND/FEEDER FUND STRUCTURE              41

                                            FINANCIAL HIGHLIGHTS              42

                 INTRODUCTION TO THE HARRIS INSIGHT EQUITY FUNDS

These Funds invest in stocks, which represent partial ownership in a company. They generally pursue capital appreciation: that is, an increase in the Fund's share value. In some cases, these Funds also seek dividend income.

Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.


WHY INVEST IN EQUITY FUNDS?

Equity funds offer investors the potential for greater returns than fixed-income funds and are considered an attractive choice for outpacing inflation over the long term. Equity funds are more appropriate for investors who can tolerate a higher degree of risk in exchange for an opportunity to pursue attractive long-term investment rewards.

--------------------------------------------------------------------------------
     Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 12.
--------------------------------------------------------------------------------

                           HARRIS INSIGHT EQUITY FUNDS


                                  BALANCED FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide current income and capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets.

The adviser continually reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of the STANDARD & POOR'S 500 STOCK INDEX and between 35% and 60% of the return of the LEHMAN BROTHERS AGGREGATE BOND INDEX.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 12.)

     o    Allocation risk

     o    Interest rate risk

     o    Market risk


TERMS TO KNOW

STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))
An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

LEHMAN BROTHERS AGGREGATE BOND INDEX
An index measuring the total return of approximately 6,500 U.S. bonds.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN

(as of 12/31 each year)

1998    1999     2000
-----   -----    -----
8.29%   -1.52%   12.03%



Best Quarter:                    Q4 1998               8.21%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998              -6.35%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/00)
                                            1      Inception
                                          Year      (4/16/97)
--------------------------------------------------------------------------------
Balanced Fund                            12.03%      10.60%
S&P 500 Stock Index                      -9.11%      17.60%
Lehman Brothers
Aggregate Bond Index                     11.63%       7.83%

                                   INDEX FUND

--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide the return and risk characteristics of the S&P 500.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally holds at least 90% of the 500 securities in the S&P 500 and attempts to match its holdings of each issue with that security's proportional representation in the S&P 500.

The adviser employs a "passively" managed - or index - investment approach that attempts to replicate the performance of the index without necessarily investing in all of its stocks. This approach is unlike traditional methods of active investment management whereby securities are selected on the basis of economic, financial and market analysis. The Fund seeks a quarterly performance within one percentage point of the performance of the S&P 500. On a regular basis, the adviser compares the Fund's performance to that of the S&P 500. The adviser may adjust the Fund's holdings if the Fund's performance does not adequately track the performance of the S&P 500.

Apart from its equity investments, the Fund may use S&P 500 STOCK INDEX FUTURES CONTRACTS to reduce transaction costs and simulate full investment in the S&P 500 while retaining a cash balance for portfolio management purposes.

WHAT IS THE FUND'S PRINCIPAL RISK?
(See Risk Considerations, page 12.)

     o    Market risk


TERMS TO KNOW

S&P 500 STOCK INDEX FUTURES CONTRACTS
Agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of the S&P 500 on a specified future date. Purchasers of index futures contracts may participate in the performance of the securities included in the index without committing the full amount of capital required to purchase all of the individual securities.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*

(as of 12/31 each year)

1993      1994     1995     1996     1997     1998     1999     2000
-----     -----    -----    -----    -----    -----    -----    -----
9.23%     0.53%    36.62%   22.47%   32.51%   27.88%   20.14%   -9.55%



Best Quarter:                    Q4 1998              21.17%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -10.03%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                1          5       Inception
                               Year       Years     (4/1/92)
--------------------------------------------------------------------------------
Index Fund                    -9.55%     17.66%      15.91%
S&P 500 Stock Index           -9.11%     18.33%      16.91%


* The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris Trust and Savings Bank (Harris Trust) with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor common trust fund from its inception on April 1, 1992 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the Investment Company Act of 1940, as amended (the "1940 Act") nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                               EQUITY INCOME FUND

--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide current income and, secondarily, capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in common stocks that can be found in the S&P 500 or other attractive issues. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATION in excess of $1 billion).

The adviser's approach should produce returns that are similar to those of the S&P 500 and its corresponding sectors, yet with a higher level of income.

The adviser utilizes a disciplined investment process designed to maintain a diversified portfolio of the equity securities of higher quality companies. The adviser seeks securities with:

     o    Higher-than-average dividend yields

     o    Stronger-than-average growth characteristics


WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 12.)

     o    Market risk

     o    Market segment risk


TERMS TO KNOW

MARKET CAPITALIZATION
The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1994      1995     1996     1997     1998     1999     2000
-----     -----    -----    -----    -----    -----    -----
-0.66%    36.50%   17.62%   31.53%   22.66%   9.68%    -3.57%


Best Quarter:                    Q4 1998              19.62%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -11.12%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5       Inception
                               Year       Years     (1/1/94)
--------------------------------------------------------------------------------
Equity Income Fund            -3.57%     14.95%      15.36%
S&P 500 Stock Index           -9.11%     18.33%      18.23%

* The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1994 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                                   EQUITY FUND

--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation and current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATION in excess of $1 billion).

The adviser selects stocks that represent sectors found within the S&P 500 in an effort to:

     o Provide greater returns, over the long-term, than the securities comprising the S&P 500

     o    Maintain a risk level approximating that of the S&P 500

The Fund's portfolio consists of approximately 50 to 75 stocks, diversified among major sectors of the market.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 12.)

     o    Market risk

     o    Market segment risk


TERMS TO KNOW

MARKET CAPITALIZATION
See page 5.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
-----    -----    -----    -----    -----    -----    -----    -----    -----    ----
27.29%   8.19%    18.23%   -2.05%   36.26%   24.15%   35.45%   13.42%   -1.74%   8.18%



Best Quarter:                    Q4 1998              18.66%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -14.52%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/00)
                                1          5           10
                               Year       Years       Years
--------------------------------------------------------------------------------
Equity Fund                    8.18%     15.18%      15.98%
S&P 500 Stock Index           -9.11%     18.33%      17.46%

                                CORE EQUITY FUND
                        (formerly named the Growth Fund)
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATION in excess of $1 billion).

The adviser selects securities that are considered to be undervalued and to represent growth opportunities. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 12.)

     o    Market risk

     o    Market segment risk

     o    Volatility risk


TERMS TO KNOW

MARKET CAPITALIZATION
See page 5.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1993     1994      1995     1996     1997     1998     1999     2000
-----    -----     -----    -----    -----    -----    -----    -----
5.96%    -0.30%    36.16%   28.60%   32.54%   24.68%   16.22%   -7.89%




Best Quarter:                    Q4 1998              22.65%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -11.95%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                1          5        Inception
                               Year       Years     (4/1/92)
--------------------------------------------------------------------------------
Core Equity Fund              -7.89%     17.87%      15.69%
S&P 500 Stock Index           -9.11%     18.33%      16.91%


* The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on April 1, 1992 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                              SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by MARKET CAPITALIZATION). These securities tend to be represented in the Russell 2000 Value Index, an index of companies with a median market capitalization of $750 million, that is a popular measure of the stock price performance of small companies that have a lower price-to-book ratio and/or forecasted earnings growth.

Using a "value" approach, the adviser buys those securities considered to be conservatively valued relative to the securities of comparable companies. The adviser pays particular attention to a company's current and forecasted earnings levels.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 12.)

     o    Market risk

     o    Small company risk

     o    Volatility risk


TERMS TO KNOW

MARKET CAPITALIZATION
See page 5.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)


1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
-----    -----    -----    -----    -----    -----    -----    -----    -----    -----
41.39%   15.95%   14.68%   -3.44%   26.78%   14.50%   29.09%   -4.15%   0.22%    34.15%





Best Quarter:                    Q1 1991              20.93%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -18.08%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Small-Cap Value Fund          34.15%     13.81%      15.96%
Russell 2000 Value Index      22.83%     12.60%      17.65%


*The Fund is the successor, effective Martch 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                           SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by MARKET CAPITALIZATION). These securities tend to be represented in the Russell 2000 Small Stock Index, an index of companies with a median market capitalization of $850 million, that is a popular measure of the stock price performance of small companies.

The Fund invests in the securities of companies that the adviser believes have superior growth potential. In selecting securities, the adviser pays particular attention to companies offering potentially above-average earnings, sales and asset value growth. The adviser buys those securities considered to be attractively valued relative to the securities of comparable companies.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 12.)

     o    Market risk

     o    Small company risk

     o    Volatility risk


TERMS TO KNOW

MARKET CAPITALIZATION
See page 5.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995     1996     1997     1998     1999      2000
-----    -----    -----    -----    -----    -----    -----    -----    -----     -----
47.29%   18.71%   14.85%   -3.96%   25.99%   18.53%   25.14%   0.99%    39.75%    6.51%



Best Quarter:                    Q4 1999              28.14%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -21.04%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Small-Cap Opportunity Fund     6.51%     17.40%      18.41%

Russell 2000 Small
Stock Index                   -3.02%     10.31%      15.53%


*The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                               INTERNATIONAL FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation. Current income is a secondary objective.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk.

The Fund invests in securities that the sub-adviser believes are undervalued. When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 12.)

     o    Currency rate risk

     o    Foreign securities risk

     o    Geographic concentration risk

     o    Market risk

     o    Volatility risk

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
-----    -----    -----    -----    -----    -----    -----    -----    -----    -----
11.77%   -4.60%   24.36%   4.11%    3.87%    4.89%    -5.21%   -4.84%   26.81%   -9.50%




Best Quarter:                    Q2 1999              14.50%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -19.39%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
International Fund            -9.50%      1.66%       4.53%
MSCI EAFE Free Index          -13.96%     7.37%       8.54%


*The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor common trust fund from its inception on January 1, 1987 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                              EMERGING MARKETS FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in equity securities of issuers located in EMERGING MARKETS COUNTRIES. The sub-adviser selects securities it considers undervalued.

The Fund's investments reflect a broad cross-section of countries, industries and companies.

When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The sub-adviser also evaluates such criteria as:

     o    Political climate of a country

     o    Interest rate and currency considerations

     o    Equity market valuations

The Fund may invest in certain debt securities when the sub-adviser believes their potential for appreciation equals or exceeds that available from investments in common stock..

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 12.)

     o    Currency rate risk

     o    Foreign securities risk

     o    Geographic concentration risk

     o    Market risk

     o    Small company risk

     o    Volatility risk


TERMS TO KNOW

EMERGING MARKETS COUNTRY
The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1998        1999      2000
------      -----     -----
-31.50%     64.06%    -29.02


Best Quarter:                    Q4 1999              32.38%
--------------------------------------------------------------------------------
Worst Quarter:                   Q2 1998             -27.18%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/00)
                                           1       Inception
                                          Year     (10/21/97)
--------------------------------------------------------------------------------
Emerging Markets Fund                    -29.02%     -11.29%
MSCI Emerging
Markets Free Index                       -30.61%     -4.97%

                       RISK CONSIDERATIONS - EQUITY FUNDS
--------------------------------------------------------------------------------

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


                    FUNDS
   PRINCIPAL
   RISKS FOR ONE                                   Equity                 Core     Small-Cap  Small-Cap                Emerging
   OR MORE FUNDS            Balanced     Index     Income     Equity     Equity      Value  Opportunity International  Markets
------------------------------------------------------------------------------------------------------------------------------------
   Allocation                   P
------------------------------------------------------------------------------------------------------------------------------------
   Currency rate                O                                                                            P          P
------------------------------------------------------------------------------------------------------------------------------------
   Foreign securities           O                     O          O          O          O          O          P          P
------------------------------------------------------------------------------------------------------------------------------------
   Geographic
   concentration                                                                                             P          P
------------------------------------------------------------------------------------------------------------------------------------
   Interest rate                P          O                                                                 O          O
------------------------------------------------------------------------------------------------------------------------------------
   Market                       P          P          P          P          P          P          P          P          P
------------------------------------------------------------------------------------------------------------------------------------
   Market segment                          O          P          P          P          O          O
------------------------------------------------------------------------------------------------------------------------------------
   Small company                                                                       P          P          O          P
------------------------------------------------------------------------------------------------------------------------------------
   Volatility                                                    O          P          P          P          P          P
------------------------------------------------------------------------------------------------------------------------------------

   OTHER RISKS

------------------------------------------------------------------------------------------------------------------------------------
   Counterparty                 O          O          O          O          O          O          O          O          O
------------------------------------------------------------------------------------------------------------------------------------
   Credit                       O                                                                            O          O
------------------------------------------------------------------------------------------------------------------------------------
   Industry concentration                                                                                    O          O
------------------------------------------------------------------------------------------------------------------------------------
   Leverage                     O          O          O          O          O          O          O          O          O
------------------------------------------------------------------------------------------------------------------------------------
   Prepayment                   O                                                                            O          O
------------------------------------------------------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

     o    The investment objective

     o    The Fund's ability to achieve its objective

     o    The markets in which the Fund invests

     o    The investments the Fund makes in those markets

     o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

ALLOCATION RISK
The risk that the percentages of the fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK
The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous..

CREDIT RISK
The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK
The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

FOREIGN SECURITIES RISK
The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK
The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INDUSTRY CONCENTRATION RISK
The risk that investments concentrated in a particular industry or group of industries will underperform or be more volatile than investments in other industry sectors because of economic, regulatory, financial, or market conditions significantly affecting that industry or group. For example, the software or biotechnology industries can be significantly affected by patent considerations, intense competition, rapid change and product obsolescence, and government regulation. Companies in these sectors may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. Similarly, these industries can be significantly affected by the obsolescence of existing products or processes, short product cycles, falling prices and profits, and competition from new or unanticipated market entrants.

INTEREST RATE RISK
The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK
The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK
The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MARKET SEGMENT RISK
The risk that investments concentrated in one portion of the market (e.g., large capitalization stocks or short-term government bonds) will underperform the overall market.

PREPAYMENT RISK
The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

SMALL COMPANY RISK
The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of small-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VOLATILITY RISK
The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

                        FEES AND EXPENSES - EQUITY FUNDS
--------------------------------------------------------------------------------

The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Equity Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                 None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                             None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS      None
REDEMPTION FEE                                                   None
EXCHANGE FEE                                                     None

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                               Equity                  Core       Small-Cap    Small-Cap                 Emerging
                          Balanced    Index    Income      Equity     Equity       Value     Opportunity  International   Markets
------------------------------------------------------------------------------------------------------------------------------------
Investment
Advisory Fees/1/            0.60%     0.25%     0.70%       0.70%       0.90%       0.80%        1.00%         1.05%       1.25%
Shareholder
Servicing Fees              0.25      0.25      0.25        0.25        0.25        0.25         0.25          0.25        0.25
Other Expenses/1/           0.72      0.22      0.32        0.23        0.26        0.28         0.22          0.31        0.50
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses/1/ 1.57%     0.72%     1.27%       1.18%       1.41%       1.33%        1.47%         1.61%       2.00%
------------------------------------------------------------------------------------------------------------------------------------

/1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of advisory fees by the adviser and sub-administrative fees by PFPC Inc. (These voluntary waivers are expected to remain in effect until at least December 31, 2001 and may be decreased by the adviser and/or PFPC Inc., subject to approval, in the case of advisory fees, by the Board of Trustees.) After these waivers (which waivers do not apply to the Equity Fund), actual Fund Investment Advisory Fees, Other Expenses and Total Operating Expenses for the fiscal year ended December 31, 2000 were:


                                                    Equity       Core      Small-Cap   Small-Cap                  Emerging
                               Balanced   Index     Income      Equity      Value    Opportunity  International    Markets
     -----------------------------------------------------------------------------------------------------------------------
      Investment Advisory Fees   0.38%     0.23%      0.64%      0.85%       0.73%       0.99%        1.05%         1.25%
      Other Expenses             0.50      0.22       0.29       0.25        0.26        0.21         0.30          0.46
      Total Operating Expenses   1.13%     0.70%      1.18%      1.35%       1.24%       1.45%        1.60%         1.96%
     -----------------------------------------------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Harris Insight Equity Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                               Equity                   Core     Small-Cap     Small-Cap                 Emerging
                      Balanced      Index      Income      Equity      Equity     Value      Opportunity International    Markets
------------------------------------------------------------------------------------------------------------------------------------
One Year                 $160        $74        $129        $120        $144        $135         $150          $164        $203
------------------------------------------------------------------------------------------------------------------------------------
Three Years               496        230         403         375         446         421          465           508         627
------------------------------------------------------------------------------------------------------------------------------------
Five Years                855        401         697         649         771         729          803           876       1,078
------------------------------------------------------------------------------------------------------------------------------------
Ten Years               1,867        894       1,534       1,432       1,691       1,601        1,757         1,911       2,327
------------------------------------------------------------------------------------------------------------------------------------

              INTRODUCTION TO THE HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

These Funds invest primarily in bonds, which are debt instruments that normally --

     o    Pay a set amount of interest on a regular basis

     o    Repay the face amount, or principal, at a stated future date

     o Are issued by domestic and foreign corporations, federal and state governments, and their agencies

WHY INVEST IN FIXED INCOME FUNDS?
Fixed income funds can play a key role in an investor's portfolio by offering:

     o    A reasonable level of current income

     o    A measure of price stability relative to equity fund investments

     o In the case of tax-exempt funds, income that is generally free from federal income tax

HOW DO FIXED INCOME FUNDS PROVIDE A STEADY STREAM OF INCOME?
Fixed income funds earn income on the underlying securities and pay this out to the shareholders on a regular (e.g., monthly) basis.

WHAT CAUSES BOND VALUES TO CHANGE?
Investors should be aware that bonds will fluctuate in value for any of three main reasons:

     o    A change in interest rates

     o    A change in economic conditions

     o    A change in the financial condition of the issuer


HOW DOES THE PRICE OF A BOND MOVE WITH INTEREST RATES?
When interest rates rise, bond prices fall - and vice versa. Changing interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. As a result, when prevailing interest rates rise, the prices of long-term bonds decrease, to a greater degree than the prices of short-term bonds. The reverse is true when interest rates fall.

HOW ARE BONDS GRADED?
Bond quality, or grade, refers to the creditworthiness (the ability to repay debt) of the issuing organization. Higher ratings indicate better quality. Independent rating services, such as Moody's Investors Service or Standard & Poor's, publish and disseminate bond quality ratings on a regular basis.

--------------------------------------------------------------------------------

     Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 22.

--------------------------------------------------------------------------------

                        HARRIS INSIGHT FIXED INCOME FUNDS

                           CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide capital appreciation and current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in CONVERTIBLE SECURITIES.

The Fund also may invest up to 35% of its assets in SYNTHETIC CONVERTIBLES and 15% of its assets in common stocks. When, in the adviser's opinion, convertible securities do not serve the Fund's objective, the Fund may invest part or all of its assets in U.S. GOVERNMENT SECURITIES, corporate debt obligations and short-term money market instruments. The adviser will continue to seek current income during such periods, but will put less emphasis on capital appreciation.

The adviser invests primarily in convertible securities rated "B" or better by Standard & Poor's Corporation and Moody's Investors Service, Inc. (or, if not rated, securities considered by the adviser to be of comparable quality). The Fund may also invest up to:

     o    15% of its assets in securities rated "B-"

     o 5% of its assets in convertible securities rated "CCC" by Standard & Poor's or "Caa" by Moody's. (Securities rated "BB" or below by Standard & Poor's or "Ba" or below by Moody's are "high yield" securities, commonly known as "junk bonds." These securities are considered speculative and are subject to increased risk.)

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 22.)

     o    Credit risk

     o    Interest rate risk

     o    Market risk


TERMS TO KNOW

CONVERTIBLE SECURITIES
Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:

     o    When equity markets go up, they tend to rise in price

     o When interest rates rise, they tend to decline relatively less in price than long-term bonds

SYNTHETIC CONVERTIBLES
Issues that function like a convertible security by combining separate securities into one investment package offering fixed income and the right to acquire stock.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
-----    -----    -----    -----    -----    -----    -----    -----    -----    -----
26.90%   17.31%   13.52%   -3.36%   18.93%   20.77%   18.32%   -2.04%   31.75%   -6.69%



Best Quarter:                    Q4 1999              25.13%
--------------------------------------------------------------------------------
Worst Quarter:                   Q4 2000             -13.67%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Convertible Securities Fund    -6.69%     11.47%     12.83%
CS First Boston
Convertible Securities Index   -7.83%     13.20%     14.70%


* The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                              TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of current income that is exempt from federal income tax.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 80% of its assets in MUNICIPAL SECURITIES with varying maturities. These securities are generally exempt from federal income tax and not subject to the ALTERNATIVE MINIMUM TAX.

The adviser employs:

o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o In-depth credit analysis to help ensure that the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. GOVERNMENT SECURITIES securities and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the adviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 22.)

     o    Credit risk

     o    Interest rate risk

     o    Municipal market risk

     o    Prepayment risk


TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)
A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

MUNICIPAL SECURITIES Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES
See page 16.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
-----    -----    -----    -----    -----    -----    -----    -----    -----    -----
11.34%   8.09%    12.67%   -7.53%   14.16%   3.43%    8.28%    4.62%    -3.31%   14.13%



Best Quarter:                    Q4 2000               6.13%
--------------------------------------------------------------------------------
Worst Quarter:                   Q1 1994              -5.15%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Tax-Exempt Bond Fund          14.13%      5.27%       6.35%
Lehman Brothers
Municipal Bond Index          11.68%      5.83%       7.32%


* The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                                    BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of total return, including a competitive level of current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in bonds and similar fixed income securities.

The Fund may invest in the following:

     o    Bonds and debentures

     o    U.S. GOVERNMENT SECURITIES

     o    Debt obligations of foreign governments

     o    MORTGAGE-BACKED SECURITIES

     o    MUNICIPAL SECURITIES

     o    ZERO-COUPON SECURITIES

     o    Other floating/variable rate obligations

     o    Options and interest-rate futures contracts

The Fund normally maintains a DOLLAR-WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) of between five and ten years. Accordingly, the Fund's holdings may experience more share-price volatility than bonds with shorter maturities, making the Fund a more suitable investment for long-term investors.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 22.)

     o    Credit risk

     o    Interest rate risk

     o    Prepayment risk


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES
See page 16.

MORTGAGE-BACKED SECURITIES
Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES
See page 17.

ZERO-COUPON SECURITIES
Securities that do not pay a stated interest rate but are sold at a deep discount to their value at maturity. The difference between a security's discounted price and its full value at maturity represents the payment of interest.

DOLLAR-WEIGHTED AVERAGE MATURITY
An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1997    1998     1999     2000
-----   -----    -----    -----
9.14%   6.86%    -1.16%   12.78%




Best Quarter:                    Q4 2000               4.98%
--------------------------------------------------------------------------------
Worst Quarter:                   Q2 1999              -1.13%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/00)
                                            1       Inception
                                          Year      (4/22/96)
--------------------------------------------------------------------------------
Bond Fund                                12.78%       6.89%
Lehman Brothers
Aggregate Bond Index                     11.63%       7.46%

                        INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of current income that is exempt from federal income tax.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 80% of its assets in a broad range of MUNICIPAL SECURITIES. These securities are generally exempt from federal income tax and not subject to the ALTERNATIVE MINIMUM TAX.

Under normal market conditions, the Fund's investments will have a DOLLAR-WEIGHTED AVERAGE MATURITY in a range of three to ten years. Such intermediate-term securities share these basic characteristics:

     o They offer a higher income stream and somewhat higher share price volatility than shorter-term municipal bond funds

     o They tend to deliver less income with greater share price stability than longer-term bond funds

The Fund also may invest in U.S. GOVERNMENT SECURITIES and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 22.)

     o    Credit risk

     o    Interest rate risk

     o    Municipal market risk

     o    Prepayment risk


TERMS TO KNOW

MUNICIPAL SECURITIES
See page 17.

ALTERNATIVE MINIMUM TAX (AMT)
See page 17.

DOLLAR-WEIGHTED AVERAGE MATURITY
See page 18.

U.S. GOVERNMENT SECURITIES
See page 16.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
-----    -----    -----    -----    -----    -----    -----    -----    -----    -----
10.75%   6.50%    8.28%    -3.33%   11.40%   2.80%    6.14%    4.67%    -0.68%   10.94%



Best Quarter:                    Q4 2000               4.57%
--------------------------------------------------------------------------------
Worst Quarter:                   Q1 1994              -2.89%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Intermediate Tax-Exempt
Bond Fund                     10.94%      4.71%       5.64%
Lehman Brothers
3-15 Year Blend
Municipal Bond Index           9.93%      5.67%       N/A**


* The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1986 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

**   The inception date of the index was July 1, 1993.

                          SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of total return, including a competitive level of current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in bonds with a short/intermediate-term average maturity.

The adviser favors bonds with two to five years remaining to maturity in order to achieve relative price stability and an attractive stream of income. Such short/intermediate-term bonds tend to offer a buffer against rising interest rates, although they will appreciate less when interest rates fall.

The Fund normally maintains a DOLLAR-WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years. The Fund may invest in:

     o    Bonds and debentures

     o    U.S. GOVERNMENT SECURITIES

     o    U.S. dollar-denominated debt obligations of foreign issuers

     o    MORTGAGE-BACKED SECURITIES

     o    ASSET-BACKED SECURITIES

     o    MUNICIPAL SECURITIES

     o    ZERO-COUPON SECURITIES

     o    Other floating/variable rate obligations

     o    Options and interest-rate futures contracts

If a defensive position is warranted, the Fund may hold short-term U.S. government securities (such as Treasury bills), high-quality money market instruments and cash.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 22.)

     o    Credit risk

     o    Interest rate risk

     o    Prepayment risk


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES
See page 16.

MORTGAGE-BACKED SECURITIES
See page 18.

ASSET-BACKED SECURITIES
Securities collateralized by credit card loans or other accounts receivable.

MUNICIPAL SECURITIES
See page 17.

ZERO-COUPON SECURITIES
See page 18.

DOLLAR-WEIGHTED AVERAGE MATURITY
See page 18.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1992     1993     1994     1995     1996     1997     1998    1999     2000
-----    -----    -----    -----    -----    -----    -----   -----    -----
5.28%    9.91%    -1.29%   13.88%   3.51%    6.89%    6.75%   0.56%    10.13%



Best Quarter:                    Q3 1992               4.62%
--------------------------------------------------------------------------------
Worst Quarter:                   Q4 1992              -2.13%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/00)
                                 1          5       Inception
                               Year       Years     (4/1/91)
--------------------------------------------------------------------------------
Short/Intermediate
Bond Fund                     10.13%      5.52%       6.73%
Lehman Brothers
Intermediate Government/
Corporate Bond Index          10.12%      6.12%       7.92%

                        INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of current income, consistent with preservation of capital.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in:

     o    U.S. GOVERNMENT SECURITIES

     o    MORTGAGE-BACKED SECURITIES, issued by U.S. government agencies

     o    REPURCHASE AGREEMENTS collateralized by U.S. government securities

The DOLLAR-WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years. The adviser may invest up to 20% of the Fund's assets in:

     o    ASSET-BACKED SECURITIES

     o    ZERO-COUPON SECURITIES

     o    Corporate bonds

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 22.)

     o    Credit risk

     o    Interest rate risk

     o    Prepayment risk


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES
See page 16.

MORTGAGE-BACKED SECURITIES
See page 18.

REPURCHASE AGREEMENTS
A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

DOLLAR-WEIGHTED AVERAGE MATURITY
See page 18.

ASSET-BACKED SECURITIES
See page 20.

ZERO-COUPON SECURITIES
See page 18.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
-----    -----    -----    -----    -----    -----    -----    -----    -----    -----
13.30%   6.49%    8.10%    -1.93%   13.09%   3.86%    7.56%    7.18%    -1.05%   12.90%



Best Quarter:                    Q4 2000               4.99%
--------------------------------------------------------------------------------
Worst Quarter:                   Q1 1994              -2.21%


AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Intermediate Government
Bond Fund                     12.90%      5.99%       6.82%
Lehman Brothers Intermediate
Government Bond Index         10.47%      6.19%       7.19%


* The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                    RISK CONSIDERATIONS - FIXED INCOME FUNDS

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


                 FUNDS
   PRINCIPAL                                                                    Intermediate         Short/        Intermediate
   RISKS FOR ONE            Convertible       Tax-Exempt                         Tax-Exempt       Intermediate      Government
   OR MORE FUNDS            Securities           Bond              Bond             Bond              Bond             Bond
------------------------------------------------------------------------------------------------------------------------------------
   Credit                        P                 P                 P                P                 P                P
------------------------------------------------------------------------------------------------------------------------------------
   Interest rate                 P                 P                 P                P                 P                P
------------------------------------------------------------------------------------------------------------------------------------
   Market                        P                 O                 O                O                 O                O
------------------------------------------------------------------------------------------------------------------------------------
   Municipal market                                P                 O                P
------------------------------------------------------------------------------------------------------------------------------------
   Prepayment                                      P                 P                P                 P                P
------------------------------------------------------------------------------------------------------------------------------------
   OTHER RISKS
------------------------------------------------------------------------------------------------------------------------------------
   Counterparty                  O                 O                 O                O                 O                O
------------------------------------------------------------------------------------------------------------------------------------
   Foreign securities            O                                   O                                  O                O
------------------------------------------------------------------------------------------------------------------------------------
   Leverage                      O                 O                 O                O                 O                O
------------------------------------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices.

The amount and types of risk vary depending on:

     o    The investment objective

     o    The Fund's ability to achieve its objective

     o    The markets in which the Fund invests

     o    The investments the Fund makes in those markets

     o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK
The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK
The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK
The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INTEREST RATE RISK
The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK
The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK
The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK
The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PREPAYMENT RISK
The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

                     FEES AND EXPENSES - FIXED INCOME FUNDS

        The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Fixed Income Funds.


SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                     None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                 None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS          None
REDEMPTION FEE                                                       None
EXCHANGE FEE                                                         None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Intermediate         Short/        Intermediate
                               Convertible      Tax-Exempt                         Tax-Exempt       Intermediate      Government
                               Securities          Bond              Bond             Bond              Bond             Bond
------------------------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees/1/       0.70%            0.60%/2/          0.65%            0.60%/2/          0.70%            0.65%
Shareholder Servicing Fees        0.25             0.25              0.25             0.25              0.25             0.25
Other Expenses/1/                 0.39             0.25              0.28             0.23              0.23             0.34
------------------------------------------------------------------------------------------------------------------------------------
Total Operating Expenses/1/       1.34%            1.10%             1.18%            1.08%             1.18%            1.24%
------------------------------------------------------------------------------------------------------------------------------------

/1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect waivers of advisory fees by the adviser and sub-administration fees by PFPC Inc. (These voluntary waivers are expected to remain in effect until at least December 31, 2001 and may be decreased by the adviser and/or PFPC Inc., subject to approval, in the case of advisory fees, by the Board of Trustees.) After these waivers, actual Fund advisory fees, Other Expenses and Total Operating Expenses for the fiscal year ended December 31, 2000 were:

                                                                                   Intermediate         Short/        Intermediate
                                  Convertible      Tax-Exempt                       Tax-Exempt       Intermediate      Government
                                  Securities          Bond            Bond             Bond              Bond             Bond
     -------------------------------------------------------------------------------------------------------------------------------
      Investment Advisory Fees       0.57%            0.00%/2/        0.33%            0.00%/2/          0.37%            0.18%
      Other Expenses                 0.35             0.25            0.27             0.23              0.23             0.32
      Total Operating Expenses       1.17%            0.50%           0.85%            0.48%             0.85%            0.75%
     -------------------------------------------------------------------------------------------------------------------------------

/2/ Commencing October 18, 1999, the adviser has waived its entire advisory fee for the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund.
     Those waivers can be reduced or terminated at any time at the option of the adviser.

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Harris Insight Fixed Income Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


                                                                                  Intermediate         Short/        Intermediate
                               Convertible      Tax-Exempt                         Tax-Exempt       Intermediate      Government
                               Securities          Bond              Bond             Bond              Bond             Bond
------------------------------------------------------------------------------------------------------------------------------------
One Year                          $136             $112              $120             $110              $120             $126
------------------------------------------------------------------------------------------------------------------------------------
Three Years                        425              350               375              343               375              393
------------------------------------------------------------------------------------------------------------------------------------
Five Years                         734              606               649              595               649              681
------------------------------------------------------------------------------------------------------------------------------------
Ten Years                         1,613            1,340             1,432            1,317             1,432            1,500
------------------------------------------------------------------------------------------------------------------------------------


              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS

These Funds offer investors the opportunity to derive income from a portfolio of money market instruments with a stable net asset value. They invest in short-term securities issued by banks, other U.S. corporations, the U.S.
 government, state or local governments, and other entities. These money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, COMMERCIAL PAPER, ASSET-BACKED
                     SECURITIES and REPURCHASE AGREEMENTS.


WHY INVEST IN MONEY MARKET FUNDS?
These funds are especially well-suited for conservative investors who seek -

o    Current income

o Stability of principal (they are managed in an attempt to maintain a share price of $1.00)

o    Checkwriting privileges permitting access to your money at any time

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?
Money market funds must conform to a number of regulations, including rules that require each fund to -

o Limit the DOLLAR-WEIGHTED AVERAGE MATURITY of their investments to 90 days or less

o    Buy only high-quality, short-term money market instruments

o    Buy securities with remaining maturities no longer than 397 days


TERMS TO KNOW

COMMERCIAL PAPER
Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

ASSET-BACKED SECURITIES
See page 20.

REPURCHASE AGREEMENTS
See page 21.

DOLLAR-WEIGHTED AVERAGE MATURITY
See page 18.

--------------------------------------------------------------------------------

     Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 29.

--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that are generally exempt from federal income tax and are not subject to the ALTERNATIVE MINIMUM TAX.

The Fund will invest primarily in high-quality MUNICIPAL SECURITIES that are generally exempt from federal income taxes and will purchase only U.S. dollar-denominated securities.

In addition, the Fund will purchase only securities (other than U.S. GOVERNMENT SECURITIES) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 29.)

     o    Credit risk

     o    Municipal market risk

     o    Principal stability risk


TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)
See page 17.

MUNICIPAL SECURITIES
See page 17.

U.S. GOVERNMENT SECURITIES
See page 16.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)


1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
-----    -----    -----    -----    -----    -----    -----    -----    -----    -----
4.16%    2.54%    1.99%    2.30%    3.31%    2.94%    3.17%    3.02%    2.75%    3.58%




Best Quarter:                    Q1 1991               1.10%
--------------------------------------------------------------------------------
Worst Quarter:                   Q1 1994               0.43%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/00)
                                1           5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Tax-Exempt Money
Market Fund                    3.58%      3.09%       2.97%


As of December 31, 2000, the seven-day yield for the Fund was 4.05%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 5.74%. For current yield information, please call 800.982.8782.

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. GOVERNMENT SECURITIES, as well as bank and commercial obligations. COMMERCIAL PAPER purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 29.)

     o    Credit risk

     o    Foreign securities risk

     o    Principal stability risk


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES
See page 16.

COMMERCIAL PAPER
See page 25.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)


1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
-----    -----    -----    -----    -----    -----    -----    -----    -----    -----
5.87%    3.41%    2.69%    3.79%    5.58%    5.11%    5.35%    5.25%    4.92%    6.09%




Best Quarter:                    Q1 1991               1.67%
--------------------------------------------------------------------------------
Worst Quarter:                   Q2 1993               0.65%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/00)
                                1           5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Money Market Fund              6.09%      5.34%       4.80%


As of December 31, 2000, the seven-day yield for the Fund was 6.23%. For current yield information, please call 800.982.8782.

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund invests exclusively in short-term securities issued by the U.S. government, its agencies or instrumentalities, and REPURCHASE AGREEMENTS backed by those securities, all of which are deemed to be of minimal credit risk by the adviser.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 29.)

     o    Credit risk

     o    Principal stability risk


TERMS TO KNOW REPURCHASE AGREEMENTS
See page 21.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)


1991     1992     1993     1994     1995     1996     1997     1998     1999     2000
-----    -----    -----    -----    -----    -----    -----    -----    -----    -----
5.67%    3.42%    2.62%    3.72%    5.51%    5.00%    5.17%    5.08%    4.67%    5.87%




Best Quarter:                    Q1 1991               1.57%
--------------------------------------------------------------------------------
Worst Quarter:                   Q4 1993               0.64%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/00)
                                1           5          10
                               Year       Years       Years
--------------------------------------------------------------------------------
Government Money
Market Fund                    5.87%      5.16%       4.67%


As of December 31, 2000, the seven-day yield for the Fund was 6.00%. For current yield information, please call 800.982.8782.

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


                       FUNDS    Tax-Exempt                  Government
PRINCIPAL RISKS FOR               Money        Money          Money
ONE OR MORE FUNDS                 Market       Market         Market
-------------------------------------------------------------------------
Credit                               P            P              P
-------------------------------------------------------------------------
Foreign Securities                                P
-------------------------------------------------------------------------
Municipal market                     P
-------------------------------------------------------------------------
Principal stability                  P            P              P
-------------------------------------------------------------------------
OTHER RISKS
-------------------------------------------------------------------------
Counterparty                         O            O              O
-------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

     o    The investment objective

     o    The Fund's ability to achieve its objective

     o    The markets in which the Fund invests

     o    The investments the Fund makes in those markets

     o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK
The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK
The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK
The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

MUNICIPAL MARKET RISK
The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK
The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                     FEES AND EXPENSES - MONEY MARKET FUNDS

The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.


SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                      None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                  None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS           None
REDEMPTION FEE                                                        None
EXCHANGE FEE                                                          None

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

--------------------------------------------------------------------------------
                                   Tax-Exempt        Money        Government
                                  Money Market      Market       Money Market
--------------------------------------------------------------------------------
Investment Advisory Fees              0.10%         0.10%           0.11%
Rule 12b-1 Fees                       0.10          0.10            0.10
Shareholder Servicing Fees            0.25          0.25            0.25
Other Expenses/1/                     0.14          0.13            0.14
--------------------------------------------------------------------------------
Total Operating Expenses/1/           0.59%         0.58%           0.60%
--------------------------------------------------------------------------------

/1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary expense reductions (expense reimbursements and fee waivers) by Harris Trust. (These voluntary waivers are expected to remain in effect until at least December 31, 2001 and may be decreased by Harris Trust.) After these reductions, actual Other Expenses and Total Operating Expenses of the Funds for the fiscal year ended December 31, 2000 were:

                                      Tax-Exempt        Money        Government
                                     Money Market      Market       Money Market

     ---------------------------------------------------------------------------
      Other Expenses                     0.13%         0.08%           0.09%
      Total Operating Expenses           0.58%         0.53%           0.55%
     ---------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Harris Insight Money Market Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                  Tax-Exempt                Money                Government
                 Money Market              Market               Money Market
--------------------------------------------------------------------------------
One Year             $60                     $59                    $61
--------------------------------------------------------------------------------
Three Years          189                     186                    192
--------------------------------------------------------------------------------
Five Years           329                     324                    335
--------------------------------------------------------------------------------
Ten Years            738                     726                    750
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds. In the case of the International Fund and the Emerging Markets Fund, HIM has appointed and oversees the activities of Hansberger Global Investors, Inc. as the investment sub-adviser. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2000, HIM managed approximately $15.9 billion in assets.

Prior to May 1, 2001, Harris Trust and Savings Bank ( Harris Trust), an Illinois state-chartered bank and a member of the Federal Reserve System, was the investment adviser and HIM was the Portfolio Management Agent for the Funds. Harris Trust is the successor to the investment banking firm of N.W. Harris & Co., which was organized in 1882 and incorporated in 1907. At December 31, 2000, Harris Trust, the largest bank owned by Harris Bankcorp, Inc., had total discretionary assets under management of approximately $26.6 billion, including $12.7 billion in discretionary personal trust assets, and administered more than $16.7 billion in non-discretionary personal trust assets.

ADVISORY FEES
The following chart shows the investment advisory fees paid, before fee waivers, by each Fund during its last fiscal year.

MANAGEMENT FEES PAID
(expressed as a percentage of average net assets)

Balanced Fund.............................................0.60%
Index Fund................................................0.25
Equity Income Fund........................................0.70
Equity Fund...............................................0.70
Core Equity Fund..........................................0.90
Small-Cap Value Fund......................................0.80
Small-Cap Opportunity Fund................................1.00
International Fund........................................1.05
Emerging Markets Fund.....................................1.25
Convertible Securities Fund...............................0.70
Tax-Exempt Bond Fund......................................0.60
Bond Fund.................................................0.65
Intermediate Tax-Exempt Bond Fund.........................0.60
Short/Intermediate Bond Fund..............................0.70
Intermediate Government Bond Fund.........................0.65


Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc. (Hansberger) serves as investment sub-adviser to, and makes all investment decisions for, the International Fund and the Emerging Markets Fund. Hansberger, founded in 1994, is a wholly-owned subsidiary of Hansberger Group, Inc. and provides a broad range of portfolio management services to clients in the U.S. and abroad. As of December 31, 2000, Hansberger managed approximately $3.1 billion in assets. Hansberger is paid for its investment sub-advisory services from the advisory fees HIM receives.

Many persons on the staffs of the investment adviser and investment sub-adviser contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are primarily responsible for the day-to-day investment management of the Funds.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc.
515 East Las Olas Blvd., Suite 1300
Fort Lauderdale, Florida 33301

                               PORTFOLIO MANAGERS


                            PORTFOLIO MANAGERS OF THE
                           HARRIS INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

BALANCED FUND

C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Johnson joined Harris Trust in 1969. He has served as manager of the Fund since it commenced operations in 1997 and has 31 years of experience in portfolio management.


INDEX FUND

JON D. THANOS, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Thanos joined HIM in 1996. He has 9 years of portfolio management and trading experience and was appointed manager of the Fund in 1999. Mr. Thanos is also manager of the Convertible Securities Fund.


JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo joined HIM in 1999. He has 10 years of portfolio management and investment research experience and was appointed co-manager of the Fund in 2000. Mr. Tesseo is also manager of the Small-Cap Value Fund.


EQUITY INCOME FUND

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has served as manager of the Fund since it commenced operations in 1996 and has over 17 years of investment management experience.


EQUITY FUND

DONALD G. M. COXE, CHAIRMAN AND CHIEF STRATEGIST (HIM)
Mr. Coxe joined HIM in 1993. He has served as manager of the Fund since 1996 and has nearly 33 years of institutional investment management experience.


CORE EQUITY FUND

T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Janes joined HIM in 1999. He has served as manager of the Fund since then and has 15 years of portfolio management, investment research and trust administration experience.


SMALL-CAP VALUE FUND

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo has served as manager of the Fund since 1999. See information for the Index Fund.


SMALL-CAP OPPORTUNITY FUND

PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Kleinaitis joined HIM in 1999. He has served as manager of the Fund since then and has 14 years of portfolio management and investment research experience.


INTERNATIONAL FUND

THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)
Before forming Hansberger in 1994, Mr. Hansberger was Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc. While at Templeton, he served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds. He leads the International Fund's portfolio team, which has managed the Fund since 1997. The team includes:

     Bryan L. Ward, Senior Vice President, Research
     Aureole Foong, Managing Director, Asian Research
     Ronald W. Holt, Vice President, Research

EMERGING MARKETS FUND

THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)
Mr. Hansberger leads the Emerging Markets Fund's portfolio team, which has managed the Fund since it commenced operations in 1997. See information for the International Fund. The team includes:

     Francisco J. Alzuru, Managing Director, Latin America
     Robert X. Mazuelos, Senior Vice President, Research
     Elena V. Denisova, Vice President, Research
     Stephen W. Ho, Vice President, Research



                            PORTFOLIO MANAGERS OF THE
                        HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

CONVERTIBLE SECURITIES FUND

JON D. THANOS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Thanos has served as manager of the Fund since 1999. See information for the Index Fund.


TAX-EXEMPT BOND FUND

GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 18 years of municipal bond sales experience and was appointed manager of the Fund in 1998. Mr. Selby is also manager of the Intermediate Tax-Exempt Bond Fund.


BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 16 years of experience in the fixed-income investment area and has served as co-manager of the Fund since it commenced operations in 1996. Ms. Alter is also co-manager of the Short/Intermediate Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage and asset-backed securities markets. She has 18 years of experience in the fixed-income market and has served as co-manager of the Fund since it commenced operations in 1996. Ms. Svagera is also manager of the Intermediate Government Bond Fund and co-manager of the Short/Intermediate Bond Fund.


INTERMEDIATE TAX-EXEMPT BOND FUND

GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Selby has served as manager of the Fund since 1998. See information for the Tax-Exempt Bond Fund.


SHORT/INTERMEDIATE BOND FUND

LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Alter has served as manager of the Fund since 1994. See information for the Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Svagera has served as co-manager of the Fund since 1996. See information for the Bond Fund.


INTERMEDIATE GOVERNMENT BOND FUND

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Svagera has served as manager of the Fund since it commenced operations in 1997. See information for the Bond Fund.

                            PORTFOLIO MANAGERS OF THE
                            HARRIS MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND

KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 9 years of investment management experience and was appointed manager of the Fund in 1998.


MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther joined Harris Trust in 1990. He has 12 years of investment management experience and was appointed manager of the Fund in 1995.

GOVERNMENT MONEY MARKET FUND

RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther has served as manager of the Fund since 1995. See information for the Money Market Fund.



                             PRICING OF FUND SHARES


SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
Each Fund calculates its net asset value per share (NAV) on each day on which both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business.

HOW THE FUNDS CALCULATE NAV
The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

NON-MONEY MARKET FUNDS
The NAV is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) and is generally based on the last sale prices of all securities held by the Fund and the number of shares outstanding. A Fund's securities are valued based on market value or, where market quotations are not readily available, are based on fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary markets in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If the value of a foreign security has been materially affected by events occurring after the close of a foreign market, it may be valued by another method that the board believes reflects fair value. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

MONEY MARKET FUNDS
The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for each of the Money Market Fund and the Government Money Market Fund is calculated as of 2:30 p.m., Eastern time. In its attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES


                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

OPENING A NEW ACCOUNT IS EASY
There are three convenient ways to invest in the Harris Insight Funds.

--------------------------------------------------------------------------------
       BY MAIL
--------------------------------------------------------------------------------
Complete and sign an application for N shares.

Make your check payable to the Harris Insight Funds.

If you are adding to your existing account, indicate your Fund account number directly on the check.

Mail your application and check to:
   Harris Insight Funds
   c/o PFPC Inc.
   P.O. Box 8952
   Wilmington, DE 19899-8952
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
             BY BANK WIRE
--------------------------------------------------------------------------------
Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

Please be sure to furnish your taxpayer identification number.

Then wire your investment to:
   PNC Bank, N.A.
   Philadelphia, PA
   ABA #0310-0005-3
   For Credit To:
      Harris Insight Funds
      85-5093-2950
   Re: [Name of Fund]--
      N shares
   Account No.:
   Account Name:
   Taxpayer ID No.:

If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By Mail."

The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
           THROUGH FINANCIAL INSTITUTION/PROFESSIONAL
--------------------------------------------------------------------------------
Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.
--------------------------------------------------------------------------------


Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third-party checks. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the NAV next calculated after your investment is received. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

AUTOMATIC INVESTMENT PLAN: A CONVENIENT OPTION
Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Harris Insight Funds' Automatic Investment Plan by so indicating on the Harris Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)

CHOOSE YOUR INVESTMENT AMOUNT
The Harris Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                                                          MINIMUM PER FUND

To open a regular account........................................  $1,000
To open a retirement account.....................................    $250
To open an account using the Automatic Investment Plan...........     $50
To add to an existing account....................................     $50

MORE ABOUT BUYING SHARES

MULTIPLE OWNERS
If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION
You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

--------------------------------------------------------------------------------
HOURS OF OPERATION
The Funds are open for business each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business. The Funds are closed for business on:
--------------------------------------------------------------------------------
New Year's Day                  Memorial Day             Veterans' Day
Martin Luther King, Jr. Day     Independence Day         Thanksgiving Day
Presidents' Day                 Labor Day                Christmas Day
Good Friday                     Columbus Day
--------------------------------------------------------------------------------

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------


                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY IS EASY
You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.
--------------------------------------------------------------------------------
            BY MAIL
           AND CHECK
--------------------------------------------------------------------------------
You may sell shares by writing the Funds at:

   Harris Insight Funds
   c/o PFPC Inc.

   P.O. Box 8952
   Wilmington, DE 19899-8952.

A check for your proceeds will be mailed to you.
--------------------------------------------------------------------------------
         BY TELEPHONE
           AND CHECK
--------------------------------------------------------------------------------
If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

A check for your proceeds will be mailed to you.
--------------------------------------------------------------------------------
       BY TELEPHONE AND
           BANK WIRE
--------------------------------------------------------------------------------
If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.
--------------------------------------------------------------------------------
        THROUGH FINANCIAL
    INSTITUTION/PROFESSIONAL
--------------------------------------------------------------------------------
Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See page 37 for more information.)

The Funds reserve the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

--------------------------------------------------------------------------------


MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED
Your shares will be sold at the NAV next calculated after your order is accepted by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under unusual circumstances, the Funds may suspend redemptions, if allowed by the Securities and Exchange Commission, or postpone payment.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES
The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS) You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Harris Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Harris Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

     o    you must have elected to reinvest your Fund dividends, and

     o your shares of the Fund from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal.

Plan redemptions are normally processed on the 25th day of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

SIGNATURE GUARANTEES
The Funds use signature guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is --

     o    Payable to anyone other than the shareholder(s) of record

     o    To be mailed to an address other than the address of record

     o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

CHECKWRITING (FOR MONEY MARKET FUNDS)
Checkwriting is available for each of the Harris Insight Money Market Funds. If you are an investor in one of these Funds and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the Transfer Agent for payment, the Fund's Custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the Transfer Agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Harris Insight Funds at 800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

     o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Funds' Transfer Agent.

     o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

     o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Funds and the Custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS
Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

EXCHANGING SHARES
You can exchange your N Shares of any Money Market Fund for N Shares of any other Harris Insight Fund without a sales charge, provided that:

     o    Your N Shares have been held for at least seven days,

     o    Your account registration stays the same, and

     o    The shares you wish to buy are registered for sale in your home state.

If you purchased N Shares of a Harris Insight Money Market Fund by an exchange of A Shares of another Fund, those N Shares (but not other N Shares, including shares acquired by reinvestment of dividends on the exchanged A Shares) may be exchanged for and invested in A Shares of any Fund without a sales charge. Any other N Shares of a Fund may be exchanged for and invested in A Shares of any other Fund subject to the then-applicable sales charge.

The Harris Insight Funds A Shares are offered by a separate prospectus.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than four exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Harris Trust's judgment, the Fund to be purchased might be unable to invest the money effectively in accordance with its investment objective and policies or might otherwise be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

The procedures that apply to redeeming shares also apply to exchanging shares.


DIRECTED DIVIDEND PLAN (DDP)
You may direct your dividends and/or distributions from one Harris Insight Fund to be invested automatically in another Harris Insight Fund without any fee or sales charge, provided that both Funds are in the same share class and have identical ownership registration. To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

TELEPHONE TRANSACTIONS
You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS
Your investment will be easy to track. During the year, you will receive:

     o    An annual account statement

     o    A quarterly consolidated statement

     o    A confirmation statement, each time you buy, sell or exchange shares

     o Annual and semi-annual reports to shareholders for each Fund in which you invest.
--------------------------------------------------------------------------------
For more information on any of Harris Insight Funds' shareholder services, please call 800.982.8782.
--------------------------------------------------------------------------------

                        DIVIDENDS AND TAX CONSIDERATIONS

Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:

   FUND                                         DECLARED AND PAID
-----------------------------------------------------------------------
   Balanced Fund                                Quarterly
-----------------------------------------------------------------------
   Index Fund                                   Quarterly
-----------------------------------------------------------------------
   Equity Income Fund                           Quarterly
-----------------------------------------------------------------------
   Equity Fund                                  Quarterly
-----------------------------------------------------------------------
   Core Equity Fund                             Annually
-----------------------------------------------------------------------
   Small-Cap Value Fund                         Annually
-----------------------------------------------------------------------
   Small-Cap Opportunity Fund                   Annually
-----------------------------------------------------------------------
   International Fund                           Annually
-----------------------------------------------------------------------
   Emerging Markets Fund                        Annually
-----------------------------------------------------------------------
   Convertible Securities Fund                  Quarterly
-----------------------------------------------------------------------
   Tax-Exempt Bond Fund                         Daily/Monthly
-----------------------------------------------------------------------
   Bond Fund                                    Daily/Monthly
-----------------------------------------------------------------------
   Intermediate Tax-Exempt Bond Fund            Daily/Monthly
-----------------------------------------------------------------------
   Short/Intermediate Bond Fund                 Daily/Monthly
-----------------------------------------------------------------------
   Intermediate Government Bond Fund            Daily/Monthly
-----------------------------------------------------------------------
   Tax-Exempt Money Market Fund                 Daily/Monthly
-----------------------------------------------------------------------
   Money Market Fund                            Daily/Monthly
-----------------------------------------------------------------------
   Government Money Market Fund                 Daily/Monthly
-----------------------------------------------------------------------

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, paid in cash on the payment date, or invested in another Fund on the ex-date pursuant to the DDP. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

     o All dividends paid, including net short-term capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

     o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

     o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.


TERMS TO KNOW

EXEMPT-INTEREST DIVIDENDS
Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

                            DISTRIBUTION ARRANGEMENTS

SERVICE PLANS
Each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's N Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services that they provide. Each Money Market Fund may also pay for expenses incurred for advertising and marketing N Shares of the Fund at a rate of up to 0.10% of average daily net asset value of the Fund pursuant to a plan adopted by the Fund under Rule 12b-1. Because those expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

MULTIPLE CLASSES
Each of the Tax-Exempt Money Market Fund and Government Money Market Fund offers two classes of shares: N Shares and Institutional Shares. Each of the Large-Cap Aggressive Growth Fund, Small-Cap Aggressive Growth Fund, and Technology Fund offers two classes of shares: B Shares and Institutional Shares. Each of the Convertible Securities Fund, Intermediate Tax-Exempt Bond Fund and Short/Intermediate Bond Fund offers three classes of shares: N Shares, A Shares and Institutional Shares. Each of Index Fund and Money Market Fund offers three classes of shares: N Shares, B Shares and Institutional Shares. Each of the Balanced Fund, Equity Income Fund, Equity Fund, Core Equity Fund, Small-Cap Value Fund, Small-Cap Opportunity Fund, International Fund, Emerging Markets Fund, Tax-Exempt Bond Fund, Bond Fund, and Intermediate Government Bond Fund offers four classes of shares: N Shares, A Shares, B Shares and Institutional Shares. The shares of each class are offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the
Fund's operations). Certain information reflects financial results for a single Fund N Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in N Shares of each Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report,
                        which is available upon request.


These financial highlights should be read with the financial statements.


                                                                                          BALANCED
                                                                                            FUND

                                                                                                               04/16/97(3)
                                                                        12/31/00      12/31/99     12/31/98    TO 12/31/97

   Net Asset Value, Beginning of Period                                   $12.38        $14.44        $14.93      $12.56
                                                                           -----         -----         -----       -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                                   0.356         0.386         0.440       0.301
   Net Realized and Unrealized Gain/(Loss) on Investments                  1.114        (0.641)        0.759       2.411
                                                                           -----         -----         -----       -----
   Total from Investment Operations                                        1.470        (0.255)        1.199       2.712
                                                                           -----         -----         -----       -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                                  (0.357)       (0.404)       (0.448)     (0.342)
   Net Realized Gains                                                     (0.223)       (1.401)       (1.241)     --
                                                                           -----         -----         -----       -----
   Total Distributions                                                    (0.580)       (1.805)       (1.689)     (0.342)
                                                                           -----         -----         -----       -----
   Net Asset Value, End of Period                                         $13.27        $12.38        $14.44      $14.93
                                                                           =====         =====         =====       =====

   TOTAL RETURN                                                            12.03%        (1.52)%        8.29%      21.72%(2)

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                        2,073         2,311         2,328         700
   Ratio of Expenses to Average Net Assets                                  1.13%         1.13%         1.13%       1.13%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)              1.57%         1.30%         1.23%       1.17%(1)
   Ratio of Net Investment Income to Average Net Assets                     2.69%         2.59%         2.91%       3.20%(1)
   Portfolio Turnover Rate                                                141.47%        67.77%        70.93%     108.29%(1)




                                                                                          INDEX
                                                                                           FUND

                                                                                                                     04/19/96(3)
                                                                 12/31/00     12/31/99      12/31/98     12/31/97     12/31/96

   Net Asset Value, Beginning of Period                            $33.21       $28.35       $23.51        $18.48      $16.35
                                                                    -----        -----        -----         -----       -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                            0.191        0.249        0.236         0.247       0.188
   Net Realized and Unrealized Gain/(Loss) on Investments          (3.333)       5.413        6.244         5.725       2.511
                                                                    -----        -----        -----         -----       -----
   Total from Investment Operations                                (3.142)       5.662        6.480         5.972       2.699
                                                                    -----        -----        -----         -----       -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                           (0.191)      (0.240)      (0.232)       (0.233)     (0.225)
   Net Realized Gains                                              (1.487)      (0.562)      (1.408)       (0.709)     (0.344)
                                                                    -----        -----        -----         -----       -----
   Total Distributions                                             (1.678)      (0.802)      (1.640)       (0.942)     (0.569)
                                                                    -----        -----        -----         -----       -----
   Net Asset Value, End of Period                                  $28.39       $33.21       $28.35        $23.51      $18.48
                                                                    =====        =====        =====         =====       =====

   TOTAL RETURN                                                    (9.55)%       20.14%       27.88%        32.51%      16.56%(2)

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                25,291       24,056       13,727         6,942         150
   Ratio of Expenses to Average Net Assets                           0.70%        0.70%        0.70%         0.70%       0.70%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)       0.72%        0.71%        0.71%         0.72%       0.74%(1)
   Ratio of Net Investment Income to Average Net Assets              0.60%        0.79%        0.91%         1.14%       1.60%(1)
   Portfolio Turnover Rate                                           8.39%        2.17%        5.59%         7.10%       4.71%


                                                                                       EQUITY INCOME
                                                                                            FUND

                                                                                                                      04/18/96(3)
                                                                  12/31/00     12/31/99      12/31/98     12/31/97    TO 12/31/96

   Net Asset Value, Beginning of Period                             $20.40       $19.26       $16.31       $13.72        $13.02
                                                                     -----        -----        -----        -----         -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                             0.151        0.105        0.171        0.237         0.179
   Net Realized and Unrealized Gain/(Loss) on Investments           (0.882)       1.741        3.490        4.037         1.732
                                                                     -----        -----        -----        -----         -----
   Total from Investment Operations                                 (0.731)       1.846        3.661        4.274         1.911
                                                                     -----        -----        -----        -----         -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                            (0.149)      (0.128)      (0.167)      (0.220)       (0.213)
   Net Realized Gains                                               (0.350)      (0.578)      (0.544)      (1.464)       (0.998)
                                                                     -----        -----        -----        -----         -----
   Total Distributions                                              (0.499)      (0.706)      (0.711)      (1.684)       (1.211)
                                                                     -----        -----        -----        -----         -----
   Net Asset Value, End of Period                                   $19.17       $20.40       $19.26       $16.31        $13.72
                                                                     =====        =====        =====        =====         =====

   TOTAL RETURN                                                      (3.57)%       9.68%       22.66%       31.53%        14.67%(2)

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                  5,277        5,117        3,728        1,241           298
   Ratio of Expenses to Average Net Assets                            1.18%        1.18%        1.18%        1.18%         1.18%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)        1.27%        1.24%        1.21%        1.21%         1.19%(1)
   Ratio of Net Investment Income to Average Net Assets               0.76%        0.61%        1.01%        1.44%         2.11%(1)
   Portfolio Turnover Rate                                           20.90%       18.57%       21.60%       29.87%        52.77%

(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operation.


42-43


                                                                                            EQUITY
                                                                                             FUND


                                                                   12/31/00     12/31/99      12/31/98      12/31/97     12/31/96

   Net Asset Value, Beginning of Period                              $14.63       $17.02        $17.59        $15.53      $13.99
                                                                      -----        -----         -----         -----       -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                              0.007        0.005         0.066         0.174       0.451
   Net Realized and Unrealized Gain/(Loss) on Investments             1.113       (0.323)        2.213         5.190       2.926
                                                                      -----        -----         -----         -----       -----
   Total from Investment Operations                                   1.120       (0.318)        2.279         5.364       3.377
                                                                      -----        -----         -----         -----       -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                             (0.005)      (0.012)       (0.063)       (0.175)     (0.173)
   Net Realized Gains                                                (3.195)      (2.060)       (2.786)       (3.129)     (1.664)
                                                                      -----        -----         -----         -----       -----
   Total Distributions                                               (3.200)      (2.072)       (2.849)       (3.304)     (1.837)
                                                                      -----        -----         -----         -----       -----
   Net Asset Value, End of Period                                    $12.55       $14.63        $17.02        $17.59      $15.53
                                                                      =====        =====         =====         =====       =====

   TOTAL RETURN                                                        8.18%       (1.74)%       13.42%        35.45%      24.15%

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                  16,025       19,685        29,050        17,859       7,792
   Ratio of Expenses to Average Net Assets                             1.18%        1.15%         1.14%         1.13%       0.94%
   Ratio of Expenses to Average Net Assets (Excluding Waivers)         1.18%        1.16%         1.14%         1.13%       0.94%
   Ratio of Net Investment Income to Average Net Assets                0.06%        0.04%         0.39%         1.08%       1.47%
   Portfolio Turnover Rate                                            68.09%       65.13%        76.92%        81.48%      75.20%



                                                                                           GROWTH
                                                                                            FUND

                                                                                                                       04/19/96(3)
                                                                   12/31/00     12/31/99      12/31/98     12/31/97    TO 12/31/96

   Net Asset Value, Beginning of Period                             $28.97       $26.18       $22.67        $18.69      $16.49
                                                                     -----        -----        -----         -----       -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                            (1.903)      (0.119)      (0.030)        0.004       0.030
   Net Realized and Unrealized Gain/(Loss) on Investments           (0.360)       4.296        5.546         6.026       3.273
                                                                     -----        -----        -----         -----       -----
   Total from Investment Operations                                 (2.263)       4.177        5.516         6.030       3.303
                                                                     -----        -----        -----         -----       -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                                --           --           --        (0.004)     (0.038)
   Net Realized Gains                                               (2.087)      (1.387)      (2.006)       (2.046)     (1.065)
                                                                     -----        -----        -----         -----       -----
   Total Distributions                                              (2.087)      (1.387)      (2.006)       (2.050)     (1.103)
                                                                     -----        -----        -----         -----       -----
   Net Asset Value, End of Period                                   $24.62       $28.97       $26.18        $22.67      $18.69
                                                                     =====        =====        =====         =====       =====

   TOTAL RETURN                                                      (7.89)%      16.22%       24.68%        32.54%      19.95%(2)

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                  6,313        7,800        7,661         2,766         397
   Ratio of Expenses to Average Net Assets                            1.35%        1.35%        1.35%         1.35%       1.35%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)        1.41%        1.39%        1.36%         1.36%       1.39%(1)
   Ratio of Net Investment Income to Average Net Assets              (0.47)%      (0.41)%      (0.20)%      (0.03)%       0.17%(1)
   Portfolio Turnover Rate                                           43.74%       35.11%       34.96%        37.02%      35.36%




                                                                                       SMALL-CAP
                                                                                       VALUE FUND

                                                                                                              07/10/97(3)
                                                                       12/31/00     12/31/99      12/31/98    TO 12/31/97

   Net Asset Value, Beginning of Period                                 $30.28       $30.69       $33.02       $32.31
                                                                         -----        -----        -----        -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                                 0.001        0.031        0.093        0.028
   Net Realized and Unrealized Gain/(Loss) on Investments                9.794        0.029       (1.342)       3.462
                                                                         -----        -----        -----        -----
   Total from Investment Operations                                      9.795        0.060       (1.249)       3.490
                                                                         -----        -----        -----        -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                                    --       (0.053)      (0.070)      (0.036)
   Net Realized Gains                                                   (2.795)      (0.417)      (1.011)      (2.744)
                                                                         -----        -----        -----        -----
   Total Distributions                                                  (2.795)      (0.470)      (1.081)      (2.780)
                                                                         -----        -----        -----        -----
   Net Asset Value, End of Period                                       $37.28       $30.28       $30.69       $33.02
                                                                         =====        =====        =====        =====

   TOTAL RETURN                                                          34.15%        0.22%       (4.15)%      10.95%(2)

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                      1,247          743          641          292
   Ratio of Expenses to Average Net Assets                                1.24%        1.24%        1.24%        1.24%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)            1.33%        1.29%        1.30%        1.31%(1)
   Ratio of Net Investment Income to Average Net Assets                  (0.15)%       0.12%        0.31%        0.38%(1)
   Portfolio Turnover Rate                                               80.97%       70.84%       76.44%       91.66%(1)



                                                                                        SMALL-CAP
                                                                                      OPPORTUNITY FUND

                                                                                                                      04/19/96(3)
                                                                 12/31/00     12/31/99      12/31/98      12/31/97    TO 12/31/96

   Net Asset Value, Beginning of Period                            $23.99       $17.77        $17.66        $15.51      $14.25
                                                                    -----        -----         -----         -----       -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                           (0.145)      (0.057)       (0.060)       (0.003)      0.032
   Net Realized and Unrealized Gain/(Loss) on Investments           1.448        7.042         0.241         3.823       1.996
                                                                    -----        -----         -----         -----       -----
   Total from Investment Operations                                 1.303        6.985         0.181         3.820       2.028
                                                                    -----        -----         -----         -----       -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                               --           --            --            --      (0.050)
   Net Realized Gains                                              (5.673)      (0.765)       (0.071)       (1.670)     (0.718)
                                                                    -----        -----         -----         -----       -----
   Total Distributions                                             (5.673)      (0.765)       (0.071)       (1.670)     (0.768)
                                                                    -----        -----         -----         -----       -----
   Net Asset Value, End of Period                                  $19.62       $23.99        $17.77        $17.66      $15.51
                                                                    =====        =====         =====         =====       =====

   TOTAL RETURN                                                      6.51%       39.75%         0.99%        25.14%      14.29%(2)

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                 8,995        6,397         5,032         2,485         443
   Ratio of Expenses to Average Net Assets                           1.45%        1.45%         1.45%         1.45%       1.45%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)       1.47%        1.46%         1.46%         1.46%       1.47%(1)
   Ratio of Net Investment Income to Average Net Assets             (0.95)%      (0.75)%      (0.53)%       (0.22)%       0.10%(1)
   Portfolio Turnover Rate                                          86.88%       59.99%        51.49%        39.63%      46.13%



                                                                                       INTERNATIONAL
                                                                                            FUND

                                                                                                                       03/13/96(3)
                                                                   12/31/00     12/31/99      12/31/98     12/31/97    TO 12/31/96

   Net Asset Value, Beginning of Period                             $15.89       $12.55       $13.33        $15.46      $14.69
                                                                     -----        -----        -----         -----       -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                             0.076        0.101        0.140         0.078       0.091
   Net Realized and Unrealized Gain/(Loss) on Investments           (1.606)       3.262       (0.787)       (0.876)      0.860
                                                                     -----        -----        -----         -----       -----
   Total from Investment Operations                                 (1.530)       3.363       (0.647)       (0.798)      0.951
                                                                     -----        -----        -----         -----       -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                                --       (0.023)      (0.133)       (0.069)     (0.113)
   Net Realized Gains                                                   --           --           --        (1.263)     (0.068)
                                                                     -----        -----        -----         -----       -----
   Total Distributions                                                  --       (0.023)      (0.133)       (1.332)     (0.181)
                                                                     -----        -----        -----         -----       -----
   Net Asset Value, End of Period                                   $14.36       $15.89       $12.55        $13.33      $15.46
                                                                     =====        =====        =====         =====       =====

   TOTAL RETURN                                                      (9.50)%      26.81%       (4.84)%       (5.21)%      6.48%(2)

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                  2,525        2,531        1,657         1,265         597
   Ratio of Expenses to Average Net Assets                            1.60%        1.60%        1.58%         1.65%       1.61%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)        1.61%        1.60%        1.58%         1.67%       1.63%(1)
   Ratio of Net Investment Income to Average Net Assets               0.57%        0.61%        1.39%         0.57%       0.35%(1)
   Portfolio Turnover Rate                                           76.86%       48.49%       45.82%        93.33%       6.72%


                                                                                       EMERGING MARKETS
                                                                                             FUND

                                                                                                                 10/21/97(3)
                                                                          12/31/00     12/31/99      12/31/98    TO 12/31/97

   Net Asset Value, Beginning of Period                                     $9.58        $5.85        $8.54       $10.00
                                                                            -----        -----        -----        -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                                    0.025       (0.027)       0.008        0.002
   Net Realized and Unrealized Gain/(Loss) on Investments                  (2.805)       3.773       (2.698)      (1.462)
                                                                            -----        -----        -----        -----
   Total from Investment Operations                                        (2.780)       3.746       (2.690)      (1.460)
                                                                            -----        -----        -----        -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                                       --       (0.016)          --           --
   Net Realized Gains                                                          --           --           --           --
                                                                            -----        -----        -----        -----
   Total Distributions                                                         --       (0.016)          --           --
                                                                            -----        -----        -----        -----
   Net Asset Value, End of Period                                           $6.80        $9.58        $5.85        $8.54
                                                                            =====        =====        =====        =====

   TOTAL RETURN                                                            (29.02)%      64.06%      (31.50)%     (14.60)%(2)

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                           297          322           62           96
   Ratio of Expenses to Average Net Assets                                   1.96%        1.95%        2.00%        2.00%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)               2.00%        2.01%        2.33%        2.34%(1)
   Ratio of Net Investment Income to Average Net Assets                      0.18%      (0.42)%        0.81%        0.18%(1)
   Portfolio Turnover Rate                                                  78.65%       53.69%       34.55%          --%

(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operation.

44-45


                                                                                       CONVERTIBLE
                                                                                      SECURITIES FUND

                                                                                                               03/26/97(3)
                                                                        12/31/00     12/31/99      12/31/98    TO 12/31/97

   Net Asset Value, Beginning of Period                                  $30.54        $24.14        $28.52      $29.30
                                                                          -----         -----         -----       -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                                  0.844         0.902         1.106       0.690
   Net Realized and Unrealized Gain/(Loss) on Investments                (2.841)        6.559        (1.691)      3.122
                                                                          -----         -----         -----       -----
   Total from Investment Operations                                      (1.997)        7.461        (0.585)      3.812
                                                                          -----         -----         -----       -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                                 (0.843)       (0.922)       (1.073)     (0.825)
   Net Realized Gains                                                    (3.430)       (0.139)       (2.722)     (3.767)
                                                                          -----         -----         -----       -----
   Total Distributions                                                   (4.273)       (1.061)       (3.795)     (4.592)
                                                                          -----         -----         -----       -----
   Net Asset Value, End of Period                                        $24.27        $30.54        $24.14      $28.52
                                                                          =====         =====         =====       =====

   TOTAL RETURN                                                           (6.69)%           31.75%   (2.04)%      13.39%(2)

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                         260           375           409          85
   Ratio of Expenses to Average Net Assets                                 1.17%         1.17%         1.17%       1.17%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)             1.34%         1.26%         1.26%       1.21%(1)
   Ratio of Net Investment Income to Average Net Assets                    2.77%         3.48%         3.80%       3.51%(1)
   Portfolio Turnover Rate                                                52.40%        20.14%        48.73%      93.24%(1)



                                                                                        TAX-EXEMPT
                                                                                         BOND FUND

                                                                                                                      10/02/96(3)
                                                                  12/31/00     12/31/99      12/31/98     12/31/97     12/31/96

   Net Asset Value, Beginning of Period                             $9.63       $10.39       $10.52        $10.25      $10.33
                                                                    -----        -----        -----         -----       -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                            0.500        0.424        0.418         0.435       0.105
   Net Realized and Unrealized Gain/(Loss) on Investments           0.820       (0.760)       0.059         0.391       0.136
                                                                    -----        -----        -----         -----       -----
   Total from Investment Operations                                 1.320       (0.336)       0.477         0.826       0.241
                                                                    -----        -----        -----         -----       -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                           (0.500)      (0.424)      (0.418)       (0.435)     (0.105)
   Net Realized Gains                                              --           --           (0.189)       (0.121)     (0.216)
                                                                    -----        -----        -----         -----       -----
   Total Distributions                                             (0.500)      (0.424)      (0.607)       (0.556)     (0.321)
                                                                    -----        -----        -----         -----       -----
   Net Asset Value, End of Period                                  $10.45        $9.63       $10.39        $10.52      $10.25
                                                                    =====        =====        =====         =====       =====

   TOTAL RETURN                                                     14.13%      (3.31)%        4.62%         8.28%       2.34%(2)

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                 1,117        1,109          909           644          38
   Ratio of Expenses to Average Net Assets                           0.50%        0.95%        1.04%         1.05%       1.05%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)       1.10%        1.08%        1.05%         1.05%       1.06%(1)
   Ratio of Net Investment Income to Average Net Assets              5.10%        4.19%        3.97%         4.22%       4.35%(1)
   Portfolio Turnover Rate                                         164.85%      225.82%       87.61%        61.52%      61.60%



                                                                                           BOND
                                                                                           FUND

                                                                                                                      04/22/96(3)
                                                                  12/31/00     12/31/99      12/31/98     12/31/97    TO 12/31/96

   Net Asset Value, Beginning of Period                             $9.49       $10.20       $10.20       $10.07         $9.99
                                                                    -----        -----        -----        -----         -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                            0.599        0.586        0.579        0.603         0.402
   Net Realized and Unrealized Gain/(Loss) on Investments           0.570       (0.702)       0.103        0.284         0.113
                                                                    -----        -----        -----        -----         -----
   Total from Investment Operations                                 1.169       (0.116)       0.682        0.887         0.515
                                                                    -----        -----        -----        -----         -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                           (0.599)      (0.586)      (0.579)      (0.603)       (0.402)
   Net Realized Gains                                              --           (0.008)      (0.103)      (0.154)       (0.033)
                                                                    -----        -----        -----        -----         -----
   Total Distributions                                             (0.599)      (0.594)      (0.682)      (0.757)       (0.435)
                                                                    -----        -----        -----        -----         -----
   Net Asset Value, End of Period                                  $10.06        $9.49       $10.20       $10.20        $10.07
                                                                    =====        =====        =====        =====         =====

   TOTAL RETURN                                                     12.78%       (1.16)%       6.86%        9.14%         5.27%(2)

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                 3,965        4,455        2,566          936           130
   Ratio of Expenses to Average Net Assets                           0.85%        0.85%        0.85%        0.85%         0.85%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)       1.18%        1.15%        1.13%        1.14%         1.23%(1)
   Ratio of Net Investment Income to Average Net Assets              6.23%        5.95%        5.64%        6.00%         5.87%(1)
   Portfolio Turnover Rate                                          94.61%       92.79%       64.93%      138.30%       116.02%




                                                                                 INTERMEDIATE TAX-EXEMPT
                                                                                         BOND FUND

                                                                                                                      03/13/96(3)
                                                                 12/31/00     12/31/99      12/31/98      12/31/97    TO 12/31/96

   Net Asset Value, Beginning of Period                            $10.22       $10.70        $10.75        $10.58      $10.55
                                                                    -----        -----         -----         -----       -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                            0.487        0.396         0.390         0.327       0.084
   Net Realized and Unrealized Gain/(Loss) on Investments           0.600       (0.467)        0.103         0.220       0.066
                                                                    -----        -----         -----         -----       -----
   Total from Investment Operations                                 1.087       (0.071)        0.493         0.547       0.150
                                                                    -----        -----         -----         -----       -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                           (0.487)      (0.396)       (0.390)       (0.327)     (0.084)
   Net Realized Gains                                                  --       (0.013)       (0.153)       (0.050)     (0.036)
                                                                    -----        -----         -----         -----       -----
   Total Distributions                                             (0.487)      (0.409)       (0.543)       (0.377)     (0.120)
                                                                    -----        -----         -----         -----       -----
   Net Asset Value, End of Period                                  $10.82       $10.22        $10.70        $10.75      $10.58
                                                                    =====        =====         =====         =====       =====

   TOTAL RETURN                                                     10.94%       (0.68)%        4.67%         6.14%       1.44%(2)

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                   659        2,743           900           644          --
   Ratio of Expenses to Average Net Assets                           0.48%        0.94%         1.05%         1.04%       1.04%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)       1.08%        1.07%         1.05%         1.04%       1.07%(1)
   Ratio of Net Investment Income to Average Net Assets              4.63%        3.78%         3.62%         3.91%       4.33%(1)
   Portfolio Turnover Rate                                         200.55%      191.27%        90.92%        48.72%      57.23%




                                                                                      SHORT/INTERMEDIATE
                                                                                           BOND FUND


                                                                    12/31/00     12/31/99      12/31/98     12/31/97     12/31/96

   Net Asset Value, Beginning of Period                               $9.77       $10.30       $10.21        $10.14      $10.38
                                                                      -----        -----        -----         -----       -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                              0.603        0.570        0.577         0.608       0.594
   Net Realized and Unrealized Gain/(Loss) on Investments             0.350       (0.515)       0.096         0.070      (0.247)
                                                                      -----        -----        -----         -----       -----
   Total from Investment Operations                                   0.953        0.055        0.673         0.678       0.347
                                                                      -----        -----        -----         -----       -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                             (0.603)      (0.570)      (0.577)       (0.608)     (0.587)
   Net Realized Gains                                                    --       (0.015)      (0.006)           --          --
                                                                      -----        -----        -----         -----       -----
   Total Distributions                                               (0.603)      (0.585)      (0.583)       (0.608)     (0.587)
                                                                      -----        -----        -----         -----       -----
   Net Asset Value, End of Period                                    $10.12        $9.77       $10.30        $10.21      $10.14
                                                                      =====        =====        =====         =====       =====

   TOTAL RETURN                                                       10.13%        0.56%        6.75%         6.89%       3.51%

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                   3,842        7,525        4,658         5,922       4,432
   Ratio of Expenses to Average Net Assets                             0.85%        0.85%        0.85%         0.85%       0.62%
   Ratio of Expenses to Average Net Assets (Excluding Waivers)         1.18%        1.17%        1.15%         1.14%       0.92%
   Ratio of Net Investment Income to Average Net Assets                6.14%        5.60%        5.60%         5.99%       5.59%
   Portfolio Turnover Rate                                            77.42%       72.86%       66.06%        98.08%     186.02%



                                                                                       INTERMEDIATE
                                                                                   GOVERNMENT BOND FUND

                                                                                                               04/16/97(3)
                                                                        12/31/00     12/31/99      12/31/98    TO 12/31/97

   Net Asset Value, Beginning of Period                                  $15.56       $16.61       $16.54       $16.06
                                                                          -----        -----        -----        -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                                  0.947        0.876        0.925        0.702
   Net Realized and Unrealized Gain/(Loss) on Investments                 0.990       (1.050)       0.231        0.521
                                                                          -----        -----        -----        -----
   Total from Investment Operations                                       1.937       (0.174)       1.156        1.223
                                                                          -----        -----        -----        -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                                 (0.947)      (0.876)      (0.925)      (0.702)
   Net Realized Gains                                                        --           --       (0.161)      (0.041)
                                                                          -----        -----        -----        -----
   Total Distributions                                                   (0.947)      (0.876)      (1.086)      (0.743)
                                                                          -----        -----        -----        -----
   Net Asset Value, End of Period                                        $16.55       $15.56       $16.61       $16.54
                                                                          =====        =====        =====        =====

   TOTAL RETURN                                                           12.90%       (1.05)%       7.18%        7.76%(2)

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                       5,530        4,870        2,126          716
   Ratio of Expenses to Average Net Assets                                 0.75%        0.75%        0.75%        0.75%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)             1.24%        1.18%        1.16%        1.16%(1)
   Ratio of Net Investment Income to Average Net Assets                    5.97%        5.47%        5.57%        6.06%(1)
   Portfolio Turnover Rate                                                26.42%       76.50%       99.63%       84.89%(1)


(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operation.


46-47


                                                                                        TAX-EXEMPT
                                                                                     MONEY MARKET FUND

                                                                 12/31/00     12/31/99      12/31/98      12/31/97      12/31/96

   Net Asset Value, Beginning of Period                             $1.00        $1.00         $1.00         $1.00       $1.00
                                                                    -----        -----         -----         -----       -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                            0.035        0.027         0.030         0.031       0.029
   Net Realized and Unrealized Gain/(Loss) on Investments              --           --            --            --          --
                                                                    -----        -----         -----         -----       -----
   Total from Investment Operations                                 0.035        0.027         0.030         0.031       0.029
                                                                    -----        -----         -----         -----       -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                           (0.035)      (0.027)       (0.030)       (0.031)     (0.029)
   Net Realized Gains                                                  --           --            --            --          --
                                                                    -----        -----         -----         -----       -----
   Total Distributions                                             (0.035)      (0.027)       (0.030)       (0.031)     (0.029)
                                                                    -----        -----         -----         -----       -----
   Net Asset Value, End of Period                                   $1.00        $1.00         $1.00         $1.00       $1.00
                                                                    =====        =====         =====         =====       =====

   TOTAL RETURN                                                      3.58%        2.75%         3.02%         3.17%       2.94%

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                               237,521      240,132       204,114       223,071     178,849
   Ratio of Expenses to Average Net Assets                           0.58%        0.55%         0.55%         0.54%       0.53%
   Ratio of Expenses to Average Net Assets (Excluding Waivers)       0.59%        0.58%         0.58%         0.61%       0.64%
   Ratio of Net Investment Income to Average Net Assets              3.54%        2.71%         2.99%         3.13%       2.89%



                                                                                         MONEY MARKET
                                                                                             FUND

                                                                     12/31/00     12/31/99      12/31/98     12/31/97     12/31/96

   Net Asset Value, Beginning of Period                                $1.00        $1.00        $1.00         $1.00       $1.00
                                                                       -----        -----        -----         -----       -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                               0.059        0.048        0.051         0.052       0.050
   Net Realized and Unrealized Gain/(Loss) on Investments                 --           --           --        (0.001)         --
                                                                       -----        -----        -----         -----       -----
   Total from Investment Operations                                    0.059        0.048        0.051         0.051       0.050
                                                                       -----        -----        -----         -----       -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                              (0.059)      (0.048)      (0.051)       (0.052)     (0.050)
   Net Realized Gains                                                     --           --           --         0.001          --
                                                                       -----        -----        -----         -----       -----
   Total Distributions                                                (0.059)      (0.048)      (0.051)       (0.051)     (0.050)
                                                                       -----        -----        -----         -----       -----
   Net Asset Value, End of Period                                      $1.00        $1.00        $1.00         $1.00       $1.00
                                                                       =====        =====        =====         =====       =====

   TOTAL RETURN                                                         6.09%        4.92%        5.25%         5.35%       5.11%

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                1,293,794    1,053,228      877,527       677,804     461,213
   Ratio of Expenses to Average Net Assets                              0.53%        0.54%        0.53%         0.51%       0.52%
   Ratio of Expenses to Average Net Assets (Excluding Waivers)          0.58%        0.59%        0.59%         0.61%       0.63%
   Ratio of Net Investment Income to Average Net Assets                 5.91%        4.85%        5.12%         5.23%       5.00%



                                                                                           GOVERNMENT
                                                                                        MONEY MARKET FUND

                                                                     12/31/00     12/31/99      12/31/98     12/31/97     12/31/96

   Net Asset Value, Beginning of Period                                $1.00        $1.00        $1.00        $1.00         $1.00
                                                                       -----        -----        -----        -----         -----

   INCOME FROM INVESTMENT OPERATIONS:

   Net Investment Income                                               0.057        0.046        0.050        0.050         0.049
   Net Realized and Unrealized Gain/(Loss) on Investments                 --           --           --           --            --
                                                                       -----        -----        -----        -----         -----
   Total from Investment Operations                                    0.057        0.046        0.050        0.050         0.049
                                                                       -----        -----        -----        -----         -----

   LESS DISTRIBUTIONS:

   Net Investment Income                                              (0.057)      (0.046)      (0.050)      (0.050)       (0.049)
   Net Realized Gains                                                     --           --           --           --            --
                                                                       -----        -----        -----        -----         -----
   Total Distributions                                                (0.057)      (0.046)      (0.050)      (0.050)       (0.049)
                                                                       -----        -----        -----        -----         -----
   Net Asset Value, End of Period                                      $1.00        $1.00        $1.00        $1.00         $1.00
                                                                       =====        =====        =====        =====         =====

   TOTAL RETURN                                                         5.87%        4.67%        5.08%        5.17%         5.00%

   RATIOS/SUPPLEMENTAL DATA:

   Net Assets, End of Period ($000)                                  333,934      289,651      248,595      247,594       206,073
   Ratio of Expenses to Average Net Assets                              0.55%        0.55%        0.54%        0.53%         0.54%
   Ratio of Expenses to Average Net Assets (Excluding Waivers)          0.60%        0.59%        0.59%        0.63%         0.67%
   Ratio of Net Investment Income to Average Net Assets                 5.72%        4.58%        4.96%        5.05%         4.89%


48-49

FOR MORE INFORMATION
More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
3200 Horizon Drive
King of Prussia, PA 19406

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:
   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

    The following notice does not constitute part of and is not incorporated into the prospectus for the Harris Insight Funds

                           HARRIS INSIGHT FUNDS TRUST
                             PFPC DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

We respect your right to privacy and seek to process your transactions efficiently. To do so, we must collect and maintain certain information about you from applications, other forms, and transactions you conduct with us, our affiliates, or others. Except for disclosure to our affiliates and service providers and as permitted by law, we do not disclose to anyone any personal information about you or about any of our former customers. We may disclose information about you to companies that perform administrative or marketing services on our behalf, such as transfer agents, service bureaus, or printers or mailers, who assist us in the distribution of investor materials. Those companies may use such information only for the services for which we engaged them and are not permitted to use or share the information for any other purpose. To protect your personal information, we maintain physical, electronic and procedural safeguards, and we permit access only to employees who need the information to serve you.

                                                                   HIF 1100 5/01

                                     HARRIS
                                INSIGHT(R) FUNDS



                              INSTITUTIONAL SHARES




                             MAY 1, 2001 PROSPECTUS





                           HARRIS INSIGHT EQUITY FUNDS
                                  Balanced Fund
                                   Index Fund
                               Equity Income Fund
                                   Equity Fund
                                Core Equity Fund
                        (formerly named the Growth Fund)
                              Small-Cap Value Fund
                           Small-Cap Opportunity Fund
                               International Fund
                        Large-Cap Aggressive Growth Fund
                        Small-Cap Aggressive Growth Fund
                              Emerging Markets Fund
                                 Technology Fund

                        HARRIS INSIGHT FIXED INCOME FUNDS
                           Convertible Securities Fund
                              Tax-Exempt Bond Fund
                                    Bond Fund
                        Intermediate Tax-Exempt Bond Fund
                          Short/Intermediate Bond Fund
                        Intermediate Government Bond Fund

                        HARRIS INSIGHT MONEY MARKET FUNDS
                          Tax-Exempt Money Market Fund
                                Money Market Fund
                          Government Money Market Fund



  AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT
     APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


                                    INTRODUCTION TO EQUITY FUNDS          PAGE 2
                                     HARRIS INSIGHT EQUITY FUNDS
                                                   Balanced Fund               3
                                                      Index Fund               4
                                              Equity Income Fund               5
                                                     Equity Fund               6
               Core Equity Fund (formerly named the Growth Fund)               7
                                            Small-Cap Value Fund               8
                                      Small-Cap Opportunity Fund               9
                                              International Fund              10
                                Large-Cap Aggressive Growth Fund              11
                                Small-Cap Aggressive Growth Fund              12
                                           Emerging Markets Fund              13
                                                 Technology Fund              14
                                             Risk Considerations              15
                                               Fees and Expenses              17

                              INTRODUCTION TO FIXED INCOME FUNDS              18
                               HARRIS INSIGHT FIXED INCOME FUNDS
                                     Convertible Securities Fund              19
                                            Tax-Exempt Bond Fund              20
                                                       Bond Fund              21
                               Intermediate Tax-Exempt Bond Fund              22
                                    Short/Intermediate Bond Fund              23
                               Intermediate Government Bond Fund              24
                                             Risk Considerations              25
                                               Fees and Expenses              27


                              INTRODUCTION TO MONEY MARKET FUNDS              28
                               HARRIS INSIGHT MONEY MARKET FUNDS
                                    Tax-Exempt Money Market Fund              29
                                               Money Market Fund              30
                                    Government Money Market Fund              31
                                             Risk Considerations              32
                                               Fees and Expenses              33

                                              Investment Adviser              34

                                              Portfolio Managers              35

                                          Pricing of Fund Shares              38

                                            Shareholder Services              39

                                Dividends and Tax Considerations              42

                                       Distribution Arrangements              43

                               Master Fund/Feeder Fund Structure              43

                                            Financial Highlights              44

                 INTRODUCTION TO THE HARRIS INSIGHT EQUITY FUNDS

  These Funds invest in stocks, which represent partial ownership in a company. They generally pursue capital appreciation: that is, an increase in the Fund's share value. In some cases, these Funds also seek dividend income.

    Equity funds' share prices will fluctuate with changes in the market and economy as well as with the fortunes of the companies issuing the underlying stocks. For this reason, equity fund share prices can sometimes be more volatile than the share prices of other types of funds, exhibiting sharp increases or decreases over relatively short periods of time.


WHY INVEST IN EQUITY FUNDS?
Equity funds offer investors the potential for greater returns than fixed-income funds and are considered an attractive choice for outpacing inflation over the long term. Equity funds are more appropriate for investors who can tolerate a higher degree of risk in exchange for an opportunity to pursue attractive long-term investment rewards.

--------------------------------------------------------------------------------

     Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 15.

--------------------------------------------------------------------------------

                           HARRIS INSIGHT EQUITY FUNDS
                                  BALANCED FUND
--------------------------------------------------------------------------------


WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide current income and capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund invests in a portfolio of equity and fixed income securities. Under normal market conditions, equity securities will comprise between 40% and 65% of the Fund's assets, and fixed income securities will comprise at least 25% of the Fund's assets.

The adviser continually reviews and adjusts the blend of the securities in an effort to enhance returns based on current market conditions, interest rate projections and other economic factors.

The Fund seeks to provide an overall return comprising between 40% and 65% of the return of the STANDARD & POOR'S 500 STOCK INDEX and between 35% and 60% of the return of the LEHMAN BROTHERS AGGREGATE BOND INDEX.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)
o  Allocation risk
o  Interest rate risk
o  Market risk

TERMS TO KNOW
STANDARD & POOR'S 500 STOCK INDEX (S&P 500(R))
An unmanaged index consisting of 500 widely held U.S. common stocks. The stocks in the index are chosen based on industry representation, liquidity and stability. The index is designed to reflect the returns of many different sectors of the U.S. economy.

LEHMAN BROTHERS AGGREGATE BOND INDEX
An index measuring the total return of approximately 6,500 U.S. bonds.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1998     1999     2000
8.61%    -1.30%   12.31%






Best Quarter:                    Q4 1998               8.28%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998              -6.30%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/00)
                                            1      Inception
                                          Year      (3/24/97)
--------------------------------------------------------------------------------

Balanced Fund                            12.31%      10.29%

S&P 500 Stock Index                      -9.11%      17.60%

Lehman Brothers
Aggregate Bond Index                     11.63%       7.83%

                                   INDEX FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide the return and risk characteristics of the S&P 500.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally holds at least 90% of the 500 securities in the S&P 500 and attempts to match its holdings of each issue with that security's proportional representation in the S&P 500. The adviser employs a "passively" managed - or index - investment approach that attempts to replicate the performance of the index without necessarily investing in all of its stocks. This approach is unlike traditional methods of active investment management whereby securities are selected on the basis of economic, financial and market analysis. The Fund seeks a quarterly performance within one percentage point of the performance of the S&P 500. On a regular basis, the adviser compares the Fund's performance to that of the S&P 500. The adviser may adjust the Fund's holdings if the Fund's performance does not adequately track the performance of the S&P 500.

Apart from its equity investments, the Fund may use S&P 500 STOCK INDEX FUTURES CONTRACTS to reduce transactional costs and simulate full investment in the S&P 500 while retaining a cash balance for portfolio management purposes.

WHAT IS THE FUND'S PRINCIPAL RISK?
(See Risk Considerations, page 15.)
o  Market risk

TERMS TO KNOW
S&P 500 STOCK INDEX FUTURES CONTRACTS
Agreements whereby one party agrees to accept, and the other party agrees to deliver, a dollar amount based on the value of the S&P 500 on a specified future date. Purchasers of index futures contracts may participate in the performance of the securities included in the index without committing the full amount of capital required to purchase all of the individual securities.


HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1993     1994     1995     1996     1997    1998     1999     2000
9.50%    0.78%    39.96%   22.71%   32.78%  28.22%   20.40%   -9.33%


Best Quarter:                    Q4 1998              21.23%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -10.01%

Average Annual Total Return*
(as of 12/31/00)
                                1          5       Inception
                               Year       Years     (4/1/92)
--------------------------------------------------------------------------------

Index Fund                    -9.33%     17.93%      16.18%

S&P 500 Stock Index           -9.11%     18.33%      16.91%

* The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris Trust and Savings Bank (Harris Trust) with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor common trust fund from its inception on April 1, 1992 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the Investment Company Act of 1940, as amended (the "1940 Act") nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                               EQUITY INCOME FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide current income and, secondarily, capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in common stocks that can be found in the S&P 500 or other attractive issues. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATION in excess of $1 billion).

The adviser's approach should produce returns that are similar to those of the S&P 500 and its corresponding sectors, yet with a higher level of income.

The adviser utilizes a disciplined investment process designed to maintain a diversified portfolio of the equity securities of higher quality companies.

The adviser seeks securities with:

o Higher-than-average dividend yields
o Stronger-than-average growth characteristics

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)
o Market risk
o Market segment risk

TERMS TO KNOW
MARKET CAPITALIZATION
The total market value of a company's outstanding shares of common stock, calculated by multiplying the number of shares outstanding by the current market price of the shares.


HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1994     1995     1996     1997     1998    1999     2000
-0.43%   36.84%   17.95%   31.90%   22.97%  9.87%    -3.33%




Best Quarter:                    Q4 1998              19.75%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -11.06%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5       Inception
                               Year       Years     (1/1/94)
--------------------------------------------------------------------------------

Equity Income Fund            -3.33%     15.24%      15.65%

S&P 500 Stock Index           -9.11%     18.33%      18.23%

* The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1994 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                                   EQUITY FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation and current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with MARKET CAPITALIZATION in excess of $1 billion).

The adviser selects stocks that represent sectors found within the S&P 500 in an effort to:

o Provide greater returns, over the long-term, than the securities comprising the S&P 500
o Maintain a risk level approximating that of the S&P 500

The Fund's portfolio consists of approximately 50 to 75 stocks, diversified among major sectors of the market.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)
o  Market risk
o  Market segment risk

TERMS TO KNOW
MARKET CAPITALIZATION
See page 5.


HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1997     1998     1999     2000
35.89%   13.80%   -1.57%   8.48%




Best Quarter:                    Q4 1998              18.81%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -14.46%

Average Annual Total Return
(as of 12/31/00)
                                            1       Inception
                                          Year      (2/26/96)
--------------------------------------------------------------------------------

Equity Fund                               8.48%      13.83%
S&P 500 Stock Index                      -9.11%      17.94%

                                CORE EQUITY FUND
                        (formerly named the Growth Fund)
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in common stocks. These stocks are of larger capitalization companies (i.e., companies with market capitalization in excess of $1 billion).

The adviser selects securities that are considered to be undervalued and to represent growth opportunities. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)
o Market risk
o Market segment risk
o Volatility risk

TERMS TO KNOW
MARKET CAPITALIZATION
See page 5.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1993     1994     1995     1996     1997    1998     1999     2000
6.21%    -0.05%   36.43%   28.92%   32.81%  25.03%   16.56%   -7.67%





Best Quarter:                    Q4 1998              22.71%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -11.92%

AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                1          5        Inception
                               Year       Years     (4/1/92)
--------------------------------------------------------------------------------

Core Equity Fund              -7.67%     18.16%      15.97%

S&P 500 Stock Index           -9.11%     18.33%      16.91%

* The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on April 1, 1992 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                              SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by MARKET CAPITALIZATION). These securities tend to be represented in the Russell 2000 Value Index, an index of companies with a median market capitalization of $750 million, that is a popular measure of the stock price performance of small companies that have a lower price-to-book ratio and/or forecasted earnings growth.

Using a "value" approach, the adviser buys those securities considered to be conservatively valued relative to the securities of comparable companies. The adviser pays particular attention to a company's current and forecasted earnings levels.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)
o Market risk
o Small company risk
o Volatility risk

TERMS TO KNOW
MARKET CAPITALIZATION
See page 5.


HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
41.64%   16.30%   14.96%   -3.21%   27.15%  15.05%   29.58%   -3.93%   0.49%    34.45%


Best Quarter:                    Q1 1991              20.97%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -18.03%

AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------

Small-Cap Value Fund          34.45%     14.11%      16.26%

Russell 2000 Value Index      22.83%     12.60%      17.65%

* The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                           SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in the securities of smaller capitalization companies (i.e., companies that fall in the lowest 15% of publicly traded companies listed in the U.S. determined by MARKET CAPITALIZATION). These securities tend to be represented in the Russell 2000 Small Stock Index, an index of companies with a median market capitalization of $850 million, that is a popular measure of the stock price performance of small companies.

The Fund invests in the securities of companies that the adviser believes have superior growth potential. In selecting securities, the adviser pays particular attention to companies offering potentially above-average earnings, sales and asset value growth. The adviser buys those securities considered to be attractively valued relative to the securities of comparable companies.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)
o Market risk
o Small company risk
o Volatility risk

TERMS TO KNOW
MARKET CAPITALIZATION
See page 5.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
47.65%   19.00%   15.19%   -3.71%   26.30%  18.80%   25.47%   1.16%    40.14%   6.75%



Best Quarter:                    Q4 1999              28.21%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -21.01%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------

Small-Cap Opportunity Fund     6.75%     17.67%      18.70%

Russell 2000
Small Stock Index             -3.02%     10.31%      15.53%

* The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                               INTERNATIONAL FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation. Current income is a secondary objective.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in non-U.S. equity securities. The Fund invests in at least three foreign countries to reduce risk.

The Fund invests in securities that the sub-adviser believes are undervalued. When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The Fund may engage in foreign currency hedging transactions in an attempt to minimize the effects of currency fluctuations on the Fund.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)
o Currency rate risk
o Foreign securities risk
o Geographic concentration risk
o Market risk
o Volatility risk

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
11.95%   -4.39%   24.61%   4.29%    4.18%   5.11%    -4.87%   -4.64%   27.33%   -9.34%



Best Quarter:                    Q2 1999              14.62%
--------------------------------------------------------------------------------
Worst Quarter:                   Q3 1998             -19.44%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------

International Fund            -9.34%      1.94%       4.78%

MSCI EAFE Free Index          -13.96%     7.37%       8.54%

* The Fund is the successor, effective February 26, 1996, to a common trust fund (and, effective March 24, 1997, to a collective investment fund) managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor common trust fund from its inception on January 1, 1987 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                        LARGE-CAP AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide long-term capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its total assets in equity securities of companies that the adviser believes offer superior prospects for aggressive growth, i.e., issues with the potential for accelerated earnings or revenue growth relative to the broader stock market. The Fund will invest in companies that fall in the top 50% of U.S. publicly traded companies, determined by MARKET CAPITALIZATION. The Fund will invest primarily in U.S. equity securities and may also invest in foreign issues both directly and through DEPOSITARY RECEIPTS.

Using a proprietary analytical process together with fundamental research methods, the adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance. The adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The adviser will also sell holdings to adjust the Fund's industry exposures.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the adviser believes hold high potential for growth. As a result, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)
o Market risk
o Market segment risk
o Volatility risk

TERMS TO KNOW
MARKET CAPITALIZATION
See page 5.

DEPOSITARY RECEIPTS
Securities that typically are issued by a financial institution or depository, and represent interests in underlying securities that have been deposited with the depository by a U.S. or foreign issuer.


HOW HAS THE FUND PERFORMED?
Total Return and Average Annual Total Return information is not available for the Fund because the Fund did not commence operations until December 28, 2000.

                        SMALL-CAP AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide long-term capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its total assets in equity securities of companies that the adviser believes offer superior prospects for aggressive growth, i.e., issues with the potential for accelerated earnings or revenue growth relative to the broader stock market. The Fund will invest in companies that fall in the lowest 75% of U.S. publicly traded companies, determined by MARKET CAPITALIZATION. The Fund will invest primarily in U.S. equity securities and may also invest in foreign issues both directly and through DEPOSITARY RECEIPTS.

Using a proprietary analytical process together with fundamental research methods, the adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance. The adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The adviser will also sell holdings to adjust the Fund's industry exposures. The Fund may invest in initial public offerings
(IPOs), the performance of which is unpredictable and the effect of which may not be duplicated during periods in which the Fund does not invest in IPOs.

Although the Fund is diversified and does not intend to focus on any particular industry sectors, the Fund's investment strategy may involve, at times, investing a significant portion of its assets in one or more industry sectors that the adviser believes hold high potential for growth. As a result, poor performance or negative economic events affecting one or more of these sectors could have a greater impact on the Fund than on other funds that maintain broader sector coverage.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)
o Market risk
o Market segment risk
o Small company risk
o Volatility risk

TERMS TO KNOW
MARKET CAPITALIZATION
See page 5.

DEPOSITARY RECEIPTS
See page 11.

HOW HAS THE FUND PERFORMED?
Total Return and Average Annual Total Return information is not available for the Fund because the Fund did not commence operations until January 9, 2001.

                              EMERGING MARKETS FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in equity securities of issuers located in EMERGING MARKETS COUNTRIES. The sub-adviser selects securities it considers undervalued.

The Fund's investments reflect a broad cross-section of countries, industries and companies.

When selecting securities, the sub-adviser pays particular attention to the quality of a company's management, its growth prospects and financial soundness.

The sub-adviser also evaluates such criteria as:
o Political climate of a country
o Interest rate and currency considerations
o Equity market valuations

The Fund may invest in certain debt securities when the sub-adviser believes their potential for appreciation equals or exceeds that available from investments in common stock.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)
o Currency rate risk
o Foreign securities risk
o Geographic concentration risk
o Market risk
o Small company risk
o Volatility risk

TERMS TO KNOW

EMERGING MARKETS COUNTRY
The World Bank and other international agencies define a developing country on the basis of such factors as trade initiatives, per capita income and level of industrialization. There are over 130 countries that are emerging or developing under this standard and approximately 40 of these countries have stock markets. Emerging markets countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.


HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1998      1999     2000
-31.16%   64.53%   -28.55



Best Quarter:                    Q4 1999              32.66%
--------------------------------------------------------------------------------
Worst Quarter:                   Q2 1998             -27.09%

Average Annual Total Return
(as of 12/31/00)
                                           1       Inception
                                          Year     (10/21/97)
--------------------------------------------------------------------------------

Emerging Markets Fund                    -28.55%     -10.87%
MSCI Emerging Markets
Free Index                               -30.61%     -4.97%

                                 TECHNOLOGY FUND
--------------------------------------------------------------------------------


WHAT IS THE FUND'S OBJECTIVE?
The Fund seeks to provide long-term capital appreciation.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund will normally invest at least 65% of its assets in equity securities of companies that the adviser believes offer superior prospects for growth and that are either principally engaged in the research, development, manufacture, or distribution of various technological products, services, processes, advances, or improvements, or may benefit significantly from scientific or technological advances. Technology-related sub-sectors include, but are not limited to, applied technology, biotechnology, telecommunications, computers and peripheral products, electronics, Internet and information technology services and consulting, networking, software, and television and video equipment and services. The Fund may invest in companies of any size, including IPOs, and may invest in foreign issues both directly and through depositary receipts. The Fund's investments in IPOs may result in periods of performance that may not be duplicated during periods in which the Fund does not invest in IPOs.

Using a proprietary analytical process together with fundamental research methods, the adviser rates the performance potential of companies and buys those stocks that it believes offer the best prospects for superior performance. The adviser assesses a company's prospects for growth by reviewing and analyzing purchase candidates individually. The adviser will also sell holdings to adjust the Fund's exposure to specific sub-sectors of the technology industry.


WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 15.)
o  Currency rate risk
o  Foreign securities risk
o  Industry concentration risk
o  Market risk
o  Market segment risk
o  Small company risk
o  Volatility risk

TERMS TO KNOW
Depositary receipts
See page 11.

HOW HAS THE FUND PERFORMED?
Total Return and Average Annual Total Return information is not available for the Fund because the Fund did not commence operations until December 27, 2000.

                       RISK CONSIDERATIONS - EQUITY FUNDS

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.

                    FUNDS
   PRINCIPAL
   RISKS FOR ONE                            Equity           Core  Small-Cap   Small-Cap
   OR MORE FUNDS           Balanced  Index  Income  Equity  Equity   Value    Opportunity
-----------------------------------------------------------------------------------------
   Allocation                  P
-----------------------------------------------------------------------------------------
   Currency rate               O
-----------------------------------------------------------------------------------------
   Foreign securities          O               O       O       O       O           O
-----------------------------------------------------------------------------------------
   Geographic
   concentration
-----------------------------------------------------------------------------------------
   Industry concentration
-----------------------------------------------------------------------------------------
   Interest rate               P       O
-----------------------------------------------------------------------------------------
   Market                      P       P       P       P       P       P           P
-----------------------------------------------------------------------------------------
   Market segment                      O       P       P       P       O           O
-----------------------------------------------------------------------------------------
   Small company                                                       P           P
-----------------------------------------------------------------------------------------
   Volatility                                          O       P       P           P
-----------------------------------------------------------------------------------------
   OTHER RISKS
-----------------------------------------------------------------------------------------
   Counterparty                O       O       O       O       O       O           O
-----------------------------------------------------------------------------------------
   Credit                      O
-----------------------------------------------------------------------------------------
   Leverage                    O       O       O       O       O       O           O
-----------------------------------------------------------------------------------------
   Prepayment                  O
-----------------------------------------------------------------------------------------

                    FUNDS
   PRINCIPAL                              Large-Cap     Small-Cap
   RISKS FOR ONE                          Aggressive   Aggressive   Emerging
   OR MORE FUNDS           International     Growth      Growth      Markets   Technology
-----------------------------------------------------------------------------------------
   Allocation
-----------------------------------------------------------------------------------------
   Currency rate                 P                                       P           P
-----------------------------------------------------------------------------------------
   Foreign securities            P            O              O           P           P
-----------------------------------------------------------------------------------------
   Geographic
   concentration                 P                                       P           O
-----------------------------------------------------------------------------------------
   Industry concentration        O                                       O           P
-----------------------------------------------------------------------------------------
   Interest rate                 O                                       O
-----------------------------------------------------------------------------------------
   Market                        P            P              P           P           P
-----------------------------------------------------------------------------------------
   Market segment                             P              P                       P
-----------------------------------------------------------------------------------------
   Small company                 O                           P           P           P
-----------------------------------------------------------------------------------------
   Volatility                    P            P              P           P           P
-----------------------------------------------------------------------------------------
   OTHER RISKS
-----------------------------------------------------------------------------------------
   Counterparty                  O            O              O           O           O
-----------------------------------------------------------------------------------------
   Credit                        O                                       O           O
-----------------------------------------------------------------------------------------
   Leverage                      O            O              O           O           O
-----------------------------------------------------------------------------------------
   Prepayment                    O                                       O
-----------------------------------------------------------------------------------------

All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:
o The investment objective
o The Fund's ability to achieve its objective
o The markets in which the Fund invests
o The investments the Fund makes in those markets
o Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

ALLOCATION RISK
The risk that the percentages of the fund's assets invested in equities and fixed income securities, respectively, will not be optimum for market conditions at a given time.

COUNTERPARTY RISK
The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK
The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

CURRENCY RATE RISK
The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Although a fund may engage in foreign currency hedge transactions to help reduce this risk, those transactions may not be effective or appropriate in particular situations nor, of course, will they protect against declines in security values.

FOREIGN SECURITIES RISK
The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

GEOGRAPHIC CONCENTRATION RISK
The risk that, if a fund concentrates its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

INDUSTRY CONCENTRATION RISK
The risk that investments concentrated in a particular industry or group of industries will underperform or be more volatile than investments in other industry sectors because of economic, regulatory, financial, or market conditions significantly affecting that industry or group. For example, the software or biotechnology industries can be significantly affected by patent considerations, intense competition, rapid change and product obsolescence, and government regulation. Companies in these sectors may experience persistent losses during a new product's transition from development to production, and revenue patterns may be erratic. Similarly, these industries can be significantly affected by the obsolescence of existing products or processes, short product cycles, falling prices and profits, and competition from new or unanticipated market entrants.

INTEREST RATE RISK
The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK
The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK
The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MARKET SEGMENT RISK
The risk that investments concentrated in one portion of the market (e.g., large capitalization stocks or short-term government bonds) will underperform the overall market.

PREPAYMENT RISK
The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

SMALL COMPANY RISK
The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of small-company securities is normally lower than that of larger companies. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

VOLATILITY RISK
The risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

                        FEES AND EXPENSES - EQUITY FUNDS

    The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Equity Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None
REDEMPTION FEE                                                              None
EXCHANGE FEE                                                                None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

-----------------------------------------------------------------------------------------

                                           Equity            Core   Small-Cap  Small-Cap
                        Balanced   Index   Income   Equity  Equity    Value   Opportunity
-----------------------------------------------------------------------------------------
Investment
Advisory Fees/1/           0.60%   0.25%    0.70%    0.70%    0.90%    0.80%      1.00%
Other Expenses/1/          0.54    0.22     0.32     0.23     0.26     0.28       0.22
-----------------------------------------------------------------------------------------
Total Operating
Expenses/1/                1.14%   0.47%    1.02%    0.93%    1.16%    1.08%      1.22%
-----------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
                                       Large-Cap    Small-Cap
                                       Aggressive   Aggressive   Emerging
                        International    Growth      Growth      Markets   Technology
-------------------------------------------------------------------------------------
Investment
Advisory Fees/1/            1.05%         0.75%        0.75%       1.25%      0.75%
Other Expenses/1/           0.31          0.25         0.25        0.46       0.25
-------------------------------------------------------------------------------------
Total Operating
Expenses/1/                 1.36%         1.00%        1.00%       1.71%      1.00%
-------------------------------------------------------------------------------------

/1/ Expenses for the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund and the Technology Fund are based on estimated amounts for the current fiscal year. Harris Trust has contractually agreed to reimburse each of the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, and the Technology Fund for its annual ordinary operating expenses, if any, exceeding 1.00% of the Fund's average net assets. Expenses for the other Funds are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary waivers of advisory fees by the adviser and sub-administrative fees by PFPC Inc. (These voluntary waivers are expected to remain in effect until at least December 31, 2001 and may be decreased by the adviser and/or PFPC Inc., subject to approval, in the case of advisory fees, by the Board of Trustees.) After these waivers (which waivers do not apply to the Equity Fund, Large-Cap Aggressive Growth Fund, Small-Cap Aggressive Growth Fund, and Technology Fund), actual Fund Investment Advisory Fees, Other Expenses and Total Operating Expenses for the fiscal year ended December 31, 2000 were:

                                                      Equity       Core      Small-Cap     Small-Cap                Emerging
                               Balanced    Index      Income      Equity       Value      Opportunity International  Markets
     -----------------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees     0.38%      0.23%      0.64%       0.85%       0.73%        0.99%         1.05%       1.25%
     Other Expenses               0.50       0.22       0.29        0.25        0.26         0.21          0.30        0.42
     Total Operating Expenses     0.88%      0.45%      0.93%       1.10%       0.99%        1.20%         1.35%       1.67%
     -----------------------------------------------------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.


EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Harris Insight Equity Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                           Equity            Core   Small-Cap  Small-Cap
                        Balanced   Index   Income   Equity  Equity    Value   Opportunity  International
--------------------------------------------------------------------------------------------------------
One Year                  $116      $48     $104      $95     $118     $110       $124          $138
--------------------------------------------------------------------------------------------------------
Three Years                362      151      325      296      368      343        387           431
--------------------------------------------------------------------------------------------------------
Five Years                 628      263      563      515      638      595        670           745
--------------------------------------------------------------------------------------------------------
Ten Years                1,386      591    1,248    1,143    1,409    1,317      1,477         1,635
--------------------------------------------------------------------------------------------------------


                        Large-Cap    Small-Cap
                        Aggressive  Aggressive   Emerging
                          Growth      Growth      Markets     Technology
------------------------------------------------------------------------
One Year                   $102        $102         $174         $102
------------------------------------------------------------------------
Three Years                 318         318          539          318
------------------------------------------------------------------------
Five Years                  552         552          928          552
------------------------------------------------------------------------
Ten Years                 1,225       1,225        2,019        1,225
------------------------------------------------------------------------

              INTRODUCTION TO THE HARRIS INSIGHT FIXED INCOME FUNDS

        These Funds invest primarily in bonds, which are debt instruments that normally --

                o Pay a set amount of interest on a regular basis
         o Repay the face amount, or principal, at a stated future date
      o Are issued by domestic and foreign corporations, federal and state governments, and their agencies

WHY INVEST IN FIXED INCOME FUNDS?
Fixed income funds can play a key role in an investor's portfolio by offering:
o A reasonable level of current income
o A measure of price stability relative to equity fund investments
o In the case of tax-exempt funds, income that is generally free from federal income tax

HOW DO FIXED INCOME FUNDS PROVIDE A STEADY STREAM OF INCOME?
Fixed income funds earn income on the underlying securities and pay this out to the shareholders on a regular (e.g., monthly) basis.

WHAT CAUSES BOND VALUES TO CHANGE?
Investors should be aware that bonds will fluctuate in value for any of three main reasons:
o  A change in interest rates
o  A change in economic conditions
o  A change in the financial condition of the issuer

HOW DOES THE PRICE OF A BOND MOVE WITH INTEREST RATES?
When interest rates rise, bond prices fall - and vice versa. Changing interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. As a result, when prevailing interest rates rise, the prices of long-term bonds decrease, to a greater degree than the prices of short-term bonds. The reverse is true when interest rates fall.

HOW ARE BONDS GRADED?
Bond quality, or grade, refers to the creditworthiness (the ability to repay debt) of the issuing organization. Higher ratings indicate better quality. Independent rating services, such as Moody's Investors Service or Standard & Poor's, publish and disseminate bond quality ratings on a regular basis.

--------------------------------------------------------------------------------

     Shares of the Funds are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in a Fund will fluctuate, which means that you may lose money.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 25.

--------------------------------------------------------------------------------

                        HARRIS INSIGHT FIXED INCOME FUNDS
                           CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide capital appreciation and current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in CONVERTIBLE SECURITIES.

The Fund also may invest up to 35% of its assets in SYNTHETIC CONVERTIBLES and 15% of its assets in common stocks. When, in the adviser's opinion, convertible securities do not serve the Fund's objective, the Fund may invest part or all of its assets in U.S. GOVERNMENT SECURITIES, corporate debt obligations and short-term money market instruments. The adviser will continue to seek current income during such periods, but will put less emphasis on capital appreciation. The adviser invests primarily in convertible securities rated "B" or better by Standard & Poor's Corporation and Moody's Investors Service, Inc. (or, if not rated, securities considered by the adviser to be of comparable quality). The Fund may also invest up to:

o  15% of its assets in securities rated "B-"

o 5% of its assets in convertible securities rated "CCC" by Standard & Poor's or "Caa" by Moody's. (Securities rated "BB" or below by Standard & Poor's or "Ba" or below by Moody's are "high yield" securities, commonly known as "junk bonds." These securities are considered speculative and are subject to increased risk.)

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 25.)
o  Credit risk
o  Interest rate risk
o  Market risk

TERMS TO KNOW
CONVERTIBLE SECURITIES
Bonds, debentures, notes, preferred stock or other securities that are convertible into common stock. Convertible securities have some unique return characteristics relative to market fluctuations:
o When equity markets go up, they tend to rise in price
o When interest rates rise, they tend to decline relatively less in price than long-term bonds

SYNTHETIC CONVERTIBLES
Issues that function like a convertible security by combining separate securities into one investment package offering fixed income and the right to acquire stock.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
27.14%   17.61%   13.84%   -3.09%   19.18%  21.05%   18.68%   -1.80%   32.07%   -6.48%






Best Quarter:                    Q4 1999              25.25%
--------------------------------------------------------------------------------
Worst Quarter:                   Q4 2000             -13.63%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------

Convertible Securities Fund    -6.48%     11.74%     13.10%

CS First Boston Convertible
Securities Index               -7.83%     13.20%     14.70%

* The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                              TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of current income that is exempt from federal income tax.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 80% of its assets in MUNICIPAL SECURITIES with varying maturities. These securities are generally exempt from federal income tax and not subject to the ALTERNATIVE MINIMUM TAX.

The adviser employs:
o Interest rate risk management techniques to temper the potential negative impact of interest rate increases on the Fund's share price

o In-depth credit analysis to help ensure that the municipalities issuing the bonds are likely to repay their debt

The Fund also may invest in U.S. GOVERNMENT SECURITIES and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in the value of portfolio securities.

In pursuit of higher income, the adviser normally favors longer-term bonds that typically mature in ten years or more. In exchange for this higher potential income, investors may experience higher share-price volatility than would occur through investments with shorter maturities.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 25.)
o Credit risk
o Interest rate risk
o Municipal market risk
o Prepayment risk

TERMS TO KNOW
ALTERNATIVE MINIMUM TAX (AMT)
A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

MUNICIPAL SECURITIES
Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES
See page 19.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
11.61%   8.37%    12.95%   -7.30%   14.45%  3.76%    8.55%    4.88%    -3.07%   14.41%


Best Quarter:                    Q4 2000               6.20%
--------------------------------------------------------------------------------
Worst Quarter:                   Q1 1994              -5.09%

AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------

Tax-Exempt Bond Fund          14.41%      5.55%       6.62%

Lehman Brothers Municipal
Bond Index                    11.68%      5.83%       7.32%

* The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                                    BOND FUND
--------------------------------------------------------------------------------
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of total return, including a competitive level of current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in bonds and similar fixed income securities.

The Fund may invest in the following:
o Bonds and debentures
o U.S. GOVERNMENT SECURITIES
o Debt obligations of foreign governments
o MORTGAGE-BACKED SECURITIES
o MUNICIPAL SECURITIES
o ZERO-COUPON SECURITIES
o Other floating/variable rate obligations
o Options and interest-rate futures contracts

The Fund normally maintains a DOLLAR-WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) of between five and ten years. Accordingly, the Fund's holdings may experience more share-price volatility than bonds with shorter maturities, making the Fund a more suitable investment for long-term investors.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 25.)
o Credit risk
o Interest rate risk
o Prepayment risk

TERMS TO KNOW
U.S. GOVERNMENT SECURITIES
See page 19.

MORTGAGE-BACKED SECURITIES
Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

MUNICIPAL SECURITIES
See page 20.

ZERO-COUPON SECURITIES
Securities that do not pay a stated interest rate but are sold at a deep discount to their value at maturity. The difference between a security's discounted price and its full value at maturity represents the payment of interest.

DOLLAR-WEIGHTED AVERAGE MATURITY
An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance.
The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1997    1998     1999     2000
9.41%   7.12%    -0.91%   13.06%





Best Quarter:                    Q4 2000               5.04%
--------------------------------------------------------------------------------
Worst Quarter:                   Q2 1999              -1.07%

Average Annual Total Return
(as of 12/31/00)
                                            1       Inception
                                          Year      (4/16/96)
--------------------------------------------------------------------------------

Bond Fund                                13.06%       7.13%
Lehman Brothers Aggregate
Bond Index                               11.63%       7.46%

                        INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of current income that is exempt from federal income tax.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 80% of its assets in a broad range of MUNICIPAL SECURITIES. These securities are generally exempt from federal income tax and not subject to the ALTERNATIVE MINIMUM TAX.

Under normal market conditions, the Fund's investments will have a DOLLAR-WEIGHTED AVERAGE MATURITY in a range of three to ten years. Such intermediate-term securities share these basic characteristics:

o They offer a higher income stream and somewhat higher share price volatility than shorter-term municipal bond funds

o They tend to deliver less income with greater share price stability than longer-term bond funds

The Fund also may invest in U.S. GOVERNMENT SECURITIES and securities with various forms of credit enhancement (such as bank letters of credit). The Fund may buy and sell options and interest rate futures contracts to hedge against declines in value of portfolio securities.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 25.)
o Credit risk
o Interest rate risk
o Municipal market risk
o Prepayment risk

TERMS TO KNOW
MUNICIPAL SECURITIES
See page 20.

ALTERNATIVE MINIMUM TAX (AMT)
See page 20.

DOLLAR-WEIGHTED AVERAGE MATURITY
See page 21.

U.S. GOVERNMENT SECURITIES
See page 19.



HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
11.02%   6.77%    8.55%    -3.08%   11.68%  3.06%    6.41%    4.94%    -0.43%   11.21%


Best Quarter:                    Q4 2000               4.64%
--------------------------------------------------------------------------------
Worst Quarter:                   Q1 1994              -2.83%

AVERAGE ANNUAL TOTAL RETURN*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------

Intermediate Tax-Exempt
Bond Fund                     11.21%      4.97%       5.90%

Lehman Brothers
3-15 Year Blend Municipal
Bond Index                     9.93%      5.67%      N/A **

* The Fund is the successor, effective February 26, 1996, to a common trust fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1986 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue
     Code, which, if applicable, may have adversely affected the performance results.

**   The inception date of the index was July 1, 1993.



                                       22


                          SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of total return, including a competitive level of current income.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in bonds with a short/intermediate-term average maturity. The adviser favors bonds with two to five years remaining to maturity in order to achieve relative price stability and an attractive stream of income. Such short/intermediate-term bonds tend to offer a buffer against rising interest rates, although they will appreciate less when interest rates fall. The Fund normally maintains a DOLLAR-WEIGHTED AVERAGE
MATURITY (or average life with respect to mortgage-backed and asset-backed securities) of between two and five years.

The Fund may invest in:
o Bonds and debentures
o U.S. GOVERNMENT SECURITIES
o U.S. dollar-denominated debt obligations of foreign issuers
o MORTGAGE-BACKED SECURITIES
o ASSET-BACKED SECURITIES
o MUNICIPAL SECURITIES
o ZERO-COUPON SECURITIES
o Other floating/variable rate obligations
o Options and interest-rate futures contracts

If a defensive position is warranted, the Fund may hold short-term U.S.
government securities (such as Treasury bills), high-quality money market instruments and cash.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 25.)
o Credit risk
o Interest rate risk
o Prepayment risk

TERMS TO KNOW
U.S. GOVERNMENT SECURITIES
See page 19.

MORTGAGE-BACKED SECURITIES
See page 21.

ASSET-BACKED SECURITIES
Securities collateralized by credit card loans or other accounts receivable.

MUNICIPAL SECURITIES
See page 20.

ZERO-COUPON SECURITIES
See page 21.

DOLLAR-WEIGHTED AVERAGE MATURITY
See page 21.


HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1997    1998     1999     2000
7.15%   7.01%    0.81%    10.40%



Best Quarter:                    Q4 2000               3.76%
--------------------------------------------------------------------------------
Worst Quarter:                   Q2 1999              -0.73%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/00)
                                            1       Inception
                                          Year      (2/26/96)
--------------------------------------------------------------------------------

Short/Intermediate
Bond Fund                                10.40%       5.92%

Lehman Brothers Intermediate
Government/Corporate
Bond Index                               10.12%       6.39%


                                       23

                        INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide a high level of current income, consistent with preservation of capital.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 65% of its assets in:
o U.S. GOVERNMENT SECURITIES
o MORTGAGE-BACKED SECURITIES, issued by U.S. government agencies
o REPURCHASE AGREEMENTS collateralized by U.S. government securities

The DOLLAR-WEIGHTED AVERAGE MATURITY (or average life with respect to mortgage-backed and asset-backed securities) generally will be in the intermediate range of between three and ten years.

The adviser may invest up to 20% of the Fund's assets in:
o ASSET-BACKED SECURITIES
o ZERO-COUPON SECURITIES
o Corporate bonds

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 25.)
o Credit risk
o Interest rate risk
o Prepayment risk

TERMS TO KNOW
U.S. GOVERNMENT SECURITIES
See page 19.

MORTGAGE-BACKED SECURITIES
See page 21.

REPURCHASE AGREEMENTS
A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

DOLLAR-WEIGHTED AVERAGE MATURITY
See page 21.

ASSET-BACKED SECURITIES
See page 23.

ZERO-COUPON SECURITIES
See page 21.


HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. The table compares the Fund's performance over time to that of a broad measure of market performance. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN*
(as of 12/31 each year)

1991     1992     1993     1994     1995    1996     1997     1998     1999     2000
13.50%   6.82%    8.26%    -1.65%   13.46%  4.06%    7.82%    7.45%    -0.80%   13.18%



Best Quarter:                    Q4 2000               5.06%
--------------------------------------------------------------------------------
Worst Quarter:                   Q1 1994              -2.09%

Average Annual Total Return*
(as of 12/31/00)
                                 1          5          10
                               Year       Years       Years
--------------------------------------------------------------------------------

Intermediate Government
Bond Fund                     13.18%      6.24%       7.08%

Lehman Brothers
Intermediate Government
Bond Index                    10.47%      6.19%       7.19%

* The Fund is the successor, effective March 24, 1997, to a collective investment fund managed by Harris Trust with investment objectives and policies that were, in all material respects, equivalent to those of the Fund. The performance of the Fund includes the performance of the predecessor fund from its inception on January 1, 1985 until its conversion into a mutual fund. The predecessor fund's performance was adjusted to reflect the Fund's estimate of its expense ratio for the first year of operation as a mutual fund. The predecessor fund was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

                    RISK CONSIDERATIONS - FIXED INCOME FUNDS

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.

              FUNDS
   PRINCIPAL                                                                    Intermediate          Short/       Intermediate
   RISKS FOR ONE            Convertible       Tax-Exempt                         Tax-Exempt       Intermediate      Government
   OR MORE FUNDS            Securities           Bond              Bond             Bond              Bond             Bond
   Credit                        P                 P                 P                P                 P                P
-------------------------------------------------------------------------------------------------------------------------------

   Interest rate                 P                 P                 P                P                 P                P
-------------------------------------------------------------------------------------------------------------------------------

   Market                        P                 O                 O                O                 O                O
-------------------------------------------------------------------------------------------------------------------------------

   Municipal market                                P                 O                P
-------------------------------------------------------------------------------------------------------------------------------

   Prepayment                                      P                 P                P                 P                P
-------------------------------------------------------------------------------------------------------------------------------

   OTHER RISKS
-------------------------------------------------------------------------------------------------------------------------------

   Counterparty                  O                 O                 O                O                 O                O
-------------------------------------------------------------------------------------------------------------------------------

   Foreign securities            O                                   O                                  O                O
-------------------------------------------------------------------------------------------------------------------------------

   Leverage                      O                 O                 O                O                 O                O
-------------------------------------------------------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o The investment objective
o The Fund's ability to achieve its objective
o The markets in which the Fund invests
o The investments the Fund makes in those markets
o Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK
The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK
The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK
The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

INTEREST RATE RISK
The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

LEVERAGE RISK
The risk that downward price changes in a security may result in a loss greater than a fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

MARKET RISK
The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

MUNICIPAL MARKET RISK
The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PREPAYMENT RISK
The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.

                     FEES AND EXPENSES - FIXED INCOME FUNDS

        The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Fixed Income Funds.


SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None
REDEMPTION FEE                                                              None
EXCHANGE FEE                                                                None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

----------------------------------------------------------------------------------------------------------------------
                                                                       Intermediate         Short/        Intermediate
                               Convertible      Tax-Exempt              Tax-Exempt       Intermediate      Government
                               Securities          Bond       Bond         Bond              Bond             Bond
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees/1/       0.70%            0.60%/2/   0.65%        0.60%/2/          0.70%            0.65%
Other Expenses/1/                 0.39             0.25       0.28         0.23              0.23             0.34
----------------------------------------------------------------------------------------------------------------------
Total Operating Expenses/1/       1.09%            0.85%      0.93%        0.83%             0.93%            0.99%
----------------------------------------------------------------------------------------------------------------------

/1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect waivers of advisory fees by the adviser and sub-administration fees by PFPC Inc. (These voluntary waivers are expected to remain in effect until at least December 31, 2001 and may be decreased by the adviser and/or PFPC Inc., subject to approval, in the case of advisory fees, by the Board of Trustees.) After these waivers, actual Fund advisory fees, Other Expenses and Total Operating Expenses for the fiscal year ended December 31, 2000 were:

                                                                         Intermediate      Short/        Intermediate
                                  Convertible   Tax-Exempt                Tax-Exempt    Intermediate      Government
                                  Securities       Bond         Bond         Bond           Bond             Bond
     ----------------------------------------------------------------------------------------------------------------
     Investment Advisory Fees         0.57%         0.00%/2/     0.33%        0.00%/2/       0.37%            0.18%
     Other Expenses                   0.35          0.25         0.27         0.23           0.23             0.32
     Total Operating Expenses         0.92%         0.25%        0.60%        0.23%          0.60%            0.50%
     ----------------------------------------------------------------------------------------------------------------

/2/ Commencing October 18, 1999, the adviser has waived its entire advisory fee for the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund. Those waivers may be reduced or terminated at any time at the option of the adviser.

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Harris Insight Fixed Income Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                                                                   Intermediate         Short/        Intermediate
                Convertible      Tax-Exempt                         Tax-Exempt       Intermediate      Government
                Securities          Bond              Bond             Bond              Bond             Bond
------------------------------------------------------------------------------------------------------------------
One Year           $111               $87              $95               $85              $95              $101
------------------------------------------------------------------------------------------------------------------
Three Years         347               271              296               265              296               315
------------------------------------------------------------------------------------------------------------------
Five Years          601               471              515               460              515               547
------------------------------------------------------------------------------------------------------------------
Ten Years         1,329             1,049            1,143             1,025            1,143             1,213
------------------------------------------------------------------------------------------------------------------

              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS


  These Funds offer investors the opportunity to derive income from a portfolio of money market instruments with a stable net asset value. They invest in short-term securities issued by banks, other U.S. corporations, the U.S.
 government, state or local governments, and other entities. These money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, COMMERCIAL PAPER, ASSET-BACKED
                     SECURITIES and REPURCHASE AGREEMENTS.

WHY INVEST IN MONEY MARKET FUNDS?
These funds are especially well-suited for conservative investors who seek -
o Current income
o Stability of principal (they are managed in an attempt to maintain a share price of $1.00)

WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?
Money market funds must conform to a number of regulations, including rules that require each fund to -
o Limit the DOLLAR-WEIGHTED AVERAGE MATURITY of their investments to 90 days or less
o Buy only high-quality, short-term money market instruments
o Buy securities with remaining maturities no longer than 397 days


   TERMS TO KNOW
   COMMERCIAL PAPER
   Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

   ASSET-BACKED SECURITIES
   See page 23.

   REPURCHASE AGREEMENTS
   See page 24.

   DOLLAR-WEIGHTED AVERAGE MATURITY
   See page 21.


--------------------------------------------------------------------------------

     Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

     Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

     The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

     Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 32.

--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------
                          TAX-EXEMPT MONEY MARKET FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that are generally exempt from federal income tax and are not subject to the ALTERNATIVE MINIMUM TAX.

The Fund will invest primarily in high-quality MUNICIPAL SECURITIES that are generally exempt from federal income taxes and will purchase only U.S. dollar-denominated securities.

In addition, the Fund will purchase only securities (other than U.S. GOVERNMENT SECURITIES) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 32.)
o  Credit risk
o  Municipal market risk
o  Principal stability risk

TERMS TO KNOW
ALTERNATIVE MINIMUM TAX (AMT)
See page 20.

MUNICIPAL SECURITIES
See page 20.

U.S. GOVERNMENT SECURITIES
See page 19.


HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1995    1996     1997     1998     1999     2000
3.60%   3.19%    3.47%    3.35%    3.07%    3.94%



Best Quarter:                    Q4 2000               1.03%
--------------------------------------------------------------------------------
Worst Quarter:                   Q1 1999               0.68%

AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/00)
                                1           5      Inception
                               Year       Years     (1/5/94)
--------------------------------------------------------------------------------

Tax-Exempt
Money Market Fund              3.94%      3.40%       3.31%

As of December 31, 2000, the seven-day yield for the Fund was 4.40%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 6.25%. For current yield information, please call 800.982.8782.

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. GOVERNMENT SECURITIES, as well as bank and commercial obligations. COMMERCIAL PAPER purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 32.)
o  Credit risk
o  Foreign securities risk
o  Principal stability risk

TERMS TO KNOW
U.S. GOVERNMENT SECURITIES
See page 19.

COMMERCIAL PAPER
See page 28.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1995    1996     1997     1998     1999     2000
5.86%   5.38%    5.66%    5.61%    5.29%    6.46%



Best Quarter:                    Q4 2000               1.66%
--------------------------------------------------------------------------------
Worst Quarter:                   Q2 1999               1.23%

Average Annual Total Return
(as of 12/31/00)
                                1           5      Inception
                               Year       Years     (1/5/94)
--------------------------------------------------------------------------------

Money Market Fund              6.46%      5.68%       5.47%

As of December 31, 2000, the seven-day yield for the Fund was 6.58%. For current yield information, please call 800.982.8782.

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund invests exclusively in short-term securities issued by the U.S. government, its agencies or instrumentalities, and REPURCHASE AGREEMENTS backed by those securities, all of which are deemed to be of minimal credit risk by the adviser.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 32.)
o Credit risk
o Principal stability risk

TERMS TO KNOW
REPURCHASE AGREEMENTS
See page 24.


HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)

1995    1996     1997     1998     1999     2000
5.79%   5.24%    5.48%    5.43%    5.04%    6.24%



Best Quarter:                    Q4 2000               1.61%
--------------------------------------------------------------------------------
Worst Quarter:                   Q2 1999               1.18%

Average Annual Total Return
(as of 12/31/00)
                                1           5       Inception
                               Year       Years     (5/16/94)
--------------------------------------------------------------------------------

Government Money
Market Fund                    6.24%      5.48%       5.43%

As of December 31, 2000, the seven-day yield for the Fund was 6.34%. For current yield information, please call 800.982.8782.

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.

                      FUNDS
   PRINCIPAL                       Tax-Exempt                        Government
   RISKS FOR ONE                     Money           Money             Money
   OR MORE FUNDS                     Market          Market            Market
-------------------------------------------------------------------------------

   Credit                               P               P                 P
-------------------------------------------------------------------------------

   Foreign Securities                                   P
-------------------------------------------------------------------------------

   Municipal market                     P
-------------------------------------------------------------------------------

   Principal stability                  P               P                 P
-------------------------------------------------------------------------------

   OTHER RISKS
-------------------------------------------------------------------------------

   Counterparty                         O               O                 O


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

o The investment objective
o The Fund's ability to achieve its objective
o The markets in which the Fund invests
o The investments the Fund makes in those markets
o Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.


COUNTERPARTY RISK
The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK
The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK
The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

MUNICIPAL MARKET RISK
The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK
The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                     FEES AND EXPENSES - MONEY MARKET FUNDS

 The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                            None
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                        None
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                 None
REDEMPTION FEE                                                              None
EXCHANGE FEE                                                                None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)
--------------------------------------------------------------------------------
                                Tax-Exempt           Money          Government
                               Money Market          Market         Money Market
--------------------------------------------------------------------------------
Investment Advisory Fees           0.10%             0.10%             0.11%
Other Expenses/1/                  0.14              0.13              0.14
--------------------------------------------------------------------------------
Total Operating Expenses/1/        0.24%             0.23%             0.25%
--------------------------------------------------------------------------------

/1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect voluntary expense reductions (expense reimbursements and fee waivers) by Harris Trust. (These voluntary waivers are expected to remain in effect until at least December 31, 2001 and may be decreased by Harris Trust.) After these reductions, actual Other Expenses and Total Operating Expenses of the Funds for the fiscal year ended December 31, 2000 were:

                                                     Money          Government
                                                     Market         Money Market
     --------------------------------------------------------------------------
     Other Expenses                                  0.08%             0.09%
     Total Operating Expenses                        0.18%             0.20%
     --------------------------------------------------------------------------


Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Harris Insight Money Market Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

                               Tax-Exempt             Money          Government
                              Money Market           Market         Money Market
--------------------------------------------------------------------------------
One Year                          $25                  $24              $26
--------------------------------------------------------------------------------
Three Years                        77                   74               80
--------------------------------------------------------------------------------
Five Years                        135                  130              141
--------------------------------------------------------------------------------
Ten Years                         306                  293              318
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds. In the case of the International Fund and the Emerging Markets Fund, HIM has appointed and oversees the activities of Hansberger Global Investors, Inc. as the investment sub-adviser. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2000, HIM managed approximately $15.9 billion in assets.

Prior to May 1, 2001, Harris Trust and Savings Bank (Harris Trust), an Illinois state-chartered bank and a member of the Federal Reserve System, was the investment adviser and HIM was the Portfolio Management Agent for the Funds. Harris Trust is the successor to the investment banking firm of N.W. Harris & Co., which was organized in 1882 and incorporated in 1907. At December 31, 2000, Harris Trust, the largest bank owned by Harris Bankcorp, Inc., had total discretionary assets under management of approximately $26.6 billion, including $12.7 billion in discretionary personal trust assets, and administered more than $16.7 billion in non-discretionary personal trust assets.

ADVISORY FEES
The following chart shows the investment advisory fees paid, before fee waivers, by each Fund during its last fiscal year. (The advisory fees for the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, and the Technology Fund are based on estimated amounts for the current fiscal year.)

MANAGEMENT FEES PAID
(expressed as a percentage of average net assets)
Balanced Fund.............................................0.60%
Index Fund................................................0.25
Equity Income Fund........................................0.70
Equity Fund...............................................0.70
Core Equity Fund..........................................0.90
Small-Cap Value Fund......................................0.80
Small-Cap Opportunity Fund................................1.00
International Fund........................................1.05
Large-Cap Aggressive Growth Fund..........................0.75
Small-Cap Aggressive Growth Fund..........................0.75
Emerging Markets Fund.....................................1.25
Technology Fund...........................................0.75
Convertible Securities Fund...............................0.70
Tax-Exempt Bond Fund......................................0.60
Bond Fund.................................................0.65
Intermediate Tax-Exempt Bond Fund.........................0.60
Short/Intermediate Bond Fund..............................0.70
Intermediate Government Bond Fund.........................0.65

Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market
Fund: 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc. (Hansberger) serves as investment sub-adviser to, and makes all investment decisions for, the International Fund and the Emerging Markets Fund. Hansberger, founded in 1994, is a wholly-owned subsidiary of Hansberger Group, Inc. and provides a broad range of portfolio management services to clients in the U.S. and abroad. As of December 31, 2000, Hansberger managed approximately $3.1 billion in assets. Hansberger is paid for its investment sub-advisory services from the advisory fees HIM receives.

Many persons on the staffs of the investment adviser and investment sub-adviser contribute to the investment management services provided to the Funds. The individuals named in the following section, however, are primarily responsible for the day-to-day investment management of the Funds.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

INVESTMENT SUB-ADVISER
Hansberger Global Investors, Inc.
515 East Las Olas Blvd., Suite 1300
Fort Lauderdale, Florida 33301

                               PORTFOLIO MANAGERS
                            PORTFOLIO MANAGERS OF THE
                           HARRIS INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------

BALANCED FUND
C. THOMAS JOHNSON, CFA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Johnson joined Harris Trust in 1969. He has served as manager of the Fund since it commenced operations in 1997 and has 31 years of experience in portfolio management.

INDEX FUND
JON D. THANOS, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Thanos joined HIM in 1996. He has 9 years of portfolio management and trading experience and was appointed manager of the Fund in 1999. Mr. Thanos is also manager of the Convertible Securities Fund and co-manager of the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, and the
Technology Fund.

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo joined HIM in 1999. He has 10 years of portfolio management and investment research experience and was appointed co-manager of the Fund in 2000. Mr. Tesseo is also manager of the Small-Cap Value Fund and co-manager of the Small-Cap Aggressive Growth Fund.

EQUITY INCOME FUND
DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Mr. Sido served as portfolio manager for a trust company, managing equity and fixed income portfolios. He has served as manager of the Fund since it commenced operations in 1996 and has over 17 years of investment management experience. Mr. Sido is also co-manager of the Large-Cap Aggressive Growth Fund and the Technology Fund.

EQUITY FUND
DONALD G. M. COXE, CHAIRMAN AND CHIEF STRATEGIST (HIM)
Mr. Coxe joined HIM in 1993. He has served as manager of the Fund since 1996 and has nearly 33 years of institutional investment management experience.

CORE EQUITY FUND
T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Janes joined HIM in 1999. He has served as manager of the Fund since then and has 15 years of portfolio management, investment research and trust administration experience. Mr. Janes is also co-manager of the Large-Cap Aggressive Growth Fund.

SMALL-CAP VALUE FUND
JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo has served as manager of the Fund since 1999. See information for the Index Fund.

SMALL-CAP OPPORTUNITY FUND
PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Kleinaitis joined HIM in 1999. He has served as manager of the Fund since then and has 14 years of portfolio management and investment research experience. Mr. Kleinaitis is also co-manager of the Small-Cap Aggressive Growth Fund and the Technology Fund.

INTERNATIONAL FUND
THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)
Before forming Hansberger in 1994, Mr. Hansberger was Chairman, President and Chief Executive Officer of Templeton Worldwide, Inc. While at Templeton, he served as director of research and was an officer, director or primary portfolio manager for several Templeton mutual funds. He leads the International Fund's portfolio team, which has managed the Fund since 1997. The team includes:

     Bryan L. Ward, Senior Vice President, Research
     Aureole Foong, Managing Director, Asian Research
     Ronald W. Holt, Vice President, Research

LARGE-CAP AGGRESSIVE GROWTH FUND
T. ANDREW JANES, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Janes has served as co-manager of the Fund since it commenced operations in 2000. See information for the Core Equity Fund.

DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Sido has served as co-manager of the Fund since it commenced operations in 2000. See information for the Equity Income Fund.

JON D. THANOS, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Thanos has served as co-manager of the Fund since it commenced operations in 2000. See information for the Index Fund.

SMALL-CAP AGGRESSIVE GROWTH FUND
PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Kleinaitis has served as co-manager of the Fund since it commenced operations in 2001. See information for the Small-Cap Opportunity Fund.

JON K. TESSEO, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Tesseo has served as co-manager of the Fund since it commenced operations in 2001. See information for the Index Fund.

JON D. THANOS, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Thanos has served as co-manager of the Fund since it commenced operations in 2001. See information for the Index Fund.

EMERGING MARKETS FUND
THOMAS L. HANSBERGER, CHAIRMAN AND CHIEF EXECUTIVE OFFICER (HANSBERGER)
Mr. Hansberger leads the Emerging Markets Fund's portfolio team, which has managed the Fund since it commenced operations in 1997. See information for the International Fund. The team includes:

     Francisco J. Alzuru, Managing Director, Latin America
     Robert X. Mazuelos, Senior Vice President, Research
     Elena V. Denisova, Vice President, Research
     Stephen W. Ho, Vice President, Research

TECHNOLOGY FUND
DANIEL L. SIDO, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Sido has served as co-manager of the Fund since it commenced operations in 2000. See information for the Equity Income Fund.

PAUL KLEINAITIS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Kleinaitis has served as co-manager of the Fund since it commenced operations in 2000. See information for the Small-Cap Opportunity Fund.

JON D. THANOS, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Thanos has served as co-manager of the Fund since it commenced operations in 2000. See information for the Index Fund.



                            PORTFOLIO MANAGERS OF THE
                        HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------

CONVERTIBLE SECURITIES FUND
JON D. THANOS, PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Thanos has served as manager of the Fund since 1999. See information for the Index Fund.

TAX-EXEMPT BOND FUND
GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1998, Mr. Selby served as Executive Director of Municipal Bond Sales for a brokerage firm. He has 18 years of municipal bond sales experience and was appointed manager of the Fund in 1998. Mr. Selby is also manager of the Intermediate Tax-Exempt Bond Fund.

BOND FUND
LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Ms. Alter served as portfolio manager for a major mutual fund investment management firm. She has 16 years of experience in the fixed-income investment area and has served as co-manager of the Fund since it commenced operations in 1996. Ms. Alter is also co-manager of the Short/Intermediate Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1994, Ms. Svagera was Principal/Vice President at an investment management firm where she focused on the mortgage and asset-backed securities markets. She has 18 years of experience in the fixed-income market and has served as co-manager of the Fund since it commenced operations in 1996. Ms. Svagera is also manager of the Intermediate Government Bond Fund and co-manager of the Short/Intermediate Bond Fund.

INTERMEDIATE TAX-EXEMPT BOND FUND
GEORGE W. SELBY, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Mr. Selby has served as manager of the Fund since 1998. See information for the Tax-Exempt Bond Fund.

SHORT/INTERMEDIATE BOND FUND
LAURA ALTER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Alter has served as manager of the Fund since 1994. See information for the Bond Fund.

MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Svagera has served as co-manager of the Fund since 1996. See information for the Bond Fund.

INTERMEDIATE GOVERNMENT BOND FUND
MAUREEN SVAGERA, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Ms. Svagera has served as manager of the Fund since it commenced operations in 1997. See information for the Bond Fund.



                            PORTFOLIO MANAGERS OF THE
                        HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)
Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 9 years of investment management experience and was appointed manager of the Fund in 1998.

MONEY MARKET FUND
RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther joined Harris Trust in 1990. He has 12 years of investment management experience and was appointed manager of the Fund in 1995.

GOVERNMENT MONEY MARKET FUND
RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther has served as manager of the Fund since 1995. See information for the Money Market Fund.

                             PRICING OF FUND SHARES

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
Each Fund calculates its net asset value per share (NAV) on each day on which both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business.

HOW THE FUNDS CALCULATE NAV
The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

NON-MONEY MARKET FUNDS
The NAV is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) and is generally based on the last sale prices of all securities held by the Fund and the number of shares outstanding. A Fund's securities are valued based on market value or, where market quotations are not readily available, are based on fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

Foreign securities are valued on the basis of quotations from the primary markets in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If the value of a foreign security has been materially affected by events occurring after the close of a foreign market, it may be valued by another method that the board believes reflects fair value. Foreign securities may trade in their local markets on weekends or other days when a Fund does not price its shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

MONEY MARKET FUNDS
The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for each of the Money Market Fund and the Government Money Market Fund is calculated as of 2:30 p.m., Eastern time. In its attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional shares are sold to the following investors:
o Fiduciary and discretionary accounts of institutions
o Financial institutions, such as banks, savings institutions and credit unions
o Pension and profit sharing and employee benefit plans and trusts
o Insurance companies
o Investment companies
o Investment advisers
o Broker/dealers investing for their own accounts or for the accounts of other institutional investors

Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, the investment adviser, Harris Trust and its affiliated banks, the distributor and the investment adviser's other investment advisory clients.

OPENING A NEW ACCOUNT IS EASY
There are three convenient ways to invest in the Harris Insight Funds.

                 BY MAIL

Complete and sign an application for Institutional shares.

Make your check payable to the Harris Insight Funds.

If you are adding to your existing account, indicate your Fund account number directly on the check.

Mail your application and check to:
   Harris Insight Funds
   c/o PFPC Inc.
   P.O. Box 8952
   Wilmington, DE 19899-8952



             BY BANK WIRE

Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

Please be sure to furnish your taxpayer identification number.

Then wire your investment to:
   PNC Bank, N.A.
   Philadelphia, PA
   ABA #0310-0005-3
   For Credit To:
      Harris Insight Funds
      85-5093-2950
   Re: [Name of Fund]--
      Institutional shares
   Account No.:
   Account Name:
   Taxpayer ID No.:

If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By Mail."

The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.



           THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.



The Harris Insight Funds do not require a minimum investment to initiate or add to your investment program.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third-party checks. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the NAV next calculated after your investment is received. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

MORE ABOUT BUYING SHARES

TAXPAYER IDENTIFICATION
You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION
The Funds are open for business each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business. The Funds are closed for business on:

New Year's Day                      Memorial Day                Veterans' Day
Martin Luther King, Jr. Day         Independence Day            Thanksgiving Day
Presidents' Day                     Labor Day                   Christmas Day
Good Friday                         Columbus Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.


                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

ACCESSING YOUR MONEY IS EASY

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.

            BY MAIL
           AND CHECK
You may sell shares by writing the Funds at:

   Harris Insight Funds
   c/o PFPC Inc.
   P.O. Box 8952
   Wilmington, DE 19899-8952.

A check for your proceeds will be mailed to you.



         BY TELEPHONE
           AND CHECK
If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

A check for your proceeds will be mailed to you.



       BY TELEPHONE AND
           BANK WIRE
If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.



        THROUGH FINANCIAL
    INSTITUTION/PROFESSIONAL
Contact your financial institution or professional for more information.

Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See page 41 for more information.)

The Funds reserve the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED
Your shares will be sold at the NAV next calculated after your order is accepted by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under unusual circumstances, the Funds may suspend redemptions, if allowed by the Securities and Exchange Commission, or postpone payment.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SIGNATURE GUARANTEES
The Funds use signature guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is --

o Payable to anyone other than the shareholder(s) of record
o To be mailed to an address other than the address of record
o To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS
Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.


ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION EXCHANGING SHARES
You can exchange your Institutional shares of a Fund for Institutional shares of any other Harris Insight Fund, provided that:
o Shares have been held for at least seven days,
o Account registration stays the same, and
o The shares you wish to buy are registered for sale in your home state.

Under certain circumstances, the Funds may:
o Limit the number of exchanges between Funds
o Reject a telephone exchange order
o Modify or discontinue the exchange privilege upon 60 days' written notice

The procedures that apply to redeeming shares also apply to exchanging shares.

TELEPHONE TRANSACTIONS
You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS
Your investment will be easy to track. During the year, you will receive:
o An annual account statement
o A quarterly consolidated statement
o A confirmation statement, each time you buy, sell or exchange shares
o Annual and semi-annual reports to shareholders for each Fund in which you invest.


For more information on any of Harris Insight Funds' shareholder services, please call 800.982.8782

                        DIVIDENDS AND TAX CONSIDERATIONS

Dividends of net investment income, if any, are declared and paid at least annually by each Fund. Following is the schedule of payments:

   FUND                                                        DECLARED AND PAID
--------------------------------------------------------------------------------

   Balanced Fund                                               Quarterly
--------------------------------------------------------------------------------
   Index Fund                                                  Quarterly
--------------------------------------------------------------------------------
   Equity Income Fund                                          Quarterly
--------------------------------------------------------------------------------
   Equity Fund                                                 Quarterly
--------------------------------------------------------------------------------
   Core Equity Fund                                            Annually
--------------------------------------------------------------------------------
   Small-Cap Value Fund                                        Annually
--------------------------------------------------------------------------------
   Small-Cap Opportunity Fund                                  Annually
--------------------------------------------------------------------------------
   International Fund                                          Annually
--------------------------------------------------------------------------------
   Large-Cap Aggressive Growth Fund                            Annually
--------------------------------------------------------------------------------
   Small-Cap Aggressive Growth Fund                            Annually
--------------------------------------------------------------------------------
   Emerging Markets Fund                                       Annually
--------------------------------------------------------------------------------
   Technology Fund                                             Annually
--------------------------------------------------------------------------------
   Convertible Securities Fund                                 Quarterly
--------------------------------------------------------------------------------
   Tax-Exempt Bond Fund                                        Daily/Monthly
--------------------------------------------------------------------------------
   Bond Fund                                                   Daily/Monthly
--------------------------------------------------------------------------------
   Intermediate Tax-Exempt Bond Fund                           Daily/Monthly
--------------------------------------------------------------------------------
   Short/Intermediate Bond Fund                                Daily/Monthly
--------------------------------------------------------------------------------
   Intermediate Government Bond Fund                           Daily/Monthly
--------------------------------------------------------------------------------
   Tax-Exempt Money Market Fund                                Daily/Monthly
--------------------------------------------------------------------------------
   Money Market Fund                                           Daily/Monthly
--------------------------------------------------------------------------------
   Government Money Market Fund                                Daily/Monthly

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

TERMS TO KNOW
EXEMPT-INTEREST DIVIDENDS
Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

                            DISTRIBUTION ARRANGEMENTS
MULTIPLE CLASSES

Each of the Tax-Exempt Money Market Fund and Government Money Market Fund offers two classes of shares: N Shares and Institutional Shares. Each of the Large-Cap Aggressive Growth Fund, Small-Cap Aggressive Growth Fund, and Technology Fund offers two classes of shares: B Shares and Institutional Shares. Each of the Convertible Securities Fund, Intermediate Tax-Exempt Bond Fund and Short/Intermediate Bond Fund offers three classes of shares: N Shares, A Shares and Institutional Shares. Each of Index Fund and Money Market Fund offers three classes of shares: N Shares, B Shares and Institutional Shares. Each of the Balanced Fund, Equity Income Fund, Equity Fund, Core Equity Fund, Small-Cap Value Fund, Small-Cap Opportunity Fund, International Fund, Emerging Markets Fund, Tax-Exempt Bond Fund, Bond Fund, and Intermediate Government Bond Fund offers four classes of shares: N Shares, A Shares, B Shares and Institutional Shares. The shares of each class are offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS
   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund Institutional Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in
  Institutional Shares of each Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.



These financial highlights should be read with the financial statements.

                                                                                            BALANCED
                                                                                              FUND

                                                                                                                03/24/97(3)
                                                                       12/31/00      12/31/99       12/31/98   to 12/31/97


   Net Asset Value, Beginning of Period                                 $12.38        $14.44        $14.93        $12.74
                                                                        ------        ------        ------        ------

   Income from Investment Operations:
   Net Investment Income                                                 0.389         0.444         0.492         0.377
   Net Realized and Unrealized Gain/(Loss) on Investments                1.115        (0.668)        0.753         2.185
                                                                        ------        ------        ------        ------
   Total from Investment Operations                                      1.504        (0.224)        1.245         2.562
                                                                        ------        ------        ------        ------

   Less Distributions:
   Net Investment Income                                                (0.391)       (0.435)       (0.494)       (0.372)
   Net Realized Gains                                                   (0.223)       (1.401)       (1.241)           --
                                                                        ------        ------        ------        ------
   Total Distributions                                                  (0.614)       (1.836)       (1.735)       (0.372)
                                                                        ------        ------        ------        ------
   Net Asset Value, End of Period                                       $13.27        $12.38        $14.44        $14.93
                                                                        ======        ======        ======        ======

   Total Return                                                         12.31%       (1.30)%         8.61%      20.24%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                     56,197        21,871        56,027      69,415
   Ratio of Expenses to Average Net Assets                               0.88%         0.88%         0.88%       0.88%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)           1.14%         1.05%         0.98%       0.92%(1)
   Ratio of Net Investment Income to Average Net Assets                  2.99%         2.84%         3.16%       3.45%(1)
   Portfolio Turnover Rate                                             141.47%        67.77%        70.93%     108.29%(1)


                                                                                             INDEX
                                                                                              FUND

                                                                                                                        02/26/96(3)
                                                                    12/31/00     12/31/99     12/31/98       12/31/97     12/31/96


   Net Asset Value, Beginning of Period                              $33.21       $28.35       $23.51        $18.48      $16.72
                                                                     ------       ------       ------        ------      ------

   Income from Investment Operations:
   Net Investment Income                                              0.274        0.307        0.304         0.278       0.268
   Net Realized and Unrealized Gain/(Loss) on Investments            (3.337)       5.420        6.247         5.742       2.104
                                                                     ------       ------       ------        ------      ------
   Total from Investment Operations                                  (3.063)       5.727        6.551         6.020       2.372
                                                                     ------       ------       ------        ------      ------

   Less Distributions:
   Net Investment Income                                             (0.270)      (0.305)      (0.303)       (0.281)     (0.268)
   Net Realized Gains                                                (1.487)      (0.562)      (1.408)       (0.709)     (0.344)
                                                                     ------       ------       ------        ------      ------
   Total Distributions                                               (1.757)      (0.867)      (1.711)       (0.990)     (0.612)
                                                                     ------       ------       ------        ------      ------
   Net Asset Value, End of Period                                    $28.39       $33.21       $28.35        $23.51      $18.48
                                                                     ======       ======       ======        ======      ======

   Total Return                                                     (9.33)%       20.40%       28.22%        32.78%    14.26%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                532,044       549,696      362,568       292,196     143,954
   Ratio of Expenses to Average Net Assets                           0.45%         0.45%        0.45%         0.45%     0.45%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)       0.47%         0.46%        0.46%         0.47%     0.49%(1)
   Ratio of Net Investment Income to Average Net Assets              0.85%         1.04%        1.16%         1.39%     1.85%(1)
   Portfolio Turnover Rate                                           8.39%         2.17%        5.59%         7.10%     4.71%



                                                                                      EQUITY INCOME
                                                                                           FUND

                                                                                                                     02/26/96(3)
                                                                 12/31/00     12/31/99      12/31/98     12/31/97    to 12/31/96


   Net Asset Value, Beginning of Period                           $20.40       $19.27       $16.32       $13.73        $13.34
                                                                  ------       ------       ------       ------        ------

   Income from Investment Operations:
   Net Investment Income                                           0.201        0.168        0.218        0.272         0.270
   Net Realized and Unrealized Gain/(Loss) on Investments         (0.883)       1.713        3.492        4.050         1.387
                                                                  ------       ------       ------       ------        ------
   Total from Investment Operations                               (0.682)       1.881        3.710        4.322         1.657
                                                                  ------       ------       ------       ------        ------

   Less Distributions:
   Net Investment Income                                          (0.198)      (0.173)      (0.216)      (0.268)       (0.269)
   Net Realized Gains                                             (0.350)      (0.578)      (0.544)      (1.464)       (0.998)
                                                                  ------       ------       ------       ------        ------
   Total Distributions                                            (0.548)      (0.751)      (0.760)      (1.732)       (1.267)
                                                                  ------       ------       ------       ------        ------
   Net Asset Value, End of Period                                 $19.17       $20.40       $19.27       $16.32        $13.73
                                                                  ======       ======       ======       ======        ======

   Total Return                                                  (3.33)%        9.87%       22.97%       31.90%      12.46%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                               64,739       79,458       62,204       40,424        31,760
   Ratio of Expenses to Average Net Assets                         0.93%        0.93%        0.93%        0.93%       0.93%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)     1.02%        0.99%        0.96%        0.96%       0.97%(1)
   Ratio of Net Investment Income to Average Net Assets            1.01%        0.86%        1.26%        1.69%       2.36%(1)
   Portfolio Turnover Rate                                        20.90%       18.57%       21.60%       29.87%     52.77%


(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operation.


                                      44-45



                                                                                                 EQUITY
                                                                                                  FUND

                                                                                                                         02/26/96(3)
                                                                      12/31/00     12/31/99     12/31/98     12/31/97     12/31/96


   Net Asset Value, Beginning of Period                                $14.63       $17.03        $17.59        $15.53      $15.30
                                                                       ------       ------        ------        ------      ------

   Income from Investment Operations:
   Net Investment Income                                                0.049        0.049         0.116         0.234       0.189
   Net Realized and Unrealized Gain/(Loss) on Investments               1.113       (0.339)        2.224         5.190       1.898
                                                                       ------       ------        ------        ------      ------
   Total from Investment Operations                                     1.162       (0.290)        2.340         5.424       2.087
                                                                       ------       ------        ------        ------      ------

   Less Distributions:
   Net Investment Income                                               (0.047)      (0.050)       (0.114)       (0.235)     (0.193)
   Net Realized Gains                                                  (3.195)      (2.060)       (2.786)       (3.129)     (1.664)
                                                                       ------       ------        ------        ------      ------
   Total Distributions                                                 (3.242)      (2.110)       (2.900)       (3.364)     (1.857)
                                                                       ------       ------        ------        ------      ------
   Net Asset Value, End of Period                                      $12.55       $14.63        $17.03        $17.59      $15.53
                                                                       ======       ======        ======        ======      ======

   Total Return                                                         8.48%      (1.57)%        13.80%        35.89%    13.66%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                   346,111      579,754       841,119       845,829     568,400
   Ratio of Expenses to Average Net Assets                              0.93%        0.90%         0.89%         0.88%     0.90%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)          0.93%        0.91%         0.89%         0.88%     0.90%(1)
   Ratio of Net Investment Income to Average Net Assets                 0.31%        0.29%         0.64%         1.33%     1.43%(1)
   Portfolio Turnover Rate                                             68.09%       65.13%        76.92%        81.48%    75.20%



                                                                                                 GROWTH
                                                                                                  FUND

                                                                                                                         02/26/96(3)
                                                                     12/31/00     12/31/99      12/31/98     12/31/97    to 12/31/96


   Net Asset Value, Beginning of Period                                $29.14       $26.25       $22.67        $18.69      $17.01
                                                                       ------       ------       ------        ------      ------

   Income from Investment Operations:
   Net Investment Income                                               (1.903)      (0.042)       0.012         0.048       0.062
   Net Realized and Unrealized Gain/(Loss) on Investments              (0.310)       4.319        5.583         6.026       2.746
                                                                       ------       ------       ------        ------      ------
   Total from Investment Operations                                    (2.213)       4.277        5.595         6.074       2.808
                                                                       ------       ------       ------        ------      ------

   Less Distributions:
   Net Investment Income                                                   --           --       (0.009)       (0.048)     (0.063)
   Net Realized Gains                                                  (2.087)      (1.387)      (2.006)       (2.046)     (1.065)
                                                                       ------       ------       ------        ------      ------
   Total Distributions                                                 (2.087)      (1.387)      (2.015)       (2.094)     (1.128)
                                                                       ------       ------       ------        ------      ------
   Net Asset Value, End of Period                                      $24.84       $29.14       $26.25        $22.67      $18.69
                                                                       ======       ======       ======        ======      ======

   Total Return                                                       (7.67)%       16.56%       25.03%        32.81%    16.43%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                   166,310      182,283      144,759       109,140      76,516
   Ratio of Expenses to Average Net Assets                              1.10%        1.10%        1.10%         1.10%     1.10%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)          1.16%        1.14%        1.11%         1.11%     1.14%(1)
   Ratio of Net Investment Income to Average Net Assets               (0.22)%      (0.16)%        0.05%         0.22%     0.42%(1)
   Portfolio Turnover Rate                                             43.74%       35.11%       34.96%        37.02%      35.36%



                                                                                            SMALL-CAP
                                                                                            VALUE FUND

                                                                                                               03/24/97(3)
                                                                        12/31/00     12/31/99      12/31/98    to 12/31/97


   Net Asset Value, Beginning of Period                                   $30.29       $30.69       $33.02       $28.29
                                                                          ------       ------       ------       ------

   Income from Investment Operations:
   Net Investment Income                                                   0.031        0.124        0.132        0.146
   Net Realized and Unrealized Gain/(Loss) on Investments                  9.854        0.015       (1.312)       7.467
                                                                          ------       ------       ------       ------
   Total from Investment Operations                                        9.885        0.139       (1.180)       7.613
                                                                          ------       ------       ------       ------

   Less Distributions:
   Net Investment Income                                                  (0.030)      (0.122)      (0.139)      (0.139)
   Net Realized Gains                                                     (2.795)      (0.417)      (1.011)      (2.744)
                                                                          ------       ------       ------       ------
   Total Distributions                                                    (2.825)      (0.539)      (1.150)      (2.883)
                                                                          ------       ------       ------       ------
   Net Asset Value, End of Period                                         $37.35       $30.29       $30.69       $33.02
                                                                          ======       ======       ======       ======

   Total Return                                                           34.45%        0.49%      (3.93)%     27.11%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                      149,791      115,544      143,525       99,816
   Ratio of Expenses to Average Net Assets                                 0.99%        0.99%        0.99%      0.99%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)             1.08%        1.04%        1.05%      1.06%(1)
   Ratio of Net Investment Income to Average Net Assets                    0.10%        0.37%        0.56%      0.63%(1)
   Portfolio Turnover Rate                                                80.97%       70.84%       76.44%     91.66%(1)



                                                                                           SMALL-CAP
                                                                                        OPPORTUNITY FUND

                                                                                                                     02/26/96(3)
                                                                  12/31/00     12/31/99     12/31/98     12/31/97    to 12/31/96

   Net Asset Value, Beginning of Period                            $24.17       $17.85        $17.71        $15.52      $14.24
                                                                   ------       ------        ------        ------      ------

   Income from Investment Operations:
   Net Investment Income                                           (0.145)      (0.039)       (0.047)        0.007       0.057
   Net Realized and Unrealized Gain/(Loss) on Investments           1.528        7.124         0.258         3.865       1.998
                                                                   ------       ------        ------        ------      ------
   Total from Investment Operations                                 1.383        7.085         0.211         3.872       2.055
                                                                   ------       ------        ------        ------      ------

   Less Distributions:
   Net Investment Income                                               --           --            --        (0.012)     (0.057)
   Net Realized Gains                                              (5.673)      (0.765)       (0.071)       (1.670)     (0.718)
                                                                   ------       ------        ------        ------      ------
   Total Distributions                                             (5.673)      (0.765)       (0.071)       (1.682)     (0.775)
                                                                   ------       ------        ------        ------      ------
   Net Asset Value, End of Period                                  $19.88       $24.17        $17.85        $17.71      $15.52
                                                                   ======       ======        ======        ======      ======

   Total Return                                                     6.75%       40.14%         1.16%        25.47%    14.49%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                               465,215      432,071       296,719       274,353     150,306
   Ratio of Expenses to Average Net Assets                          1.20%        1.20%         1.20%         1.20%       1.20%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)      1.22%        1.21%         1.21%         1.21%       1.22%(1)
   Ratio of Net Investment Income to Average Net Assets           (0.70)%      (0.50)%       (0.28)%         0.03%       0.46%(1)
   Portfolio Turnover Rate                                         86.88%       59.99%        51.49%        39.63%      46.13%




                                                                                           INTERNATIONAL
                                                                                                FUND

                                                                                                                       02/26/96(3)
                                                                   12/31/00     12/31/99      12/31/98     12/31/97    to 12/31/96

   Net Asset Value, Beginning of Period                              $15.89       $12.55       $13.33        $15.46      $15.04
                                                                     ------       ------       ------        ------      ------

   Income from Investment Operations:
   Net Investment Income                                              0.120        0.117        0.166         0.116       0.128
   Net Realized and Unrealized Gain/(Loss) on Investments            (1.606)       3.309       (0.787)       (0.858)      0.485
                                                                     ------       ------       ------        ------      ------
   Total from Investment Operations                                  (1.486)       3.426       (0.621)       (0.742)      0.613
                                                                     ------       ------       ------        ------      ------

   Less Distributions:
   Net Investment Income                                             (0.044)      (0.086)      (0.159)       (0.125)     (0.125)
   Net Realized Gains                                                    --           --           --        (1.263)     (0.068)
                                                                     ------       ------       ------        ------      ------
   Total Distributions                                               (0.044)      (0.086)      (0.159)       (1.388)     (0.193)
                                                                     ------       ------       ------        ------      ------
   Net Asset Value, End of Period                                    $14.36       $15.89       $12.55        $13.33      $15.46
                                                                     ======       ======       ======        ======      ======

   Total Return                                                     (9.34)%       27.33%      (4.64)%       (4.87)%     4.08%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                 254,642      272,886      194,447       172,158     109,747
   Ratio of Expenses to Average Net Assets                            1.35%        1.35%        1.33%         1.40%     1.36%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)        1.36%        1.35%        1.33%         1.42%     1.38%(1)
   Ratio of Net Investment Income to Average Net Assets               0.82%        0.86%        1.64%         0.82%     0.99%(1)
   Portfolio Turnover Rate                                           76.86%       48.49%       45.82%        93.33%       6.72%




                                                                   LARGE-CAP
                                                                   AGGRESSIVE                      EMERGING MARKETS
                                                                  GROWTH FUND                           FUND

                                                                   12/28/00(3)                                          10/21/97(3)
                                                                   to 12/31/00   12/31/00      12/31/99     12/31/98    to 12/31/97

   Net Asset Value, Beginning of Period                               $10.00        $9.64        $5.87        $8.55        $10.00
                                                                       -----        -----        -----        -----         -----

   Income from Investment Operations:
   Net Investment Income                                              (0.001)       0.033       (0.004)       0.023         0.006
   Net Realized and Unrealized Gain/(Loss) on Investments             (0.269)      (2.786)       3.790       (2.688)       (1.456)
                                                                       -----        -----        -----        -----         -----
   Total from Investment Operations                                   (0.270)      (2.753)       3.786       (2.665)       (1.450)
                                                                       -----        -----        -----        -----         -----

   Less Distributions:
   Net Investment Income                                                  --       (0.007)      (0.016)      (0.015)           --
   Net Realized Gains                                                     --           --           --           --            --
                                                                       -----        -----        -----        -----         -----
   Total Distributions                                                    --       (0.007)      (0.016)      (0.015)           --
                                                                       -----        -----        -----        -----         -----
   Net Asset Value, End of Period                                      $9.73        $6.88        $9.64        $5.87         $8.55
                                                                       =====        =====        =====        =====         =====

   Total Return                                                    (2.70)%(2)     (28.55)%      64.53%     (31.16)%    (14.50)%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                       24       32,313       38,155       19,072        18,023
   Ratio of Expenses to Average Net Assets                           1.00%(1)       1.67%        1.70%        1.75%       1.75%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)         --%(4)       1.71%        1.76%        2.08%       2.09%(1)
   Ratio of Net Investment Income to Average Net Assets            (1.00)%(1)       0.37%      (0.17)%        1.06%       0.43%(1)
   Portfolio Turnover Rate                                             0.00%       78.65%       53.69%       34.55%         --%


(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operation.
(4) Not meaningful given short period.

                                      46-47

                                                                     TECHNOLOGY                      CONVERTIBLE
                                                                        FUND                        SECURITIES FUND

                                                                     12/28/00(3)                                         03/24/97(3)
                                                                     to 12/31/00   12/31/00     12/31/99     12/31/98    to 12/31/97
   Net Asset Value, Beginning of Period                                $10.00       $30.55        $24.14        $28.52      $29.15
                                                                        -----        -----         -----         -----       -----

   Income from Investment Operations:
   Net Investment Income                                                   --        0.923         0.983         1.130       0.914
   Net Realized and Unrealized Gain/(Loss) on Investments              (0.280)      (2.851)        6.544        (1.647)      3.120
                                                                        -----        -----         -----         -----       -----
   Total from Investment Operations                                    (0.280)      (1.928)        7.527        (0.517)      4.034
                                                                        -----        -----         -----         -----       -----

   Less Distributions:
   Net Investment Income                                                   --       (0.922)       (0.978)       (1.141)     (0.897)
   Net Realized Gains                                                      --       (3.430)       (0.139)       (2.722)     (3.767)
                                                                        -----        -----         -----         -----       -----
   Total Distributions                                                     --       (4.352)       (1.117)       (3.863)     (4.664)
                                                                        -----        -----         -----         -----       -----
   Net Asset Value, End of Period                                       $9.72       $24.27        $30.55        $24.14      $28.52
                                                                        =====        =====         =====         =====       =====

   Total Return                                                     (2.80)%(2)     (6.48)%        32.07%       (1.80)%    14.24%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                     2,038       45,557        52,100        49,396      59,384
   Ratio of Expenses to Average Net Assets                            1.00%(1)       0.92%         0.92%         0.92%     0.92%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)          --%(4)       1.09%         1.01%         1.01%     0.96%(1)
   Ratio of Net Investment Income to Average Net Assets               4.47%(1)       3.02%         3.73%         4.05%     3.76%(1)
   Portfolio Turnover Rate                                            0.00%         52.40%        20.14%        48.73%    93.24%(1)

                                                                                              TAX-EXEMPT
                                                                                               BOND FUND

                                                                                                                        02/26/96(3)
                                                                    12/31/00     12/31/99      12/31/98     12/31/97     12/31/96
   Net Asset Value, Beginning of Period                                $9.63       $10.39       $10.52        $10.25      $10.56
                                                                       -----        -----        -----         -----       -----

   Income from Investment Operations:
   Net Investment Income                                               0.525        0.449        0.444         0.461       0.402
   Net Realized and Unrealized Gain/(Loss) on Investments              0.820       (0.760)       0.059         0.391      (0.094)
                                                                       -----        -----        -----         -----       -----
   Total from Investment Operations                                    1.345       (0.311)       0.503         0.852       0.308
                                                                       -----        -----        -----         -----       -----

   Less Distributions:
   Net Investment Income                                              (0.525)      (0.449)      (0.444)       (0.461)     (0.402)
   Net Realized Gains                                                 --           --           (0.189)       (0.121)     (0.216)
                                                                       -----        -----        -----         -----       -----
   Total Distributions                                                (0.525)      (0.449)      (0.633)       (0.582)     (0.618)
                                                                       -----        -----        -----         -----       -----
   Net Asset Value, End of Period                                     $10.45        $9.63       $10.39        $10.52      $10.25
                                                                       =====        =====        =====         =====       =====

   Total Return                                                       14.41%      (3.07)%        4.88%         8.55%     3.04%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                  110,321      126,027      169,060       179,871     165,388
   Ratio of Expenses to Average Net Assets                             0.25%        0.70%        0.79%         0.80%     0.80%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)         0.85%        0.83%        0.80%         0.80%     0.81%(1)
   Ratio of Net Investment Income to Average Net Assets                5.31%        4.44%        4.22%        4.47%      4.60%(1)
   Portfolio Turnover Rate                                           164.85%      225.82%       87.61%        61.52%      61.60%

                                                                                                 BOND
                                                                                                 FUND

                                                                                                                        04/16/96(3)
                                                                    12/31/00     12/31/99      12/31/98     12/31/97    to 12/31/96
   Net Asset Value, Beginning of Period                                $9.49       $10.20       $10.20       $10.07        $10.00
                                                                       -----        -----        -----        -----         -----

   Income from Investment Operations:
   Net Investment Income                                               0.623        0.611        0.604        0.628         0.425
   Net Realized and Unrealized Gain/(Loss) on Investments              0.570       (0.702)       0.103        0.284         0.103
                                                                       -----        -----        -----        -----         -----
   Total from Investment Operations                                    1.193       (0.091)       0.707        0.912         0.528
                                                                       -----        -----        -----        -----         -----

   Less Distributions:
   Net Investment Income                                              (0.623)      (0.611)      (0.604)      (0.628)       (0.425)
   Net Realized Gains                                                     --       (0.008)      (0.103)      (0.154)       (0.033)
                                                                       -----        -----        -----        -----         -----
   Total Distributions                                                (0.623)      (0.619)      (0.707)      (0.782)       (0.458)
                                                                       -----        -----        -----        -----         -----
   Net Asset Value, End of Period                                     $10.06        $9.49       $10.20       $10.20        $10.07
                                                                       =====        =====        =====        =====         =====

   Total Return                                                       13.06%      (0.91)%        7.12%        9.41%       5.40%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                  210,902      157,587      183,831      140,447        43,142
   Ratio of Expenses to Average Net Assets                             0.60%        0.60%        0.60%        0.60%       0.60%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)         0.93%        0.90%        0.88%        0.89%       0.98%(1)
   Ratio of Net Investment Income to Average Net Assets                6.48%        6.20%        5.89%        6.25%       6.03%(1)
   Portfolio Turnover Rate                                            94.61%       92.79%       64.93%      138.30%       116.02%

                                                                                        INTERMEDIATE TAX-EXEMPT
                                                                                                BOND FUND

                                                                                                                         02/26/96(3)
                                                                      12/31/00     12/31/99     12/31/98     12/31/97    to 12/31/96


   Net Asset Value, Beginning of Period                                $10.22       $10.70        $10.75        $10.58      $10.74
                                                                       ------       ------        ------        ------      ------

   Income from Investment Operations:
   Net Investment Income                                                0.513        0.423         0.417         0.442       0.381
   Net Realized and Unrealized Gain/(Loss) on Investments               0.600       (0.467)        0.103         0.220      (0.124)
                                                                       ------       ------        ------        ------      ------
   Total from Investment Operations                                     1.113       (0.044)        0.520         0.662       0.257
                                                                       ------       ------        ------        ------      ------

   Less Distributions:
   Net Investment Income                                               (0.513)      (0.423)       (0.417)       (0.442)     (0.381)
   Net Realized Gains                                                      --       (0.013)       (0.153)       (0.050)     (0.036)
                                                                       ------       ------        ------        ------      ------
   Total Distributions                                                 (0.513)      (0.436)       (0.570)       (0.492)     (0.417)
                                                                       ------       ------        ------        ------      ------
   Net Asset Value, End of Period                                      $10.82       $10.22        $10.70        $10.75      $10.58
                                                                       ======       ======        ======        ======      ======

   Total Return                                                        11.21%      (0.43)%         4.94%         6.41%     2.49%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                   196,980      177,813       226,087       193,009     208,690
   Ratio of Expenses to Average Net Assets                              0.23%        0.69%         0.80%         0.79%     0.79%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)          0.83%        0.82%         0.80%         0.79%     0.82%(1)
   Ratio of Net Investment Income to Average Net Assets                 4.95%        4.03%         3.87%         4.16%     4.28%(1)
   Portfolio Turnover Rate                                            200.55%      191.27%        90.92%        48.72%      57.23%


                                                                                           SHORT/INTERMEDIATE
                                                                                                BOND FUND

                                                                                                                         02/26/96(3)
                                                                     12/31/00     12/31/99      12/31/98     12/31/97     12/31/96


   Net Asset Value, Beginning of Period                                 $9.77       $10.30       $10.21        $10.14      $10.30
                                                                       ------        -----       ------        ------      ------

   Income from Investment Operations:
   Net Investment Income                                                0.628        0.595        0.603         0.633       0.517
   Net Realized and Unrealized Gain/(Loss) on Investments               0.350       (0.515)       0.096         0.070      (0.160)
                                                                       ------        -----       ------        ------      ------
   Total from Investment Operations                                     0.978        0.080        0.699         0.703       0.357
                                                                       ------        -----       ------        ------      ------

   Less Distributions:
   Net Investment Income                                               (0.628)      (0.595)      (0.603)       (0.633)     (0.517)
   Net Realized Gains                                                      --       (0.015)      (0.006)           --          --
                                                                       ------        -----       ------        ------      ------
   Total Distributions                                                 (0.628)      (0.610)      (0.609)       (0.633)     (0.517)
                                                                       ------        -----       ------        ------      ------
   Net Asset Value, End of Period                                      $10.12        $9.77       $10.30        $10.21      $10.14
                                                                       ======        =====       ======        ======      ======

   Total Return                                                        10.40%        0.81%        7.01%         7.15%     3.61%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                   227,766      297,977      337,015       288,886     255,573
   Ratio of Expenses to Average Net Assets                              0.60%        0.60%        0.60%         0.60%     0.60%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)          0.93%        0.92%        0.90%         0.89%     0.90%(1)
   Ratio of Net Investment Income to Average Net Assets                 6.39%        5.93%        5.85%         6.24%     6.06%(1)
   Portfolio Turnover Rate                                             77.42%       72.86%       66.06%        98.08%     186.02%

                                                                                       INTERMEDIATE
                                                                                   GOVERNMENT BOND FUND

                                                                                                           03/24/97(3)
                                                                    12/31/00     12/31/99      12/31/98    to 12/31/97


   Net Asset Value, Beginning of Period                               $15.56       $16.61       $16.54       $16.12
                                                                      ------       ------       ------       ------

   Income from Investment Operations:
   Net Investment Income                                               0.986        0.916        0.967        0.793
   Net Realized and Unrealized Gain/(Loss) on Investments              0.990       (1.050)       0.231        0.461
                                                                      ------       ------       ------       ------
   Total from Investment Operations                                    1.976       (0.134)       1.198        1.254
                                                                      ------       ------       ------       ------

   Less Distributions:
   Net Investment Income                                              (0.986)      (0.916)      (0.967)      (0.793)
   Net Realized Gains                                                     --           --       (0.161)      (0.041)
                                                                      ------       ------       ------       ------
   Total Distributions                                                (0.986)      (0.916)      (1.128)      (0.834)
                                                                      ------       ------       ------       ------
   Net Asset Value, End of Period                                     $16.55       $15.56       $16.61       $16.54
                                                                      ======       ======       ======       ======

   Total Return                                                       13.18%      (0.80)%        7.45%      7.96%(2)

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                   62,969       94,360      103,162       99,359
   Ratio of Expenses to Average Net Assets                             0.50%        0.50%        0.50%      0.50%(1)
   Ratio of Expenses to Average Net Assets (Excluding Waivers)         0.99%        0.93%        0.91%      0.91%(1)
   Ratio of Net Investment Income to Average Net Assets                6.22%        5.72%        5.82%      6.31%(1)
   Portfolio Turnover Rate                                            26.42%       76.50%       99.63%     84.89%(1)


(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operation.
(4) Not meaningful given short period.


                                      48-49

                                                                                                TAX-EXEMPT
                                                                                             MONEY MARKET FUND

                                                                       12/31/00     12/31/99     12/31/98     12/31/97     12/31/96
   Net Asset Value, Beginning of Period                                  $1.00        $1.00         $1.00         $1.00       $1.00
                                                                         -----        -----         -----         -----       -----

   Income from Investment Operations:
   Net Investment Income                                                 0.039        0.030         0.033         0.034       0.031
   Net Realized and Unrealized Gain/(Loss) on Investments                   --           --            --            --          --
                                                                         -----        -----         -----         -----       -----
   Total from Investment Operations                                      0.039        0.030         0.033         0.0034      0.031
                                                                         -----        -----         -----         -----       -----

   Less Distributions:
   Net Investment Income                                                (0.039)      (0.030)       (0.033)       (0.034)     (0.031)
   Net Realized Gains                                                       --           --            --            --          --
                                                                         -----        -----         -----         -----       -----
   Total Distributions                                                  (0.039)      (0.030)       (0.033)       (0.034)     (0.031)
                                                                         -----        -----         -----         -----       -----
   Net Asset Value, End of Period                                        $1.00        $1.00         $1.00         $1.00       $1.00
                                                                         =====        =====         =====         =====       =====

   Total Return                                                          3.94%        3.07%         3.35%         3.47%       3.19%

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                    830,879      515,987       606,754       497,986     388,404
   Ratio of Expenses to Average Net Assets                               0.24%        0.23%         0.23%         0.25%       0.29%
   Ratio of Expenses to Average Net Assets (Excluding Waivers)           0.24%        0.23%         0.23%         0.26%       0.29%
   Ratio of Net Investment Income to Average Net Assets                  3.88%        3.01%         3.30%         3.41%       3.14%


                                                                                                MONEY MARKET
                                                                                                    FUND

                                                                       12/31/00     12/31/99      12/31/98     12/31/97     12/31/96
   Net Asset Value, Beginning of Period                                   $1.00        $1.00        $1.00         $1.00       $1.00
                                                                          -----        -----        -----         -----       -----

   Income from Investment Operations:
   Net Investment Income                                                  0.063        0.052        0.055         0.055       0.052
   Net Realized and Unrealized Gain/(Loss) on Investments                    --           --           --        (0.001)         --
                                                                          -----        -----        -----         -----       -----
   Total from Investment Operations                                       0.063        0.052        0.055         0.054       0.052
                                                                          -----        -----        -----         -----       -----

   Less Distributions:
   Net Investment Income                                                 (0.063)      (0.052)      (0.055)       (0.055)     (0.052)
   Net Realized Gains                                                        --           --           --         0.001          --
                                                                          -----        -----        -----         -----       -----
   Total Distributions                                                   (0.063)      (0.052)      (0.055)       (0.054)     (0.052)
                                                                          -----        -----        -----         -----       -----
   Net Asset Value, End of Period                                         $1.00        $1.00        $1.00         $1.00       $1.00
                                                                          =====        =====        =====         =====       =====

   Total Return                                                           6.46%        5.29%        5.61%         5.66%       5.38%

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                   2,066,227    2,084,723    1,391,856     1,028,091     369,417
   Ratio of Expenses to Average Net Assets                                0.18%        0.19%        0.19%         0.21%       0.27%
   Ratio of Expenses to Average Net Assets (Excluding Waivers)            0.23%        0.24%        0.24%         0.26%       0.28%
   Ratio of Net Investment Income to Average Net Assets                   6.26%        5.20%        5.46%         5.54%       5.23%

                                                                                          GOVERNMENT
                                                                                       MONEY MARKET FUND

                                                                      12/31/00     12/31/99      12/31/98     12/31/97     12/31/96
   Net Asset Value, Beginning of Period                                  $1.00        $1.00        $1.00        $1.00         $1.00
                                                                         -----        -----        -----        -----         -----

   Income from Investment Operations:
   Net Investment Income                                                 0.061        0.049        0.053        0.053         0.051
   Net Realized and Unrealized Gain/(Loss) on Investments                   --           --           --           --            --
                                                                         -----        -----        -----        -----         -----
   Total from Investment Operations                                      0.061        0.049        0.053        0.053         0.051
                                                                         -----        -----        -----        -----         -----

   Less Distributions:
   Net Investment Income                                                (0.061)      (0.049)      (0.053)      (0.053)       (0.051)
   Net Realized Gains                                                       --           --           --           --            --
                                                                         -----        -----        -----        -----         -----
   Total Distributions                                                  (0.061)      (0.049)      (0.053)      (0.053)       (0.051)
                                                                         -----        -----        -----        -----         -----
   Net Asset Value, End of Period                                        $1.00        $1.00        $1.00        $1.00         $1.00
                                                                         =====        =====        =====        =====         =====

   Total Return                                                          6.24%        5.04%        5.43%        5.48%         5.24%

   Ratios/Supplemental Data:
   Net Assets, End of Period ($000)                                    314,497      210,521      162,285       63,970        37,169
   Ratio of Expenses to Average Net Assets                               0.20%        0.20%        0.19%        0.23%         0.31%
   Ratio of Expenses to Average Net Assets (Excluding Waivers)           0.25%        0.24%        0.24%        0.28%         0.32%
   Ratio of Net Investment Income to Average Net Assets                  6.11%        4.93%        5.27%        5.36%         5.12%

                                      50-51

FOR MORE INFORMATION
More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:
BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
3200 Horizon Drive
King of Prussia, PA 19406

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:
   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com
Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.


--------------------------------------------------------------------------------


    The following notice does not constitute part of and is not incorporated into the prospectus for the Harris Insight Funds

                           HARRIS INSIGHT FUNDS TRUST
                             PFPC DISTRIBUTORS, INC.
                                 PRIVACY NOTICE

We respect your right to privacy and seek to process your transactions efficiently. To do so, we must collect and maintain certain information about you from applications, other forms, and transactions you conduct with us, our affiliates, or others. Except for disclosure to our affiliates and service providers and as permitted by law, we do not disclose to anyone any personal information about you or about any of our former customers. We may disclose information about you to companies that perform administrative or marketing services on our behalf, such as transfer agents, service bureaus, or printers or mailers, who assist us in the distribution of investor materials. Those companies may use such information only for the services for which we engaged them and are not permitted to use or share the information for any other purpose. To protect your personal information, we maintain physical, electronic and procedural safeguards, and we permit access only to employees who need the information to serve you.





                                                                   HIF 1100 5/01

                                     HARRIS
                                INSIGHT(R) FUNDS


                                    N SHARES




                             MAY 1, 2001 PROSPECTUS

                        HARRIS INSIGHT MONEY MARKET FUNDS
                          Tax-Exempt Money Market Fund
                                Money Market Fund
                          Government Money Market Fund



  AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT
     APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.


[LOGO] HARRIS INSIGHT(R) FUNDS

                                TABLE OF CONTENTS

                INTRODUCTION TO MONEY MARKET FUNDS      PAGE 2
                 HARRIS INSIGHT MONEY MARKET FUNDS
                      Tax-Exempt Money Market Fund           4
                                 Money Market Fund           6
                      Government Money Market Fund           8
                               Risk Considerations          10
                                 Fees and Expenses          12

                                INVESTMENT ADVISER          14

                                PORTFOLIO MANAGERS          15

                            PRICING OF FUND SHARES          15

                              SHAREHOLDER SERVICES          16

                  DIVIDENDS AND TAX CONSIDERATIONS          22

                         DISTRIBUTION ARRANGEMENTS          23

                 MASTER FUND/FEEDER FUND STRUCTURE          23

                              FINANCIAL HIGHLIGHTS          24

              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS

These Funds offer investors the opportunity to derive income from a portfolio of money market instruments with a stable net asset value. They invest in short-term securities issued by banks, other U.S. corporations, the U.S.
 government, state or local governments, and other entities. These money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, COMMERCIAL PAPER, ASSET-BACKED
                      SECURITIES and REPURCHASE AGREEMENTS.


WHY INVEST IN MONEY MARKET FUNDS?
These funds are especially well-suited for conservative investors who seek -

     o    Current income

     o Stability of principal (they are managed in an attempt to maintain a share price of $1.00)

     o    Checkwriting privileges permitting access to your money at any time


WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?

Money market funds must conform to a number of regulations, including rules that require each fund to -

     o Limit the DOLLAR-WEIGHTED AVERAGE MATURITY of their investments to 90 days or less

     o    Buy only high-quality, short-term money market instruments

     o    Buy securities with remaining maturities no longer than 397 days

  TERMS TO KNOW

  COMMERCIAL PAPER
  Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

  ASSET-BACKED SECURITIES
  Securities collateralized by credit card loans or other accounts receivable.

  REPURCHASE AGREEMENTS
  A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

  DOLLAR-WEIGHTED AVERAGE MATURITY
  An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

--------------------------------------------------------------------------------
Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 10.
--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

WHAT IS THE FUND'S
INVESTMENT APPROACH?
The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that are generally exempt from federal income tax and are not subject to the ALTERNATIVE MINIMUM TAX.

The Fund will invest primarily in high-quality MUNICIPAL SECURITIES that are generally exempt from federal income taxes and will purchase only U.S. dollar-denominated securities.

In addition, the Fund will purchase only securities (other than U.S. GOVERNMENT SECURITIES) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.


WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 10.)

     o    Credit risk

     o    Municipal market risk

     o    Principal stability risk

TERMS TO KNOW
ALTERNATIVE MINIMUM TAX (AMT)
A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

MUNICIPAL SECURITIES
Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)


1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
4.16%   2.54%   1.99%   2.30%   3.31%   2.94%   3.17%   3.02%   2.75%   3.58%




Best Quarter:          Q1 1991            1.10%
--------------------------------------------------------------------------------
Worst Quarter:         Q1 1994            0.43%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/00)
                        1 Year   5 Years  10 Years
--------------------------------------------------------------------------------
Tax-Exempt Money
Market Fund              3.58%    3.09%     2.97%

  As of December 31, 2000, the seven-day yield for the Fund was 4.05%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 5.74%. For current yield information, please call 800.982.8782.

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. GOVERNMENT SECURITIES, as well as bank and commercial obligations. COMMERCIAL PAPER purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.



WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 10.)

     o    Credit risk

     o    Foreign securities risk

     o    Principal stability risk


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES
See page 4.

COMMERCIAL PAPER
See page 2.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)


1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
5.87%   3.41%   2.69%   3.79%   5.58%   5.11%   5.35%   5.25%   4.92%   6.09%




Best Quarter:          Q1 1991            1.67%
--------------------------------------------------------------------------------
Worst Quarter:         Q2 1993            0.65%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/00)
                        1 Year   5 Years  10 Years
--------------------------------------------------------------------------------
Money Market Fund        6.09%    5.34%     4.80%


As of December 31, 2000, the seven-day yield for the Fund was 6.23%. For current yield information, please call 800.982.8782.

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S
INVESTMENT OBJECTIVE?
The Fund seeks to provide as high a level of current income from government obligations as is consistent with preservation of capital and liquidity.

WHAT IS THE FUND'S
INVESTMENT APPROACH?
The Fund invests exclusively in short-term securities issued by the U.S. government, its agencies or instrumentalities, and REPURCHASE AGREEMENTS backed by those securities, all of which are deemed to be of minimal credit risk by the adviser.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.


WHAT ARE THE FUND'S
PRINCIPAL RISKS?
(See Risk Considerations, page 10.)

     o    Credit risk

     o    Principal stability risk


TERMS TO KNOW

REPURCHASE AGREEMENTS
See page 2.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN
(as of 12/31 each year)


1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
----    ----    ----    ----    ----    ----    ----    ----    ----    ----
5.67%   3.42%   2.62%   3.72%   5.51%   5.00%   5.17%   5.08%   4.67%   5.87%





Best Quarter:          Q1 1991            1.57%
--------------------------------------------------------------------------------
Worst Quarter:         Q4 1993            0.64%


AVERAGE ANNUAL TOTAL RETURN
(as of 12/31/00)
                        1 Year   5 Years  10 Years
--------------------------------------------------------------------------------
Government
Money Market Fund        5.87%    5.16%     4.67%


As of December 31, 2000, the seven-day yield for the Fund was 6.00%. For current yield information, please call 800.982.8782.

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.


--------------------------------------------------------------------------------
                        FUNDS
 PRINCIPAL RISKS                 Tax Exempt                        Government
 FOR ONE OR MORE FUNDS          Money Market     Money Market     Money Market
--------------------------------------------------------------------------------
 Credit                              P                P                 P
--------------------------------------------------------------------------------
 Foreign securities                                   P
--------------------------------------------------------------------------------
 Municipal market                    P
--------------------------------------------------------------------------------
 Principal stability                 P                P                 P
--------------------------------------------------------------------------------
 OTHER RISKS
--------------------------------------------------------------------------------
 Counterparty                        O                O                 O
--------------------------------------------------------------------------------



All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

     o    The investment objective

     o    The Fund's ability to achieve its objective

     o    The markets in which the Fund invests

     o    The investments the Fund makes in those markets

     o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK
The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK
The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK
The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

MUNICIPAL MARKET RISK
The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK
The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share.

                     FEES AND EXPENSES - MONEY MARKET FUNDS

The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Money Market Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                      None

MAXIMUM DEFERRED SALES CHARGE (LOAD)                                  None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS           None

REDEMPTION FEE                                                        None

EXCHANGE FEE                                                          None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets, expressed as a % of average net assets)


--------------------------------------------------------------------------------
                                Tax Exempt        Money            Government
                                Money Market      Market          Money Market
--------------------------------------------------------------------------------
Investment Advisory Fees           0.10%           0.10%              0.11%

Rule 12b-1 Fees                    0.10            0.10               0.10

Shareholder Servicing Fees         0.25            0.25               0.25

Other Expenses/1/                  0.14            0.13               0.14
--------------------------------------------------------------------------------
Total Operating Expenses/1/        0.59%           0.58%              0.60%
--------------------------------------------------------------------------------

/1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect expense reductions (expense reimbursements and fee waivers) by Harris Trust. After these reductions, actual Other Expenses and Total Operating Expenses of the Funds for the fiscal year ended December 31, 2000 were:

                                Tax Exempt        Money            Government
                                Money Market      Market          Money Market
    ---------------------------------------------------------------------------
    Other Expenses                  0.13%          0.08%              0.09%
    Total Operating Expenses/1/     0.58%          0.53%              0.55%
    ---------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Harris Insight Money Market Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:


-------------------------------------------------------------------------------
                                 Tax Exempt                        Government
                                Money Market     Money Market     Money Market
--------------------------------------------------------------------------------
One Year                            $60               $59              $61
--------------------------------------------------------------------------------
Three Years                         189               186              192
--------------------------------------------------------------------------------
Five Years                          329               324              335
--------------------------------------------------------------------------------
Ten Years                           738               726              750
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2000, HIM managed approximately $15.9 billion in assets.

Prior to May 1, 2001, Harris Trust and Savings Bank (Harris Trust), an Illinois state-chartered bank and a member of the Federal Reserve System, was the investment adviser for the Funds. Harris Trust is the successor to the investment banking firm of N.W. Harris & Co., which was organized in 1882 and incorporated in 1907. At December 31, 2000, Harris Trust, the largest bank owned by Harris Bankcorp, Inc., had total discretionary assets under management of approximately $26.6 billion, including $12.7 billion in discretionary personal trust assets, and administered more than $16.7 billion in non-discretionary personal trust assets.


ADVISORY FEES
The investment advisory fees payable to HIM for each Fund are based upon the average daily net assets of each Fund at the annual rate of 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

                               PORTFOLIO MANAGERS

                            PORTFOLIO MANAGERS OF THE
                        HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
KIMBERLY J. KEYWELL, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 9 years of investment management experience and was appointed manager of the Fund in 1998.

MONEY MARKET FUND
RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Royther joined Harris Trust in 1990. He has 12 years of investment management experience and was appointed manager of the Fund in 1995.

GOVERNMENT MONEY MARKET FUND
RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)

Mr. Royther has served as manager of the Fund since 1995. See information for the Money Market Fund.



                             PRICING OF FUND SHARES

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
Each Fund calculates its net asset value per share (NAV) on each day on which both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business.

HOW THE FUNDS CALCULATE NAV
The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for each of the Money Market Fund and the Government Money Market Fund is calculated as of 2:30 p.m., Eastern time. In its attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.

                              SHAREHOLDER SERVICES

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

OPENING A NEW ACCOUNT IS EASY

There are three convenient ways to invest in the Harris Insight Funds.

-------------------------------------------------------------------------------------------------------
                                                                                THROUGH FINANCIAL
                BY MAIL                        BY BANK WIRE                  INSTITUTION/PROFESSIONAL
  Complete and sign an application   Call the Funds at                  Contact your financial
   for N shares.                     800.625.7073, during business      institution or professional for
                                     hours, to initiate your purchase.  more information.
  Make your check payable to
  the Harris Insight Funds.          Please be sure to furnish your     Important note:
                                     taxpayer identification number.    Each institution or professional
  If you are adding to your                                             may have its own procedures
  existing account, indicate         Then wire your investment to:      and requirements for buying
  your Fund account number             PNC Bank, N.A.                   shares and may charge fees.
  directly on the check.               Philadelphia, PA
                                       ABA #0310-0005-3
  Mail your application                For Credit To:
  and check to:                          Harris Insight Funds
                                         85-5093-2950
    Harris Insight Funds               Re: [Name of Fund]--N shares
    c/o PFPC Inc.                      Account No.:
    P.O. Box 8952                      Account Name:
    Wilmington, DE 19899-8952          Taxpayer ID No.:

                                     If you are opening a new account,
                                     please complete and mail the
                                     account application form to the
                                     Funds at the address given
                                     under "By Mail."

                                     The Funds currently do not charge
                                     investors for the receipt of wire
                                     transfers, although your bank may
                                     charge you for their wiring
                                     services.

------------------------------------------------------------------------------------------------------


Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third-party checks. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the NAV next calculated after your investment is received. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

AUTOMATIC INVESTMENT PLAN: A CONVENIENT OPTION
Through automatic investing, you can invest equal amounts of money on a regular basis.

At the time you open your account or any time afterward, you can elect Harris Insight Funds' Automatic Investment Plan by so indicating on the Harris Insight Funds New Account Application. The Plan lets you invest as little as $50 a month in the Fund of your choice through electronic withdrawals from your checking or savings account. (If your checking or savings account does not have sufficient assets to permit the Automatic Investment in any month, your participation in the Plan will cease and a new application will be needed to reinstate your Plan.)

CHOOSE YOUR INVESTMENT AMOUNT
The Harris Insight Funds offer a flexible range of minimum investment amounts to initiate or add to your investment program.

                                                                MINIMUM PER FUND

To open a regular account.................................................$1,000

To open a retirement account................................................$250

To open an account using the Automatic Investment Plan.......................$50

To add to an existing account................................................$50


MORE ABOUT BUYING SHARES

MULTIPLE OWNERS
If you register your account as belonging to multiple owners, e.g., as joint tenants, you must provide specific authorization on your application in order for us to accept instructions from a single owner. Otherwise, all owners will have to authorize any transactions in the account.

TAXPAYER IDENTIFICATION
You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

-------------------------------------------------------------------------------
HOURS OF OPERATION
The Funds are open for business each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business. The Funds are closed for business on:

New Year's Day                      Memorial Day             Veterans' Day
Martin Luther King, Jr. Day         Independence Day         Thanksgiving Day
Presidents' Day                     Labor Day                Christmas Day
Good Friday                         Columbus Day

You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
-------------------------------------------------------------------------------



                               HOW TO SELL SHARES
--------------------------------------------------------------------------------


ACCESSING YOUR MONEY IS EASY
You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.


------------------------------------------------------------------------------------------------------------
        BY MAIL AND               BY TELEPHONE           BY TELEPHONE AND          THROUGH FINANCIAL
            CHECK                   AND CHECK                BANK WIRE         INSTITUTION/PROFESSIONAL
  You may sell shares by      If you have chosen the   If you have chosen the   Contact your financial
  writing the Funds at:       telephone redemption     wire redemption          institution or professional
   Harris Insight Funds       privilege, you may call  privilege, you may call  for more information.
   c/o PFPC Inc.              800.625.7073, during     800.625.7073, during
   P.O. Box 8952              business hours, to       business hours, to sell  Important note: Each
   Wilmington, DE 19899-8952. sell your shares.        your shares and have     institution or professional
                                                       your proceeds wired      may have its own
  A check for your proceeds   A check for your         to a pre-designated      procedures and
  will be mailed to you.      proceeds will be         bank account.            requirements for selling
                              mailed to you.                                    shares and may
                                                                                charge fees.
------------------------------------------------------------------------------------------------------------

A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See page 19 for more information.)

The Funds reserve the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED
Your shares will be sold at the NAV next calculated after your order is accepted by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under unusual circumstances, the Funds may suspend redemptions, if allowed by the Securities and Exchange Commission, or postpone payment.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES
The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SYSTEMATIC WITHDRAWAL PLAN (NOT AVAILABLE FOR IRAS OR OTHER RETIREMENT ACCOUNTS) You may enroll in the Systematic Withdrawal Plan (SWP) by so indicating on the Harris Insight Funds New Account Application. Using the SWP, you may redeem a specific dollar amount (not less than $100) from your Harris Insight Funds account each month, quarter, six months or year.

To enroll in the SWP, you must meet the following conditions:

     o    you must have elected to reinvest your Fund dividends, and

     o your shares of the Fund from which you want shares redeemed must have a value of at least $10,000 at the time of each withdrawal.

Plan redemptions are normally processed on the 25th day of the applicable month (or on the next Business Day if the normal processing day is not a Business Day) and are paid promptly thereafter. You should know that, if your SWP withdrawals are greater than the amount of dividends from your Fund, the withdrawals reduce the principal invested. (If your Fund account does not have a sufficient balance to permit a Systematic Withdrawal, your participation in the SWP will cease and a new application will be needed to reinstate your Plan.)

SIGNATURE GUARANTEES

The Funds use signature guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is --

     o    Payable to anyone other than the shareholder(s) of record

     o    To be mailed to an address other than the address of record

     o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

CHECKWRITING

Checkwriting is available for each of the Harris Insight Money Market Funds. If you are an investor in one of these Funds and have completed the checkwriting portion of your application and signature card, you may redeem shares by writing a check against your account. When a check is presented to the Transfer Agent for payment, the Fund's Custodian will cause the Fund to redeem a sufficient number of shares in your account to cover the amount of the check.

You will continue to earn income on your shares until a check is presented to the Transfer Agent for payment. The minimum check amount is $500.

If you are opening a new account and wish to establish the checkwriting option, you must complete the account application and signature card. If you already have an account, you may contact the Harris Insight Funds at 800.625.7073 for the necessary checkwriting application. Upon receipt of this form, checks will be forwarded to you.

This privilege is not available for IRAs, SEP-IRAs, 401(k), 403(b), Keogh or other retirement accounts.

The checkwriting privilege is subject to the customary rules and regulations governing checkwriting:

     o FOR JOINT TENANT ACCOUNTS, each shareholder must sign each check, unless the shareholders have authorized fewer signatures and such election is on file with the Funds' Transfer Agent.

     o A SUFFICIENT NUMBER OF SHARES IS REQUIRED to cover the amount of the check. If you do not own enough shares to cover a check when presented, the check will be returned to the payee marked "insufficient funds".

     o A CHECK MAY BE RETURNED if it is for less than $500 or if the check would require the redemption of shares purchased by check or electronic funds transfer within the ten previous business days.

The Funds and the Custodian reserve the right to terminate or modify the checkwriting privilege or to impose a service fee in connection with the privilege.

Charges may be imposed for returned checks, stop-payment orders, copies of cancelled checks and other special services.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS
Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.


ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

EXCHANGING SHARES

You can exchange your N Shares of any Money Market Fund for N Shares of any other Harris Insight Fund without a sales charge, provided that:

     o    Your N Shares have been held for at least seven days,

     o    Your account registration stays the same, and

     o    The shares you wish to buy are registered for sale in your home state.

If you purchased N Shares of a Harris Insight Money Market Fund by an exchange of A Shares of another Fund, those N Shares (but not other N Shares, including shares acquired by reinvestment of dividends on the exchanged A Shares) may be exchanged for and invested in A Shares of any Fund without a sales charge. Any other N Shares of a Fund may be exchanged for and invested in A Shares of any other Fund subject to the then-applicable sales charge.

The Harris Insight Funds A Shares are offered by a separate prospectus.

Each Fund reserves the right to terminate temporarily or permanently the exchange privilege of any investor who makes more than four exchanges out of a Fund in a calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four-exchange limit. The exchange limit may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.

Each Fund reserves the right to refuse an exchange by any person or group if, in HIM's or Harris Trust's judgment, the Fund to be purchased might be unable to invest the money effectively in accordance with its investment objective and policies or might otherwise be adversely affected. Also, each Fund reserves the right to modify or discontinue the exchange privilege for any reason, upon 60 days' written notice.

The procedures that apply to redeeming shares also apply to exchanging shares.

DIRECTED DIVIDEND PLAN (DDP)
You may direct your dividends and/or distributions from one Harris Insight Fund to be invested automatically in another Harris Insight Fund without any fee or sales charge, provided that both Funds are in the same share class and have identical ownership registration. To use the DDP, you must maintain a balance of at least $1,000 in the Fund account from which dividends are paid at the time each DDP payment is made. (If your Fund account does not have a sufficient balance to permit a Directed Dividend payment, your participation in the DDP will cease and a new application will be needed to reinstate your Plan.)

TELEPHONE TRANSACTIONS
You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS
Your investment will be easy to track. During the year, you will receive:

     o    An annual account statement

     o    A quarterly consolidated statement

     o    A confirmation statement, each time you buy, sell or exchange shares

     o Annual and semi-annual reports to shareholders for each Fund in which you invest.

--------------------------------------------------------------------------------
For more information on any of Harris Insight Funds' shareholder services, please call 800.982.8782
--------------------------------------------------------------------------------

                        DIVIDENDS AND TAX CONSIDERATIONS

Dividends of net investment income, if any, are declared and paid monthly by each Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, paid in cash on the payment date, or invested in another Fund on the ex-date pursuant to the DDP. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

     o All dividends paid, including net short-term capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

     o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

     o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.


TERMS TO KNOW

EXEMPT-INTEREST DIVIDENDS
Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

                            DISTRIBUTION ARRANGEMENTS

SERVICE PLANS
Each Fund may pay fees, at a rate of up to 0.25% of the average daily net asset value of the Fund's N Shares, to financial institutions, securities dealers and other industry professionals (which may include Harris Trust and its affiliates) for shareholder support services that they provide. Each Money Market Fund may also pay for expenses incurred for advertising and marketing N Shares of the Fund at a rate of up to 0.10% of average daily net asset value of the Fund pursuant to a plan adopted by the Fund under Rule 12b-1. Because those expenses are paid out of the Fund's assets on an on-going basis, over time those expenses will increase the cost of your investment and may cost you more than paying other types of sales charges.

MULTIPLE CLASSES
Each of the Tax-Exempt Money Market Fund and Government Money Market Fund offers two classes of shares: N Shares and Institutional Shares. Each of the Large-Cap Aggressive Growth Fund, Small-Cap Aggressive Growth Fund, and Technology Fund offers two classes of shares: B Shares and Institutional Shares. Each of the Convertible Securities Fund, Intermediate Tax-Exempt Bond Fund and Short/Intermediate Bond Fund offers three classes of shares: N Shares, A Shares and Institutional Shares. Each of Index Fund and Money Market Fund offers three classes of shares: N Shares, B Shares and Institutional Shares. Each of the Balanced Fund, Equity Income Fund, Equity Fund, Core Equity Fund, Small-Cap Value Fund, Small-Cap Opportunity Fund, International Fund, Emerging Markets Fund, Tax-Exempt Bond Fund, Bond Fund, and Intermediate Government Bond Fund offers four classes of shares: N Shares, A Shares, B Shares and Institutional Shares. The shares of each class are offered by separate prospectuses.


                        MASTER FUND/FEEDER FUND STRUCTURE

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund N Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in N Shares of each Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.


These financial highlights should be read with the financial statements.


                                                             TAX-EXEMPT MONEY
                                                                MARKET FUND

                                         12/31/00     12/31/99     12/31/98     12/31/97     12/31/96

  Net Asset Value, Beginning of Period     $1.00        $1.00         $1.00       $1.00        $1.00
                                           -----        -----         -----       -----        -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                    0.035        0.027         0.030       0.031        0.029
  Net Realized and Unrealized
     Gain/(Loss) on Investments               --           --            --          --           --
                                           -----        -----         -----       -----        -----
  Total from Investment Operations         0.035        0.027         0.030       0.031        0.029
                                           -----        -----         -----       -----        -----
  LESS DISTRIBUTIONS:
  Net Investment Income                   (0.035)      (0.027)       (0.030)     (0.031)      (0.029)
  Capital Contribution                        --           --            --          --           --
                                           -----        -----         -----       -----        -----
  Total Distributions                     (0.035)      (0.027)       (0.030)     (0.031)      (0.029)
                                           -----        -----         -----       -----        -----
  Net Asset Value, End of Period           $1.00        $1.00         $1.00       $1.00        $1.00
                                           =====        =====         =====       =====        =====
  TOTAL RETURN                              3.58%        2.75%         3.02%       3.17%        2.94%
  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)       237,521      240,132       204,114     223,071      178,849
  Ratio of Expenses to Average              0.58%        0.55%         0.55%       0.54%        0.53%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)             0.59%        0.58%         0.58%       0.61%        0.64%
  Ratio of Net Investment Income to
     Average Net Assets                     3.54%        2.71%         2.99%       3.13%        2.89%



                                                                                  MONEY MARKET
                                                                                      FUND

                                          12/31/00    12/31/99      12/31/98     12/31/97     12/31/96

  Net Asset Value, Beginning of Period      $1.00       $1.00         $1.00        $1.00        $1.00
                                            -----       -----         -----        -----        -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                     0.059       0.048         0.051        0.052        0.050
  Net Realized and Unrealized
     Gain/(Loss) on Investments                --          --            --       (0.001)          --
                                            -----       -----         -----        -----        -----
  Total from Investment Operations          0.059       0.048         0.051        0.051        0.050
                                            -----       -----         -----        -----        -----
  LESS DISTRIBUTIONS:
  Net Investment Income                    (0.059)     (0.048)       (0.051)      (0.052)      (0.050)
  Capital Contribution                         --          --            --        0.001           --
                                            -----       -----         -----        -----        -----
  Total Distributions                      (0.059)     (0.048)       (0.051)      (0.051)      (0.050)
                                            -----       -----         -----        -----        -----
  Net Asset Value, End of Period            $1.00       $1.00         $1.00        $1.00        $1.00
                                            =====       =====         =====        =====        =====
  TOTAL RETURN                               6.09%       4.92%         5.25%        5.35%        5.11%
  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)      1,293,794   1,053,228       877,527      677,804      461,213
  Ratio of Expenses to Average               0.53%       0.54%         0.53%        0.51%        0.52%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)              0.58%       0.59%         0.59%        0.61%        0.63%
  Ratio of Net Investment Income to
     Average Net Assets                      5.91%       4.85%         5.12%        5.23%        5.00%




                                                                  GOVERNMENT MONEY
                                                                     MARKET FUND

                                              12/31/00     12/31/99      12/31/98     12/31/97   12/31/96

  Net Asset Value, Beginning of Period         $1.00         $1.00        $1.00        $1.00      $1.00
                                               -----         -----        -----        -----      -----
  INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income                        0.057         0.046        0.050        0.050      0.049
  Net Realized and Unrealized
     Gain/(Loss) on Investments                   --            --           --           --         --
                                               -----         -----        -----        -----      -----
  Total from Investment Operations             0.057         0.046        0.050        0.050      0.049
                                               -----         -----        -----        -----      -----
  LESS DISTRIBUTIONS:
  Net Investment Income                       (0.057)       (0.046)      (0.050)      (0.050)    (0.049)
  Capital Contribution                            --            --           --           --         --
                                               -----         -----        -----        -----      -----
  Total Distributions                         (0.057)       (0.046)      (0.050)      (0.050)    (0.049)
                                               -----         -----        -----        -----      -----
  Net Asset Value, End of Period               $1.00         $1.00        $1.00        $1.00      $1.00
                                               =====         =====        =====        =====      =====
  TOTAL RETURN                                  5.87%         4.67%        5.08%        5.17%      5.00%
  RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($000)           333,934       289,651      248,595      247,594    206,073
  Ratio of Expenses to Average                  0.55%         0.55%        0.54%        0.53%      0.54%
  Ratio of Expenses to Average Net
     Assets (Excluding Waivers)                 0.60%         0.59%        0.59%        0.63%      0.67%
  Ratio of Net Investment Income to
     Average Net Assets                         5.72%         4.58%        4.96%        5.05%      4.89%


24-26

FOR MORE INFORMATION
More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:
BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
3200 Horizon Drive
King of Prussia, PA 19406

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.
--------------------------------------------------------------------------------
    The following notice does not constitute part of and is not incorporated into the prospectus for the Harris Insight Funds

                           HARRIS INSIGHT FUNDS TRUST
                             PFPC DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

We respect your right to privacy and seek to process your transactions efficiently. To do so, we must collect and maintain certain information about you from applications, other forms, and transactions you conduct with us, our affiliates, or others. Except for disclosure to our affiliates and service providers and as permitted by law, we do not disclose to anyone any personal information about you or about any of our former customers. We may disclose information about you to companies that perform administrative or marketing services on our behalf, such as transfer agents, service bureaus, or printers or mailers, who assist us in the distribution of investor materials. Those companies may use such information only for the services for which we engaged them and are not permitted to use or share the information for any other purpose. To protect your personal information, we maintain physical, electronic and procedural safeguards, and we permit access only to employees who need the information to serve you.

                                                                   HIF 1025 5/01

                                     HARRIS
                                 INSIGHT(R)FUNDS

                              Institutional Shares

                             MAY 1, 2001 PROSPECTUS



                        HARRIS INSIGHT MONEY MARKET FUNDS

                          Tax-Exempt Money Market Fund

                                Money Market Fund

                          Government Money Market Fund



 As with any mutual fund, the Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is adequate or complete. Any representation to the contrary is a criminal offense.

[LOGO] HARRIS INSIGHT(R) FUNDS

                                TABLE OF CONTENTS

            INTRODUCTION TO MONEY MARKET FUNDS      PAGE 2
             Harris Insight Money Market Funds
                  Tax-Exempt Money Market Fund            4
                             Money Market Fund            6
                  Government Money Market Fund            8
                           Risk Considerations           10
                             Fees and Expenses           12

                            Investment Adviser           14

                            Portfolio Managers           15

                        Pricing of Fund Shares           16

                          Shareholder Services           16

              Dividends and Tax Considerations           22

                     Distribution Arrangements           23

             Master Fund/Feeder Fund Structure           23

                          Financial Highlights           24

              INTRODUCTION TO THE HARRIS INSIGHT MONEY MARKET FUNDS

These Funds offer investors the opportunity to derive income from a portfolio of money market instruments with a stable net asset value. They invest in short-term securities issued by banks, other U.S. corporations, the U.S.
 government, state or local governments, and other entities. These money market instruments may include certificates of deposit, bankers' acceptances, variable rate demand notes, fixed-term obligations, COMMERCIAL PAPER, ASSET-BACKED
                     SECURITIES AND REPURCHASE AGREEMENTS.

WHY INVEST IN MONEY MARKET FUNDS?
These funds are especially well-suited for conservative investors who seek -

     o    Current income

     o Stability of principal (they are managed in an attempt to maintain a share price of $1.00)


WHAT ARE THE FUNDS' INVESTMENT PARAMETERS?
Money market funds must conform to a number of regulations, including rules that require each fund to --

     o Limit the dollar-weighted average maturity of their investments to 90 days or less

     o    Buy only high-quality, short-term money market instruments

     o    Buy securities with remaining maturities no longer than 397 days


--------------------------------------------------------------------------------
 TERMS TO KNOW

 COMMERCIAL PAPER
 Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

 ASSET-BACKED SECURITIES
 Securities collateralized by credit card loans or other accounts receivable.

 REPURCHASE AGREEMENTS
 A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

 DOLLAR-WEIGHTED AVERAGE MATURIY
 An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC. Although each of the Harris Insight Money Market Funds seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

      Each Fund's primary investment practices and strategies are discussed in this prospectus. Other practices, and their related risks, are described in the Statement of Additional Information.

      The investment objective of each Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

      Each Fund's principal risks are provided in an alphabetical listing within the Fund description that follows. These risks are discussed in detail under "Risk Considerations" on page 10.
--------------------------------------------------------------------------------

                        HARRIS INSIGHT MONEY MARKET FUNDS

                          TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide as high a level of current income that is exempt from federal income taxes as is consistent with its investment policies and with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund normally invests at least 80% of its assets in high-quality, short-term money market instruments that are generally exempt from federal income tax and are not subject to the ALTERNATIVE MINIMUM TAX.

The Fund will invest primarily in high-quality MUNICIPAL SECURITIES that are generally exempt from federal income taxes and will purchase only U.S. dollar-denominated securities.

In addition, the Fund will purchase only securities (other than U.S. GOVERNMENT SECURITIES) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality).

Depending on market conditions, the Fund may temporarily hold up to 20% of the current value of its assets in securities whose interest income is subject to taxation.

Current income generally will be lower than the income provided by funds that invest in securities with taxable income or securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 10.)

     o    Credit risk

     o    Municipal market risk

     o    Principal stability risk

TERMS TO KNOW

ALTERNATIVE MINIMUM TAX (AMT)
A federal tax designed to ensure that individuals, trusts, estates and companies are limited in their deductions, exemptions, and tax credits when calculating federal income tax liability.

MUNICIPAL SECURITIES
Bonds and other obligations issued by state and local governments to finance operations or projects. These securities make interest payments that are exempt from federal income tax.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


Year-By-Year Total Return
(as of 12/31 each year)


2000     1999     1998     1997     1996     1995
----     ----     ----     ----     ----     ----
3.94%    3.07%    3.35%    3.47%    3.19%    3.60%




Best Quarter:     Q4 2000       1.03%
--------------------------------------------------------------------------------
Worst Quarter:    Q1 1999       0.68%


Average Annual Total Return
(as of 12/31/00)
                 1       5      Inception
               Year     Years    (1/5/94)
--------------------------------------------------------------------------------
Tax-Exempt
Money Market
Fund           3.94%   3.40%    3.31%


As of December 31, 2000, the seven-day yield for the Fund was 4.40%. As of the same date, the effective tax-equivalent seven-day yield for the Fund was 6.25%. For current yield information, please call 800.982.8782.

                                MONEY MARKET FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?

The Fund invests only in high-quality, short-term money market instruments that, in the opinion of the adviser, present minimal credit risks. The Fund invests in a broad range of short-term money market instruments, including U.S. GOVERNMENT SECURITIES, as well as bank and commercial obligations. COMMERCIAL PAPER purchased by the Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will purchase only securities (other than U.S. government securities) that have been rated within the two highest rating categories by at least two nationally recognized rating agencies (or, if not rated, are considered by the adviser to be of comparable quality). No more than 5% of the Fund's assets will be invested in securities in the second highest rating category.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 10.)

     o    Credit risk

     o    Foreign securities risk

     o    Principal stability risk


TERMS TO KNOW

U.S. GOVERNMENT SECURITIES
See page 4.

COMMERCIAL PAPER
See page 2.

HOW HAS THE FUND PERFORMED?
The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.


Year-by-Year Total Return
(as of 12/31 each year)

2000     1999     1998     1997     1996     1995
----     ----     ----     ----     ----     ----
6.46%    5.29%    5.61%    5.66%    5.38%    5.86%




Best Quarter:     Q4 2000       1.66%
--------------------------------------------------------------------------------
Worst Quarter:    Q2 1999       1.23%


Average Annual Total Return
(as of 12/31/00)
                 1       5     Inception
               Year    Years   (1/5/94)
--------------------------------------------------------------------------------
Money
Market
Fund           6.46%   5.68%     5.47%

As of December 31, 2000, the seven-day yield for the Fund was 6.58%. For current yield information, please call 800.982.8782.

                          GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund seeks to provide as high
a level of current income from government obligations as is consistent with preservation of capital and liquidity.

WHAT IS THE FUND'S INVESTMENT APPROACH?
The Fund invests exclusively in short-term securities issued by the U.S. government, its agencies or instrumentalities, and REPURCHASE AGREEMENTS backed by those securities, all of which are deemed to be of minimal credit risk by the adviser.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

WHAT ARE THE FUND'S PRINCIPAL RISKS?
(See Risk Considerations, page 10.)

     o    Credit risk

     o    Principal stability risk

TERMS TO KNOW

REPURCHASE AGREEMENTS
See page 2.

HOW HAS THE FUND PERFORMED?

The chart and table give an indication of the Fund's risks and performance. The chart shows you how the Fund's performance has varied from year to year. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return
(as of 12/31 each year)

2000     1999     1998     1997     1996     1995
----     ----     ----     ----     ----     ----
6.24%    5.04%    5.43%    5.48%    5.24%    5.79%




Best Quarter:     Q4 2000       1.61%
--------------------------------------------------------------------------------
Worst Quarter:    Q2 1999       1.18%


Average Annual Total Return
(as of 12/31/00)
                 1       5     Inception
               Year    Years   (5/16/94)
--------------------------------------------------------------------------------
Government
Money Market
Fund           6.24%   5.48%    5.43%

As of December 31, 2000, the seven-day yield for the Fund was 6.34%. For current yield information, please call 800.982.8782.

                    RISK CONSIDERATIONS - MONEY MARKET FUNDS

The risks of investing in the various Funds are illustrated in the chart below. Each Fund's principal risks are marked P. Each Fund's other risks are marked O. Each risk is described in detail below.

                       FUNDS

  PRINCIPAL RISKS FOR             Tax-Exempt                         Government
  ONE OR MORE FUNDS              Money Market      Money Market     Money Market
--------------------------------------------------------------------------------
  Credit                              P                 P                P
--------------------------------------------------------------------------------
  Foreign Securities                                    P
--------------------------------------------------------------------------------
  Municipal market                    P
--------------------------------------------------------------------------------
  Principal stability                 P                 P                P
--------------------------------------------------------------------------------
  OTHER RISKS
--------------------------------------------------------------------------------
  Counterparty                        O                 O                O
--------------------------------------------------------------------------------


All Fund investments are subject to risk and may decline in value. Each Fund's exposure depends upon its specific investment practices. The amount and types of risk vary depending on:

     o    The investment objective

     o    The Fund's ability to achieve its objective

     o    The markets in which the Fund invests

     o    The investments the Fund makes in those markets

     o    Prevailing economic conditions over the period of an investment

Please note that there are other circumstances that could adversely affect your investment and prevent a Fund from achieving its objectives.

COUNTERPARTY RISK
The risk that a fund incurs when it engages in repurchase, reverse repurchase, derivative, when-issued, forward-commitment, delayed-settlement and securities-lending transactions with another party, relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to consummate the transaction may result in the fund's incurring a loss or missing an opportunity to obtain a price believed to be advantageous.

CREDIT RISK
The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment-grade are especially susceptible to this risk.

FOREIGN SECURITIES RISK
The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

MUNICIPAL MARKET RISK
The risk that certain factors may negatively affect the value of municipal securities, and, as a result, the share price of a fund that invests in them. These factors include political or legislative changes, uncertainties related to the tax status of the securities or the rights of investors in the securities. A fund may invest in municipal obligations that are related in such a way (e.g., multiple apparently unrelated issues that depend on the financial rating or support of a single government unit) that an economic, business or political development or change that affects one of these obligations would also affect the others.

PRINCIPAL STABILITY RISK
The risk that a money market fund may not be able to maintain a stable net asset value of $1.00 per share

                     FEES AND EXPENSES - MONEY MARKET FUNDS


The tables below describe the fees and expenses that you will pay if you buy and hold shares of the Harris Insight Equity Funds.

SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                       None

Maximum Deferred Sales Charge (Load)                                   None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends            None

Redemption Fee                                                         None

Exchange Fee                                                           None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, expressed as a % of average net assets)

                            Tax-Exempt             Money           Government
                           Money Market           Market          Money Market
--------------------------------------------------------------------------------
Investment
Advisory Fees                 0.10%               0.10%              0.11%

Other Expenses/1/             0.14                0.13               0.14
--------------------------------------------------------------------------------
Total Operating
Expenses/1/                   0.24%               0.23%               0.25%
--------------------------------------------------------------------------------

/1/ Expenses are based on amounts incurred by the Funds during their most recent fiscal year but do not reflect expense reductions (expense reimbursements and fee waivers) by Harris Trust. After these reductions, actual Other Expenses and Total Operating Expenses of the Funds for the fiscal year ended December 31, 2000 were:

                                                   Money           Government
                                                   Market          Money Market

    ---------------------------------------------------------------------------
    Other Expenses                                  0.08%               0.09%
    Total Operating Expenses                        0.18%               0.20%
    ---------------------------------------------------------------------------


Customers of a financial institution such as Harris Trust may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Harris Insight Money Market Funds to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                             Tax-Exempt           Money         Government
                            Money Market         Market        Money Market
--------------------------------------------------------------------------------
One Year                         $25              $24               $26
--------------------------------------------------------------------------------
Three Years                       77               74                80
--------------------------------------------------------------------------------
Five Years                       135              130               141
--------------------------------------------------------------------------------
Ten Years                        306              293               318
--------------------------------------------------------------------------------

                               INVESTMENT ADVISER

Harris Investment Management, Inc. (HIM) is the investment adviser for each of the Harris Insight Funds. HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2000, HIM managed approximately $15.9 billion in assets.

Prior to May 1, 2001, Harris Trust and Savings Bank (Harris Trust), an Illinois state-chartered bank and a member of the Federal Reserve System, was the investment adviser for the Funds. Harris Trust is the successor to the investment banking firm of N.W. Harris & Co., which was organized in 1882 and incorporated in 1907. At December 31, 2000, Harris Trust, the largest bank owned by Harris Bankcorp, Inc., had total discretionary assets under management of approximately $26.6 billion, including $12.7 billion in discretionary personal trust assets, and administered more than $16.7 billion in non-discretionary personal trust assets.

ADVISORY FEES
The investment advisory fees payable to HIM for each Fund are based upon the average daily net assets of each Fund at the annual rate of 0.14% of each Fund's first $100 million of net assets plus 0.10% of the Fund's remaining net assets.

HIM may waive any portion of its investment advisory fees or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

Investment Adviser
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

                               PORTFOLIO MANAGERS

                            PORTFOLIO MANAGERS OF THE
                        HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND
Kimberly J. Keywell, Principal and Portfolio Manager (HIM)

Prior to joining HIM in 1995, Ms. Keywell served as an Associate Portfolio Manager for the trust department of a large banking institution. She has 9 years of investment management experience and was appointed manager of the Fund in 1998.


MONEY MARKET FUND
Randall T. Royther, Senior Partner and Portfolio Manager (HIM)

Mr. Royther joined Harris Trust in 1990. He has 12 years of investment management experience and was appointed manager of the Fund in 1995.


GOVERNMENT MONEY MARKET FUND
Randall T. Royther, Senior Partner and Portfolio Manager (HIM)

Mr. Royther has served as manager of the Fund since 1995. See information for the Money Market Fund.

                             PRICING OF FUND SHARES

SHARES OF THE FUNDS ARE BOUGHT AND SOLD AT NET ASSET VALUE
Each Fund calculates its net asset value per share (NAV) on each day on which both the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business.

HOW THE FUNDS CALCULATE NAV
The NAV of a class of shares of a Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class.

The NAV for the Tax-Exempt Money Market Fund is calculated as of 12:00 Noon, Eastern time. The NAV for each of the Money Market Fund and the Government Money Market Fund is calculated as of 2:30 p.m., Eastern time. In its attempt to maintain a stable NAV of $1.00 per share, securities held by each Money Market Fund are valued at amortized cost, which is approximately equal to market value.


                              SHAREHOLDER SERVICES

                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

Institutional shares are sold to the following investors:

     o    Fiduciary and discretionary accounts of institutions

     o Financial institutions, such as banks, savings institutions and credit unions

     o    Pension and profit sharing and employee benefit plans and trusts

     o    Insurance companies

     o    Investment companies

     o    Investment advisers

     o Broker/dealers investing for their own accounts or for the accounts of other institutional investors

Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, the investment adviser, Harris Trust and Savings Bank and its affiliated banks, the distributor and the investment adviser's other investment advisory clients.

OPENING A NEW ACCOUNT IS EASY

There are three convenient ways to invest in the Harris Insight Funds.


                                                           Through Financial
           By Mail                By Bank Wire          Institution/Professional
--------------------------------------------------------------------------------
  Complete and sign an      Call the Funds at          Contact your financial
  application for           800.625.7073, during       institution or professional for
  Institutional Shares.     business hours, to         more information.
                            initiate your purchase.
  Make your check payable
  to the Harris Insight                                Important note: Each
  Funds.                    Please be sure to          institution or professional
                            furnish your taxpayer      may have its own procedures
  If you are adding to      identification number.     and requirements for buying
  your existing account,                               shares and may charge fees.
  indicate your Fund        Then wire your
  account number directly   investment to:
  on the check.               PNC Bank, N.A.
                              Philadelphia, PA
  Mail your application       ABA #0310-0005-3
  and check to:               For Credit To:
   Harris Insight Funds         Harris Insight Funds
   c/o PFPC Inc.                85-5093-2950
   P.O. Box 8952              Re: [Name of Fund]--
   Wilmington, DE             Institutional Shares
     19899-8952               Account No.:
                              Account Name:
                              Taxpayer ID No.:

                            If you are opening a new
                            account, please complete
                            and mail the account
                            application form to the
                            Funds at the address given
                            under "By Mail."

                            The Funds currently do
                            not charge investors for the
                            receipt of wire transfers,
                            although your bank may charge
                            you for their wiring services.

--------------------------------------------------------------------------------


The Harris Insight Funds do not require a minimum investment to initiate or add to your investment program.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third-party checks. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the NAV next calculated after your investment is received. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.

MORE ABOUT BUYING SHARES

TAXPAYER IDENTIFICATION
You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

-------------------------------------------------------------------------------
  HOURS OF OPERATION

  The Funds are open for business each day the New York Stock Exchange (NYSE) and the Federal Reserve Bank of Philadelphia are open for business. The Funds are closed for business on:
-------------------------------------------------------------------------------
  New Year's Day                 Memorial Day               Veterans' Day
  Martin Luther King, Jr. Day    Independence Day           Thanksgiving Day
  Presidents' Day                Labor Day                  Christmas Day
  Good Friday                    Columbus Day
--------------------------------------------------------------------------------
  You may call 800.982.8782 to speak with a Fund representative Monday through Friday from 8:00 a.m. to 5:00 p.m., Central time.
--------------------------------------------------------------------------------



                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

Accessing Your Money Is Easy

You may sell or redeem some or all of your shares when the Funds are open for business by doing one of the following.


    By Mail And          By Telephone             By Telephone And    Through Financial
        Check              And Check                   Bank Wire    Institution/Professional
----------------------------------------------------------------------------------------------------
You may sell shares by   If you have chosen       If you have chosen        Contact your financial
writing the Funds at:    the telephone            the wire redemption       institution or
Harris Insight Funds     redemption privilege,    privilege, you may        professional for more
 c/o PFPC Inc.           you may call             call 800.625.7073,        information.
 P.O. Box 8952           800.625.7073, during     during business
 Wilmington, DE          business hours, to       hours, to sell your       Important note: Each
 19899-8952.             sell your shares.        shares and have your      institution of
                                                  proceeds wired to a       professional may have
A check for your         A check for your         pre-designated bank       its own procedures
proceeds will be         proceeds will be         account.                  and requirements
mailed to you.           mailed to you.                                     for selling shares
                                                                            and may charge fees.


A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

--------------------------------------------------------------------------------

The Funds reserve the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

MORE ABOUT REDEMPTIONS

WHEN ORDERS ARE PROCESSED
Your shares will be sold at the NAV next calculated after your order is accepted by the Funds' transfer agent in good order. Your order will be processed and a check for the proceeds will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.

Under unusual circumstances, the Funds may suspend redemptions, if allowed by the Securities and Exchange Commission, or postpone payment.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES
The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Funds reserve the right to change this minimum or to terminate the privilege.

SIGNATURE GUARANTEES
The Funds use signature guarantees on certain redemption requests to protect you and the Funds from unauthorized account transfers. A signature guarantee is required when a redemption check is --

     o    Payable to anyone other than the shareholder(s) of record

     o    To be mailed to an address other than the address of record

     o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS
Each Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500 ($250 in the case of a retirement account), unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION

EXCHANGING SHARES
You can exchange your Institutional shares of a Fund for Institutional shares of any other Harris Insight Fund, provided that:

     o    Shares have been held for at least seven days,

     o    Account registration stays the same, and

     o    The shares you wish to buy are registered for sale in your home state.

Under certain circumstances, the Funds may:

     o    Limit the number of exchanges between Funds

     o    Reject a telephone exchange order

     o Modify or discontinue the exchange privilege upon 60 days' written notice

The procedures that apply to redeeming shares also apply to exchanging shares.

TELEPHONE TRANSACTIONS
You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809.

REGULAR REPORTS
Your investment will be easy to track. During the year, you will receive:

     o    An annual account statement

     o    A quarterly consolidated statement

     o    A confirmation statement, each time you buy, sell or exchange shares

     o Annual and semi-annual reports to shareholders for each Fund in which you invest.
--------------------------------------------------------------------------------
For more information on any of Harris Insight Funds' shareholder services, please call 800.982.8782
--------------------------------------------------------------------------------

                        DIVIDENDS AND TAX CONSIDERATIONS

Dividends of net investment income, if any, are declared and paid monthly by each Fund. Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the same Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date

TAX CONSIDERATIONS
Following is a brief discussion of the general tax treatment of various distributions from the Funds. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

     o All dividends paid, including net short-term capital gains (except "EXEMPT-INTEREST DIVIDENDS") are taxable to you as ordinary income.

     o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

     o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund.

TERMS TO KNOW

EXEMPT-INTEREST DIVIDENDS
Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

                            DISTRIBUTION ARRANGEMENTS

MULTIPLE CLASSES
Each of the Tax-Exempt Money Market Fund and Government Money Market Fund offers two classes of shares: N Shares and Institutional Shares. Each of the Large-Cap Aggressive Growth Fund, Small-Cap Aggressive Growth Fund, and Technology Fund offers two classes of shares: B Shares and Institutional Shares. Each of the Convertible Securities Fund, Intermediate Tax-Exempt Bond Fund and Short/Intermediate Bond Fund offers three classes of shares: N Shares, A Shares and Institutional Shares. Each of Index Fund and Money Market Fund offers three classes of shares: N Shares, B Shares and Institutional Shares. Each of the Balanced Fund, Equity Income Fund, Equity Fund, Core Equity Fund, Small-Cap Value Fund, Small-Cap Opportunity Fund, International Fund, Emerging Markets Fund, Tax-Exempt Bond Fund, Bond Fund, and Intermediate Government Bond Fund offers four classes of shares: N Shares, A Shares, B Shares and Institutional Shares. The shares of each class are offered by separate prospectuses.



                        MASTER FUND/FEEDER FUND STRUCTURE

The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                              FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund Institutional Share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares of each Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.

These financial highlights should be read with the financial statements.


                                                 TAX-EXEMPT MONEY
                                                    MARKET FUND
==========================================================================================

                                    12/31/00  12/31/99  12/31/98   12/31/97  12/31/96

 Net Asset Value, Beginning of Period   $1.00     $1.00      $1.00     $1.00     $1.00
                                        -----     -----      -----     -----     -----
 INCOME FROM INVESTMENT OPERATIONS:

 Net Investment Income                   0.039     0.030      0.033     0.034     0.031
 Net Realized and Unrealized
   Gain/(Loss) on Investments               --        --         --        --        --
                                         -----     -----      -----     -----     -----
 Total from Investment Operations        0.039     0.030      0.033     0.034     0.031
                                         -----     -----      -----     -----     -----
 LESS DISTRIBUTIONS:

 Net Investment Income                  (0.039)   (0.030)    (0.033)   (0.034)   (0.031)
 Capital Contribution                       --        --         --        --        --
                                         -----     -----      -----     -----     -----
 Total Distributions                    (0.039)   (0.030)    (0.033)   (0.034)   (0.031)
                                         -----     -----      -----     -----      ----
 Net Asset Value, End of Period          $1.00     $1.00      $1.00     $1.00     $1.00
                                         =====     =====      =====     =====     =====
 TOTAL RETURN                            3.94%     3.07%      3.35%     3.47%     3.19%
 RATIOS/SUPPLEMENTAL DATA:

  Net Assets, End of Period ($000)    830,879   515,987    606,754   497,986   388,404
 Ratio of Expenses to Average
   Net Assets                            0.24%     0.23%      0.23%     0.25%     0.29%
 Ratio of Expenses to Average Net
   Assets (Excluding Waivers)            0.24%     0.23%      0.23%     0.26%     0.29%
 Ratio of Net Investment Income to
   Average Net Assets                    3.88%     3.01%      3.30%     3.41%     3.14%


                                                   MONEY MARKET
                                                      FUND
=========================================================================================

                                    12/31/00  12/31/99  12/31/98   12/31/97  12/31/96

 Net Asset Value, Beginning of Period   $1.00     $1.00      $1.00     $1.00     $1.00
                                        -----     -----      -----     -----     -----
 INCOME FROM INVESTMENT OPERATIONS:

 Net Investment Income                   0.063     0.052      0.055     0.055     0.052
 Net Realized and Unrealized
   Gain/(Loss) on Investments               --        --         --    (0.001)       --
                                         -----     -----      -----     -----     -----
 Total from Investment Operations        0.063     0.052      0.055     0.054     0.052
                                         -----     -----      -----     -----     -----
 LESS DISTRIBUTIONS:

 Net Investment Income                  (0.063)   (0.052)    (0.055)   (0.055)   (0.052)
 Capital Contribution                       --        --         --     0.001        --
                                         -----     -----      -----     -----     -----
 Total Distributions                    (0.063)   (0.052)    (0.055)   (0.054)   (0.052)
                                         -----     -----      -----     -----     -----
 Net Asset Value, End of Period          $1.00     $1.00      $1.00     $1.00     $1.00
                                         =====     =====      =====     =====     =====
 TOTAL RETURN                            6.46%     5.29%      5.61%     5.66%     5.38%
 RATIOS/SUPPLEMENTAL DATA:

  Net Assets, End of Period ($000)   2,066,227 2,084,723  1,391,856 1,028,091   369,417
 Ratio of Expenses to Average
   Net Assets                            0.18%     0.19%      0.19%     0.21%     0.27%
 Ratio of Expenses to Average Net
   Assets (Excluding Waivers)            0.23%     0.24%      0.24%     0.26%     0.28%
 Ratio of Net Investment Income to
   Average Net Assets                    6.26%     5.20%      5.46%     5.54%     5.23%



                                                 GOVERNMENT MONEY
                                                    MARKET FUND
==========================================================================================

                                    12/31/00  12/31/99  12/31/98   12/31/97  12/31/96

 Net Asset Value, Beginning of Period   $1.00     $1.00      $1.00     $1.00     $1.00
                                        -----     -----      -----     -----     -----
 INCOME FROM INVESTMENT OPERATIONS:

 Net Investment Income                  0.061     0.049      0.053     0.053     0.051
 Net Realized and Unrealized
   Gain/(Loss) on Investments              --        --         --        --        --
                                        -----     -----      -----     -----     -----
 Total from Investment Operations       0.061     0.049      0.053     0.053     0.051
                                        -----     -----      -----     -----     -----
 LESS DISTRIBUTIONS:

 Net Investment Income                 (0.061)   (0.049)    (0.053)   (0.053)   (0.051)
 Capital Contribution                      --        --         --        --        --
                                        -----     -----      -----     -----     -----
 Total Distributions                   (0.061)   (0.049)    (0.053)   (0.053)   (0.051)
                                        -----     -----      -----     -----     -----
 Net Asset Value, End of Period         $1.00     $1.00      $1.00     $1.00     $1.00
                                        =====     =====      =====     =====     =====
 TOTAL RETURN                            6.24%     5.04%      5.43%     5.48%     5.24%
 RATIOS/SUPPLEMENTAL DATA:

  Net Assets, End of Period ($000)    314,497   210,521    162,285    63,970    37,169
 Ratio of Expenses to Average
   Net Assets                            0.20%     0.20%      0.19%     0.23%     0.31%
 Ratio of Expenses to Average Net
   Assets (Excluding Waivers)            0.25%     0.24%      0.24%     0.28%     0.32%
 Ratio of Net Investment Income to
   Average Net Assets                    6.11%     4.93%      5.27%     5.36%     5.12%


FOR MORE INFORMATION
More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:
BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
3200 Horizon Drive
King of Prussia, PA 19406

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:
     HARRIS INSIGHT FUNDS
     http://www.harrisinsight.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.

 The following notice does not constitute part of and is not incorporated into the prospectus for the Harris Insight Funds

                           HARRIS INSIGHT FUNDS TRUST
                             PFPC DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

We respect your right to privacy and seek to process your transactions efficiently. To do so, we must collect and maintain certain information about you from applications, other forms, and transactions you conduct with us, our affiliates, or others. Except for disclosure to our affiliates and service providers and as permitted by law, we do not disclose to anyone any personal information about you or about any of our former customers. We may disclose information about you to companies that perform administrative or marketing services on our behalf, such as transfer agents, service bureaus, or printers or mailers, who assist us in the distribution of investor materials. Those companies may use such information only for the services for which we engaged them and are not permitted to use or share the information for any other purpose. To protect your personal information, we maintain physical, electronic and procedural safeguards, and we permit access only to employees who need the information to serve you.

                                                                   HIF 1275 5/01

                             HARRIS INSIGHT(R) FUNDS
                               3200 Horizon Drive
                       King of Prussia, Pennsylvania 19406
                            Telephone: (800) 982-8782

                       Statement of Additional Information
                                   May 1, 2001

      This Statement of Additional Information (the "SAI") is not a prospectus. It should be read in conjunction with the corresponding prospectuses dated May 1, 2001 and any supplement thereto (the "Prospectuses") for the series of Harris Insight Funds Trust (the "Trust") listed below (each a "Fund" and collectively the "Funds").

   The Funds are as follows:

                                  Equity Funds
                                  ------------

                    Harris Insight Emerging Markets Fund
                    Harris Insight International Fund
                    Harris Insight Technology Fund
                    Harris Insight Small-Cap Aggressive Growth Fund Harris Insight Large-Cap Aggressive Growth Fund Harris Insight Small-Cap Opportunity Fund
                    Harris Insight Small-Cap Value Fund
                    Harris Insight Core Equity Fund
                    Harris Insight Equity Fund
                    Harris Insight Equity Income Fund
                    Harris Insight Index Fund
                    Harris Insight Balanced Fund

                               Fixed Income Funds
                               ------------------

                    Harris Insight Convertible Securities Fund
                    Harris Insight Tax-Exempt Bond Fund
                    Harris Insight Bond Fund
                    Harris Insight Intermediate Tax-Exempt Bond Fund Harris Insight Short/Intermediate Bond Fund Harris Insight Intermediate Government Bond Fund

                               Money Market Funds
                               ------------------

                    Harris Insight Tax-Exempt Money Market Fund
                    Harris Insight Money Market Fund
                    Harris Insight Government Money Market Fund

      The financial statements and financial highlights for each Fund (other than the Small-Cap Aggressive Growth Fund) for the fiscal period ended December 31, 2000, including the independent auditors' report thereon, are included in the Funds' Annual Report and are incorporated herein by reference. Information for the Small-Cap Aggressive Growth Fund is not available because this Fund had not commenced operations prior to December 31, 2000.

      To obtain a free copy of the Prospectuses or Annual Report, please write or call the Funds at the address or telephone number given above.

      Capitalized terms not defined herein are defined in the Prospectuses.

                                TABLE OF CONTENTS

                                                                           Page
General Information About the Trust...........................................3
Investment Strategies.........................................................3
Ratings......................................................................28
Investment Restrictions......................................................29
Master Fund/Feeder Fund Structure............................................31
Trustees and Executive Officers..............................................33
Control Persons and Principal Holders of Securities..........................35
Investment Management, Distribution and Other Services.......................41
Service and Distribution Plans...............................................48
Calculation of Yield and Total Return........................................52
Additional Purchase and Redemption Information...............................56
Determination of Net Asset Value.............................................60
Portfolio Transactions ......................................................61
Tax Information..............................................................64
Shares of Beneficial Interest................................................67
Other........................................................................68
Independent Accountants and Reports to Shareholders..........................69
Appendix A...................................................................70

                       GENERAL INFORMATION ABOUT THE TRUST

      The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on December 6, 1995. Because the Trust offers multiple investment portfolios (the "Funds"), it is known as a "series" company. The Trust currently has twenty-one Funds, with various investment objectives and policies, and offers four classes of shares, A Shares, N Shares, B Shares and Institutional Shares. (Prior to February 18, 1999, A Shares were named "Advisor" Shares and N Shares were named "Class A" Shares.) Institutional Shares are offered by each Fund. A Shares are offered by each Fund, except for the Index Fund, the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, the Technology Fund, and each of the Money Market Funds. N Shares are offered by each Fund, except for the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, and the Technology Fund. B Shares are offered by each Fund, except for the Convertible Securities Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund, the Tax-Exempt Money Market Fund, and the Government Money Market Fund. The investment objectives of the Funds are described in the Prospectuses. Harris Investment Management, Inc. ("HIM" or the "Adviser") is the adviser to the Funds and Hansberger Global Investors, Inc. ("Hansberger" or the "Sub-Adviser") is the sub-adviser to the International Fund and the Emerging Markets Fund. See "Investment Management, Distribution and Other Services" below.

                              INVESTMENT STRATEGIES

      Asset-Backed Securities. The Funds, except for the Convertible Securities Fund, may purchase asset-backed securities, which represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets such as installment loan contracts, leases of various types of real and personal property, motor vehicle installment sales contracts and receivables from revolving credit (credit card) agreements. In accordance with guidelines established by the Board of Trustees, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (10% with respect to the Money Market Funds) limitation on such investments. Asset-backed securities, including adjustable rate asset-backed securities, have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, including prepayment risk.

      Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution. Asset-backed securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities.

      Bank Obligations. A Fund may invest in bank obligations, include negotiable certificates of deposit, bankers' acceptances and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non-U.S. branches (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and wholly-owned banking-related subsidiaries of foreign banks. The Money Market Fund limits its investments in domestic bank obligations to obligations of U.S. banks (including foreign branches and thrift institutions) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System, are examined by Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("U.S. banks"). The Money Market Fund limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches): (a) which banks at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) are among the 100 largest banks in the world, as determined on the basis of assets, and have branches or agencies in the U.S.; and (b) which obligations, in the opinion of HIM, are of an investment quality comparable to obligations of U.S. banks that may be purchased by the Money Market Fund. Each of the Short/Intermediate Bond Fund and the Money Market Fund may invest more than 25% of the current value of its total assets in obligations (including repurchase agreements) of: (a) U.S. banks; (b) U.S. branches of foreign banks that are subject to the same regulation as U.S. banks by the U.S. Government or its agencies or instrumentalities; or (c) foreign branches of U.S. banks if the U.S. banks would be unconditionally liable in the event the foreign branch failed to pay on such obligations for any reason.

      Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and fixed time deposits, which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand but may be subject to early withdrawal penalties which could reduce the Fund's yield. Deposits subject to early withdrawal penalties or that mature in more than seven days are treated as illiquid securities if there is no readily available market for the securities. A Fund's investments in the obligations of foreign banks and their branches, agencies or subsidiaries may be obligations of the parent, of the issuing branch, agency or subsidiary, or both.

      The profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. In addition, domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. Obligations of foreign banks involve somewhat different investment risks from those associated with obligations of U.S. banks.

      Borrowing. A Fund may borrow up to 10% of the current value of its net assets for temporary purposes only in order to meet redemptions, which borrowing may be secured by the pledge of up to 10% of the current value of the Fund's net assets. Investments may not be purchased while any aggregate borrowings in excess of 5% exist.

      Common and Preferred Stock. The Equity Funds and the Convertible Securities Fund may invest in common and preferred stock. Common stockholders are the owners of the company issuing the stock and, accordingly, usually have the right to vote on various corporate governance matters such as mergers. They are not creditors of the company, but rather, in the event of liquidation of the company, would be entitled to their pro rata shares of the company's assets after creditors (including fixed income security holders) and, if applicable, preferred stockholders are paid. Preferred stock is a class of stock having a preference over common stock as to dividends or upon liquidation. A preferred stockholder is a shareholder in the company and not a creditor of the company as is a holder of the company's fixed income securities. Dividends paid to common and preferred stockholders are distributions of the earnings or other surplus of the company and not interest payments, which are expenses of the company. Equity securities owned by a Fund may be traded in the over-the-counter market or on a securities exchange and may not be traded every day or in the volume typical of securities traded on a major U.S. national securities exchange. As a result, disposition by a Fund of a portfolio security to meet redemptions by shareholders or otherwise may require the Fund to sell the security at less than the reported value of the security, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time. The market value of all securities, including equity securities, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measure of a company's worth.

      Stock values may fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other types of securities. Smaller or newer issuers are more likely to realize more substantial growth or suffer more significant losses than larger or more established issuers. Investments in these companies can be both more volatile and more speculative. The Small-Cap Opportunity Fund, the Small-Cap Value Fund, the Small-Cap Aggressive Growth Fund, and the Technology Fund have heightened exposure to these risks due to their policy of investing in smaller companies.

      Convertible Securities. The Equity Funds and the Fixed Income Funds may invest in convertible preferred stock and bonds, which are fixed income securities that are convertible into common stock at a specified price or conversion ratio. Because they have the characteristics of both fixed-income securities and common stock, convertible securities sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities for producing both current income and longer-term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock.

      See additional information on ratings and debt obligations below under "Debt Securities" and in Appendix A of this SAI.

      Debt Securities. Debt, or fixed income, securities (which include corporate bonds, debentures, notes, Government securities, municipal obligations, state- or state agency-issued obligations, obligations of foreign issuers, asset- or mortgage-backed securities, and other obligations) are used by issuers to borrow money and thus are debt obligations of the issuer. Holders of debt securities are creditors of the issuer, normally ranking ahead of holders of both common and preferred stock as to dividends or upon liquidation. The issuer usually pays a fixed, variable, or floating rate of interest and must repay the amount borrowed at the security's maturity. Some debt securities, such as zero-coupon securities (discussed below), do not pay interest but are sold at a deep discount from their face value.

      Yields on debt securities depend on a variety of factors, including the general conditions of the money, bond, and note markets, the size of a particular offering, the maturity date of the obligation, and the rating of the issue. Debt securities with longer maturities tend to produce higher yields and are generally subject to greater price fluctuations in response to changes in market conditions than obligations with shorter maturities. An increase in interest rates generally will reduce the market value of portfolio debt securities, while a decline in interest rates generally will increase the value of the same securities. The achievement of a Fixed Income Fund's investment objective depends in part on the continuing ability of the issuers of the debt securities in which a Fund invests to meet their obligations for the payment of principal and interest when due. Obligations of issuers of debt securities are subject to the provisions of bankruptcy, insolvency, and other laws that affect the rights and remedies of creditors. There is also the possibility that, as a result of litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may be materially affected.

      The rating or quality of a debt security refers to the issuer's creditworthiness, i.e., its ability to pay principal and interest when due. Higher ratings indicate better credit quality, as rated by independent rating organizations such as Moody's Investors Service, Standard & Poor's, or Fitch, which publish their ratings on a regular basis. Appendix A provides a description of the various ratings provided for bonds (including convertible bonds), municipal bonds, and commercial paper.

      High Yield Debt Securities. Securities rated "BB", "B", or "CCC" by Standard & Poor's ("Ba" or lower by Moody's) are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, with "B" indicating a lesser degree of speculation than "CCC". Such securities are frequently referred to as "high yield" securities or "junk bonds". While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Securities rated "CCC" ("Caa" by Moody's) have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

      While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk, and yields on such securities will fluctuate over time. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value.

      Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

      To the extent that there is no established retail secondary market for low-rated and comparable unrated securities, there may be little trading of such securities in which case the responsibility of the Trust's Board of Trustees to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. In addition, a Fund's ability to dispose of the bonds may become more difficult. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

      The market for certain low-rated and comparable unrated securities has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and could result in a higher incidence of defaults.

      Floating and Variable Rate Obligations. Each Fund may purchase securities having a floating or variable rate of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to an interest rate index or market interest rate. These adjustments tend to decrease the sensitivity of the security's market value to changes in interest rates. The Adviser or Sub-Adviser will monitor, on an ongoing basis, the ability of an issuer of a floating or variable rate demand instrument to pay principal and interest on demand. A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Funds' custodian subject to a sub-custodian agreement between the bank and the Funds' custodian.

      The floating and variable rate obligations that the Funds may purchase include certificates of participation in such obligations purchased from banks. A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Money Market Funds may invest in certificates of participation even if the underlying obligations carry stated maturities in excess of thirteen months upon compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "Commission"). The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

      Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in prevailing market interest rates or changes in the issuer's creditworthiness.

      Certain variable rate securities pay interest at a rate that varies inversely to prevailing short-term interest rates (sometimes referred to as inverse floaters). For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. During periods when short-term interest rates are relatively low as compared to long-term interest rates, a Fund may attempt to enhance its yield by purchasing inverse floaters. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of changes in the underlying index. While this form of leverage may increase the security's yield, it may also increase the volatility of the security's market value.

      A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid securities if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days.

      Foreign Currency and Foreign Currency Forward Contracts, Futures, and Options. When investing in foreign securities, a Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Fund incurs expenses in converting assets from one currency to another.

      Forward Contracts. Each of the Equity Funds and the Fixed Income Funds, except for the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund, may enter into foreign currency forward contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date ("forward contracts"). Forward contracts may be entered into by the Fund for hedging purposes, either to "lock-in" the U.S. dollar purchase price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which a Fund has investments may suffer a decline against the U.S. dollar, as well as for non-hedging purposes. A Fund may also enter into a forward contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency ("cross hedging"), if in the judgment of the Adviser or Sub-Adviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on an exchange.

      Each of the Emerging Markets Fund and the International Fund may also enter into transactions in forward contracts for other than hedging purposes that present greater profit potential but also involve increased risk. For example, if the Adviser or Sub-Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, the Funds may purchase or sell such currency, respectively, through a forward contract. If the expected changes in the value of the currency occur, the Funds will realize profits which will increase their gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, the Funds may sustain losses which will reduce their gross income. Such transactions, therefore, could be considered speculative.

      The Funds have established procedures consistent with statements by the Commission and its staff regarding the use of forward contracts by registered investment companies, which require the use of segregated assets or "cover" in connection with the purchase and sale of such contracts. In those instances in which the Funds satisfy this requirement through segregation of assets, they will segregate appropriate liquid securities, which will be marked to market on a daily basis, in an amount equal to the value of their commitments under forward contracts.

      Only a limited market, if any, currently exists for hedging transactions relating to currencies in many emerging market countries, or to securities of issuers domiciled or principally engaged in business in emerging market countries, in which the Emerging Markets Fund or the International Fund may invest. This may limit a Fund's ability to effectively hedge its investments in those emerging markets.

      Foreign Currency Futures. Generally, foreign currency futures provide for the delivery of a specified amount of a given currency, on the exercise date, for a set exercise price denominated in U.S. dollars or other currency. Foreign currency futures contracts would be entered into for the same reason and under the same circumstances as forward contracts. The Adviser or Sub-Adviser will assess such factors as cost spreads, liquidity and transaction costs in determining whether to utilize futures contracts or forward contracts in its foreign currency transactions and hedging strategy.

      Purchasers and sellers of foreign currency futures contracts are subject to the same risks that apply to the buying and selling of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on foreign currencies described below. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery which are assessed in the issuing country.

      Foreign Currency Options. Each of the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, the Technology Fund, the Emerging Markets Fund and the International Fund may purchase and write options on foreign currencies for purposes similar to those involved with investing in forward contracts. For example, in order to protect against declines in the dollar value of portfolio securities which are denominated in a foreign currency, the Fund may purchase put options on an amount of such foreign currency equivalent to the current value of the portfolio securities involved. As a result, the Fund would be able to sell the foreign currency for a fixed amount of U.S. dollars, thereby securing the dollar value of the portfolio securities (less the amount of the premiums paid for the options). Conversely, the Fund may purchase call options on foreign currencies in which securities it anticipates purchasing are denominated to secure a set U.S. dollar price for such securities and protect against a decline in the value of the U.S. dollar against such foreign currency. The Fund may also purchase call and put options to close out written option positions.

      A Fund may also write covered call options on foreign currency to protect against potential declines in its portfolio securities which are denominated in foreign currencies. If the U.S. dollar value of the portfolio securities falls as a result of a decline in the exchange rate between the foreign currency in which it is denominated and the U.S. dollar, then a loss to the Fund occasioned by such value decline would be ameliorated by receipt of the premium on the option sold. At the same time, however, the Fund gives up the benefit of any rise in value of the relevant portfolio securities above the exercise price of the option and, in fact, only receives a benefit from the writing of the option to the extent that the value of the portfolio securities falls below the price of the premium received. A Fund may also write options to close out long call option positions. A covered put option on a foreign currency would be written by the Fund for the same reason it would purchase a call option, namely, to hedge against an increase in the U.S. dollar value of a foreign security which the Fund anticipates purchasing. Here, the receipt of the premium would offset, to the extent of the size of the premium, any increased cost to the Fund resulting from an increase in the U.S. dollar value of the foreign security. However, the Fund could not benefit from any decline in the cost of the foreign security which is greater than the price of the premium received. A Fund may also write options to close out long put option positions. The markets in foreign currency options are relatively new and the Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

      The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and have no relationship to the investment merits of a foreign security, including foreign securities held in a "hedged" investment portfolio. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      As in the case of other kinds of options, the use of foreign currency options constitutes only a partial hedge and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

      Options on foreign currencies written or purchased by a Fund may be traded on U.S. or foreign exchanges or over-the-counter. There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that are not reflected in the options market.

      Foreign Investment Companies. Some of the countries in which the Emerging Markets Fund, the International Fund, the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, or the Technology Fund may invest, may not permit, or may place economic restrictions on, direct investment by outside investors. Investments in such countries may be permitted only through foreign government-approved or -authorized investment vehicles, which may include other investment companies. These Funds may also invest in other investment companies that invest in foreign securities. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the Fund does not own more than 3% of the voting stock of any one investment company. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

      Foreign Securities. Investing in foreign securities generally represents a greater degree of risk than investing in domestic securities, due to possible exchange controls or exchange rate fluctuations, limits on repatriation of capital, less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S., more volatile markets, less securities regulation, less favorable tax provisions, political or economic instability, war or expropriation. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

      The Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, the Technology Fund, the Emerging Markets Fund and the International Fund may purchase sponsored and unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and similar securities ("Depositary Receipts"). Each of the Equity Funds also may invest in ADRs and EDRs. Depositary Receipts are typically issued by a financial institution ("depository") and evidence ownership interests in a security or a pool of securities ("underlying securities") that have been deposited with the depository. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities. Thus, a Depositary Receipt representing ownership of common stock will be treated as common stock.

      Each of the Emerging Markets Fund and International Fund may invest a portion of its assets in certain sovereign debt obligations known as "Brady Bonds." Brady Bonds are issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. The Brady Plan contemplates, among other things, the debtor nation's adoption of certain economic reforms and the exchange of commercial bank debt for newly issued bonds. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as the World Bank or the International Monetary Fund (the "IMF"). The World Bank or IMF supports the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to replenish reserves used to reduce outstanding bank debt. Under these loan agreements or other arrangements with the World Bank or IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. The Brady Plan sets forth only general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors.

      Agreements implemented under the Brady Plan are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, each country offers different financial packages. Options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, bonds issued at a discount of face value of such debt, and bonds bearing an interest rate that increases over time and the advancement of the new money for bonds. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the Brady Bonds. Collateral purchases are financed by the IMF, World Bank and the debtor nations' reserves. Interest payments may also be collateralized in part in various ways.

      Brady Bonds are often viewed as having three or four valuation components:
(i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds can be viewed as speculative.

      Each of the other Equity Funds, except for the Balanced Fund, may invest up to 10% of its total assets in dollar-denominated foreign equity and debt securities. The Balanced Fund, the Short/Intermediate Bond Fund and the Bond Fund (each with respect to 20% of its total assets) may invest in non-convertible and convertible debt of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Money Market Fund may invest in non-convertible debt of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Convertible Securities Fund may invest only in dollar-denominated Eurodollar securities that are convertible into the common stock of domestic corporations. The Intermediate Government Bond Fund may invest in dollar-denominated Eurodollar securities that are guaranteed by the U.S. Government or its agencies or instrumentalities.

      On January 1, 1999, the European Monetary Union introduced a new single currency, the Euro, which replaced the national currencies of participating member nations. The adoption of the

Euro does not reduce the currency risk presented by the fluctuations in value of the U.S. dollar relative to other currencies and, in fact, currency risk may be magnified. Also, increased market volatility may result.

      Funding Agreements. Funding agreements are insurance contracts between an investor and the issuing insurance company. For the issuer, they represent senior obligations under an insurance product. For the investor, and from a regulatory perspective, these agreements are treated as securities. These agreements, like other insurance products, are backed by claims on the general assets of the issuing entity and rank on the same priority level as other policy holder claims. Funding agreements typically are issued with a one-year final maturity and a variable interest rate, which may adjust weekly, monthly, or quarterly. Some agreements carry a seven-day put feature. A funding agreement without this feature is considered illiquid. These agreements are regulated by the state insurance board of the state where they are executed.

      Government Securities. Government securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises ("Government Securities"). Obligations of the U.S. Government agencies and instrumentalities are debt securities issued by U. S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates); (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the discretionary authority of the U.S. Government to purchase certain obligations (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. In cases where U.S. Government support of agencies or instrumentalities is discretionary, no assurance can be given that the U.S. Government will provide financial support, since it is not legally obligated to do so.

      Guaranteed Investment Contracts. Each of the Short/Intermediate Bond Fund, the Bond Fund and the Money Market Fund may invest in guaranteed investment contracts ("GICs") issued by U.S. and Canadian insurance companies. A GIC requires the investor to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then makes payments to the investor based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. Generally, a GIC is not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in GICs does not currently exist.

      Illiquid Securities and Restricted Securities. Each Fund may invest up to 15% (10% with respect to the Money Market Funds) of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act") ("restricted securities"), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Under the supervision of the Trust's Board of Trustees, the Adviser and Sub-Adviser determine and monitor the liquidity of portfolio securities.

      Repurchase agreements, reverse repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Adviser has determined that an adequate trading market exists for such securities or that market quotations are readily available.

      The Funds may purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act and commercial paper issued in reliance upon the exemption in Section 4(2) of the 1933 Act, for which an institutional market has developed. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment of the unregistered security. A security's contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of the security. These securities may be determined to be liquid in accordance with guidelines established by the Trust's Board of Trustees. Those guidelines take into account trading activity in the securities and the availability of reliable pricing information, among other factors. The Board of Trustees monitors implementation of those guidelines on a periodic basis.

      Index Futures Contracts and Options on Index Futures Contracts. Each Equity Fund and Fixed Income Fund may attempt to reduce the risk of investment in equity and other securities by hedging a portion of each portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. Each of these Funds may hedge a portion of its portfolio by selling index futures contracts to limit exposure to decline. During a market advance or when the Adviser or the Sub-Adviser anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing index futures or options on indices. This affords a hedge against the Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities that may later be purchased in a more advantageous manner. The Index Fund may maintain Standard & Poor's 500 Index futures contracts to simulate full investment in that index while retaining a cash position for fund management purposes, to facilitate trading or to reduce transaction costs. A Fund will sell options on indices only to close out existing hedge positions.

      A securities index assigns relative weightings to the securities in the index, and the index generally fluctuates with changes in the market values of those securities. A securities index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. Unlike the purchase or sale of an underlying security, no consideration is paid or received by a Fund upon the purchase or sale of a securities index futures contract. When the contract is executed, each party deposits with a broker or in a segregated custodial account a percentage of the contract amount, which may be as low as 5%, called the "initial margin." During the term of the contract, the amount of this deposit is adjusted, based on the current value of the futures contract, by payments of variation margin to or from the broker or segregated account.

      Municipal bond index futures contracts, which are based on an index of 40 tax-exempt, municipal bonds with an original issue size of at least $50 million and a rating of A or higher by Standard & Poor's ("S&P") or A or higher by Moody's Investors Service ("Moody's"), began trading in mid-1985. No physical delivery of the underlying municipal bonds in the index is made. The Fixed Income Funds may utilize any such contracts and associated put and call options for which there is an active trading market.

      Except for the Index Fund, a Fund will use index futures contracts only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund will sell index futures only if the amount resulting from the multiplication of the then-current level of the indices upon which its futures contracts which would be outstanding do not exceed one-third of the value of the Fund's net assets. Also, a Fund may not purchase or sell index futures if, immediately thereafter, the sum of the premiums paid for unexpired options on futures contracts and margin deposits on the Fund's outstanding futures contracts would exceed 5% of the market value of the Fund's total assets. When a Fund purchases index futures contracts, it will segregate appropriate liquid securities equal to the market value of the futures contracts.

      There are risks that are associated with the use of futures contracts for hedging purposes. The price of a futures contract will vary from day to day and should parallel (but not necessarily equal) the changes in price of the underlying securities that are included in the index. The difference between these two price movements is called "basis." There are occasions when basis becomes distorted. For instance, the increase in value of the hedging instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, the loss in the hedged position may be greater than the capital appreciation that a Fund experiences in its securities positions. Distortions in basis are more likely to occur when the securities hedged are not part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

      All investors in the futures market are subject to initial margin and variation margin requirements. Rather than providing additional variation margin, an investor may close out a futures position. Changes in the initial and variation margin requirements may influence an investor's decision to close out the position. The normal relationship between the securities and futures markets may become distorted if changing margin requirements do not reflect changes in value of the securities. The margin requirements in the futures market are substantially lower than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

      In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the commodity can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period, it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because it is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the price of the underlying index. When a Fund purchases a put option or call option, however, unless the option is exercised, the maximum risk of loss to the Fund is the price of the put option or call option purchased.

      Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities.

      A Fund's successful use of index futures contracts and options on indices depends upon the Adviser's or Sub-Adviser's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund's portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in a security in an advantageous manner and the market declines, the Fund might create a loss on the futures contract. Particularly in the case of options on stock indices, a Fund's ability to establish and maintain positions will depend on market liquidity. In addition, the ability of a Fund to close out an option depends on a liquid secondary market. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because a Fund is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the underlying index. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

      Although no Fund has a present intention to invest 5% or more of its assets in index futures and options on indices, a Fund has the authority to invest up to 25% of its net assets in such securities.

      See additional risk disclosure below under "Interest Rate Futures Contracts and Related Options."

      Interest Rate Futures Contracts and Related Options. All Equity Funds and Fixed Income Funds may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U. S. Treasury Bonds, ten-year U.S. Treasury Notes, three-month U.S. Treasury Bills, Eurobonds, and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by a Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

      Unlike the purchase or sale of a security, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

      A Fund may not purchase or sell futures contracts or purchase options on futures contracts if, immediately thereafter, more than one-third of its net assets would be hedged, or the sum of the amount of margin deposits on the Fund's existing futures contracts and premiums paid for options would exceed 5% of the value of the Fund's total assets. When a Fund enters into futures contracts to purchase an index or debt security or purchase call options, an amount of cash or appropriate liquid securities equal to the notional market value of the underlying contract will be segregated to cover the positions, thereby insuring that the use of the contract is unleveraged.

      Although a Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

      If a Fund has hedged against the possibility of an increase in interest rates that would adversely affect the value of municipal bonds or other debt securities held in its portfolio, and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

      In addition, the ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Tax Information" below.

      A Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

      Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

      There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices. Successful use of these derivative securities by a Fund is subject to the Adviser's or Sub-Adviser's ability to predict correctly the direction of movements in interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of a long-term bond portfolio. There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the debt securities which are the subject of the hedge, on the other hand. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market; therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, a Fund may realize a loss on a futures contract that is not offset by an increase in the price of the debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made only in unusual circumstances, such as when the Adviser or Sub-Adviser anticipates an extreme change in interest rates or market conditions.

      See additional risk disclosure above under "Index Futures Contracts and Options on Index Futures Contracts."

      Investment Company Securities and Investment Funds. In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from Federal income taxes) and that seek to maintain a $1.00 net asset value per share.

      Each non-Money Market Fund also may invest in securities issued by investment companies that invest in securities in which the Fund could invest directly, within the limits prescribed by the 1940 Act. These limit each such Fund so that, except as provided below in the section "Master Fund/Feeder Fund Structure", (i) not more than 5% of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. See additional information concerning permitted investments in non-U.S. investment companies above under "Foreign Investment Companies".

      Letters of Credit. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the Adviser or Sub-Adviser, are of investment quality comparable to other permitted investments of a Fund may be used for Letter of Credit-backed investments.

      Mortgage-Related Securities. All Equity Funds, the Short/Intermediate Bond Fund, the Bond Fund and the Intermediate Government Bond Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and Government Stripped Mortgage-Backed Securities. The Intermediate Government Bond Fund may purchase such securities if they represent interests in an asset-backed trust collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"), and may invest up to 20% of its assets in non-government, mortgage-backed securities.

      CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on the underlying collateral to different series or classes of the obligations. To the extent that CMOs are considered to be investment companies, investments in such CMOs will be subject to the percentage limitations described under "Investment Company Securities" in this SAI.

      Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by GNMA, FNMA, or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

      Mortgage-backed securities generally provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the

United States. FNMA-guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations.

      Even if the U.S. Government or one of its agencies guarantees principal and interest payments of a mortgage-backed security, the market price of a mortgage-backed security is not insured and may be subject to market volatility. When interest rates decline, mortgage-backed securities experience higher rates of prepayment because the underlying mortgages are refinanced to take advantage of the lower rates. The prices of mortgage-backed securities may not increase as much as prices of other debt obligations when interest rates decline, and mortgage-backed securities may not be an effective means of locking in a particular interest rate. In addition, any premium paid for a mortgage-backed security may be lost if the security is prepaid. When interest rates rise, mortgage-backed securities experience lower rates of prepayment. This has the effect of lengthening the expected maturity of a mortgage-backed security. As a result, prices of mortgage-backed securities may decrease more than prices of other debt obligations when interest rates rise.

      Investments in interest-only Government Stripped Mortgage-Backed Securities will be made in order to enhance yield or to benefit from anticipated appreciation in value of the securities at times when the Adviser or Sub-Adviser believes that interest rates will remain stable or increase. In periods of rising interest rates, the value of interest-only Government Stripped Mortgage-Backed Securities may be expected to increase because of the diminished expectation that the underlying mortgages will be prepaid. In this situation the expected increase in the value of interest-only Government Stripped Mortgage-Backed Securities may offset all or a portion of any decline in value of the portfolio securities of the Fund. Investing in Government Stripped Mortgage-Backed Securities involves the risks normally associated with investing in mortgage-backed securities issued by government or government-related entities. In addition, the yields on interest-only and principal-only Government Stripped Mortgage-Backed Securities are extremely sensitive to the prepayment experience on the mortgage loans underlying the certificates collateralizing the securities. If a decline in the level of prevailing interest rates results in a rate of principal prepayments higher than anticipated, distributions of principal will be accelerated, thereby reducing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and increasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on interest-only Government Stripped Mortgage-Backed Securities and decreasing the yield to maturity on principal-only Government Stripped Mortgage-Backed Securities. Sufficiently high prepayment rates could result in a Fund's not fully recovering its initial investment in an interest-only Government Stripped Mortgage-Backed Security. Government Stripped Mortgage-Backed Securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that a Fund will be able to effect a trade of a Government Stripped Mortgage-Backed Security at a time when it wishes to do so.

      Municipal Leases. Each of the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund may acquire participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, a Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

      In evaluating the credit quality of a municipal lease obligation and determining whether such lease obligation will be considered "liquid," the Adviser will consider: (1) whether the lease can be canceled; (2) what assurance there is that the assets represented by the lease can be sold; (3) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"); and, (5) the legal recourse in the event of failure to appropriate.

      Municipal Obligations. The Balanced Fund, the Short/Intermediate Bond Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund, the Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund may invest in tax-exempt obligations to the extent consistent with each Fund's investment objective and policies. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

      Tax Anticipation Notes (TANs). An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers commingle various tax proceeds in a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various other obligations could affect the likelihood of making payments on TANs.

      Bond Anticipation Notes (BANs). The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

      Revenue Anticipation Notes (RANs). A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

      The Short/Intermediate Bond Fund, the Balanced Fund, the Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund may also invest in: (1) municipal bonds that are rated at the date of purchase "Baa" or better by Moody's or "BBB" or better by S&P; (2) municipal notes having maturities at the time of issuance of 15 years or less that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+," "SP-1," or "SP-2" by S&P; and (3) municipal commercial paper with a stated maturity of one year or less that is rated at the date of purchase "P-2" or better by Moody's or "A-2" or better by S&P.

      Put and Call Options. All Equity Funds and Fixed Income Funds may invest in covered put and covered call options and write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

      These Funds each may write put and call options on securities only if they are "covered," and such options must remain "covered" as long as the Fund is obligated as a writer. A call option is "covered" if a Fund owns the underlying security or its equivalent covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if such cash is segregated) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if appropriate liquid assets representing the difference are segregated by the Fund. A put option is "covered" if a Fund maintains appropriate liquid securities with a value equal to the exercise price, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

      The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, a Fund would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, a Fund would receive less total return for its portfolio than it would have if the call had not been written, but only if the premium received for writing the option is less than the difference between the exercise price and the market value. Put options are purchased in an effort to protect the value of a security owned against an anticipated decline in market value. A Fund may forego the benefit of appreciation on securities sold or be subject to depreciation on securities acquired pursuant to call or put options, respectively, written by the Fund. A Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.

      Each Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, a Fund's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

      The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. The Trust has agreed that, pending resolution of the issue, each of the Funds will treat such options and assets as subject to such Fund's limitation on investment in securities that are not readily marketable.

      Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.

      Real Estate Investment Trusts (REITs). The Emerging Markets Fund and the International Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs or the quality of loans held by the REIT. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects.

      REITs are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline.

      Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than securities of larger companies.

      Repurchase Agreements. Each Fund may enter into repurchase agreements by which the Fund purchases portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. A repurchase agreement must be collateralized by obligations that could otherwise be purchased by the Fund (except with respect to maturity), and these must be maintained by the seller in a segregated account for the Fund cash or cash equivalents equal to at least 102% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

      A Fund may not enter into a repurchase agreement if, as a result, more than 15% (10% with respect to a Money Market Fund) of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. A Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Trustees.

      Reverse Repurchase Agreements. Each of the Equity Funds and the Fixed Income Funds may borrow funds for temporary purposes by entering into an agreement to sell portfolio securities to a financial institution such as a bank or broker-dealer and to repurchase them at a mutually specified date and price ("reverse repurchase agreement"). A reverse repurchase agreement involves the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on the amount obtained pursuant to the reverse repurchase agreement.

      A Fund may not enter into a reverse repurchase agreement if, as a result, more than 15% (10% with respect to a Money Market Fund) of the Fund's net assets would be invested in reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into reverse repurchase agreements only with registered broker-dealers and commercial banks that meet guidelines established by the Trust's Board of Trustees.

      Rule 2a-7 Matters. Each of the Money Market Funds must comply with the requirements of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Under the applicable quality requirements of Rule 2a-7, the Funds may purchase only U.S. dollar-denominated instruments that are determined to present minimal credit risks and that are at the time of acquisition "eligible securities" as defined in Rule 2a-7. Generally, eligible securities are divided into "first tier" and "second tier" securities. First tier securities are generally those in the highest rating category (e.g., A-1 by S&P) or unrated securities deemed to be comparable in quality, government securities and securities issued by other money market funds. Second tier securities are generally those in the second highest rating category (e.g., A-2 by S&P) or unrated securities deemed to be comparable in quality. See Appendix A for more information.

      The Money Market Fund may not invest more than 5% of its total assets in second tier securities nor more than the greater of 1% of its total assets or $1 million in the second tier securities of a single issuer. The Tax-Exempt Money Market Fund may not invest more than 5% of its total assets in second tier "conduit securities" (as defined in Rule 2a-7), nor more than 1% of its total assets or $1 million (whichever is greater) in second tier conduit securities issued by a single issuer. Generally, conduit securities are securities issued to finance non-governmental private projects, such as retirement homes, private hospitals, local housing projects, and industrial development projects, with respect to which the ultimate obligor is not a government entity.

      Each Money Market Fund will maintain a dollar-weighted average maturity of 90 days or less and will limit its investments to securities that have remaining maturities of 397 calendar days or less or other features that shorten maturities in a manner consistent with the requirements of Rule 2a-7, such as interest rate reset and demand features.

      Securities Lending. Each Fund, except the Money Market Funds, may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's total assets if cash or cash-equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Adviser or Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Adviser, the Sub-Adviser or the Distributor.

      Short Sales. With respect to the Emerging Markets Fund and the International Fund, when a Fund sells short, it borrows the securities that it needs to deliver to the buyer. A Fund must arrange through a broker to borrow these securities and will become obligated to replace the borrowed securities at whatever their market price may be at the time of replacement. A Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

      A Fund's obligation to replace the securities borrowed in connection with a short sale will be secured. The proceeds a Fund receives from the short sale will be held on behalf of the broker until the Fund replaces the borrowed securities, and the Fund will deposit collateral with the broker; this collateral will consist of cash or liquid, high-grade debt obligations. In addition, a Fund will deposit collateral in a segregated account with the Fund's custodian; this collateral will consist of cash or liquid, high grade debt obligations equal to any difference between the market value of (1) the securities sold at the time they were sold short and (2) any collateral deposited with the broker in connection with the short sale (not including the proceeds of the short sale).

      The Emerging Markets Fund and the International Fund may sell securities short-against-the-box to hedge unrealized gains on portfolio securities. If a Fund sells securities short-against-the-box, it may protect unrealized gains, but will lose the opportunity to profit on such securities if the price rises.

      Sovereign Debt. The Emerging Markets Fund and the International Fund may invest in "sovereign debt," which is issued or guaranteed by foreign governments (including countries, provinces and municipalities) or their agencies and instrumentalities. Sovereign debt may trade at a substantial discount from face value. The Funds may hold and trade sovereign debt of foreign countries in appropriate circumstances to participate in debt conversion programs. Emerging-market country sovereign debt involves a high degree of risk, is generally lower-quality debt, and is considered speculative in nature. The issuer or governmental authorities that control sovereign-debt repayment ("sovereign debtors") may be unable or unwilling to repay principal or interest when due in accordance with the terms of the debt. A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash-flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy towards the IMF, and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearage on their debt. The commitment of these third parties to make such disbursements may be conditioned on the sovereign debtor's implementation of economic reforms or economic performance and the timely service of the debtor's obligations. The sovereign debtor's failure to meet these conditions may cause these third parties to cancel their commitments to provide funds to the sovereign debtor, which may further impair the debtor's ability or willingness to timely service its debts. In certain instances, the Funds may invest in sovereign debt that is in default as to payments of principal or interest. In the event that the Funds hold non-performing sovereign debt, the Funds may incur additional expenses in connection with any restructuring of the issuer's obligations or in otherwise enforcing their rights thereunder.

      The Fixed Income Funds may invest in "sovereign debt" that is U.S. dollar-denominated and investment-grade.

      Stand-by Commitments. Each of the Balanced Fund, the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund may purchase municipal securities together with the right to resell them to the seller or a third party at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a stand-by commitment, and the aggregate price which a Fund pays for securities with a stand-by commitment may increase the cost, and thereby reduce the yield, of the security. The primary purpose of this practice is to permit a Fund to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. The Balanced Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments acquired by a Fund are valued at zero in determining the Fund's net asset value. Stand-by commitments involve certain expenses and risks, including the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, non-marketability of the commitment, and differences between the maturity of the underlying security and the maturity of the commitment.

      Temporary Investments. When business or financial conditions warrant, each of the non-Money Market Funds may assume a temporary defensive position by investing in money-market investments. These money-market investments include obligations of the U.S. Government and its agencies and instrumentalities, obligations of foreign sovereigns, other debt securities, commercial paper including bank obligations, certificates of deposit (including Eurodollar certificates of deposit) and repurchase agreements.

      For temporary defensive purposes, during periods in which the Adviser or Sub-Adviser believes changes in economic, financial or political conditions make it advisable, the Funds may reduce their holdings in equity and other securities and may invest up to 100% of their assets in certain short-term (less than twelve months to maturity) and medium-term (not greater than five years to maturity) debt securities and in cash (U.S. dollars, foreign currencies, or multicurrency units). In the case of the International Fund and the Emerging Markets Fund, these short-term and medium-term debt securities consist of (a) obligations of governments, agencies or instrumentalities of any member state of the Organization for Economic Cooperation and Development ("OECD"); (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of banks organized under the laws of any member state of the OECD, denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of corporations organized under the laws of any member state of the OECD meeting the Fund's credit quality standards; and
(e) repurchase agreements with banks and broker-dealers covering any of the foregoing securities. The short-term and medium-term debt securities in which the Fund may invest for temporary defensive purposes will be those that the Adviser or Sub-Adviser believes to be of high quality, i.e., subject to relatively low risk of loss of interest or principal (there is currently no rating system for debt securities in most emerging countries). If rated, these securities will be rated in one of the three highest rating categories by rating services such as Moody's or S&P (i.e., rated at least A).

      Warrants. The Equity Funds and the Convertible Securities Fund may invest in warrants, which are options to purchase an equity security at a specified price (usually representing a premium over the applicable market value of the underlying equity security at the time of the warrant's issuance) and usually during a specified period of time. Unlike convertible securities and preferred stocks, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach a level at which the warrant can be prudently exercised (in which case the warrant may expire without being exercised, resulting in the loss of the Fund's entire investment therein).

      When-Issued Purchases and Forward Commitments (Delayed-Delivery). When-issued purchases and forward commitments (delayed-delivery) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock in a price or yield on a security, regardless of future changes in interest rates.

      When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Trust's custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitments. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

      A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for Federal income tax purposes.

      When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

      The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

      Zero Coupon Securities. Each Fund may invest in zero coupon securities. Zero coupon securities are debt securities that are issued and traded at a discount and do not entitle the holder to any periodic payments of interest prior to maturity. Zero coupon securities may be created by separating the interest and principal components of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities or issued by private corporate issuers. These securities may not be issued or guaranteed by the U.S. Government. Typically, an investment brokerage firm or other financial intermediary holding the security has separated ("stripped") the unmatured interest coupons from the underlying principal. The holder may then resell the stripped securities. The stripped coupons are sold separately from the underlying principal, usually at a deep discount because the buyer receives only the right to receive a fixed payment on the security upon maturity and does not receive any rights to reinvestment of periodic interest (cash) payments. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on investments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon securities and interest-paying securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly. In addition, a Fund's investment in zero coupon securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes, a portion of the difference between the security's maturity value and its purchase price is imputed income to a Fund each year. Under the Federal tax laws applicable to investment companies, a Fund will not be subject to tax on its income if it pays annual dividends to its shareholders substantially equal to all the income received from, and imputed to, its investments during the year. Because imputed income must be paid to shareholders annually, a Fund may need to borrow money or sell securities to meet certain dividend and redemption obligations. In addition, the sale of securities by a Fund may increase its expense ratio and decrease its rate of return.

                                     RATINGS

      After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund for such type of security to sell the security unless the amount of the security exceeds the Fund's permissible limit. However, the Adviser or the Sub-Adviser will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. A Money Market Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Trust's Board of Trustees that a sale is not in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in the organization or in its rating system, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this SAI. For additional information on ratings, see Appendix A to this SAI.

                             INVESTMENT RESTRICTIONS

      (1) No diversified Fund may, with respect to 75% of its assets, invest more than 5% of its assets (valued at the time of investment) in securities of any one issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

      (2) No Fund may, with respect to 75% of its assets, acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

      (3) No Fund other than the Technology Fund may invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry, except that (a) this restriction does not apply to investments in (i) securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, (ii) municipal obligations (for purposes of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users), and (iii) in the case of the Money Market Fund, bank obligations that are otherwise permitted as investments, and (b) all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

      (4) No Fund may borrow money except to the extent permitted by applicable law, regulation or order.

      (5) No Fund may issue any senior security except to the extent permitted by applicable law, regulation or order.

      (6) No Fund may underwrite the distribution of securities of other issuers; however, (a) the Fund may acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale and (b) all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies.

      (7) No Fund may make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in money market instruments or repurchase agreements, (c) participating in an interfund lending program among Funds having a common investment adviser or distributor to the extent permitted by applicable law or (d) lending its portfolio securities. The Fund will not lend securities having a value in excess of 33-1/3% of its assets, including collateral received for loaned securities (valued at the time of any loan).

      (8) No Fund may purchase or sell real estate or interests in real estate, although it may invest in securities secured by interests in real estate and securities of enterprises that invest in real estate or interests in real estate, and may acquire and dispose of real estate or interests in real estate acquired through the exercise of rights as a holder of debt obligations secured by real estate or interests therein.

      (9) No Fund may purchase or sell commodities or commodity contracts, except that it may enter into (a) futures, options, and options on futures, (b) forward contracts, and (c) other financial transactions not requiring the delivery of physical commodities.

      (10) No Fund may invest in the securities of other investment companies except to the extent permitted by applicable law, regulation or order or rule of the SEC.

      (11) No Fund may purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions) or participate in a joint or on a joint or several basis in any trading account in securities.

      (12) No Fund may invest more than 15% (10% in the case of a Money Market
Fund) of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

      (13) No Fund may make short sales of securities unless (a) the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities or (b) the securities sold are "when issued" or "when distributed" securities that the Fund expects to receive in a recapitalization, reorganization or other exchange for securities that it contemporaneously owns or has the right to obtain and provided that transactions in options, futures and options on futures are not treated as short sales.

      (14) As a matter of fundamental policy, none of the foregoing investment policies or restrictions of the Fund shall prohibit the Fund from investing all or substantially all of its assets in the shares of another registered open-end investment company having the same investment objective and substantially similar policies and restrictions.

      The investment restrictions numbered 3 - 10 and number 14 are fundamental policies of each of the Funds that may be changed only when permitted by law and approved by the holders of a majority of such Fund's outstanding voting securities, as described under "Beneficial Interest". Investment restriction number 14 permits the Funds to adopt a Master Fund/Feeder Fund structure, as described in the next section.

      Whenever any investment restriction states a maximum percentage of a Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, subsequent percentage changes resulting from fluctuating asset values will not be considered a violation of such restrictions, except that at no time may the value of the illiquid securities held by a Money Market Fund exceed 10% of the Fund's total assets.

      For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

                        MASTER FUND/FEEDER FUND STRUCTURE

      The Shareholders and the Board of Trustees have approved a proposal that permits each Fund to invest substantially all of its investable assets in another open-end management investment company having the same investment objective and substantially similar policies and restrictions (a "Master Fund/Feeder Fund Structure"). Prior to any such actual investment, however, the Board of Trustees would be required to approve the transaction and shareholders would be notified.

      Although the Board of Trustees has not determined that any of the Funds should convert to a Master Fund/Feeder Fund Structure at this time, the Board of Trustees believes it could be in the best interests of some or all of the Funds at some future date and could vote at some time in the future to convert the Fund into a "Feeder Fund" under which all of the assets of the Fund would be invested in a Master Fund. The Feeder Fund would transfer its assets to a Master Fund in exchange for shares of beneficial interest in the Master Fund having the same net asset value as the value of the assets transferred. (The ownership interests of the Fund's shareholders would not be altered by this change.)

      Any Master Fund in which a Feeder Fund would invest would be registered as an open-end management investment company under the 1940 Act and would be required to have the same investment objective and substantially similar policies and restrictions as the Feeder Fund. Accordingly, by investing in a Master Fund, the Feeder Fund would continue to pursue its then current investment objective and policies in substantially the same manner, except that it would pursue that objective through its investment in the Master Fund rather than through direct investments in the types of securities dictated by its investment objectives and policies. The Master Fund, whose shares could be offered to other feeder funds or other investors in addition to the Feeder Fund, would invest in the same type of securities in which the Fund would have directly invested, providing substantially the same investment results to the Feeder Fund's shareholders. However, the expense ratios, the yields, and the total returns of other investors in the Master Fund may be different from those of the Feeder Fund due to differences in Feeder Fund expenses.

      By investing substantially all of its assets in a Master Fund, a Feeder Fund could expect to be in a position to realize directly or indirectly certain economies of scale, in that a larger investment portfolio resulting from multiple Feeder Funds is expected to achieve a lower ratio of operating expenses to net assets. A Master Fund may be offered to an undetermined number of other Feeder Funds. However, there can be no assurance that any such additional investments in a Master Fund by other Feeder Funds will take place.

      If a Fund invests substantially all of its assets in a Master Fund, the Fund would no longer require portfolio management services. For this reason, if the Board of Trustees were to convert a Fund into a Feeder Fund, the existing investment advisory agreement between the Trust and the Adviser relating to that Fund would be terminated, although the Feeder Fund would continue to have an administration agreement with the Adviser or another party for the provision of certain administrative services on terms approved by the non-interested Trustees of the Trust.

      A Feeder Fund may withdraw its investment in a Master Fund at any time if the Board of Trustees determines that it is in the best interests of the shareholders of the Feeder Fund to do so or if the investment policies or restrictions of the Master Fund were changed so that they were inconsistent with the policies and restriction of the Feeder Fund. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity having substantially the same investment objective as the Feeder Fund or the retaining of an investment adviser to directly invest the Feeder Fund's assets in accordance with its investment objective and policies.

      Whenever a Feeder Fund is asked to vote on a proposal by the Master Fund, the Feeder Fund will hold a meeting of its shareholders if required by applicable law or its policies, and cast its vote with respect to the Master Fund in the same proportion as its shareholders vote on the proposal.

      Once its assets are invested in a Master Fund, a Feeder Fund will value its holdings (i.e., shares issued by the Master Fund) at their fair value, which will be based on the daily net asset value of the Master Fund. The net income of the Feeder Fund will be determined at the same time and on the same days as the net income of the Master Fund is determined, which would be the same time and days that the Feeder Fund uses for this purpose.

      Investments in a Master Fund would have no preemptive or conversion rights and would be fully paid and non-assessable, except as set forth below. Similar to the Trust, a Master Fund would not be required to hold annual meetings of its shareholders, but the Master Fund would be required to hold special meetings of shareholders when, in the judgment of its trustees, it is necessary or desirable to submit matters for a shareholder vote. Other shareholders in a Master Fund have rights similar to those of Feeder Fund shareholders; under certain circumstances (e.g., upon application and submission of certain specified documents to the Board of Trustees by a specified number of investors), they have the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more of the Master Fund's trustees. Shareholders also have the right to remove one or more trustees, without a meeting, by a declaration in writing by a specified number of shareholders. Upon liquidation of a Master Fund, investors would be entitled to share pro rata in the net assets of the Master Fund available for distribution to shareholders.

      Each Master Fund shareholder would be entitled to a vote in proportion to the share of its investment in the Master Fund. Investments in a Master Fund would not be transferable, but a shareholder (such as a Feeder Fund) could redeem all or any portion of its investment at any time at net asset value.

      Tax Considerations. The implementation of a Master Fund/Feeder Fund structure is not expected to have any adverse tax effects on the Funds or their shareholders. As a condition of and prior to implementation of conversion of a Fund to a Master Fund/Feeder Fund Structure, the Trust would either obtain a private letter ruling from the Internal Revenue Service or receive an opinion of counsel that no gain or loss for Federal income tax purposes would be recognized by the Feeder Fund, the Master Fund, or the shareholders of the Feeder Fund in connection with the transfer of the

Feeder Fund's assets to the Master Fund in exchange for shares of beneficial interest in the Master Fund.

      A Feeder Fund would continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Feeder Fund must meet certain income, distribution, and diversification requirements. It is expected that any Feeder Fund's investment in a Master Fund will satisfy these requirements. Provided that each Feeder Fund meets these requirements and distributes all of its net investment income and realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, the Feeder Fund would not pay any Federal income or excise taxes. Any Master Fund would qualify and elect to be treated as a "partnership" under the Code and, therefore, would also not expect to be required to pay any Federal income or excise taxes. Income dividends and any capital gain distributions by a Master Fund to a Feeder Fund will be distributed by the Feeder Fund to its shareholders, and such payments will be subject to Federal and applicable state income taxes on that Feeder Fund's shareholders.

                         TRUSTEES AND EXECUTIVE OFFICERS

      Responsibility for overall management of the Trust and the Funds rests with the Board of Trustees in accordance with Massachusetts law. The principal occupations of the Trustees and executive officers of the Trust for the past five years and their ages at May 1, 2001 are listed below. The address of each Trustee or executive officer, unless otherwise indicated, is 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

C. GARY GERST, Trustee; Chairman of the Board of Trustees - 200 East Randolph Drive, Floor 43, Chicago, Illinois 60601. Age 62. Chairman Emeritus, Jones Lang LaSalle, formerly named LaSalle Partners Ltd. (real estate investment manager and consulting firm). Director, Florida Office Property Company, Inc.
(real estate investment fund).

EDGAR R. FIEDLER, Trustee - 50023 Brogden, Chapel Hill, NC 27514. Age 72. Senior Fellow and Economic Counselor, The Conference Board. Director or Trustee, The Scudder Funds and PEG Capital Management (investment companies).

VALERIE B. JARRETT, Trustee - 350 West Hubbard Street, Chicago, Illinois 60610. Age 44. Executive Vice President, The Habitat Company (residential property developer), and Chairman and Chief Executive Officer, Chicago Transit Authority. Director, USG Corporation (building materials manufacturer).

JOHN W. McCARTER, JR., Trustee - 1400 South Lake Shore Drive, Chicago, Illinois 60605. Age 63. President and Chief Executive Officer, The Field Museum of Natural History; formerly Senior Vice President and Director, Booz-Allen & Hamilton, Inc. (consulting firm). Chairman, Divergence L.L.C. (biotechnology); and Director, W.W. Grainger, Inc. (industrial distributor) and A.M. Castle, Inc. (metals distributor).

PAULA WOLFF, Trustee - 30 West Monroe Street, 18th Floor, Chicago, Illinois 60603. Age 56. Senior Executive, Chicago Metropolis 2020 (civic organization), since 2000. President, Governors State University, prior thereto. Trustee, University of Chicago; Chair, University of Chicago Hospitals; and Director, Ariel Capital Management, Inc. (investment manager).

PETER P. CAPACCIO, President. Age 44. Senior Vice President, Harris Trust and Savings Bank. Director, Harris Investment Management, Inc.

MERRILL J. SKLENAR, Vice President. Age 55. Vice President, Harris Trust and Savings Bank, since 1997; formerly Vice President, The Long-Term Credit Bank of Japan, Ltd.

DAVID C. LEBISKY, Secretary. Age 28. Assistant Vice President, PFPC Inc. (mutual fund administrator), and officer of certain investment companies.

THOMAS J. RYAN, Treasurer and Chief Financial Officer. Age 59. Vice President and Director of Accounting, PFPC Inc., and officer of certain investment companies.

      Trustees of the Trust receive from the Trust a retainer in addition to a fee for each Board of Trustees meeting and Board committee meeting attended. The Trust has not adopted any form of retirement plan covering Trustees or officers.

      The following table summarizes the compensation for the year ended December 31, 2000 paid by the Trust to the Trustees of the Trust and by HT Insight Funds, Inc. (the "Company"), a separate investment company that was merged into the Trust on May 1, 2000, to the Directors of the Company:

                               Aggregate Compensation       Aggregate Compensation       Total Compensation     Average Compensation
Name of Person, Position           from the Trust              from the Company        from the Fund Complex*         per Fund
------------------------------------------------------------------------------------------------------------------------------------
C. Gary Gerst,
Chairman, Director and Trustee        $26,475                       $16,275                    $42,750                 $2,375

Edgar R. Fiedler,
Director and Trustee (1)              $21,450                       $11,550                    $33,000                 $1,833

Valerie B. Jarrett,
Director and Trustee (1)              $22,600                       $13,650                    $36,250                 $2,014

John W. McCarter, Jr.,
Director and Trustee                  $20,800                       $11,200                    $32,000                 $1,778

Paula Wolff,
Director and Trustee (1)              $21,200                       $11,550                    $32,750                 $1,819

----------
*     "Fund Complex" includes the Company and the Trust.

(1) For the period ended December 31, 2001, the total amount of compensation (including interest) payable or accrued pursuant to the Company's Deferred Compensation Plan for its independent Directors was $346,745.37 for Mr. Fiedler, $40,490.25 for Ms. Jarrett, and $32,276.23 for Ms. Wolff.

The Trust has a deferred compensation plan (the "Plan") that permits any Trustee who is not an "interested person" of the Trust to elect to defer receipt of 100% or 50% of his or her compensation as a Trustee for two or more years. The deferred compensation of a participating Trustee is credited to a book reserve account of the Trust when the compensation would otherwise have been paid to the Trustee. The value of the Trustee's deferred account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the Funds as designated by the trustee. At the time for commencing distributions from a Trustee's deferral account, which is no later than when the Trustee ceases to be a member of the Board of Trustees, the Trustee may elect to receive distributions in a lump sum or over a period of five years. Each Fund's obligation to make distributions under the Plan is a general obligation of that Fund. No Fund will be liable for any other Fund's obligations to make distributions under the Plan.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of March 31, 2001, the principal holders of the A Shares, N Shares and Institutional Shares of each Fund of the Trust were as follows (B Shares had not been issued as of March 31, 2001):

      The principal holders of A Shares of the Emerging Markets Fund were Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Sara Curiel, 5416 W. 30th Place, Cicero, IL 60804; Marcie Stempniewski Custodian For Ryan M. Stempniewski, 21061 N. Miles, Clinton Township, MI 48036; Marcie Stempniewski Custodian For Noah Donald Stempniewski, 21061 N. Miles, Clinton Township, MI 48036; Ingeborg E. Lawrence, 3813 N. Claremont Avenue, Chicago, IL 60618; Lisa D. Robbins Custodian For Jessica Piet, 29101 Tawas, Madison Heights, MI 48071; and Linda Smith Roth IRA, 4119 Maple Street, Hawthorn, PA 16230, which held of record 304 shares (25.4%); 248 shares (20.7%); 164 shares (13.7%); 131 shares (10.9%); 106 shares (8.9%); and 79 shares (6.6%), respectively, of the outstanding A Shares of the Fund. The principal holders of N Shares of the Emerging Markets Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Donald G. M. Coxe, 1100 N. Lake Shore Drive, Chicago, IL 60611; Thomas H. Ruben, 55 E. Bellevue Place, Chicago, IL 60611; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of David B. Beatty IRA, 201 Golf Terrace, Wilmette, IL 60091; and W. O. and C. O. Leszinske, 180 E. Pearson, Chicago, IL 60611, which held of record 14,021 shares (24.8%); 8,092 shares (14.3%); 6,695 shares (11.8%); 5,294 shares (9.4%); and 3,936 shares (7.0%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Emerging Markets Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 4,723,504 shares (96.9%) of the outstanding Institutional Shares of the Fund.

      The principal holders of A Shares of the International Fund were Robert W. Baird Co., Inc., 777 E. Wisconsin Avenue, Milwaukee, WI 53202; Julie V. Grinnell Custodian For Alec Temple Grinnell, 11882 SW 58th Street, Webster, FL 33597; and Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Thomas R. Byrnes IRA, 1512 S. 61st Avenue, Cicero, IL 60804, which held of record 63 shares (38.4%); 61 shares (37.0%) and 40 shares (24.1%), respectively, of the outstanding A Shares of the Fund. The principal holders of N Shares of the International Fund were Thomas H. Ruben, 55 E. Bellevue Place, Chicago, IL 60611; Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; LaSalle National Bank, Custodian For Barbara H. Nielson, PO Box 1443, Chicago, IL 60690; Karen Toole Verbica Trust, PO Box 7933, San Jose, CA 95150; and LaSalle National Bank, Custodian For Arthur C. Nielson Jr., PO Box 1443, Chicago, IL 60690, which held of record 17,294 shares (11.0%); 10,058 shares (6.4%); 10,036 shares (6.4%); 8,170 shares (5.2%) and 8,139 shares (5.2%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the International Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 17,482,675 shares (98.2%) of the outstanding Institutional Shares of the Fund.

      The principal holder of Institutional Shares of the Technology Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 395,374 shares (96.6%) of the outstanding Institutional Shares of the Fund.

      The principal holder of Institutional Shares of the Small-Cap Aggressive Growth Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 300,110 shares (91.9%) of the outstanding Institutional Shares of the Fund.

      The principal holder of Institutional Shares of the Large-Cap Aggressive Growth Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 242,988 shares (95.3%) of the outstanding Institutional Shares of the Fund.

      The principal holders of A Shares of the Small-Cap Opportunity Fund were Parker Hunter Inc., 600 Grant Street, Pittsburgh, PA 15219, on behalf of James
D. Emery IRA, 708 Jackson Avenue, West Brownsville, PA 15417; and Lynn A. and Jeffrey J. Goldapske, N9618 Otte Court, Appleton, WI 54915, which held of record 1,237 shares (49.5%); and 532 shares (21.3%) of the outstanding A Shares of the Fund. The principal holders of N Shares of the Small-Cap Opportunity Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; Charles Schwab & Co., Inc., Benefit of Customers, 101 Montgomery Street, San Francisco, CA 94110; and Bank of America NT & SA, 600 Montgomery Street, San Francisco, CA 94104, on behalf of Laverne N. Gaynor Grandchildren's Trust, PO Box 513577, Los Angeles, CA 90051, which held of record 184,388 shares (37.4%); 26,630 shares (5.4%); and 26,138 shares (5.3%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Small-Cap Opportunity Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 23,154,417 shares (98.5%) of the outstanding Institutional Shares of the Fund.

      The principal holders of A Shares of the Small-Cap Value Fund were Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Gillian Bedford IRA, 7713 N. Via De Fonda, Scottsdale, AZ 85258; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Judith E. Freebus, 5921
N. Artesian, Chicago, IL 60645; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Denise L. Sikorski IRA, 243 Sterling Court, Bloomingdale, IL 60108; Lynn A. and Jeffrey J. Goldapske, N9618 Otte Court, Appleton, WI 54915; Vivian and Esther Sanchez, 9609 Allande NE, Albuquerque, NM 87109; and Raymond James Associates, Custodian For Patricia H. Buckley IRA, 76 Woodhaven Place, Asheville, NC 28805, which held of record 852 shares (19.6%); 681 shares (15.6%); 410 shares (9.4%); 338 shares (7.8%); 317 shares (7.3%); and
304 shares (7.0%), respectively, of the outstanding A Shares of the Fund. The principal holders of N Shares of the Small-Cap Value Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; Charles Schwab & Co., Inc., Benefit of Customers, 101 Montgomery Street, San Francisco, CA 94110; and Thomas H. Ruben, 55 E. Bellevue Place, Chicago, IL 60611, which held of record 17,961 shares (32.1%); 12,338 shares (22.0%); and 5,622 shares (10.0%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Small-Cap Value Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 4,379,246 shares (94.9%) of the outstanding Institutional Shares of the Fund.

      The principal holders of A Shares of the Core Equity Fund were Lorraine A. Gorski IRA, PO Box 141, Barrington, IL 60011; and the Carlee Family Limited Partnership, 5040 Arbor Lane,

Northfield, IL 60093, which held of record 3,859 shares (12.1%) and 3,469 shares (10.8%), respectively, of the outstanding A Shares of the Fund. The principal holders of N Shares of the Core Equity Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 97,872 shares (32.7%) of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Core Equity Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 6,733,250 shares (99.3%) of the outstanding Institutional Shares of the Fund.

      The principal holders of A Shares of the Equity Fund were Eleanor Garon Revocable Living Trust, 1594 Via Capri, Laguna Beach, CA 92651; Julia Berger Revocable Living Trust, 11349 S. Roberts Road, Palos Hills, IL 60465; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Carol J. Turner, 125 E. San Miguel, Phoenix, AZ 85012; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of James Mueller, 6 W. Blackberry Court, Streamwood, IL 60107; Lori Schrall IRA, 234 Iroquis Avenue, Pittsburgh, PA 15237; Lynn A. and Jeffrey J. Goldapske, N9618 Otte Court, Appleton, WI 54915; and Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Robert R. Schuelke IRA, 512 Tadmore, Schaumburg, IL 60194, which held of record 2,644 shares (20.2%); 1,624 shares (12.4%); 1,480 shares (11.3%);
1,296 shares (9.9%); 1,243 shares (9.5%); 811 shares (6.2%); and 754 shares
(5.8%), respectively, of the outstanding A Shares of the Fund. The principal holders of N Shares of the Equity Fund were Harris Trust and Savings Bank, 111
W. Monroe Street, Chicago, IL 60603; and Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Thomas F. Pyle IRA, 3500 Corben Court, Madison, WI 53704, which held of record 244,470 shares (17.4%) and 122,469 shares (8.7%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Equity Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 26,228,738 shares (92.8%) of the outstanding Institutional Shares of the Fund.

      The principal holders of A Shares of the Equity Income Fund were the Eleanor Garon Revocable Living Trust, 1594 Via Capri, Laguna Beach, CA 92651; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Hiroshi and Chiyo Ito, 1441 W. Carmen Avenue, Chicago, IL 60640; National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, on behalf of Dennis L. and Linda A. Smith Trustees of the Smith Living Trust, 4119 Maple Street, Box 38, Hawthorn, PA 16230; and National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, on behalf of Dale G. and Patti K.J. Ochs, Rd 1 Box 264, Bethlehem, PA 16242, which held of record 7,156 shares (25.6%); 2,444 shares (8.7%); 2,256 shares (8.1%);
and 1,934 shares (6.9%), respectively, of the outstanding A Shares of the Fund. The principal holder of N Shares of the Equity Income Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 141,784 shares (53.1%) of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Equity Income Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 3,439,519 shares (99.5%) of the outstanding Institutional Shares of the Fund.

      The principal holder of N Shares of the Index Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 240,753 shares (27.7%) of the outstanding N Shares of the Fund. The principal holders of the Institutional Shares of the Index Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and The University of Chicago Hospitals, 5841 S. Maryland Avenue, Chicago, IL 60637, which held of record 16,516,723 shares (89.4%) and 1,914,963 shares (10.4%), respectively, of the outstanding Institutional Shares of the Fund.

      The principal holders of A Shares of the Balanced Fund were Electa Himmelberger IRA, 4 Valley Forge Circle, West Boyleston, MA 01583; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of James Mueller IRA, 6 W. Blackberry Court, Streamwood, IL 60107; National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, on behalf of Carmello Saverino IRA, 855 Hermitage Drive, Addison, IL 60101; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Michael D. and Holly J. Robinson, 641 Redwood Drive, Aurora, IL 60506; National Financial Services Corp., PO Box 3908, Church Street Station, New York, NY 10008, on behalf of Madeline M. Saverino IRA, 855 Hermitage Drive, Addison, IL 60101; and Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Dorothy M. Attermeyer IRA, 740 Woodside Avenue, Hinsdale, IL 60521, which held of record 2,832 shares (28.2%); 2,579 shares (25.7%); 1,532 shares (15.2%); 991 shares (9.9%); 909 shares (9.0%); and 600 shares (6.0%), respectively, of the outstanding A Shares of the Fund. The principal holders of the N Shares of the Balanced Fund were David P. Sanes Money Purchase Plan, 9451 N. Lockwood Avenue, Skokie, IL 60077; Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and Kathy Richland Photography Profit Sharing Plan, 839 Wrightwood, Chicago, IL 60614, which held of record 30,877 shares (19.4%); 27,418 shares (17.2%); and 10,413 shares (6.5%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Balanced Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 4,197,775 shares (99.9%) of the outstanding Institutional Shares of the Fund.

      The sole holder of A Shares of the Convertible Securities Fund was PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406. The principal holders of N Shares of the Convertible Securities Fund were Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Ronald J. Sengstock, 3901
E. Pinnacle Peak Road, Phoenix, AZ 85050; Miller Johnson Kuehn, Inc., 5500 Wayzata Boulevard, Minneapolis, MN 55416, on behalf of Guarantee Trust Company Trustee; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of George O. Podd IRA, 500 Crown Colony Court, Des Moines, IA 50315; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Barbara E. Glore, 1555 N. Astor, Chicago, IL 60610; John W. McCarter Jr. Trust, 575 Thornwood Lane, Northfield, IL 60093; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Gertrude A. and Charles E. Iverson Trustees of the Hailey Lynn Galati Trust, 413 Center Lane, Round Lake Park, IL 60073; Joseph F. Hurley IRA, 2054 Five Mile Lane Road, Renfield, NY 14526; and Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Alfred L. Wilder, 1174 Foxhound Court, McLean, VA 22102, which held of record 2,250 shares (19.0%); 1,213 shares (10.2%); 1,174 shares (9.9%); 1,109 shares
(9.4%); 1,030 shares (8.7%); 855 shares (7.2%); 630 shares (5.3%); and 594 shares (5.0%), respectively, of the outstanding N Shares of the Fund. The principal holders of Institutional Shares of the Convertible Securities Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and Pipe Fitters Retirement Fund Local 597, 3800 Citibank Center, Tampa, FL 33607, which held of record 1,553,357 shares (86.7%); and 225,966 shares (12.6%), respectively, of the outstanding Institutional Shares of the Fund.

      The principal holders of A Shares of the Tax-Exempt Bond Fund were Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Jerry J. and Linda L. Corirossi, 1033 Skylark Drive, Palatine, IL 60067; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of John M. and Gail B. Erland, 63 Hills & Dales, Barrington, IL 60010; and Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Charles S. and Patricia J. Lebar, 55 W. Chestnut, Chicago, IL 60610, which held of record 12,543 shares (68.5%); 3,849 shares (21.0%); and 1,922 shares (10.5%), respectively, of the outstanding A Shares of the Fund. The principal holders of N Shares of the Tax-Exempt Bond Fund were Donaldson Lufkin Jenrette Securities Corp., PO Box 2052, Jersey City, NJ 07303; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Roger W. Tinkham, 100 Tee Lane, Brunswick, GA 31525; Benjamin Kable, 14323 Burgess Road, La Pine, OR 97739; Margaret R. Eilers Revocable Trust, 7419 Somerset, Clayton, MO 63105; Michael R. Chandler, 4500 W. Mustang, Beverly Hills, FL 34465; John M. Reeder, PO Box 226, Greensboro, VT 05841; Jean R. Smith Revocable Trust, 225 Laurel Avenue, Wilmette, IL 60091; and Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Mark J. and Kathleen Vandlik, 144 S. Sleight, Naperville, IL 60540, which held of record 6,888 shares (7.7%); 6,499 shares (7.3%); 5,055 shares (5.7%); 4,955 shares (5.5%); 4,861 shares (5.4%); 4,666 shares (5.2%);
4,572 shares (5.1%); and 4,491 shares (5.0%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Tax-Exempt Bond Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 10,399,332 shares (98.6%) of the outstanding Institutional Shares of the Fund.

      The principal holders of A Shares of the Bond Fund were Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Carol J. Turner IRA, 125 E. San Miguel, Phoenix, AZ 85012; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Charlotte J. Cacharelis, 883 Oak Street, Winnetka, IL 60093; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Charlene D. Ogurek IRA, 205 S. Poteet Road, Barrington, IL 60010; Adam Bottorff and Susan U. Goldsworthy, 6580 Ridgefield Circle, West Bloomfield, MI 48322; and Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Judith A. Jensen IRA Rollover, 1747 N. Washtenaw, Chicago, IL 60647, which held of record 1,902 shares (35.9%); 1,005 shares (19.0%); 980 shares (18.5%); 646 shares (12.2%); and 540 shares (10.2%), respectively, of the outstanding shares of A Shares of the Fund. The principal holder of the N Shares of the Bond Fund was Harris Trust and Savings Bank, 111
W. Monroe Street, Chicago, IL 60603, which held of record 247,588 shares (57.6%) of the outstanding shares of the N Shares of the Fund. The principal holder of Institutional Shares of the Bond Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 19,572,553 shares (92.6%) of the outstanding Institutional Shares of the Fund.

      The principal holders of A Shares of the Intermediate Tax-Exempt Bond Fund were Donaldson Lufkin Jenrette Securities Corp., PO Box 2052, Jersey City, NJ 07303; and Catherine R. and Catherine A. Demeis, 1556 Arabian Street, Simi Valley, CA 93065, which held of record 668 shares (75.0%); and 222 shares (24.9%), respectively, of the outstanding A Shares of the Fund. The principal holders of N Shares of the Intermediate Tax-Exempt Bond Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and Wells Fargo Bank MN NA, PO Box 1533, Minneapolis, MN 55480, on behalf of Stanley McLaughin, which held of record 45,854 shares (39.9%); and 24,968 shares (21.7%), respectively, of the outstanding N Shares of the Fund. The principal holder of the Institutional Shares of the Intermediate Tax-Exempt Bond Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 17,921,739 shares (99.3%) of the outstanding Institutional Shares of the Fund.

      The principal holders of A Shares of the Short/Intermediate Bond Fund were Parker Hunter Inc., 600 Grant Street, Pittsburgh, PA 15219, on behalf of Alfred
G. Tackla IRA, 8653 Bradford Lane, Brecksville, OH 44141; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Gary W. Bacon Trust, 8406 Copperleaf Court, Fairfax Station, VA 22039; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Judith E. Freebus, 5921 N. Artesian, Chicago, IL 60645; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Charlene D. Ogurek IRA, 205 S. Poteet Road, Barrington, IL 60010; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Norma J. Golden, 3100 Town Square Drive, Rolling Meadows, IL 60008; and Donaldson Lufkin Jenrette Securities Corp., PO Box 2052, Jersey City, NJ 07303, which held of record 15,420 shares (42.2%); 7,638 shares (20.9%); 2,422 shares (6.6%); 1,946 shares (5.3%); 1,907 shares (5.2%); and 1,898 shares (5.2%), respectively, of the outstanding A Shares of the Fund. The principal holders of N Shares of the Short/Intermediate Bond Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Eugene A. Ligenza, 590 Polynesian Drive, Des Plaines, IL 60016; James Stewart Miller Revocable Living Trust, 2335 Geysers Road, Geyserville, CA 95441; Harris Trust and Savings Bank, 2920 83rd Street, Naperville, IL 60564; and Charles Schwab & Co., Inc., Benefit of Customers, 101 Montgomery Street, San Francisco, CA 94110, which held of record 52,168 shares (11.7%); 46,663 shares (10.5%); 26,628 shares (6.0%); 25,362 shares (5.7%) and
23,496 shares (5.3%), respectively, of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Short/Intermediate Bond Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 21,499,080 shares (97.1%) of the outstanding Institutional Shares of the Fund.

      The principal holders of A Shares of the Intermediate Government Bond Fund were Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Cleo A. and Vivian S. O'Donnell Trust, 85 N. Peck Avenue, LaGrange, IL 60525; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Frank Shelby Bennett Trust, PO Box 642, Tombstone, AZ 85638; and Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, on behalf of Vivian M. Froio Trust, 1331 S. Finley Road, Lombard, IL 60148, which held of record 2,998 shares (35.6%); 2,348 shares (27.9%); and 2,324 shares (27.6%), respectively, of the outstanding A Shares of the Fund. The principal holder of N Shares of the Intermediate Government Bond Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 177,724 shares (52.0%) of the outstanding N Shares of the Fund. The principal holder of Institutional Shares of the Intermediate Government Bond Fund was Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603, which held of record 3,732,753 shares (94.1%) of the outstanding Institutional Shares of the Fund.

      The principal holders of N Shares of the Tax-Exempt Money Market Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101; and Harris Bank Hinsdale, 200 S. Finley Road, Lombard, IL 60148, which held of record 196,669,592 shares (74.9%); 27,028,078 shares (10.3%); and 24,876,100 shares
(9.5%), respectively, of the outstanding N Shares of the Fund. The principal holders of Institutional Shares of the Tax-Exempt Money Market Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and Pneumo Abex Escrow Fund and Personal Injury and Property Damage Settlement Trust, 3501 Algonquin Road, Rolling Meadows, IL 60008, which held of record 606,916,566 shares (94.7%); and 33,838,127 shares (5.3%), respectively, of the outstanding Institutional Shares of the Fund.

      The principal holders of the N Shares of the Money Market Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and Harris InvestorLine, Inc., 1501 4th Avenue, Seattle, WA 98101, which held of record 1,036,517,902 shares (74.8%); and 90,880,226 shares (6.6%), respectively, of the outstanding N Shares of the Fund. The principal holders of Institutional Shares of the Money Market Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and Southwire Company, PO Box 1000, Carrolton, GA 30119, which held of record 1,805,652,943 shares (58.6%); and 366,536,000 shares
(11.9%), respectively, of the outstanding Institutional Shares of the Fund.

      The principal holders of N Shares of the Government Money Market Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and Harris Bank Barrington, 2000 S. Finley Road, Lombard, IL 60148, which held of record 240,321,455 shares (72.9%); and 27,058,056 shares (8.2%), respectively, of the outstanding N Shares of the Fund. The principal holders of Institutional Shares of the Government Money Market Fund were Harris Trust and Savings Bank, 111 W. Monroe Street, Chicago, IL 60603; and Finova Capital Corporation, 4800 N. Scottsdale Road, Scottsdale, AZ 85251, which held of record 202,858,625 shares (86.0%); and 20,000,000 shares (8.5%), respectively, of the outstanding Institutional Shares of the Fund.

      The shares described above as held by Harris Trust and Savings Bank, Harris InvestorLine, Inc., Harris Bank Hinsdale, and Harris Bank Barrington are being held on behalf of various accounts and not as beneficial owners. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

      As of March 31, 2001, Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of any Class of each Fund other than N Shares of the Equity Income Fund (1.0%), the International Fund (1.7%), the Convertible Securities Fund (8.7%), and the Emerging Markets Fund (6.5%).

             INVESTMENT MANAGEMENT, DISTRIBUTION AND OTHER SERVICES

      Investment Management. Each of the Funds is advised by Harris Investment Management, Inc. ("HIM" or the "Adviser"). HIM, an investment adviser registered under the Advisers Act, is a wholly-owned subsidiary of Harris Bankcorp, Inc., which is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution.

      HIM, subject to review and approval by the Board of Trustees, sets each Fund's investment objective and overall investment strategies and, as more fully described below, provides general management services to each Fund, including overall supervisory responsibility for the management and investment of each Fund's portfolio. An affiliate of HIM, Harris Trust and Savings Bank ("Harris Trust"), an Illinois-state chartered bank and a member of the Federal Reserve System and a wholly-owned subsidiary of Harris Bankcorp, Inc., has overall responsibility, subject to the ongoing supervision of the Trust's Board of Trustees, for administering all operations of the Trust and for providing or arranging for the provision of the overall business management and administrative services necessary for the Trust's operations.

      HIM has entered into a sub-advisory contract with Hansberger Global Investors, Inc. ("Hansberger"). Hansberger, a wholly-owned subsidiary of Hansberger Group, Inc., is an investment adviser registered under the Advisers Act and provides a broad range of portfolio management services to clients in the U.S. and abroad. Hansberger Group, Inc. is majority-controlled by Thomas L. Hansberger, who founded the firm in 1994. Under the sub-advisory contract, Hansberger manages the investment of assets of the Emerging Markets Fund and the International Fund. In carrying out its obligations, Hansberger (i) obtains and evaluates pertinent economic, statistical, financial and other information affecting the economic regions and individual national economies generally, together with information specific to individual companies or industries, the securities of which are included in those Funds' investment portfolio or may be under consideration for inclusion therein; and (ii) formulates, recommends, and executes an ongoing program of investment for those Funds consistent with those Funds' investment objectives, policies, strategy, and restrictions. HIM remains responsible for the supervision and oversight of Hansberger's performance.

      HIM, Harris Trust, or Hansberger provides to the Funds, among other things, money market, equity and fixed income security research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions. HIM and Hansberger analyze key financial ratios that measure the growth, profitability, and leverage of issuers in order to help maintain a portfolio of above-average quality. Emphasis placed on a particular type of security will depend on an interpretation of underlying economic, financial and security trends. The selection and performance of securities is monitored by a team of analysts dedicated to evaluating the quality of each portfolio holding.

      The Advisory Contract with respect to each Fund will continue in effect from year to year, provided that such continuation is specifically approved annually (i) by the holders of a majority of the "outstanding voting securities" of the Fund (as defined in the 1940 Act) or by the Board of Trustees, as the case may be, and (ii) by a majority of the Trustees of the Trust who are not parties to the Advisory Contracts or "interested persons" (as defined in the 1940 Act) of any such party.

      The Sub-Advisory Contract with respect to each Fund will continue in effect from year to year, provided that such continuation is specifically approved as described in the immediately preceding paragraph.

      HIM or Harris Trust from time to time may offer programs under which it may make payments from its own resources to certain non-profit organizations based on shares of the Funds held by members of the organizations and in an amount up to 0.10% of the value of those shares. Those payments are expenses of HIM or Harris Trust and are not Fund expenses, and thus will not affect Fund performance.

      HIM or Harris Trust from time to time may make payments from its own resources to certain service organizations and financial intermediaries for their services in connection with investments in the Funds made by their clients or customers. Those payments are expenses of HIM or Harris Trust and are not Fund expenses, and thus will not affect Fund performance.

      Portfolio Management. The skilled portfolio management teams behind the Harris Insight Funds believe that consistent investment performance requires discipline, focus, knowledge, and excellent informational resources. The money management philosophy that HIM employs focuses on two key points:

o     Active portfolio management is a key component of superior performance.

o A systematic investment process may increase both consistency and levels of relative performance.

      Experience and creativity, combined with technological support, are most likely to result in successful investment decisions. HIM offers investors that powerful combination for managing their money. More importantly, instead of relying on individual stars to manage its mutual funds, HIM has established a strong professional team of seasoned portfolio managers and analysts. Together, they take a quantitatively-driven approach to investing, focusing on their investors' needs, concerns and investment goals.

      HIM is a leader in the application of analytic techniques used in the selection of portfolios. HIM's equity investment process focuses on maintaining a well-diversified portfolio of stocks whose prices are determined to be attractively ranked based upon their future potential.

      After identifying the appropriate type of universe for each Fund - whether the stocks are issued by large, established companies, or by smaller firms - HIM gathers fundamental, quality and liquidity data. A multi-factor model then ranks and/or scores the stocks. Stocks that fail to meet HIM's hurdles are removed from further consideration.

      Attractive stocks are periodically identified and added to the portfolio, while those that have become unattractive are systematically replaced. Fund portfolio managers, in conjunction with experienced research analysts, play a role throughout the process.

      HIM actively manages taxable and tax-exempt fixed income securities using a highly disciplined, quantitatively-based investment process. This enables HIM to create portfolios of fixed income securities that it believes are undervalued based upon their future potential. HIM seeks securities in specific industries or areas of the country that, it believes, offer the best value and stand to benefit from anticipated changes in interest rates.

      Using quantitative models that attempt to ensure competitive results in both rising and falling markets, bond portfolio managers select securities within different industries while managing interest rate risk. These quantitative models have the ability to measure changes in the economy, changes in the prices of various goods and services, and changes in interest rates. Potential purchases are finally reviewed with regard to their suitability to, credit assessment of and impact on the overall portfolio.

      The following table shows the dollar amount of fees payable to the Adviser for its services with respect to each Fund, the amount of fee that was waived by the Adviser, if any, and the actual fee received by the Adviser. This data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period. (Prior to May 1, 2001, Harris Trust was the Adviser to the Funds, and HIM served as Portfolio Management Agent pursuant to a Portfolio Management Contract approved by the Trust's Board of Trustees and approved by each Fund's shareholders.)

--------------------------------------------------------------------------------------------------------------------
                                                  Gross Advisory Fee ($)                 Advisory Fee Waived ($)
--------------------------------------------------------------------------------------------------------------------
                                             1998         1999         2000         1998         1999         2000
--------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                432,078      542,580      560,738           --           --           --
Money Market Fund                         1,926,556    2,668,708    3,221,825           --           --           --
Tax-Exempt Money Market Fund                897,439      819,216      945,132           --           --           --
Bond Fund                                 1,107,053    1,194,357      968,407      470,364      522,321      472,047
Convertible Securities Fund                 364,871      335,222      364,297       48,872       41,036       66,501
Intermediate Government Bond Fund           682,626      669,469      515,516      430,386      427,300      371,103
Intermediate Tax-Exempt Bond Fund         1,193,836    1,236,094    1,127,475        1,920      249,836    1,127,475
Short/Intermediate Bond Fund              2,309,905    2,297,876    2,154,888      985,902    1,020,456    1,002,796
Tax-Exempt Bond Fund                      1,058,237      953,658      651,356        7,788      199,578      651,356
Balanced Fund                               382,132      287,180      225,053       65,775       73,333       81,552
Core Equity Fund                          1,191,917    1,530,500    1,703,197       15,256       51,635       87,078
Emerging Markets Fund                       238,897      334,341      517,193       62,722        5,145           --
Equity Fund                               6,213,809    5,312,875    3,578,653           --           --           --
Equity Income Fund                          360,398      518,808      528,888       16,960       35,232       48,950
Index Fund                                  818,579    1,166,714    1,419,356       23,765       24,950      110,014
International Fund                        1,932,241    2,440,532    2,688,199           --           --           --
Large-Cap Aggressive Growth Fund                 --           --            2           --           --           --
Small-Cap Opportunity Fund                2,858,643    3,288,396    4,898,369       24,863       24,702       68,658
Small-Cap Value Fund                        887,045    1,029,786      925,458       69,402       60,276       79,315
Technology Fund                                  --           --           10           --           --           --
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------
                                                Net Advisory Fee ($)
--------------------------------------------------------------------------
                                          1998         1999         2000
--------------------------------------------------------------------------
Government Money Market Fund             432,078      542,580      560,738
Money Market Fund                      1,926,556    2,668,708    3,221,825
Tax-Exempt Money Market Fund             897,439      819,216      945,132
Bond Fund                                636,689      672,036      496,360
Convertible Securities Fund              315,999      294,186      297,796
Intermediate Government Bond Fund        252,240      242,169      144,413
Intermediate Tax-Exempt Bond Fund      1,191,916      986,258           --
Short/Intermediate Bond Fund           1,324,003    1,277,420    1,152,092
Tax-Exempt Bond Fund                   1,050,449      754,080           --
Balanced Fund                            316,357      213,847      143,501
Core Equity Fund                       1,176,661    1,478,865    1,616,119
Emerging Markets Fund                    176,175      329,196      517,193
Equity Fund                            6,213,809    5,312,875    3,578,653
Equity Income Fund                       343,438      483,576      479,938
Index Fund                               794,814    1,141,764    1,309,342
International Fund                     1,932,241    2,440,532    2,688,199
Large-Cap Aggressive Growth Fund              --           --            2
Small-Cap Opportunity Fund             2,833,780    3,263,694    4,829,711
Small-Cap Value Fund                     817,643      969,510      846,143
Technology Fund                               --           --           10
--------------------------------------------------------------------------

      The Trust, HIM, Hansberger, Harris Trust, and the Distributor have each adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes of ethics permit persons subject to the respective code, subject to conditions set forth therein, to invest in securities, including certain securities that may be purchased or held by a Fund or Funds. Each code of ethics has been filed with and is available from the Commission at the address, telephone number, and Internet site given on the back cover of the Trust's prospectus.

      Administrator, Transfer Agent and Custodian. Harris Trust serves as the Funds' administrator ("Administrator") pursuant to Administration Agreements with the Trust and in that capacity generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into a Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC" or the "Sub-Administrator") on behalf of the Trust. PFPC has agreed to furnish officers for the Trust; provide corporate secretarial services; prepare and file various reports with the appropriate regulatory agencies; assist in preparing various materials required by the Commission; provide accounting and bookkeeping services for the Funds, including the computation of each Fund's net asset value, net income and realized capital gains, if any; and prepare various materials required by any state securities commission having jurisdiction over the Trust.

      Harris Trust serves as the transfer agent and dividend disbursing agent ("Transfer Agent") of the Funds pursuant to Transfer Agency Services Agreements with the Trust. The Transfer Agent has entered into Sub-Transfer Agency Services Agreements with PFPC (the "Sub-Transfer Agent") on behalf of the Trust whereby the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services.

      PFPC Trust Company ("PFPC Trust" or the "Custodian"), 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the assets of the Funds and, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund. The Custodian has entered into Sub-Custodian Services Agreements with PNC Bank, N.A. ("PNC" or the "Sub-Custodian") on behalf of the Trust whereby the Sub-Custodian performs certain sub-custodian services. PFPC, PFPC Trust and PNC are indirect, wholly-owned subsidiaries of PNC Bank Corp.

      As compensation for their services, the Administrator, the Transfer Agent and the Custodian are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds of the Trust, payable monthly at an annual rate of 0.17% of the first $300 million of average daily net assets; 0.15% of the next $300 million; and 0.13% of average daily net assets in excess of $600 million. In addition, the Funds pay a separate fee to the Sub-Transfer Agent for certain retail sub-transfer agent services and reimburse the Custodian for various custody transactional expenses.

      The following table shows the dollar amount of fees payable to the Administrator for its services with respect to each Fund, the amount of fee that was waived by the Administrator, if any, and the actual fee received by the Administrator. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period.

---------------------------------------------------------------------------------------------------------------------
                                                  Administration Fee ($)             Reduction by Administrator ($)
---------------------------------------------------------------------------------------------------------------------
                                             1998         1999         2000         1998         1999         2000
---------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                332,164      436,115      453,586      179,879      243,499      238,015
Money Market Fund                         1,627,203    2,283,155    2,770,302      865,316    1,267,814    1,457,380
Tax-Exempt Money Market Fund                739,379      667,524      791,935           --           --           --
Bond Fund                                   245,966      292,757      253,648           --       15,537       18,001
Convertible Securities Fund                  75,640       72,356       99,641           --           --       17,081
Intermediate Government Bond Fund           152,049      171,256      144,451           --       15,697       18,001
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                 Net Administration Fee ($)
------------------------------------------------------------------------------
                                              1998         1999         2000
------------------------------------------------------------------------------
Government Money Market Fund                152,285      192,616      215,571
Money Market Fund                           761,887    1,015,341    1,312,922
Tax-Exempt Money Market Fund                739,379      677,524      791,935
Bond Fund                                   245,966      277,220      235,647
Convertible Securities Fund                  75,640       72,356       82,560
Intermediate Government Bond Fund           152,049      155,559      126,450
------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                  Administration Fee ($)             Reduction by Administrator ($)
---------------------------------------------------------------------------------------------------------------------
                                             1998         1999         2000         1998         1999         2000
---------------------------------------------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund           287,718      311,340      298,524           --           --           --
Short/Intermediate Bond Fund                477,736      503,868      507,408           --        7,936       18,001
Tax-Exempt Bond Fund                        255,614      240,107      172,854           --           --           --
Balanced Fund                                92,442       87,918       77,075           --       15,965       18,001
Core Equity Fund                            191,807      270,868      316,788           --       16,125       18,001
Emerging Markets Fund                        28,633       48,270       85,672           --        6,678       18,001
Equity Fund                               1,288,430    1,159,792      831,450           --       15,697       18,001
Equity Income Fund                           74,396      126,972      137,684           --       15,965       18,001
Index Fund                                  474,653      698,724      898,366           --           --           --
International Fund                          280,560      379,956      442,722           --       14,662       18,001
Large-Cap Aggressive Growth Fund                 --           --           --           --           --           --
Small-Cap Opportunity Fund                  414,180      507,905      791,872           --       14,662       18,001
Small-Cap Value Fund                        160,268      199,620      201,299           --        5,250       18,001
Technology Fund                                  --           --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                 Net Administration Fee ($)
------------------------------------------------------------------------------
                                              1998         1999         2000
------------------------------------------------------------------------------
Intermediate Tax-Exempt Bond Fund           287,718      311,340      298,524
Short/Intermediate Bond Fund                477,736      495,932      489,407
Tax-Exempt Bond Fund                        255,614      240,107      172,854
Balanced Fund                                92,442       71,953       59,074
Core Equity Fund                            191,807      254,743      298,787
Emerging Markets Fund                        28,633       41,592       67,671
Equity Fund                               1,288,430    1,144,095      813,449
Equity Income Fund                           74,396      111,007      119,683
Index Fund                                  474,653      698,724      898,366
International Fund                          280,560      365,294      424,721
Large-Cap Aggressive Growth Fund                 --           --           --
Small-Cap Opportunity Fund                  414,180      493,243      773,871
Small-Cap Value Fund                        160,268      194,370      183,298
Technology Fund                                  --           --           --
------------------------------------------------------------------------------

      Distributor. PFPC Distributors, Inc. (the "Distributor"), 3200 Horizon Drive, King of Prussia, PA 19406, is the distributor of shares of the Funds. Prior to January 2, 2001, the distributor for the Funds was Provident Distributors, Inc., and, prior to May 1, 1999, the distributor for the Funds was Funds Distributor, Inc. Fees for services rendered by the Distributor (not including sales charges) are paid by the Sub-Administrator. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares, subject to the terms of the Service Plans described below, if implemented pursuant to contractual arrangements between the Trust and the Distributor and approved by the Board of Trustees of the Trust. The Distributor has agreed to furnish officers for the Trust, as required.

      A Shares of the Funds are sold with a maximum front-end sales charge of 5.50%, as described in the Prospectuses relating to those shares and under "Additional Purchase and Redemption Information" in this SAI. A Shares of the Funds may be subject to a contingent deferred sales charge (CDSC) of up to 1.00%, which is described in those Prospectuses and under "Additional Purchase and Redemption Information" in this SAI. B Shares of the Funds are sold without a front-end sales charge but are subject to a CDSC of up to 5.00%, which is described in the Prospectuses relating to those shares and under "Additional Purchase and Redemption Information" in this SAI.

      The following table shows the dollar amount of sales charges payable to the distributor with respect to sales of A Shares of each Fund and the amount of sales charges retained by the distributor and not reallowed to other persons. The data is for the past three fiscal years or shorter period if the Fund has been in operation for a shorter period. There were no sales charges payable to the distributor with respect to the Funds not mentioned below.

------------------------------------------------------------------------------------------------------------------------------------
                                                Aggregate                     Amount Retained
                                       Underwriting Commissions ($)        by the Distributor ($)             Amount Reallowed ($)
------------------------------------------------------------------------------------------------------------------------------------
                                        1998       1999       2000       1998       1999       2000       1998       1999       2000
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                N/A      1,435         90        N/A        115          5        N/A      1,320         85
Convertible Securities Fund              N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A        N/A
Intermediate Government Bond Fund        N/A      6,477         54        N/A        624          4        N/A      5,853         50
Short/Intermediate Bond Fund             N/A      3,621        811        N/A        403         61        N/A      3,218        750
Balanced Fund                            N/A      4,045      2,536        N/A        386        224        N/A      3,659      2,312
Core Equity Fund                         N/A     38,050     13,665        N/A      3,563      1,158        N/A     34,487     12,507
Emerging Markets Fund                    N/A        250        579        N/A         24         50        N/A        226        529
Equity Fund                              N/A      9,199      1,518        N/A        847        136        N/A      8,352      1,382
Equity Income Fund                       N/A     20,963     10,789        N/A      1,870        969        N/A     19,093      9,820
International Fund                       N/A        276        110        N/A         25         10        N/A        251        100
Small-Cap Opportunity Fund               N/A      1,351        817        N/A        141         75        N/A      1,210        742
Small-Cap Value Fund                     N/A         55      1,430        N/A          5        117        N/A         50      1,313
------------------------------------------------------------------------------------------------------------------------------------

      No CDSCs were payable to the distributor with respect to B Shares of any Fund because B Shares of the Funds had not commenced operations as of December 31, 2000.

      Other Expenses. Except for certain expenses borne by the Distributor, Harris Trust, or HIM, the Trust bears all costs of its operations, including: the compensation of its Trustees who are not affiliated with HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan (with respect to A Shares, N Shares, and B Shares); interest charges; taxes; fees and expenses of independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Funds' custodian including those for keeping books and accounts; expenses of shareholders' meetings and meetings of the Board of Trustees; expenses relating to the issuance, registration and qualification of shares of the Funds; fees of pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to each

Fund are borne by that Fund. Other general expenses of the Trust are allocated among the Funds in an equitable manner as determined by the Board of Trustees.

                         SERVICE AND DISTRIBUTION PLANS

      A Shares. The Funds, except for the Index Fund and the Money Market Funds, have adopted a Service Plan for A Shares under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") that provides for distribution/service fees of up to 0.25% per annum of the average daily net asset values of the A Shares.

      The Funds bear the costs and expenses connected with advertising and marketing the Funds' A Shares and may pay the fees of each institution ("Service Organization") which purchases A Shares on behalf of its customers ("Customers") for servicing activities, as described below, at a rate of up to 0.25% per annum of the value of a Fund's average daily net asset values of its A Shares.

      Servicing activities provided by Service Organizations to their Customers investing in A Shares of the Fund may include, among other things, one or more of the following: (i) establishing and maintaining shareholder accounts and records; (ii) processing purchase and redemption transactions; (iii) answering Customer inquiries; (iv) assisting Customers in changing dividend options, account designations and addresses; (v) performing sub-accounting; (vi) investing Customer cash account balances automatically in Fund shares; (vii) providing periodic statements showing a Customer's account balance and integrating such statements with those of other transactions and balances in the Customer's other accounts serviced by the Service Agent; (viii) arranging for bank wires; (ix) distribution and such other services as the Fund may request, to the extent the Service Organization is permitted by applicable statute, rule or regulation.

      N Shares. The Funds have adopted a complex-wide Service Plan for N Shares of the Funds that provides for service fees of up to 0.25% per annum of the average daily net asset values of the N Shares. This Service Plan does not authorize payments under the Plan to be made for distribution purposes and was not adopted under Rule 12b-1. Additionally, the Money Market Funds have adopted a Service Plan relating to N Shares pursuant to Rule 12b-1. That Service Plan provides for distribution fees of up to 0.10% per annum of the average daily net asset values of the Money Market Funds' N Shares.

            All Funds. Each Fund has entered into an agreement with each Service Organization that purchases N Shares on behalf of its Customers. In the case of N Shares, the Service Organization is required to provide shareholder support services to its Customers who beneficially own such Shares in consideration of the payment of up to 0.25% per annum of the average daily net asset value of that Fund's N Shares held by the Service Organization for the benefit of Customers. Support services will include: (i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's Distributor; (ii) processing dividend payments from the Fund on behalf of Customers; (iii) providing information periodically to Customers showing their positions in the Fund's shares; (iv) arranging for bank wires; (v) responding to Customer inquiries relating to the services performed by the Service Organization and handling correspondence; (vi) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record and nominee; (viii) arranging for the reinvestment of dividend payments; and (ix) other similar account administrative services.

      In addition, a Service Organization, at its option, may also provide to its holders of N Shares (a) a service that invests the assets of their other accounts with the Service Organization in the Fund's shares (sweep program); (b) sub-accounting with respect to shares owned beneficially or the information necessary for sub-accounting; and (c) checkwriting services.

            Money Market Funds. Under the Service Plan that relates only to the Money Market Funds, each Money Market Fund may make additional payments to Service Organizations for shareholder services described above and also may (i) bear the costs and expenses in connection with advertising and marketing the Fund's N Shares and (ii) make payments to Service Organizations for assistance in connection with the distribution of shares to Customers, including the forwarding to Customers of Prospectuses, sales literature and advertising materials provided by the Distributor of shares, at a rate of up to 0.10% per annum of the average daily net asset values of the N Shares.

      B Shares. The Funds, except for the Convertible Securities Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund, the Tax-Exempt Money Market Fund, and the Government Money Market Fund, have adopted a Service Plan for B Shares of the Funds that provides for service fees of up to 0.25% per annum of the average daily net asset values of the B Shares. This Service Plan does not authorize payments under the Plan to be made for distribution purposes and was not adopted under Rule 12b-1. Additionally, the Funds, except for the Convertible Securities Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund, the Tax-Exempt Money Market Fund, and the Government Money Market Fund, have adopted a plan of distribution ("Distribution Plan") relating to B Shares pursuant to Rule 12b-1. The Distribution Plan provides for distribution fees of up to 0.75% per annum of the average daily net asset values of the B Shares.

            Service Plan. The Funds have entered into an agreement with each Service Organization that purchases B Shares on behalf of its Customers, pursuant to which each Fund that issues B Shares may pay the fees of each Service Organization for servicing activities at a rate of up to 0.25% per annum of the average daily net asset value of that Fund's B Shares held by the Service Organization for the benefit of Customers. Servicing activities will include:
(i) aggregating and processing purchase and redemption requests from Customers and placing net purchase and redemption orders with the Fund's Distributor; (ii) processing dividend payments from the Fund on behalf of Customers; (iii) providing information periodically to Customers showing their positions in the Fund's shares; (iv) arranging for bank wires; (v) responding to Customer inquiries relating to the services performed by the Service Organization and handling correspondence; (vi) forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record and nominee; (viii) arranging for the reinvestment of dividend payments; and (ix) other similar account administrative services.

            Distribution Plan. The Funds have adopted a Distribution Plan for B Shares under Section 12(b) of the 1940 Act and Rule 12b-1, pursuant to which each Fund compensates the Distributor for its sales and distribution activities related to the Fund's B Shares (which include the services of the Distributor, its affiliates, and such other Service Organizations as it may select in connection with the sales and distribution of the Fund's shares and may be spent by the Distributor, its affiliates, and such Service Organizations on any activities or expenses related to the distribution and marketing of the Fund's shares, including financing of amounts borrowed by the Distributor to pay sales commissions) at a rate of 0.75% per annum of the average daily net asset value of B Shares of the Fund issued, less the average daily aggregate net asset value of B Shares of the Fund redeemed upon which a CDSC has been imposed or upon which such charge has been waived. (The CDSC applicable to Customers' sales of B Shares is discussed under "Additional Purchase and Redemption Information" in this SAI.)

      At the time of the sale of B Shares, the Distributor pays to Service Organizations, from its own funds, commissions of up to 4.00% of the amount sold. These payments, together with the proceeds from CDSCs applicable to Customers' sales of B Shares, in effect offset underwriting, distribution, sales, and marketing expenses (including commissions) incurred by the Distributor on behalf of the Funds' B Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and share redemptions. The maximum Distribution Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred, so that it may take the Distributor a number of years to recoup these expenses. The Funds may compensate the Distributor more or less than its actual marketing expenses, but in no event will the Funds pay for any expenses of the Distributor that exceed the maximum Distribution Plan fee. The Adviser, the Distributor, and their affiliates may benefit from arrangements where the Distribution Plan fees related to B Shares may be paid to third parties who have advanced commissions to be paid to investment professionals.

      At any given time, the expenses of distributing B Shares of the Funds may be more or less than the total of (i) the payments made by the Funds pursuant to the Distribution Plan and (ii) the proceeds of CDSCs paid by investors upon redemption of shares. For example, if $1 million in expenses had been incurred in distributing B Shares of the Funds and $750,000 had been received as described in (i) and (ii) above, the excess expense would amount to $250,000. Because there is no requirement under the Distribution Plan that the Distributor be reimbursed for all distribution expenses with respect to B Shares or any requirement that the Distribution Plan be continued from year to year, this excess amount does not constitute a liability of the Funds. Although there is no legal obligation for the Funds to pay expenses incurred in excess of payments made to the Distributor under the Distribution Plan and the proceeds of CDSCs paid by investors upon redemption of shares, if for any reason the Distribution Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. Any cumulative expenses incurred, but not yet recovered through distribution fees or CDSCs, may or may not be recovered through future distribution fees or CDSCs.

      Institutional Shares. There is no Service Plan in existence with respect to the Institutional Shares of the Funds.

      General. Each Service Plan and, in the case of B Shares, the Distribution Plan have been adopted by the Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined by the 1940 Act) of the Trust, and who had no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (the "Qualified Trustees"). Each Service Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Qualified Trustees.

Agreements related to the Service Plans must also be approved by such vote of the Trustees and the Qualified Trustees. The Service Plans will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the proper Fund. No Service Plan may be amended to increase materially the amounts payable to Service Organizations without the approval of a majority of the outstanding voting securities of the proper Fund, and no material amendment to a Service Plan may be made except by a majority of both the Trustees of the Trust and the Qualified Trustees.

      Each Service Plan requires that certain service providers furnish to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under such Service Plan. Rule 12b-1 also requires that the selection and nomination of the Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

      From their own resources, HIM and Harris Trust from time to time may pay fees to certain Service Organizations. Additionally, Harris Trust and the Distributor may act as Service Organizations and receive fees under a Service Plan. The following table shows Service Organization fees paid to Harris Trust with respect to A Shares and N Shares of each Fund for which fees were paid for the period ended December 31, 2000. (B Shares of the Funds had not commenced operations as of December 31, 2000.)

-------------------------------------------------------------------------------------------------------------------
                                   Shareholder Servicing  Shareholder Servicing      Rule 12b-1       Rule 12b-1
                                     Plan Fees Paid ($)     Plan Fees Waived        Fees Paid ($)   Fees Waived ($)
-------------------------------------------------------------------------------------------------------------------
Government Money Market Fund                742,411                --                   288,681          8,284
Money Market Fund                         2,818,015                --                 1,127,206             --
Tax-Exempt Money Market Fund                574,959                --                   209,473         20,511
Bond Fund                                     9,551                --                        71             --
Convertible Securities Fund                     855                --                        43             --
Intermediate Government Bond Fund            12,721                --                       190             --
Intermediate Tax-Exempt Bond Fund             1,706                --                        --             --
Short/Intermediate Bond Fund                  9,680                --                       361             --
Tax-Exempt Bond Fund                          2,176                --                        --             --
Balanced Fund                                 5,099                --                       283             --
Core Equity Fund                             18,175                --                     2,107             --
Emerging Markets Fund                           944                --                        73             --
Equity Fund                                  45,363                --                       450             --
Equity Income Fund                           14,328                --                     1,400             --
Index Fund                                   65,142                --                        --             --
International Fund                            7,423                --                        16             --
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                   Shareholder Servicing  Shareholder Servicing      Rule 12b-1       Rule 12b-1
                                     Plan Fees Paid ($)     Plan Fees Waived        Fees Paid ($)   Fees Waived ($)
-------------------------------------------------------------------------------------------------------------------
Small-Cap Opportunity Fund                   25,111                --                       169             --
Small-Cap Value Fund                          1,913                --                        50             --
-------------------------------------------------------------------------------------------------------------------

                      CALCULATION OF YIELD AND TOTAL RETURN

      The Trust makes available various yield quotations with respect to shares of each class of shares of the Money Market Funds. Each of these amounts was calculated based on the 7-day period ended December 31, 2000, by calculating the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. The net change in value of an account consists of the value of additional shares purchased with dividends from the original share plus dividends declared on both the original share and any such additional shares (not including realized gains or losses and unrealized appreciation or depreciation) less applicable expenses. Effective yield quotations for N Shares and Institutional Shares of each of the Money Market Funds and for B Shares of the Harris Insight Money Market Fund are also made available. These amounts are calculated in a similar fashion to yield, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

      EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] -1

      Current yield for all of the Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields.

      The yields of the N Shares and Institutional Shares of each of the following Money Market Funds for the 7-day period ended December 31, 2000 are listed below.

                                            Current Yield (%)                        Effective Yield (%)
                                            -----------------                        -------------------
                                         N              Institutional             N              Institutional
                                         -              -------------             -              -------------
Government Money Market Fund           6.00                 6.34                 6.18                 6.54
Money Market Fund                      6.23                 6.58                 6.42                 6.79
Tax-Exempt Money Market Fund           4.05                 4.40                 4.13                 4.50

           N Shares of the Money Market Funds and B Shares of the Harris Insight Money Market Fund bear the expenses of fees paid to Service Organizations. As a result, at any given time, the net yield of N Shares of each of the Money Market Funds and B Shares of the Harris Insight Money Market Fund could be up to 0.35% (1.00% in the case of B Shares of the Harris Insight Money Market Fund) lower than the net yield of Institutional Shares of the Money Market Funds.

           From time to time each of the Money Market Funds may advertise its "30-day average yield" and its "monthly average yield." Such yields refer to the average daily income generated by an investment in such Fund over a 30-day period, as appropriate, (which period will be stated in the advertisement).

           The yields of N Shares and Institutional Shares of each of the following Money Market Funds for the 30-day period ended December 31, 2000 are:

                                                30-day Yield (%)
                                                ----------------
                                             N               Institutional
                                             -               -------------
Government Money Market Fund               6.03                   6.37
Money Market Fund                          6.23                   6.58
Tax-Exempt Money Market Fund               3.64                   3.99

      A standardized "tax-equivalent yield" may be quoted for the Tax-Exempt Money Market Fund, the Tax-Exempt Bond Fund and the Intermediate Tax-Exempt Bond Fund, which is computed by: (a) dividing the portion of the Fund's yield (as calculated above) that is exempt from Federal income tax by one minus a stated Federal income rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from federal income tax. For the 7-day period ended December 31, 2000, the effective tax equivalent yield of the N Shares and Institutional Shares of the Tax-Exempt Money Market Fund was 5.74% and 6.25%, respectively. For the 30-day period ended December 31, 2000, the 30-day tax equivalent yield for the N Shares and Institutional Shares of the Tax-Exempt Bond Fund and the N Shares and Institutional Shares of the Intermediate Tax-Exempt Bond Fund were 6.60% and 6.94%, and 6.56% and 6.90%, respectively, based on a stated tax rate of 28%. Neither A Shares nor B Shares of the Tax-Exempt Bond Fund, nor A Shares of the Intermediate Tax-Exempt Bond Fund had been issued as of December 31, 2000.

      The Trust makes available 30-day yield quotations with respect to A Shares, N Shares, B Shares and Institutional Shares of the Non-Money Market Funds. As required by regulations of the Commission, the 30-day yield is computed by dividing a Fund's net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized assuming semi-annual reinvestment and compounding of net investment income.

      The following table shows 30-day yields for the period ended December 31, 2000, for A Shares, N Shares and Institutional Shares of the Non-Money Market Funds. (B Shares of the Funds had not commenced operations as of December 31, 2000.)

                                                                   30-day Yield (%)
                                                                   ----------------
                                                     A                      N               Institutional
                                                     -                      -               -------------
Bond Fund                                          5.54                   5.80                  6.05
Convertible Securities Fund                        3.80                   3.98                  4.23
Intermediate Government Bond Fund                  5.08                   5.26                  5.51
Intermediate Tax-Exempt Bond Fund                    --                   4.72                  4.97
Short/Intermediate Bond Fund                       6.47                   6.70                  6.95
Tax-Exempt Bond Fund                                 --                   4.75                  5.00
Balanced Fund                                      2.47                   2.61                  2.86
Core Equity Fund                                  (0.26)                 (0.28)                (0.03)
Equity Fund                                        0.17                   0.18                  0.43
Equity Income Fund                                 0.65                   0.69                  0.94
Index Fund                                           --                   0.71                  0.96

                                                                   30-day Yield (%)
                                                                   ----------------
                                                     A                      N               Institutional
                                                     -                      -               -------------
Small-Cap Opportunity Fund                        (1.02)                 (1.08)                (0.83)
Small-Cap Value Fund                              (0.34)                 (0.36)                (0.11)

           The Trust also makes available total return quotations for A Shares, N Shares, B Shares and Institutional Shares of each of the Non-Money Market Funds.

           The following table shows average annual total return for the one-year, five-year, ten-year and since inception periods (or shorter period if the Fund has been in operation for a shorter period) ended December 31, 2000 for A Shares, N Shares and Institutional Shares of the Non-Money Market Funds. (B Shares of the Funds had not commenced operations as of December 31, 2000.) The actual date of the commencement of each Fund's operations, or the commencement of the offering of each Class' Shares, is listed in the Funds' financial statements.

------------------------------------------------------------------------------------------------------------------------------------
                                                1 Year (%)              5 Year (%)        10 Year (%)      Inception to 12/31/00 (%)
------------------------------------------------------------------------------------------------------------------------------------
                                           A        N       Inst.       N      Inst.      N      Inst.      A         N        Inst.
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                7.67     12.78     13.06        --       --       --       --     3.41      6.89      7.13
Convertible Securities Fund                --     (6.69)    (6.48)    11.47    11.74    12.83    13.10    (7.71)    10.80     11.07
Intermediate Government Bond Fund        8.97     12.90     13.18      5.99     6.24     6.82     7.08     4.22      7.96      8.23
Intermediate Tax-Exempt Bond Fund          --     10.94     11.21      4.71     4.97     5.64     5.90       --      5.54      5.80
Short/Intermediate Bond Fund             6.32     10.13     10.40      5.52       --       --       --     4.36      6.73      5.92
Tax-Exempt Bond Fund                       --     14.13     14.41      5.27     5.55     6.35     6.62       --      7.42      7.69
Balanced Fund                            5.82     12.03     12.31        --       --       --       --     3.31     10.60     10.29
Core Equity Fund                       (12.98)    (7.89)    (7.67)    17.87    18.16       --       --    (1.02)    15.69     15.97
Emerging Markets Fund                  (32.74)   (29.02)   (28.55)       --       --       --       --    (9.89)   (11.29)   (10.87)
Equity Fund                              2.23      8.18      8.48     15.18       --    15.98       --     0.36     14.38     13.83
Equity Income Fund                      (8.88)    (3.57)    (3.33)    14.95    15.24       --       --    (0.03)    15.36     15.65
Index Fund                                 --     (9.55)    (9.33)    17.66    17.93       --       --       --     15.91     16.18
International Fund                     (14.46)    (9.50)    (9.34)     1.66     1.94     4.53     4.78     7.61      3.85      4.11
Large-Cap Aggressive Growth Fund           --        --        --        --       --       --       --       --        --    (86.44)
Small-Cap Opportunity Fund               0.59      6.51      6.75     17.40    17.67    18.41    18.70    24.71     15.33     15.61
Small-Cap Value Fund                    26.78     34.15     34.45     13.81    14.11    15.96    16.26    22.87     14.00     14.29
Technology Fund                            --        --        --        --       --       --       --       --        --    (82.23)
------------------------------------------------------------------------------------------------------------------------------------

      Each of these amounts is computed by assuming a hypothetical initial investment of $10,000. It is assumed that all of the dividends and distributions by each Fund over the specified period of time were reinvested. It was then assumed that at the end of the specified period, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial investment to grow to the amount that would have been received upon redemption.

      The Funds may also calculate an aggregate total return that reflects the cumulative percentage change in value over the measuring period. The aggregate total return can be calculated by dividing the amount received upon redemption by the initial investment and subtracting one from the result. The following table shows aggregate total return for the one year, five year, ten year and since inception (if less than ten years) periods ended December 31, 2000 for A Shares, N Shares and Institutional Shares of the Non-Money Market Funds. (B Shares of the Funds had not commenced operations as of December 31, 2000.)

------------------------------------------------------------------------------------------------------------------------------------
                                                1 Year (%)              5 Year (%)        10 Year (%)      Inception to 12/31/00 (%)
------------------------------------------------------------------------------------------------------------------------------------
                                           A        N       Inst.       N      Inst.      N      Inst.      A         N        Inst.
------------------------------------------------------------------------------------------------------------------------------------
Bond Fund                                7.67     12.78     13.06        --       --       --       --     6.49     36.85     38.39
Convertible Securities Fund                --     (6.69)    (6.48)    72.08    74.23   234.24   242.55    (7.51)   416.24    437.05
Intermediate Government Bond Fund        8.97     12.90     13.18     33.76    35.36    93.48    98.24     8.14    240.97    254.63
Intermediate Tax-Exempt Bond Fund          --     10.94     11.21     25.85    27.43    73.08    77.46       --    124.50    132.97
Short/Intermediate Bond Fund             6.32     10.13     10.40     30.79       --       --       --     6.40     88.90     32.23
Tax-Exempt Fund                            --     14.13     14.41     29.29    30.99    85.05    89.84       --    214.41    227.38
Balanced Fund                            5.82     12.03     12.31        --       --       --       --     6.36     45.42     44.76
Core Equity Fund                       (12.98)    (7.89)    (7.67)   127.49   130.36       --       --    (1.94)   256.43    263.99
Emerging Markets Fund                  (32.74)   (29.02)   (28.55)       --       --       --       --   (13.51)   (31.87)   (30.82)
Equity Fund                              2.23      8.18      8.48    102.74       --   340.57       --     0.67    462.37     87.70
Equity Income Fund                      (8.88)    (3.57)    (3.33)   100.70   103.21       --       --    (0.06)   172.13    176.88
Index Fund                                 --     (9.55)    (9.33)   125.52   128.08       --       --       --    262.38    269.91
International Fund                     (14.46)    (9.50)    (9.34)     8.57    10.08    55.69    59.53    14.39     69.29     75.27
Large-Cap Aggressive Growth Fund           --        --        --        --       --       --       --       --        --     (2.70)
Small-Cap Opportunity Fund               0.59      6.51      6.75    122.97   125.59   441.79   455.23    49.89    875.34    914.36
Small-Cap Value Fund                    26.78     34.15     34.45     90.96    93.51   339.51   350.96    32.82    714.69    748.62
Technology Fund                            --        --        --        --       --       --       --       --        --     (2.80)
------------------------------------------------------------------------------------------------------------------------------------

      Current yield and total return for the Non-Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield (or total return) is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Funds.

      Performance data of the Funds may be compared with those of other mutual funds with similar investment objectives and with other relevant indices, such as those prepared by Salomon Brothers Inc. or Lehman Brothers Inc., or any of their affiliates or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as IBC/Donoghue's Money Fund Report and Bank Rate Monitor (for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas), Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, reports prepared by Lipper Analytical Services and publications of a local or regional nature. Performance information may be quoted numerically or may be presented in a table, graph or other illustrations. All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results.

      In addition, investors should recognize that changes in the net asset value of shares of the Non-Money Market Funds will affect the yield of such Funds for any specified period, and such changes should be considered together with each such Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for all of the Funds may be useful in reviewing the performance of a Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund may not be comparable to other investment alternatives, however, because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses, and calculate yield.

      Performance of Common and Collective Trust Funds. The Convertible Securities Fund, Intermediate Government Bond Fund, Small-Cap Value Fund, Tax-Exempt Bond Fund, Intermediate Tax-Exempt Bond Fund, Index Fund, Small-Cap Opportunity Fund, Core Equity Fund, Equity Income Fund, and International Fund commenced operations upon the investment of a substantial amount of assets invested from collective and common trust funds operated by Harris Trust. If a Fund's predecessor fund was operated with investment policies substantially similar to those of the Fund, the Fund may include in quotations of its performance the performance history of the predecessor fund in accordance with interpretations of the Commission and as appropriate. Because collective and common trust funds usually have an effective expense ratio of zero, in order not to overstate performance, a predecessor fund's performance included in any quotation of the Fund's performance will be calculated as if the predecessor fund had operated with an expense ratio equal to the Fund's estimated expense ratio for its first year of operations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      All Classes. Each Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order, which will be priced at the Fund's net asset value next calculated after it is so accepted.

      Redemption proceeds normally are paid in cash. However, the Trust has filed formal elections with the Commission pursuant to which a Fund may effect a redemption in kind in portfolio securities only if a shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. If payment for shares redeemed is made wholly or partially in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash.

      For an additional administrative fee, paid separately by the shareholder and not as an expense of the Funds, a shareholder may participate in the College In-Sight(R) Program. Through the Program, a participating private college or university reduces the undergraduate tuition for a student, designated by the shareholder, in an amount based on the shareholder's account balance during the time the shareholder participates in the Program. Participation in the Program may begin any time before a designated student graduates from high school. However, no tuition reduction rewards can be earned after June 30th of the student's high school graduation year. Program details and an application are available from the Funds at the address or telephone number given above.

      For employees of HIM, Harris Trust and their affiliates, Sage Scholars, Inc. (the program coordinator on behalf of the participating colleges) has waived the College In-Sight Program administrative fee until further notice. Any participant in the Employees' Savings and Profit Sharing Plan of Bank of Montreal/Harris Trust and Savings Bank ("Harris Plan"), through his or her Harris Plan account balances invested in the Funds, may also act as a College In-Sight Program sponsor (with administrative fees waived) for students affiliated with the Carole Robertson Center for Learning, a nonprofit organization offering child, youth, and family development programs to members of Chicago's inner-city communities. Harris Plan participants may obtain more information and an application by calling the telephone number given above.

      A Shares. An investor in A Shares of a Fund may be entitled to reduced sales charges. To qualify for a reduced sales charge, an investor must notify and provide sufficient information to the Funds at the time of purchase. If an investor invests through an institution, the investor should notify the institution, which in turn must notify the Funds. Programs that allow for reduced sales charges, such as the Right of Accumulation, a Letter of Intent, or Family Purchases (each of which is explained below), may be changed or eliminated at any time.

      The Right of Accumulation allows an investor to combine the amount invested in A Shares of a Fund with the total net asset value of A Shares currently purchased or already owned by that investor of all Funds to determine the applicable sales charge. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time by the Funds with respect to all A Shares purchased thereafter.

      A Letter of Intent allows an investor to purchase A Shares of the Funds over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of A Shares already owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. If such amount is not invested within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid.

      Family Purchases allow family members to purchase A Shares of the Funds over a thirteen-month period at reduced sales charges based on the combined purchases of a family as if they were purchased at the same time for purposes of calculating sales charges. ("Family" includes any person considered to be a part of an extended family, including but not limited to parents, grandparents, children, grandchildren, god-parents, in-laws, aunts, uncles, brothers, sisters, nephews, nieces, and cousins, including step- and adopted relatives.)

      In order to recover commissions paid to institutions, A Shares of a Fund on which no initial sales charge was assessed due to a purchase amount of $1,000,000 or more in a single transaction or pursuant to the Right of Accumulation, a Letter of Intent, or Family Purchases that are redeemed within one year of the purchase date will be subject to contingent deferred sales charges equal to 1.00% of the dollar amount subject to the charge. Redemptions made within one to two years of the purchase will be subject to contingent deferred sales charges equal to 0.50% of the dollar amount subject to the charge. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on redemptions of shares acquired through the reinvestment of dividends and distributions or involuntary redemptions by a Fund of shareholder accounts with low account balances.

      Redemptions of shares will be effected in the manner that results in the imposition of the lowest deferred sales charge. Redemptions with respect to a shareholder's investment in a Fund will automatically be made first from any A Shares in a Fund held for more than two years, second from A Shares of the Fund acquired pursuant to reinvestment of dividends and distributions, third from A Shares held within one and two years, and fourth from A Shares of the Fund held for less than one year.

      The contingent deferred sales charge on shares purchased through an exchange from A Shares of another Fund is based upon the original purchase date and price of the other Fund's shares. For a shareholder with a Letter of Intent who does not purchase $1,000,000 of A Shares under the letter, no contingent deferred sales charge is imposed, but a sales load adjustment will be imposed on the account of such shareholder at the expiration of the period set forth in the Letter of Intent. A Letter of Intent may provide for a contingent deferred sales charge in some cases.

      The contingent deferred sales charge applicable to A Shares will be waived by the Funds for redemptions (a) pursuant to a systematic withdrawal plan, (b) that are shown to have resulted from the death or disability of the accountholder, (c) by qualified retirement plans upon plan termination or dissolution, (d) directed by participants in qualified retirement plans, or (e) from IRAs, if made pursuant to death or disability of the accountholder, or for minimum distributions required after attaining age 70-1/2.

      B Shares. CDSC. B Shares are sold without an initial sales charge but are subject to a CDSC payable upon redemption, subject to certain waivers described below and in the prospectus. Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. B Shares being redeemed will not be subject to a CDSC to the extent that the value of those shares represents (a) capital appreciation of fund assets, (b) reinvestment of dividends or capital gain distributions, (c) involuntary redemptions by a Fund of shareholder accounts with low account balances, or (d) shares redeemed more than six years after their purchase. The CDSC declines the longer B Shares are held, as shown in the following table.

                                             CDSC as a % of Dollar Amount
For B Shares sold within the:                       Subject to Charge
----------------------------                        -----------------

First year after purchase                                  5.00%
Second year after purchase                                 4.00
Third year after purchase                                  3.00
Fourth year after purchase                                 3.00
Fifth year after purchase                                  2.00

                                             CDSC as a % of Dollar Amount
For B Shares sold within the:                       Subject to Charge
----------------------------                        -----------------

Sixth year after purchase                                  1.00
Seventh year after purchase                                0.00
Eighth year after purchase                                 0.00

For each redemption order, shares with no CDSC will be sold first, followed by those shares that have been held for the longest period since purchase.

            CDSC Waivers. The CDSC applied to redemptions of B Shares will be waived in the following circumstances, provided that the Distributor receives adequate documentation confirming the selling shareholder's qualification for and entitlement to the waiver.

o Sales of shares in connection with the Systematic Withdrawal Plan ("SWP") of up to 12% annually of a shareholder's Initial Account Balance in a Fund from which the shareholder makes SWP sales. The "Initial Account Balance" is the amount of a shareholder's investment in a Fund at the time the shareholder elects to participate in the SWP with respect to the Fund. (The Funds reserve the right to change the terms and conditions of the SWP and the continued availability of the SWP.) Shares with no CDSC will be sold first, followed by those with the lowest CDSC. Therefore, the benefit of this waiver will be reduced by the value of shares that are not subject to a CDSC.

o The Funds will waive the CDSC on redemptions following the death or disability of a B Share shareholder. An individual will be considered disabled for this purpose if he or she meets the definition set forth in
      Section 72(m)(7) of the Code.

      In cases of death or disability, the CDSC will be waived whether the decedent or disabled person (a) is an individual shareholder or (b) owns the shares as a joint tenant with right of survivorship or (c) is the beneficial owner of a custodial or fiduciary account, provided that the redemption is made within one year of the death or initial determination of disability. This waiver of the CDSC applies to a total or partial redemption, but only to redemptions of shares held at the time of the death or initial determination of disability.

o     Sales in connection with the following retirement plan "distributions":
      (a) lump-sum or other distributions from a qualified corporate or self-employed retirement plan or 403(b) custodial account following retirement (or, in the case of a "key employee" of a "top heavy" plan, following attainment of age 59-1/2); (b) minimum distributions from an IRA custodial account following attainment of age 70-1/2; (c) a tax-free return of an excess IRA contribution (a "distribution" does not include a direct transfer of IRA, 403(b) custodial account or retirement plan assets to a successor custodian or trustee); (d) any redemption which results from (i) the return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code, (ii) the return of excess deferral amounts pursuant to Section 401(k)(8) or 402(g)(2) of the Code, (iii) the financial hardship of the employee pursuant to U.S. Treasury Regulations
      Section 1.401(k)-1(d)(2), or (iv) the death or disability of the employee (see Section 72(m)(7) and 72(t)(2)(A)(ii) of the Code).

            Conversion of B Shares. B Shares of a Fund will automatically convert to A Shares of that Fund on the business day following the eighth anniversary of the purchase date and may, in the discretion of the Board of Trustees, convert to A Shares on an earlier date. B Shares acquired by an exchange from B Shares of another Fund will convert into A Shares based on the date of the purchase of the initial Fund's B Shares. B Shares acquired through reinvestment of distributions will convert into A Shares based upon the date of the initial B-Share purchase to which such shares relate. For purposes of the preceding sentence, B Shares acquired through reinvestment of distributions will be attributed to particular purchases of B Shares in accordance with such procedures as the Board of Trustees may determine from time to time. The conversion of B Shares to A Shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

                        DETERMINATION OF NET ASSET VALUE

      The net asset value per share is determined at least as often as each day that the Federal Reserve Board of Philadelphia and the New York Stock Exchange are open, i.e., each weekday other than New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day (each, a "Holiday").

      The value of securities held by the Non-Money Market Funds (other than debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange (including for these purposes the National Association of Securities Dealers' Automatic Quotation System) on which the securities are traded as of the time of valuation. In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over- the-counter markets generally are valued at closing over-the-counter bid prices. Portfolio securities that are primarily traded on foreign securities exchanges generally are valued at their closing values on the exchange. Bonds are valued at the mean of the last bid and asked prices. In the absence of readily available market quotations (or when, in the view of the Adviser, available market quotations do not accurately reflect a security's fair value), securities are valued at their fair value as determined by the Trust's Board of Trustees. Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less generally are valued at amortized cost, as discussed below.

      Each of the Money Market Funds uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that a Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investments in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

      Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each of the Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 days or less and invest only in securities determined by the Board of Trustees to meet the quality and minimal credit risk requirements of Rule 2a-7. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. Rule 2a-7 provides, however, that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize at $1.00, to the extent reasonably possible, the price per share of each of the Money Market Funds as computed for the purpose of sales and redemptions. Such procedures include review of the portfolio holdings of each of the Money Market Funds by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether a Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             PORTFOLIO TRANSACTIONS

      Portfolio securities of each Fund are kept under continuing supervision and changes may be made whenever, in the judgment of the Adviser or Sub-Adviser, a security no longer is deemed to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide the cash necessary for redemptions, distributions to shareholders or other Fund management purposes. Portfolio changes may be made without regard to the length of time a particular security has been held or the frequency of portfolio transactions of a Fund (the portfolio turnover rate). The realization of taxable capital gains and, with respect to equity securities, the amount of brokerage commissions will tend to increase as the level of portfolio activity increases. An annual portfolio turnover rate of 100% would occur if all of the securities held by the Fund were replaced once in a period of one year.

      The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, HIM (with respect to each Fund) or Hansberger (with respect to the International and Emerging Markets Funds) is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Trust to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While HIM or Hansberger generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

      Purchase and sale orders for securities on behalf any Fund may be combined with those of other accounts that HIM or Hansberger manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When HIM or Hansberger determines that a particular security should be bought or sold for any of the Funds and other accounts it manages, it allocates the transactions among the participants equitably. To the extent permitted by the Commission, the Funds may pay brokerage commissions to certain affiliated persons. During the last three fiscal years, the Emerging Markets Fund and the International Fund paid brokerage commissions to Solomon Smith Barney, an affiliate of SSB Citi Fund Management LLC (formerly Smith Barney Mutual Funds Management, Inc.), which owned approximately 5.9% of the issued and outstanding shares of Hansberger Group, Inc., the corporate parent of Hansberger Global Investors, Inc. The following tables show the total brokerage commissions and total dollar amount of transactions on which commissions were paid for the period when SSB Citi Fund Management LLC was considered an affiliate. (SSB Citi Fund Management LLC sold the shares on June 2, 2000 and is no longer an affiliate.)

------------------------------------------------------------------------------------------------------------------------------------
                                   Aggregate Brokerage          Aggregate Affiliate Brokerage         % of Brokerage Commissions
                                   Commissions Paid ($)               Commissions Paid ($)                  Paid To Affiliate
------------------------------------------------------------------------------------------------------------------------------------
                               1998       1999        2000*       1998       1999        2000*        1998       1999         2000*
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund          86,303     94,161      76,582      1,327      4,178       5,214        1.5%        4.4%        6.8%
International Fund            613,314    639,381     582,877     16,704     21,079      44,182        2.7%        3.3%        7.6%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                    Aggregate Amount                    Aggregate Amount of              % of Aggregate Transactions
                                   of Transactions ($)               Affiliate Transactions ($)                With Affiliate
------------------------------------------------------------------------------------------------------------------------------------
                               1998        1999         2000*       1998       1999        2000*          1998       1999      2000*
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund      23,030,548   27,311,811    22,077,019    292,557    556,739    1,035,567       1.3%       2.0%       4.7%
International Fund        183,345,941  223,715,563   186,591,598  8,274,093  9,056,869   19,842,140       4.5%       4.1%      10.6%
------------------------------------------------------------------------------------------------------------------------------------

* For the period January 1, 2000 to June 1, 2000 only.

      Purchases and sales of securities for the Fixed Income Funds and the Money Market Funds will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads, and underwriting commissions. Under the 1940 Act, any person affiliated with the Trust is prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission.

      HIM or Hansberger may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund, give preference to a dealer that has provided statistical or other research services to such adviser. By allocating transactions in this manner, HIM and/or Hansberger are able to supplement their own research and analysis with the views and information of other securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed under the Advisory and Sub-Advisory Contracts, and the expenses of such adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through whom HIM or Hansberger effect securities transactions for a Fund may be used by HIM or

Hansberger in servicing its other accounts, and not all of these services may be used by HIM or Hansberger in connection with advising the Funds.

           The following table shows total brokerage commissions and the total dollar amount of transactions on which commissions were paid. This information is for the past three fiscal years (or shorter if the Fund has been in operation for a shorter period).

------------------------------------------------------------------------------------------------------------------------------------
                                                   Total Brokerage Commissions ($)        Total Dollar Amount of Transactions ($)
------------------------------------------------------------------------------------------------------------------------------------
                                                   1998         1999         2000           1998             1999           2000
------------------------------------------------------------------------------------------------------------------------------------
Convertible Securities Fund                        17,957       15,939       17,754       13,220,179        9,378,646     22,297,175
Balanced Fund                                      77,519       62,259       48,020       52,768,682       46,502,593     43,985,470
Core Equity Fund                                  129,319      152,356      171,862       96,800,368      122,195,327    156,914,790
Emerging Markets Fund                              86,280       94,699      192,252       16,890,323       20,824,746     48,247,314
Equity Fund                                     1,855,467    1,468,542      972,289    1,400,503,290    1,165,494,999    885,809,263
Equity Income Fund                                 28,649       44,330       48,611       30,249,587       39,105,004     36,736,692
Index Fund                                         20,464       43,820       76,300       28,635,056       93,551,597    122,308,444
International Fund                                614,604      642,480    1,107,354      173,826,470      217,927,230    371,242,507
Large-Cap Aggressive Growth Fund                       --           --           11               --               --         23,675
Small-Cap Opportunity Fund                        437,246      491,119      959,698      232,858,016      344,183,300    676,083,038
Small-Cap Value Fund                              405,440      379,079      257,117      195,946,616      173,382,519    165,453,056
Technology Fund                                        --           --           44               --               --         64,156
------------------------------------------------------------------------------------------------------------------------------------

      With respect to transactions directed to brokers because of research services provided, the following table shows total brokerage commissions and the total dollar amount of such transactions on which commissions were paid for the fiscal year ended December 31, 2000.

-----------------------------------------------------------------------------------------------------------------
                                   Total Brokerage Commissions      Total Dollar Amount of Transactions on which
                                      (Research-related) ($)         Commissions were paid (Research-related) ($)
-----------------------------------------------------------------------------------------------------------------
Balanced Fund                                 11,983                                   9,915,589
Convertible Securities Fund                      100                                     861,900
Core Equity Fund                              24,539                                  20,952,336
Emerging Markets Fund                        167,531                                  53,408,051
Equity Fund                                  235,838                                 216,597,814
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                   Total Brokerage Commissions      Total Dollar Amount of Transactions on which
                                      (Research-related) ($)         Commissions were paid (Research-related) ($)
-----------------------------------------------------------------------------------------------------------------
Equity Income Fund                            24,891                                  18,238,514
International Fund                           976,852                                 335,673,440
Small-Cap Opportunity Fund                    22,434                                  50,760,717
Small-Cap Value Fund                          26,280                                  29,283,906
-----------------------------------------------------------------------------------------------------------------

      Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Harris InvestorLine, Inc. ("HIL"). In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The Funds will not deal with the Distributor or HIL in any transaction in which either one acts as principal except as may be permitted by the Commission.

      In placing orders for portfolio securities of the Funds, HIM or Hansberger is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that HIM or Hansberger will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. While HIM or Hansberger will generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees.

      Subject to the above considerations, HIL may act as a main broker for the Funds. For it to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by it must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow HIL to receive no more than the remuneration that would be expected to be received by an unaffiliated broker on a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust, including a majority who are not "interested" Trustees, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to either one are consistent with the foregoing standard. Brokerage transactions with either one are also subject to such fiduciary standards as may be imposed upon each of them by applicable law.

                                 TAX INFORMATION

      Each Fund is treated as a separate entity for Federal income tax purposes and thus the provisions of the Code generally are applied to each Fund separately, rather than to the Trust as a whole. As a result, net capital gains, net investment income, and operating expenses are determined separately for each Fund.

      The Trust intends to qualify each Fund as a regulated investment company under the Code and to distribute to the shareholders of each Fund sufficient net investment income and net realized capital gains of that Fund so that the Fund will not be subject to Federal income taxes. Qualification as a regulated investment company under the Code generally requires, among other things, that
(a) at least 90% of the Fund's annual gross income (without offset for losses) be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stocks, securities or options thereon and certain other income including, but not limited to, gains from futures contracts and (b) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities). As a regulated investment company, each Fund will not be subject to Federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income (including net short-term capital gains) earned in each year and, in the case of the Tax-Exempt Money Market Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund, that it distributes to its shareholders at least 90% of its net tax-exempt income (including net short-term capital gains). In addition, the Tax-Exempt Money Market Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Bond Fund intend that at least 50% of the value of its total assets at the close of each quarter of its taxable year will consist of obligations the interest on which is exempt from Federal income tax, so that such Funds will qualify under the Code to pay "exempt-interest dividends" (described below).

      Dividends (including net short-term capital gains), except exempt-interest dividends, will be taxable to shareholders as ordinary income.

      Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deductions.

      A taxable gain or loss also may be realized by a shareholder upon the redemption or transfer of shares depending on the tax basis of the shares and their value at the time of the transaction. Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent other shares of that Fund are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.

      Dividends paid by each of the Tax-Exempt Bond Fund, the Intermediate Tax-Exempt Bond Fund and the Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") out of tax-exempt interest income earned by the Fund ("exempt-interest dividends") generally will not be subject to Federal income tax in the hands of the Fund's shareholders. However, persons who are substantial users or related persons thereof of facilities financed by private activity bonds held by a Fund may be subject to Federal income tax on their pro rata share of the interest income from such bonds and should consult their tax advisers before purchasing shares of such Fund.

      Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund generally is not deductible for Federal income tax purposes. Under the IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, shares of a Fund may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Substantially all of the dividends paid by each Tax-Exempt Fund are anticipated to be exempt from Federal income taxes.

      Shareholders of the Tax-Exempt Funds may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they reside but may be subject to tax on income derived from the municipal securities of other jurisdictions. Shareholders are advised to consult with their tax advisers concerning the application of state and local taxes to investments in the Fund which may differ from the Federal income tax consequences described above.

      The Trust will be required to withhold, subject to certain exemptions, a portion (currently 31%) from dividends paid or credited to individual shareholders and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Trust or Transfer Agent.

      Certain of the Funds may invest in municipal bond index futures contracts and options on interest rate futures contracts. The Funds do not anticipate that these investment activities will prevent the Funds from qualifying as regulated investment companies. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by a Fund and, accordingly, will affect the amount of capital gains distributed to the Fund's shareholders.

      For Federal income tax purposes, gain or loss on the futures contracts and options described above (collectively referred to as "section 1256 contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, a Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and, accordingly, the mark-to-market system will generally affect the amount of capital gains or losses taxable to a Fund and the amount of distributions taxable to a shareholder. Moreover, if a Fund invests in both section 1256 contracts and offsetting positions in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. Each Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (b) will permit it to use substantially all of the losses of the Fund for the fiscal years in which the losses actually occur.

      Each Fund (except the Tax-Exempt Funds to the extent of this tax-exempt interest) will generally be subject to an excise tax of 4% of the amount of any income or capital gains distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. Each Fund intends that it will distribute substantially all of its net investment income and net capital gains in accordance with the foregoing requirements, and, thus, expects not to be subject to the excise tax. Dividends declared by a Fund in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared.

      Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

      Gains or losses on sales of securities by a Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.

      In the case of the Equity Funds and the Fixed Income Funds, if an option written by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

      In the case of the Equity Funds and the Fixed Income Funds, if securities are sold by the Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

      If, in the opinion of the Trust, ownership of its shares has or may become concentrated to an extent that could cause the Trust to be deemed a personal holding company within the meaning of the Code, the Trust may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.

                          SHARES OF BENEFICIAL INTEREST

      The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value, and to create one or more classes of these shares. Pursuant thereto, the Trustees have authorized the issuance of four classes of shares, A Shares, N Shares, B Shares and Institutional Shares for the Funds of the Trust as follows:
Institutional Shares are offered by each Fund. A Shares are offered by each Fund, except for the Index Fund, the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, the Technology Fund, and each of the Money Market Funds. N Shares are offered by each Fund, except for the Large-Cap Aggressive Growth Fund, the Small-Cap Aggressive Growth Fund, and the Technology Fund. B Shares are offered by each Fund, except for the Convertible Securities Fund, the Intermediate Tax-Exempt Bond Fund, the Short/Intermediate Bond Fund, the Tax-Exempt Money Market Fund, and the Government Money Market Fund.

      Shareholders of a Fund are entitled to that number of votes that is equal to the number of whole shares and fractional shares held multiplied by the net asset value of one share of that Fund in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). Generally, all shares of the Trust will be voted with other shares of the Trust and will be voted in the aggregate, and not by Fund or class, except where voting by Fund or class is required by law or where the matter involved affects only one Fund or class. As used in the Prospectuses and in this Statement of Additional

Information, the term "majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds (e.g., election of Trustees and ratification of independent accountants), means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single Fund (e.g., annual approval of advisory contracts), means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or
(ii) more than 50% of the outstanding shares of the Fund.

      Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trust's Board of Trustees. Notwithstanding the foregoing, each class of shares of each Fund bears exclusively the expense of fees paid to Service Organizations with respect to that class of shares. In the event of the liquidation or dissolution of the Trust (or a Fund), shareholders of each Fund (or the Fund being dissolved) are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

      Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

      The Trust may dispense with annual meetings of shareholders in any year in which Trustees are not required to be elected by shareholders. It is anticipated generally that shareholder meetings will be held only when specifically required by federal or state law. Shareholders have available certain procedures for the removal of Trustees.

      Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the trust's obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both the trust itself was unable to meet its obligations and inadequate insurance existed. To guard against this risk, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification out of Trust property of any shareholder held personally liable for obligations of the Trust.

                                      OTHER

      The Registration Statement, including the Prospectuses, this SAI and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the Prospectuses or this SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

               INDEPENDENT ACCOUNTANTS AND REPORTS TO SHAREHOLDERS

      PricewaterhouseCoopers LLP, 2001 Market Street, Philadelphia, Pennsylvania 19103 are the independent accountants for the Trust and audit and report on the Trust's annual financial statements, review certain regulatory reports, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements. The Funds' December 31, 2000 financial statements and the report thereon of PricewaterhouseCoopers LLP from the Funds' December 31, 2000 Annual Report (as filed with the Commission on March 1, 2001 pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder (Accession Number 0000935069-99-000038)) are incorporated herein by reference.

                                   APPENDIX A

Description of Bond Ratings (Including Convertible Bonds)

      The following summarizes ratings used by Standard & Poor's ("S&P") for corporate and municipal debt:

            AAA - An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

            AA - An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

            A - An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

            BBB - An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            BB - An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

            B - An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

            CCC - An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

            CC - An obligation rated CC is currently highly vulnerable to nonpayment.

            C - Any subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C rating also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

      To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      The following summarizes ratings used by Moody's Investors Service ("Moody's") for corporate and municipal long-term debt.

            Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

            A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds that are rated Baa are considered medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

            Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future.

            B - Bonds that are rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

            Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through Caa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

      The following summarizes ratings used by Fitch, Inc. ("Fitch") for bonds:

            AAA - Highest credit quality. Ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

            AA - Very high credit quality. Ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

            A - High credit quality. Ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

            BBB - Good credit quality. Ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

            BB - Speculative. Ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

            B - Highly speculative. Ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

            CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

      A "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category or to categories below CCC.

Description of Municipal Notes Ratings

      The following summarizes the ratings used by Moody's for short-term notes and variable rate demand obligations:

            MIG 1/VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

            MIG 2/VMIG 2. This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.

            MIG 3/VMIG 3. This designation denotes favorable quality. All security elements are accounted for but the undeniable strength of the preceding grades is lacking. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

            MIG 4/VMIG 4. This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

      The following summarizes the ratings by Standard & Poor's for short-term municipal notes:

            SP-1 - Strong capacity to pay principal and interest. An issue determined to possess overwhelming safety characteristics is given a "plus" (+) designation.

            SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

            SP-3 - Speculative capacity to pay principal and interest.

Description of Commercial Paper Ratings

      Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1. Issues carrying the A-3 designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations. Issues rated B are regarded as having only speculative capacity for payment.

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term debt obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternative liquidity is maintained.

      The following summarizes the ratings used by Fitch for short-term obligations:

            F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

            F-2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

            F-3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

            B - Speculative. Minimal capacity for the payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions

                                     PART C

                                OTHER INFORMATION

Item 23.        Exhibits.
-------         --------

(a)      (1)       Declaration of Trust dated December 6, 1995 (incorporated by reference to Registration Statement filed on December 12,
                   1995).

         (2) Amendment to Declaration of Trust dated November 4, 1996 (incorporated by reference to Post-Effective Amendment ("PEA") No. 3 filed on February 28, 1997).

         (3) Amendment to Declaration of Trust dated June 6, 1997 (incorporated by reference to PEA No. 5 filed on June 13,
                   1997).

         (4) Amendment to Declaration of Trust dated November 2, 1998 (incorporated by reference to PEA No. 9 filed on November 9,
                   1998).

         (5) Amendment to Declaration of Trust dated February 18, 1999 (incorporated by reference to PEA No. 10 filed on March 2,
                   1999).

         (6) Amendment to Declaration of Trust dated 1 May 2000 (incorporated by reference to PEA No. 14 filed on April 28,
                   2000).

         (7) Amendment to Declaration of Trust dated 5 September 2000 (incorporated by reference to PEA No. 16 filed on September 5, 2000).

         (8) Establishment and Designation of Series and Classes of Shares dated 5 December 2000 (incorporated by reference to PEA No. 18 filed on 28 December 2000).

         (9) Amendment No. 1 to Establishment and Designation of Series and Classes of Shares dated 27 April 2001 (filed herewith).

(b)      (1)       By-Laws (incorporated by reference to Registration Statement filed on December 12, 1995).

         (2) Amendment to By-Laws dated October 31, 1995 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (3) Amendment to By-Laws dated January 23, 1996 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (4) Amendment to By-Laws dated November 4, 1996 (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (5)       Amendment to By-Laws dated 27 April 2001 (filed herewith)

(c)                Not applicable.

(d)      (1)       Advisory Contract dated April 28, 2000 between Registrant and
                   Harris Trust and Savings Bank ("Harris Trust" or the
                   "Adviser") (incorporated by reference to PEA No. 14 filed on April 28, 2000).

         (1)(a) Notice to the Adviser dated 5 September 2000 on behalf of Harris Insight Large-Cap

                   Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

         (2) Assignment and Assumption Agreement dated 30 April 2001 among Registrant, Harris Trust, and Harris Investment Management, Inc. ("HIM") (filed herewith).

         (3) Investment Sub-Advisory Contract dated August 6, 1997 between HIM and Hansberger Global
                   Investors, Inc. on behalf of Harris Insight International Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

         (4) Investment Sub-Advisory Contract dated October 1, 1997 between HIM and Hansberger Global Investors, Inc. on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 7 filed on February 27, 1998).

         (5) Amendment of Investment Sub-advisory Contracts for Harris Insight International Fund and Harris Insight Emerging Markets Fund with Hansberger Global Investors, Inc. dated as of 30 April 2001 (filed herewith).

(e) Distribution Agreement dated 16 March 2001 between the Registrant and PFPC Distributors, Inc. ("PFPCDI") (incorporated by reference to PEA No. 20 filed on 2 April
                   2001).

(f)                Not applicable.

(g)      (1)       Custodian Agreement dated February 23, 1996 between
                   Registrant and PNC Bank, N.A. (incorporated by reference to
                   PEA No. 3 filed on February 28, 1997).

         (2) Notice to the Custodian dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (3) Notice to the Custodian dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

         (4) Consent to Assignment of Custodian Agreement dated February 18, 1999 between Registrant and PNC Bank, N.A. (incorporated by reference to PEA No. 11 filed on May 3, 1999).

         (5) Sub-Custodian Services Agreement dated February 18, 1999 by and between PFPC Trust Company, PNC Bank, N.A. and Registrant (incorporated by reference to PEA No. 11 filed on May 3,
                   1999).

         (6) Foreign Custody Manager Delegation Agreement dated February 18, 1999 by and between PFPC Trust Company, PNC Bank, N.A. and Registrant (incorporated by reference to PEA No. 11 filed on May 3, 1999).

         (7) Notice to the Custodian dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

         (7)(a) Notice to the Custodian dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

(h)      (1)       Transfer Agency Services Agreement dated July 1, 1996
                   between Registrant and Harris

                   Trust (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (2) Notice to the Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 5 filed on June 13, 1997).

         (3) Notice to the Transfer Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 7 filed on February 27, 1998).

         (3)(a) Notice to the Transfer Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight
                   Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

         (3)(b) Notice to the Transfer Agent dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

         (4) Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (5) Notice to the Sub-Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (5)(a) Notice to the Sub-Transfer Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

         (5)(b) Notice to the Sub-Transfer Agent dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

         (6) Notice to the Sub-Transfer Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

         (7) Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (8) Notice to the Administrator dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 5 filed on June 13, 1997).

         (9) Notice to the Administrator dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

         (9)(a) Notice to the Administrator dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28, 2000).

         (9)(b) Notice to the Administrator dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris

                   Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

         (10) Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (10(a)) Amendment dated 1 May 1999 of Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC, Inc. (incorporated by reference to PEA No. 12 filed on May 7, 1999).

         (11) Notice to the Sub-Administrator and Accounting Services Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to PEA No. 3 filed on February 28, 1997).

         (12) Notice to the Sub-Administrator and Accounting Services Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (incorporated by reference to PEA No. 6 filed on September 15, 1997).

         (12)(a) Notice to the Sub-Administrator and Accounting Services Agent dated April 28, 2000 on behalf of Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, and Harris Insight Government Money Market Fund (incorporated by reference to PEA No. 14 filed on April 28,
                   2000).

         (12)(b) Notice to the Sub-Administrator and Accounting Services Agent dated 5 September 2000 on behalf of Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund (incorporated by reference to PEA No. 16 filed on September 5, 2000).

         (13) Form of Shareholder Servicing Agreement (incorporated by reference to PEA No. 7 filed on February 27, 1998).

         (14) Form of Shareholder Servicing Agreement relating to Advisor Shares (incorporated by reference to PEA No. 9 filed on November 9, 1998).

         (15) Service Plan dated 27 April 2001 relating to Exchange Shares (filed herewith)

(i) Consent and legal opinion of Bell, Boyd & Lloyd (filed herewith).

(j)                Consent of independent accountants (filed herewith).

(k)                Not applicable.

(l)      (1)       Form of Purchase Agreement relating to Initial Capital
                   (incorporated by reference to PEA No. 3 filed on February 28,
                   1997).

         (2) Subscription Agreement dated January 14, 1999 between Registrant and FDI Distribution Services, Inc. relating to Advisor Shares (incorporated by reference to PEA No. 10 filed on March 2, 1999).

         (3) Subscription Agreement dated 6 December 2000 between Registrant and Provident Distributors, Inc. relating to B Shares (incorporated by reference to PEA No. 18 filed on 28 December 2000).

(m)      (1)       Service Plan dated April 28, 2000 relating to N Shares
                   (incorporated by reference to PEA No. 14 filed on April 28,
                   2000).

         (2) Service Plan dated April 28, 2000 relating to A Shares (incorporated by reference to PEA No. 14 filed on April 28,
                   2000).

         (3) Service Plan dated November 1, 2000 relating to B Shares (incorporated by reference to PEA No. 17 filed on 3 November
                   2000).

         (4) Distribution Plan pursuant to Rule 12b-1 dated 16 March 2001 relating to B Shares (incorporated by reference to PEA No. 20 filed on 2 April 2001).

         (5) Form of Selling Agreement (incorporated by reference to PEA No. 17 filed on 3 November 2000).

(n)      (1)       Multi-Class Plan (incorporated by reference to PEA No. 3
                   filed on February 28, 1997).

         (2) Multi-Class Plan dated November 2, 1998 (incorporated by reference to PEA No. 9 filed on November 9, 1998).

         (3) Multi-Class Plan dated February 18, 1999 (incorporated by reference to PEA No. 10 filed on March 2, 1999).

         (4) Multi-Class Plan dated November 1, 2000 (incorporated by reference to PEA No. 17 filed on 1 November 2000).

         (5)       Multi-Class Plan dated 27 April 2001 (filed herewith)

(p)      (1)       Code of Ethics of Harris Insight Funds Trust (incorporated by reference to PEA No. 13 filed on February 16, 2000)

         (2) Statement of Principles and Code of Ethics of Harris Trust and Savings Bank and Harris Investment Management, Inc. (incorporated by reference to PEA No. 13 filed on February 16, 2000)

         (3) Code of Ethics of Provident Distributors, Inc. (incorporated by reference to PEA No. 13 filed on February 16, 2000)

         (4) Amended Code of Ethics of Hansberger Global Investors, Inc. dated 1 February 2001 (incorporated by reference to PEA No. 19 filed on 2 March 2001).

Other Exhibits:    Powers of Attorney for C. Gary Gerst, Edgar R. Fielder, John
                   W. McCarter, Jr. and Paula Wolff dated February 24, 2000
                   (incorporated by reference to PEA No. 14 filed on April 28,
                   2000).

                   Power of Attorney for Valerie B. Jarrett dated February 1, 2000 (incorporated by reference to PEA No. 13 filed on February 16, 2000).

                   Power of Attorney for Thomas J. Ryan dated February 7, 2000 (incorporated by reference to PEA No. 13 filed on February 16, 2000).

                   Power of Attorney for Peter P. Capaccio dated 23 February 2001 ((incorporated by reference to PEA No. 19 filed on 2 March 2001)

Item 24.  Persons Controlled by or under Common Control with Registrant.
-------   -------------------------------------------------------------

Not applicable.

Item 25.   Indemnification.
-------    ---------------

         Under Section 4.3 of the Registrant's Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant's Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

         The Distribution Agreement, the Custodian Agreement, the Transfer Agency Services Agreement and the Administration Agreement (the "Agreements") contained in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers.

The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26.  Business and Other Connections of Investment Adviser.
-------   ----------------------------------------------------


         (a) Effective 1 May 2001, Harris Investment Management, Inc. ("HIM"), an indirect wholly-owned subsidiary of the Bank of Montreal, serves as investment adviser to the Harris Insight Equity Fund, Harris Insight Short/Intermediate Bond Fund, Harris Insight Money Market Fund, Harris Insight Tax-Exempt Money Market Fund, Harris Insight Government Money Market Fund, Harris Insight Equity Income Fund, Harris Insight Growth Fund, Harris Insight Small-Cap Opportunity Fund, Harris Insight Index Fund, Harris Insight International Fund, Harris Insight Balanced Fund, Harris Insight Convertible Securities Fund, Harris Insight Bond Fund, Harris Insight Intermediate Government Bond Fund, Harris Insight Intermediate Tax-Exempt Bond Fund, Harris Insight Tax-Exempt Bond Fund, Harris Insight Small-Cap Value Fund, Harris Insight Emerging Markets Fund, Harris Insight Large-Cap Aggressive Growth Fund, Harris Insight Small-Cap Aggressive Growth Fund, and Harris Insight Technology Fund. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.

         To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.


                                                                  Principal Business(es) During the
Name                        Position(s) with HIM                  Last Two Fiscal Years
--------------------------- ------------------------------------- -------------------------------------------------
Donald G.M. Coxe            Director, Chairman of the Board and   Chairman of the Board and Chief Strategist,
                            Chief Strategist                      Harris Investment Management, Inc.; Chairman of
                                                                  the Board, Jones Heward Investments, Inc.

Peter P. Capaccio           Director                              Senior Vice President/Director, Mutual Funds
                                                                  and the Investment Product Group, Harris Trust
                                                                  and Savings Bank

William A. Downe            Director                              Vice Chair, Private Client Group, Bank of
                                                                  Montreal, and Deputy Chair, Nesbitt Burns,
                                                                  Inc.  Formerly, Executive Vice President, North
                                                                  American Corporate Banking, Bank of Montreal

William O. Leszinske        Director, President, Chief            President and Chief Investment Officer, Harris
                            Investment Officer                    Investment Management, Inc.

Edward W. Lyman, Jr.        Director                              Vice Chair of the Board, Harris Trust and
                                                                  Savings Bank and Harris Bankcorp, Inc.

Gilles G. Ouellette         Director                              President and Chief Operating Officer, Private
                                                                  Client Group, Bank of Montreal, and Deputy
                                                                  Chair, Nesbitt Burns, Inc.  Formerly, Vice
                                                                  Chair and Head of the Private Client Division,
                                                                  Nesbitt Burns, Inc.

Brian J. Steck              Director                              Retired; formerly Vice-Chairman of




                                                                  Investment and Corporate Banking, Bank of Montreal;
                                                                  Chairman and Chief Executive Officer, Nesbitt
                                                                  Burns, Inc.; Sole Owner, St. Andrews Financial
                                                                  Corp. (a private holding company); Director,
                                                                  Jones Heward Investments, Inc.; Director,
                                                                  BMO Nesbitt Burns Corporation, Ltd.; Chairman,
                                                                  Purolator Courier; Chairman, 3-DAC Golf
                                                                  Corporation; Director, Cara Food Operations
                                                                  Limited; Director, Exco Technologies Limited;
                                                                  Director, Canada Post; Director, GoFood.com

Wayne W. Thomas             Director                              Senior Vice President - Personal Investment
                                                                  Management, Harris Trust and Savings Bank

William E. Thonn            Director                              Executive Vice President - The Private Bank,
                                                                  Harris Trust and Savings Bank

Randall J. Johnson          Chief Financial Officer and           Senior Partner, Harris Investment Management,
                            Treasurer                             Inc.

G. Nicholas Bullat          Secretary                             Vice President and Counsel, Harris Trust and
                                                                  Savings Bank

Andrea J. Torok             Assistant Secretary                   Principal, Harris Investment Management, Inc.


         (b) Hansberger Global Investors, Inc. ("Hansberger") serves as the Investment Sub-Adviser of the Harris Insight International Fund and the Harris Insight Emerging Markets Fund. Hansberger is a wholly owned subsidiary of Hansberger Group, Inc. ("Group Inc."). Group Inc. is currently majority controlled by Mr. Thomas L. Hansberger. Hansberger, a Delaware corporation, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. As of December 31, 2000, Hansberger managed assets with a value of approximately $3.0 billion.




                                                                     Principal Business(es) During the Last Two
Name                           Position(s) with Hansberger           Fiscal Years
------------------------------ ------------------------------------- --------------------------------------------
Thomas L. Hansberger           Chairman, President, Chief            Director - The Hansberger Global Fund PLC;
                               Executive Officer, Chief Investment   Director - Hansberger Global Investors
                               Officer, Director and Treasurer       Limited; Director and Shareholder - Hansberger
                                                                     Global Investors (HK) Limited; Director,
                                                                     Chief Executive Officer, President and Treasurer
                                                                     - Hansberger Group, Inc.; Chairman, President and
                                                                     Trustee - Hansberger institutional Series;
                                                                     Director and Shareholder - Hansberger Global
                                                                     Fund; Director - India Growth Fund; Director -
                                                                     Investment Company Institute; Director -
                                                                     The Bangkok Fund

J. Christopher Jackson         Director, Senior Vice President,      Director - Hansberger Global Investors
                               General Counsel, and Assistant        (HK) Limited; Senior Vice President,
                               Secretary                             General Counsel and Assistant Secretary -
                                                                     Hansberger Group, Inc.; Vice President -


                                                                     Hansberger Institutional Series; Director
                                                                     - Hansberger Global Fund; General Counsel
                                                                     and Secretary - McCarthy, Crisanti &
                                                                     Maffei, Inc.; General Counsel and
                                                                     Secretary - MCM Group, Inc.

Kimberley A. Scott             Director, Senior Vice President,      Director - The Hansberger Global Fund PLC;
                               Chief Administrative Officer, Chief   Director - Hansberger Global Investors
                               Compliance Officer and Secretary      Limited; Director - Hansberger Global
                                                                     Investors (HK) Limited; Senior Vice
                                                                     President, Chief Administrative Officer
                                                                     and Chief Compliance Officer - Hansberger
                                                                     Group, Inc.; Secretary - Hansberger
                                                                     Institutional Series; Director -
                                                                     Hansberger Global Fund

Wesley E. Freeman              Director, Managing Director -         Vice President - Hansberger Institutional
                               Institutional Marketing Series

Thomas A. Christensen          Chief Financial Officer               Chief Financial Officer - Hansberger
                                                                     Group, Inc.; Treasurer - Hansberger
                                                                     Institutional Series


Item 27.  Principal Underwriter

(a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of March 30, 2001:

                           AFBA 5 Star Funds
                           Alleghany Funds
                           Columbia Common Stock Fund, Inc.
                           Columbia Growth Fund, Inc.
                           Columbia International Stock Fund, Inc.
                           Columbia Special Fund, Inc.
                           Columbia Small Cap Fund, Inc.
                           Columbia Real Estate Equity Fund, Inc.
                           Columbia Balanced Fund, Inc.
                           Columbia Daily Income Company
                           Columbia U.S. Government Securities Fund, Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Fund, Inc.
                           Columbia High Yield Fund, Inc.
                           Columbia National Municipal Bond Fund, Inc.
                           Columbia Strategic Value Fund, Inc.
                           Columbia Technology Fund, Inc.
                           Deutsche Asset Management VIT Funds
                           Forward Funds, Inc
                           The Galaxy Fund
                           The Galaxy VIP Fund
                           Galaxy Fund II
                           GAMNA Series Funds, Inc.
                           Harris Insight Funds Trust

                           Hillview Investment Trust II
                           International Dollar Reserve Fund I, Ltd.
                           Kalmar Pooled Investment Trust
                           LKCM Funds
                           Matthews International Funds
                           McM Funds
                           Metropolitan West Funds
                           New Covenant Funds, Inc.
                           Pictet Funds
                           The RBB Fund, Inc.
                           Robertson Stephens Investment Trust
                           RWB/WPG U.S. Large Stock Fund
                           Stratton Growth Fund, Inc.
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Tomorrow Funds Retirement Trust
                           Trainer, Wortham First Mutual Funds
                           Undiscovered Managers Funds
                           Weiss, Peck & Greer Funds Trust
                           Weiss, Peck & Greer International Fund
                           Whitehall Funds Trust
                           Wilshire Target Funds, Inc.
                           WPG Growth and Income Fund
                           WPG Tudor Fund
                           WT Investment Trust

         Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Provident Institutional Funds
                           BlackRock Funds, Inc.

         Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds Trust
                           Northern Institutional Funds Trust

         Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           The Offit Investment Fund, Inc
                           The Offit Variable Insurance Fund, Inc.

         Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

                           ABN AMRO Funds

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 3200 Horizon Drive, King of Prussia, Pennsylvania 19406.

(b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

              Robert Crouse         -       Director
              Susan Keller          -       Director
              Michael DeNofrio      -       Chairman, President and Chief
                                            Executive Officer, Director
              Bruno DiStefano       -       Vice President
              Susan K. Moscaritolo  -       Vice President
              Elizabeth T. Holtsbery-       Vice President
              Lisa Colon            -       Vice President
              Rita G. Adler         -       Chief Compliance Officer
              Christine A. Ritch    -       Chief Legal Officer, Secretary and
                                            Clerk
              Bradley A. Stearns    -       Assistant Secretary and Assistant
                                            Clerk
              John L. Wilson        -       Assistant Secretary and Assistant
                                            Clerk
              Douglas D. Castagna   -       Controller
              Craig D. Stokarski    -       Treasurer

(c)      Not applicable.

Item 28.  Location of Accounts and Records.
-------   --------------------------------

         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: Harris Insight Funds Trust, 3200 Horizon Drive, King of Prussia, PA 19406; PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania 19107; PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809; Harris Investment Management, Inc., 190 South LaSalle Street, Chicago, Illinois 60603; or Harris Trust and Savings Bank, 111 West Monroe Street, Chicago, Illinois 60603.

Item 29.  Management Services.
-------   -------------------

         Other than as set forth under the captions "Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contracts.

Item 30.  Undertakings.
-------   ------------

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 21 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 21 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Chicago and State of Illinois on the 1st day of May, 2001.
                                         Harris Insight Funds Trust


                                         By:      Peter P. Capaccio, President*

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 21 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                                            Title                              Date

Peter P. Capaccio*                                   President                      1 May 2001

Thomas J. Ryan*                                      Treasurer and Chief            1 May 2001
                                                     Financial Officer

C. Gary Gerst*                                       Chairman of the                1 May 2001
                                                     Board of Trustees;
                                                     Trustee

Edgar R. Fiedler*                                    Trustee                        1 May 2001

John W. McCarter, Jr.*                               Trustee                        1 May 2001

Paula Wolff*                                         Trustee                        1 May 2001

Valerie B. Jarrett*                                  Trustee                        1 May 2001


* By:       /s/ Timothy R. Kane
         ------------------------
         Timothy R. Kane
         Attorney-in-Fact pursuant to powers of attorney dated 1 February 2000, 7 February 2000, 24 February 2000, and 23 February 2001.

                   Index of Exhibits Filed with this Amendment

Exhibit
Number                                   Exhibit

(a)(9) Amendment No. 1 to Establishment and Designation of Series and Classes of Shares dated 27 April 2001.

(b)(5)             Amendment to By-Laws dated 27 April 2001.

(d)(2) Assignment and Assumption Agreement dated 30 April 2001 among Registrant, Harris Trust, and Harris Investment Management, Inc. ("HIM").

(d)(5) Amendment of Investment Sub-advisory Contracts for Harris Insight International Fund and Harris Insight Emerging Markets Fund with Hansberger Global Investors, Inc. dated as of 30 April 2001.

(h)(15)            Service Plan dated 27 April 2001 relating to Exchange Shares.

(i)                Consent and legal opinion of Bell, Boyd & Lloyd.

(j)                Consent of independent accountants.

()(5)              Multi-Class Plan dated 27 April 2001.